                                                         File Number: 333-111067
                                                                      811-04294

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Post-Effective Amendment Number 5
                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                            VARIABLE ANNUITY ACCOUNT
              (formerly Minnesota Mutual Variable Annuity Account)
                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
                               (Name of Depositor)

             400 Robert Street North, St. Paul, Minnesota 55101-2098 (Address of Depositor's Principal Executive Offices) (Zip Code)


               (Depositor's Telephone Number, Including Area Code)
                                 (651) 665-3500

                                Dwayne C. Radel
                          Vice President and General Counsel
                        Minnesota Life Insurance Company
                            400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                    ---------------------------------------
                    (Name and Address of Agent for Service)
Approximate date of Public Offering: As soon as practicable after the effective date of this Registration Statement



It is proposed that this filing will become effective (check appropriate box)
       immediately upon filing pursuant to paragraph (b)
   ---

    X  on May 1, 2006 pursuant to paragraph (b) of Rule 485
   ---
       60 days after filing pursuant to paragraph (a)(i)
   ---
       on (date) pursuant to paragraph (a)(i)
   ---
       75 days after filing pursuant to paragraph (a)(ii)
   ---
       on (date) pursuant to paragraph (a)(ii) of Rule 485.
   ---
If appropriate, check the following box:


       this post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.


                      TITLE OF SECURITIES BEING REGISTERED
                           Variable Annuity Contracts

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                            Variable Annuity Account

                       Cross Reference Sheet to Prospectus


Form N-4

Item Number         Caption in Prospectus
     1.             Cover Page

     2.             Special Terms and How To Contact Us

     3.             An Overview of Contract Features

     4.             Condensed Financial Information; Performance Data -
                    Appendix A

     5.             General Information

     6.             Contract Charges and Fees

     7.             Description of the Contract

     8.             Annuitization Benefits and Options

     9.             Death Benefits

    10.             Description of the Contract; Purchase Payments, Purchase
                    Payments and Value of the Contract; Contract Charges and
                    Fees - Contingent Deferred Sales Charge.

    11.             Description of the Contract; Redemptions, Withdrawals and
                    Surrender

    12.             Federal Tax Status

    13.             Not Applicable

    14.             Table of Contents of the Statement of Additional
                    Information

Waddell & Reed Advisors Retirement Builder Annuity a variable annuity contract issued by Minnesota Life Insurance Company

(MINNESOTA LIFE LOGO)
400 Robert Street North - St. Paul, Minnesota 55101-2098 - Telephone:
1-800-362-3141 - http://www.minnesotalife.com

     This Prospectus sets forth the information that a prospective investor should know before investing. It describes an individual, flexible payment, variable annuity contract ("the contract") offered by the Minnesota Life Insurance Company. This contract is designed for long term investors. It may be used in connection with all types of personal retirement plans or independent of a retirement plan.

     You may invest your contract values in our Variable Annuity Account, our General Account, or in the Guarantee Periods of the Guaranteed Term Account.

The Variable Annuity Account invests in the following Fund portfolios:

                               (W&R TARGET FUNDS WADDELL & REED LOGO)

W&R Target Funds, Inc.
- W&R Asset Strategy Portfolio
- W&R Balanced Portfolio
- W&R Bond Portfolio
- W&R Core Equity Portfolio
- W&R Dividend Income Portfolio

- W&R Energy Portfolio

- W&R Global Natural Resources Portfolio
- W&R Growth Portfolio
- W&R High Income Portfolio
- W&R International Growth Portfolio

- W&R International Value Portfolio



- W&R Limited-Term Bond Portfolio
- W&R Micro Cap Growth Portfolio
- W&R Mid Cap Growth Portfolio
- W&R Money Market Portfolio
- W&R Mortgage Securities Portfolio
- W&R Real Estate Securities Portfolio
- W&R Science and Technology Portfolio
- W&R Small Cap Growth Portfolio
- W&R Small Cap Value Portfolio
- W&R Value Portfolio

     Your contract value and the amount of each variable annuity payment will vary in accordance with the performance of the investment portfolio(s) ("Portfolio(s)") you select for amounts allocated to the Variable Annuity Account. You bear the entire investment risk for amounts you allocate to those Portfolios.

     This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling 1-800-362-3141 or by writing to us at the address shown above. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

     THIS PROSPECTUS IS NOT VALID UNLESS ACCOMPANIED BY A CURRENT PROSPECTUS OF THE PORTFOLIOS SHOWN ABOVE.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.


     THE DATE OF THIS PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION
     IS: MAY 1, 2006.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION IN WHICH THE OFFERING WOULD BE UNLAWFUL. WE HAVE NOT AUTHORIZED ANY DEALER, SALESPERSON, REPRESENTATIVE OR OTHER PERSON TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, YOU SHOULD NOT RELY ON THEM.

         TABLE OF CONTENTS


                    SPECIAL TERMS                                                                          1
                    HOW TO CONTACT US                                                                      3
                    AN OVERVIEW OF CONTRACT FEATURES                                                       4
                    CONTRACT CHARGES AND EXPENSES                                                          6
                    CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS                              11
                    DESCRIPTION OF THE CONTRACT                                                           12
                              Right of Cancellation or "Free Look"                                        12
                              Purchase Payments                                                           12
                              Automatic Purchase Plan                                                     13
                              Purchase Payment Allocation Options                                         13
                              Transfers                                                                   13
                              Market Timing and Disruptive Trading                                        14
                              Systematic Transfer Arrangements                                            15
                                        Automatic Portfolio Rebalancing                                   15
                                        Dollar Cost Averaging                                             15
                              Purchase Payments and Value of the Contract                                 16
                              Crediting Accumulation Units                                                16
                              Value of the Contract                                                       17
                              Accumulation Unit Value                                                     17
                              Net Investment Factor for Each Valuation Period                             17
                              Redemptions, Withdrawals and Surrender                                      18
                              Modification and Termination of the Contract                                18
                              Assignment                                                                  19
                              Deferment of Payment                                                        19
                              Confirmation Statements and Reports                                         20
                    CONTRACT CHARGES AND FEES                                                             20
                              Contingent Deferred Sales Charge                                            20
                              Nursing Home or Terminal Illness Waiver                                     22
                              Unemployment Waiver                                                         22
                              Mortality and Expense Risk Charge                                           23
                              Annual Maintenance Fee                                                      23
                              Optional Contract Rider Charges                                             23
                              Premium Taxes                                                               25
                              Market Value Adjustment                                                     25
                    ANNUITIZATION BENEFITS AND OPTIONS                                                    25
                              Annuity Payments                                                            25
                              Electing the Retirement Date and Annuity Option                             26
                              Annuity Options                                                             26
                              Calculation of Your First Annuity Payment                                   27
                              Amount of Subsequent Variable Annuity Payments                              28

                              Value of the Annuity Unit                                                   28
                              Transfers after you have Annuitized your Contract                           28
                    DEATH BENEFITS                                                                        29
                              Before Annuity Payments Begin                                               29
                              Optional Death Benefits                                                     30
                              Highest Anniversary Value Death Benefit Option                              30
                              5% Death Benefit Increase Option                                            32
                              Premier Death Benefit Option                                                33
                              After Annuity Payments Begin                                                35
                    OTHER CONTRACT OPTIONS                                                                35
                              Estate Enhancement Benefit (EEB) Option                                     35
                              Guaranteed Income Provider Benefit (GIPB) Option                            36
                              Guaranteed Minimum Withdrawal Benefit (GMWB) Option                         39
                              Guaranteed Lifetime Withdrawal Benefit (GLWB) Option                        43
                    GENERAL INFORMATION                                                                   48
                              The Company -- Minnesota Life Insurance Company                             48
                              The Separate Account -- Variable Annuity Account                            48
                              Changes to the Separate Account -- Additions, Deletions or
                                Substitutions                                                             49
                              Compensation Paid for the Sale of Contracts                                 50
                              Payments Made by Underlying Mutual Funds                                    50
                              The General Account and the Guaranteed Term Account                         51
                    VOTING RIGHTS                                                                         54
                    FEDERAL TAX STATUS                                                                    55
                    PERFORMANCE DATA                                                                      62
                    STATEMENT OF ADDITIONAL INFORMATION                                                   62
                    APPENDIX A -- CONDENSED FINANCIAL INFORMATION                                        A-1
                    APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES                                B-1
                    APPENDIX C -- TYPES OF QUALIFIED PLANS                                               C-1
                    APPENDIX D -- EXAMPLES OF THE GUARANTEED MINIMUM WITHDRAWAL                          D-1
                      BENEFIT OPTION
                    APPENDIX E -- EXAMPLES OF THE GUARANTEED LIFETIME WITHDRAWAL                         E-1
                      BENEFIT OPTION

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

Accumulation Unit: an accounting unit of measure used to calculate the value of a sub-account of the variable annuity account, of this contract before annuity payments begin.

Annuitant:  the person who may receive lifetime benefits under the contract.

Annuity: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

Annuity Unit: an accounting unit of measure used to calculate the value of annuity payments under a variable annuity income option.

Assumed Investment Return: the annual investment return (AIR) used to determine the amount of the initial variable annuity payment. Currently the AIR is equal to 4.5%.

Code:  the Internal Revenue Code of 1986, as amended.

Commuted Value: the present value of any remaining period certain payments payable in a lump sum. The value will be based upon the then current dollar amount of one payment and the same interest rate that served as a basis for the annuity. If a commuted value is elected for a period certain on a variable annuity payment during the life of the annuitant, a deferred sales charge may apply.

Contract Owner: the owner of the contract, which could be the annuitant, his or her employer, or a trustee acting on behalf of the employer.

Contract Value: the sum of your values in the variable annuity account, the general account, and/or the guaranteed period(s) of the guaranteed term account.

Contract Year: a period of one year beginning with the contract date or a contract anniversary.

Fixed Annuity: an annuity providing for payments of guaranteed amounts throughout the payment period.

General Account: all of our assets other than those held in our other separate accounts.

Guarantee Period: a period of one or more years, for which the current interest rate is guaranteed.

Guaranteed Term Account: a non-unitized separate account providing guarantee periods of different lengths. Amounts allocated to the guarantee periods of the guaranteed term account are credited with interest rates guaranteed by us for the entire guarantee period. The assets of the guaranteed term account are ours and are not subject to claims arising out of any other business of ours.

Market Value Adjustment ("MVA"): the adjustment made to any amount you withdraw, surrender, apply to provide annuity payments, or transfer from a guarantee period of the guaranteed term account prior to the renewal date. This adjustment may be positive or negative and reflects the impact of changes in applicable interest rates between the time the purchase payment, transfer, or renewal is allocated to the guaranteed term account and the time of the withdrawal, surrender, annuity payment election or transfer.

Net Investment Factor: the net investment factor for a valuation period is the gross investment rate for such valuation period less a deduction for the charges to the variable account including any applicable optional benefit riders. The gross investment factor is a measure of the performance of the underlying fund after deductions for all charges to the variable account including those for applicable optional benefit riders.

Plan: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.

Portfolio(s): the mutual funds whose separate investment portfolios we have designated as eligible investments for the variable annuity account. Each sub-account of the variable annuity account invests in a different Portfolio. Currently these include the portfolios shown on the cover page of this Prospectus.

Purchase Payments: amounts paid to us under your contract in consideration of the benefits provided.

Separate Account: a separate investment account for which the investment experience of its assets is separate from that of our other assets.

Sub-Account: a division of the variable annuity account. Each sub-account invests in a different portfolio.

Valuation Date or Valuation Days:  each date on which a portfolio is valued.

Variable Annuity: an annuity providing for payments varying in amount in accordance with the investment experience of the portfolios.

Variable Annuity Account: a separate investment account called the variable annuity account. The investment experience of its assets is separate from that of our other assets.

We, Our, Us:  Minnesota Life Insurance Company.

You, Your:  the contract owner.

HOW TO CONTACT US

     At Minnesota Life, we make it easy for you to find information on your annuity. Here's how you can get the answers you need.

MINNESOTA LIFE'S ANNUITY SERVICE LINE

(TELEPHONE GRAPHIC)
         - Call our service line at 1-800-362-3141 to speak with one of our customer service representatives. They're available Monday through Friday from 7:30 a.m. to 4:30 p.m. Central Time.

BY MAIL

(MAIL GRAPHIC)
         - For purchase payments sent by regular mail:
             Minnesota Life
             Annuity Services
             P.O. Box 64628
             St. Paul, MN 55164-0628

         - All other service requests, inquiries and overnight express mail should be sent to:
             Annuity Services A3-9999
             400 Robert Street North
             St. Paul, MN 55101-2098

         - To receive a current copy of the Variable Annuity SAI without charge, call 1-800-362-3141, or complete and detach the following and send it to:
             Minnesota Life Insurance Company
             Annuity Services
             400 Robert Street North
             St. Paul, MN 55101-2098

             Name
             -------------------------------------------------------------------

             Address
             -------------------------------------------------------------------

             City ---------- State ------ Zip ----------------------------------

AN OVERVIEW OF CONTRACT FEATURES

ANNUITY CONTRACTS

An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person; or for a specified period of time. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary with the investment experience of a separate account is a variable annuity. An annuity contract may also be "deferred" or "immediate". An immediate annuity contract is one in which annuity payments begin right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract delays your annuity payments until a later date. During this deferral period, also known as the accumulation period, your annuity purchase payments and any earnings accumulate on a tax deferred basis.

TYPE OF CONTRACT

The contract is a variable annuity contract which provides for monthly annuity payments. These payments may begin immediately or at a future date you specify. Below is a summary of certain contract features and expenses. Please see the corresponding section of the Prospectus for complete details, restrictions or limitations that may apply. Your contract has a right of cancellation which is described in detail in the section entitled "Right of Cancellation or Free-look." Charges that apply to your contract may be found in the section titled "Contract Charges and Fees". State variations of certain features may exist. See your registered representative for more information.

PURCHASE PAYMENTS:

     Initial Minimum                                   $10,000
                                                       $2,000 for IRAs and qualified plans

     Subsequent payment minimum                        $500
                                                       ($100 for automatic payment plans)

INVESTMENT OPTIONS:

     Fixed Account                                     Minnesota Life General Account

     Guaranteed Term Account                           3 year guarantee period*
                                                       5 year guarantee period*
                                                       7 year guarantee period*
                                                       10 year guarantee period*

     Variable Annuity Account                          See the list of portfolios on the cover
                                                       page

     * Subject to market value adjustment on early withdrawal -- see "General Information
       Section" for additional details. The 3 year period is not currently available.

WITHDRAWALS:

     Minimum withdrawal amount                         $250

     (Withdrawals and surrenders may be subject to contingent deferred sales charges and/or market value adjustment depending upon how your contract value is allocated.)

In certain cases the contingent deferred sales charge ("CDSC") is waived on withdrawal or surrender. The following CDSC waivers are included in this contract if the withdrawal or surrender is after the first contract anniversary:

     - Nursing Home Waiver

     - Terminal Illness Waiver

     - Unemployment Waiver

State variations may apply to these waivers. See your representative and the section titled "Contract Charges and Fees" for more details. The CDSC is also waived at death and upon annuitization.

DEATH BENEFIT

Your contract provides a death benefit. The standard death benefit included with the contract is known as the GUARANTEED MINIMUM DEATH BENEFIT. Certain optional death benefits may also be selected and may provide the opportunity for a larger death benefit. The optional death benefits include: the HIGHEST ANNIVERSARY VALUE (HAV) DEATH BENEFIT OPTION; the 5% DEATH BENEFIT INCREASE (5% DBI) OPTION or the PREMIER DEATH BENEFIT (PDB) OPTION. Each of the optional choices has specific charges associated with the death benefit. You may elect an optional death benefit at the time of issue if you are less than 76 years old. You may only select one death benefit option. To whom a benefit is paid depends upon who has died and the type of contract you have purchased. Death benefit options may not be available in all states. Please see the "Death Benefits" section for complete details.

ALLOCATION OF CONTRACT VALUES

You can change your allocation of future purchase payments by giving us written notice or a telephone call notifying us of the change. Before annuity payments begin, you may transfer all or a part of your contract value among the portfolios and/or the general account and/or one or more of the guarantee periods of the guaranteed term account. A market value adjustment may apply if you move amounts from the guaranteed term account prior to the end of a guarantee period. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts or to a fixed annuity, subject to some restrictions. During the annuity period, annuity reserves may only be transferred from a variable annuity to a fixed annuity.

AVAILABLE ANNUITY OPTIONS

The annuity options available include a life annuity; a life annuity with a period certain of 120 months, 180 months, or 240 months; a joint and last survivor annuity; and a period certain annuity. Each annuity option may be elected as a variable or fixed annuity or a combination of the two. Other annuity options may be available from us on request.

OTHER CONTRACT OPTIONS


You may also elect to purchase these other options as part of your contract. EACH OPTION HAS A CHARGE ASSOCIATED WITH IT WHICH IS DESCRIBED IN MORE DETAIL LATER IN THE PROSPECTUS SECTION ENTITLED "OPTIONAL CONTRACT RIDER CHARGES." Each contract feature may or may not be beneficial to you depending on your specific circumstances and how you intend to use your contract. In addition, there may be limitations and restrictions that apply to your contract as a result of a particular option or a combination of options. Please read the prospectus section(s) carefully and consult your tax advisor and your representative before you elect any optional contract features. These options may not be available in every state and we reserve the right to stop offering any option(s) at any time.



GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB)



This contract option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, generally over their life regardless of underlying sub-account performance. It allows a contract owner to take withdrawals from their contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die) or, b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. SINCE THIS BENEFIT IS

ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION IS GENERALLY NOT APPROPRIATE FOR YOU.



GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)



This contract option provides for a guarantee that allows a contract owner to withdraw an amount from the contract each contract year up to a specified maximum amount, known as the Guaranteed Annual Withdrawal, until the Guaranteed Withdrawal Benefit is reduced to zero. A detailed explanation of how these amounts are calculated is provided in the section of this Prospectus describing this contract option. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION IS GENERALLY NOT APPROPRIATE FOR YOU.



ESTATE ENHANCEMENT BENEFIT OPTION (EEB)



This contract option provides for an additional amount to be included in the death benefit proceeds when the death benefit proceeds become payable under your contract. It is intended to provide additional amounts to help offset expenses that may be due upon your death, such as federal and state taxes that may be payable on any taxable gains in your contract.



GUARANTEED INCOME PROVIDER BENEFIT OPTION (GIPB)



This contract option provides for a guaranteed minimum fixed income benefit if you elect certain annuity options. It is designed to provide a guaranteed level of annuity income regardless of the actual investment performance that you experience during your accumulation period. IF YOU DO NOT INTEND TO ANNUITIZE YOUR CONTRACT, YOU WILL NOT RECEIVE THE BENEFIT OF THIS OPTION, AND THEREFORE THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. ONCE YOU ELECT THIS CONTRACT OPTION YOU MAY NOT CHANGE OR TERMINATE THE OPTION.


CONTRACT CHARGES AND EXPENSES

The following contract expense information is intended to illustrate the expenses of the contract. All expenses shown are rounded to the nearest dollar.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

SALES LOAD IMPOSED ON PURCHASES
(as a percentage of purchase payments)                               None


CONTINGENT DEFERRED SALES CHARGE
(as a percentage of each purchase payment)

                              CONTRACT YEARS SINCE PAYMENT
                              ----------------------------
                                          0-1                    8%
                                          1-2                    8%
                                          2-3                    7%
                                          3-4                    6%
                                          4-5                    6%
                                          5-6                    5%
                                          6-7                    4%
                                          7-8                    3%
                                    8 and thereafter             0%
SURRENDER FEES                                                  None
TRANSFER FEE                                                    None

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Portfolio company fees and expenses.

ANNUAL MAINTENANCE FEE**                                           $50

** (Applies only to contracts where the greater of the contract value or purchase payments, less withdrawals, is less than $50,000 on the contract anniversary and at surrender. Does not apply after annuitization.)

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

     BEFORE ANNUITY PAYMENTS COMMENCE

     Base Contract Only

                                                                               TOTAL SEPARATE
                                                                  MORTALITY        ACCOUNT
                                                                 AND EXPENSE   ANNUAL EXPENSES
                                                                  RISK FEES    (BASE CONTRACT)
                                                                 -----------   ---------------
                                                                    1.25%           1.25%

     Optional Death Benefits

                                                                                TOTAL SEPARATE
                                                                                   ACCOUNT
                                                                               ANNUAL EXPENSES
                                                               DEATH BENEFIT   (DEATH BENEFIT +
                                                                  CHARGE        BASE CONTRACT)
                                                               -------------   ----------------
   Highest Anniversary Value                                       0.15%            1.40%
   5% Death Benefit Increase                                       0.25%            1.50%
   Premier Death Benefit (PDB)                                     0.35%            1.60%

     Other Contract Options

                                                                              TOTAL SEPARATE
                                                                                  ACCOUNT
                                                                              ANNUAL EXPENSES
                                                               CHARGE FOR   (THIS OPTION ONLY +
                                                                 OPTION       BASE CONTRACT)
                                                               ----------   -------------------
   Estate Enhancement Benefit (EEB)                              0.25%             1.50%
   Guaranteed Income Provider Benefit (GIPB)                     0.50%             1.75%

     Maximum Possible Separate Account Charges
     Base(1.25%) + PDB(.35%) + EEB(.25%) + GIPB (.50%) = 2.35%

     (Does not include the GMWB option or GLWB option because neither is a separate account charge.)

OTHER OPTIONAL BENEFIT CHARGES TAKEN FROM CONTRACT VALUE



Guaranteed Minimum Withdrawal Benefit                     Maximum possible charge  1.00%
(GMWB) Charge(1)                                          Current benefit charge   0.50%



(1) The current annual charge for this option is equal to 0.50% times the Guaranteed Withdrawal Benefit (GWB) amount. Beginning with the GMWB effective date and at the end of every three months thereafter, one quarter of the annual GMWB charge will be deducted proportionately from the values in the variable annuity account. Please see the GMWB section of the Prospectus for a detailed discussion of charges and formulas used to calculate these amounts.



OTHER OPTIONAL BENEFIT CHARGES TAKEN FROM CONTRACT VALUE




Guaranteed Lifetime Withdrawal Benefit                    Charge                   0.60%
(GLWB) Charge(2)



(2) The charge for this option is equal to 0.60% annually. Beginning with the GLWB effective date and at the end of every three months thereafter, one quarter of the annual GLWB charge (0.15%) will be multiplied by the contract value on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. Please see the GLWB section of the Prospectus for details.


The next item shows the minimum and maximum total operating expenses charged by the Portfolios (before any waivers or reimbursements) that you may pay periodically during the time that you own the contract. More detail concerning each of the Portfolio's fees and expenses is contained in the prospectus for each Portfolio.


                                                              MINIMUM   MAXIMUM
                                                              -------   -------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees,
and other expenses)                                            0.79%     2.16%


State premium taxes may also be deducted, ranging from 0% to 3.5% depending on applicable law. See "Premium Tax" section for more information.

CONTRACT OWNER EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, separate account annual expenses, and Portfolio company fees and expenses.


The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and uses the separate account annual expenses before annuity payments commence. The Example is shown using both the least expensive Portfolio (Minimum Fund Expenses) and the most expensive Portfolio (Maximum Fund Expenses) before any reimbursements, as well as the least expensive contract design (Base Contract only) and the three most expensive contract designs over the time period; (Base + PDB + EEB + GIPB) which includes the Premier Death Benefit Option, Estate Enhancement Benefit Option and the Guaranteed Income Provider Benefit Option; (Base + HAV + EEB + GMWB) which includes the Highest Anniversary Value Death Benefit Option, Estate Enhancement Benefit Option; the Guaranteed Minimum Withdrawal Benefit Option; and
(Base + HAV + EEB + GLWB) which includes the Highest Anniversary Value Death Benefit Option, Estate Enhancement Benefit Option and the Guaranteed Lifetime Withdrawal Benefit Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                                                    IF YOU ANNUITIZE AT THE END OF THE
                                           IF YOU SURRENDERED YOUR CONTRACT AT      AVAILABLE TIME PERIOD OR YOU DO NOT
                                          THE END OF THE APPLICABLE TIME PERIOD           SURRENDER YOUR CONTRACT
                                          -------------------------------------    -------------------------------------
                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                          ------   -------   -------   --------    ------   -------   -------   --------
MINIMUM FUND EXPENSES
Base Contract Only......................  $1,008   $1,343    $1,703     $2,379      $208    $  643    $1,103     $2,379
Base  + HAV  + EEB  + GMWB                $1,098   $1,608..  $2,270     $3,645      $298    $  908    $1,670     $3,645
Base  + PDB  + EEB  + GIPB..............  $1,118   $1,671    $2,249     $3,457      $318    $  971    $1,649     $3,457
Base  + HAV  + EEB  + GLWB..............  $1,108   $1,643    $2,203     $3,367      $308    $  943    $1,603     $3,367
MAXIMUM FUND EXPENSES
Base Contract Only......................  $1,145   $1,751    $2,379     $3,703      $345    $1,051    $1,779     $3,703
Base  + HAV  + EEB  + GMWB..............  $1,234   $2,008    $2,914     $4,834      $434    $1,308    $2,314     $4,834
Base  + PDB  + EEB  + GIPB..............  $1,253   $2,066    $2,887     $4,630      $453    $1,366    $2,287     $4,630
Base  + HAV  + EEB  + GLWB..............  $1,244   $2,039    $2,844     $4,553      $444    $1,339    $2,244     $4,553



note: A contract combination that uses Base + PDB + EEB + GIPB is actually more expensive than the Base + HAV + EEB + GMWB combination for the first three years because the charge for the GMWB option is calculated based on the GWB amount as compared to the charge for the GIPB which is taken as a separate account charge. In addition, the example assumes the maximum possible charge for the GMWB after the first three years since a contract owner has the ability to elect a reset three years after the option is elected. Similarly the Base + HAV + EEB + GLWB is more expensive than the
Base + HAV + EEB + GMWB combination for the first three years only. The examples assume the maximum possible charge for GMWB after the third year since the contract owner has the ability to elect a reset three years after the option is elected.


Different fees and expenses not reflected in the examples above apply after annuity payments commence. Please see the section entitled "Contract Charges and Fees" for a discussion of those expenses. The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

Expenses After Annuity Payments Commence

The next section shows the fees and charges that apply to your contract after you have annuitized it.

SEPARATE ACCOUNT BASED CHARGES

Mortality and Expense Risk Fee                                         1.35%
Optional Death Benefit Charges                                Not Applicable
Other Optional Separate Account Charges                       Not Applicable

OTHER CHARGES

Other Optional Benefit Charges taken from Contract Value      Not Applicable

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial history of each sub-account may be found in the Appendix under the heading "Condensed Financial Information." The complete financial statements of the variable annuity account and Minnesota Life are included in the Statement of Additional Information.

THE PORTFOLIOS

Below is a list of the portfolios and their investment adviser and investment sub-adviser. The prospectus for the portfolios must accompany this Prospectus and contain more detailed information about each portfolio. The portfolio's investment objectives are contained within the portfolio's prospectus. No assurance can be given that a portfolio will achieve its investment objective. You should carefully read the prospectus before investing in the contract.


                                                              INVESTMENT                          INVESTMENT
                FUND/PORTFOLIO                                  ADVISER                           SUB-ADVISER
                --------------                                ----------                          -----------
 W&R TARGET FUNDS, INC.:
 W&R Asset Strategy Portfolio                      Waddell & Reed Investment
                                                   Management Company
 W&R Balanced Portfolio                            Waddell & Reed Investment
                                                   Management Company
 W&R Bond Portfolio                                Waddell & Reed Investment
                                                   Management Company
 W&R Core Equity Portfolio                         Waddell & Reed Investment
                                                   Management Company
 W&R Dividend Income Portfolio                     Waddell & Reed Investment
                                                   Management Company
 W&R Energy Portfolio                              Waddell & Reed Investment
                                                   Management Company
 W&R Global Natural Resources Portfolio            Waddell & Reed Investment            Mackenzie Financial Corporation
                                                   Management Company
 W&R Growth Portfolio                              Waddell & Reed Investment
                                                   Management Company
 W&R High Income Portfolio                         Waddell & Reed Investment
                                                   Management Company
 W&R International Growth Portfolio                Waddell & Reed Investment
                                                   Management Company
 W&R International Value Portfolio                 Waddell & Reed Investment            Templeton Investment Counsel,
                                                   Management Company                   LLC
 W&R Limited-Term Bond Portfolio                   Waddell & Reed Investment
                                                   Management Company
 W&R Micro Cap Growth Portfolio                    Waddell & Reed Investment            Wall Street Associates
                                                   Management Company
 W&R Mid Cap Growth Portfolio                      Waddell & Reed Investment
                                                   Management Company
 W&R Money Market Portfolio                        Waddell & Reed Investment
                                                   Management Company
 W&R Mortgage Securities Portfolio                 Waddell & Reed Investment            Advantus Capital Management,
                                                   Management Company                   Inc.
 W&R Real Estate Securities Portfolio              Waddell & Reed Investment            Advantus Capital Management,
                                                   Management Company                   Inc.
 W&R Science and Technology Portfolio              Waddell & Reed Investment
                                                   Management Company
 W&R Small Cap Growth Portfolio                    Waddell & Reed Investment
                                                   Management Company
 W&R Small Cap Value Portfolio                     Waddell & Reed Investment            BlackRock Financial Management,
                                                   Management Company                   Inc.
 W&R Value Portfolio                               Waddell & Reed Investment
                                                   Management Company

DESCRIPTION OF THE CONTRACT

Your contract may be used in connection with all types of tax-qualified plans, state deferred compensation plans or individual retirement annuities adopted by, or on behalf of individuals. It may also be purchased by individuals not as a part of any retirement plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date.

You must complete an application and submit it to us. We will review your application form for compliance with our issue criteria, and if it is accepted, we will issue the contract to you. The annuitant must be the same as the owner except in situations where the owner is other than a natural person, such as a trust, corporation or similar entity or where otherwise agreed to by us.

RIGHT OF CANCELLATION OR "FREE-LOOK"

You should read your contract carefully as soon as you receive it. You may cancel your contract within twenty days after its delivery, for any reason, by giving us written notice at: 400 Robert Street North, St. Paul, Minnesota 55101-2098. If you cancel and return your contract during the "free look period", we will refund to you the amount of your contract value plus any premium tax charges that may have been deducted, or such other amount as required by your state. Purchase payments will be invested in accordance with your allocation instructions during the free-look period. You may bear the investment risk for your purchase payments during this period.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be longer. See your contract for complete details regarding your right to cancel.

PURCHASE PAYMENTS

You choose when to make purchase payments. Your initial purchase payment must be at least equal to the following:

            $10,000
            $2,000 for IRAs and Qualified Retirement Plans

You must submit this amount along with your application. There may also be limits on the maximum contributions that you can make to retirement plans. Be sure to review your retirement plan's contribution rules.

We will return your initial payment or any subsequent payment within five business days if: (1) your application or instructions fail to specify which Portfolios you desire, or are otherwise incomplete, or (2) you do not consent to our retention of your payment until the application or instructions are made complete.

Purchase payments subsequent to your initial payment must be at least $500 regardless of the type of contract you purchase or the retirement plan with which it is used. Total purchase payments may not exceed $5,000,000, for the same owner or annuitant except with our consent. In addition, total aggregate purchase payments allocated to the General Account and each of the Guarantee Periods of the Guaranteed Term Account, may not exceed $250,000, except with our consent. For purposes of this limitation, we may aggregate other Minnesota Life annuity contracts with this one. Additional purchase payments will not be accepted while either the owner or joint owner qualifies under the nursing home or terminal illness provisions for the waiver of any contingent deferred sales charges.

AUTOMATIC PURCHASE PLAN

If you elect to establish an Automatic Purchase Plan (APP), the minimum subsequent purchase payment amount is reduced to $100. You may elect purchase payments to occur on a bi-weekly, monthly, bi-monthly, quarterly, semi-annual or annual basis. You must also select which day of the month you would like your APP draft to occur. You may select from the 1st day of the month through the 25th day. If the date you selected falls on a date that is not a valuation date, for example because it's a holiday or weekend, the transaction will be processed on the next valuation date.

PURCHASE PAYMENT ALLOCATION OPTIONS

Your purchase payments may be allocated to a portfolio of the variable annuity account, to our general account or to one or more guarantee period(s) of the guaranteed term account. There is no minimum amount which must be allocated to any of the allocation options. However, you may not allocate more than $250,000, or allocate in such a way as to cause the aggregate amount held in the general account and guarantee periods of the guaranteed term account to exceed $250,000, without our prior consent.

TRANSFERS

Values may be transferred between the general account, guarantee period(s) of the guaranteed term account and/or between or among the portfolios of the variable annuity account. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office.

You may make 12 transfers each contract year for each contract by U.S. Mail, facsimile, or telephone. Once you have executed the 12 transfers, you may only submit additional transfer requests by U.S. Mail or overnight delivery service. Transfer requests submitted through same day mail or courier service will not be accepted. If you want to cancel a transfer request after you have executed 12 transfers, you must also cancel it in writing by U.S. Mail or overnight delivery service. Systematic transfers will not count towards this limitation.


Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We have procedures designed to provide reasonable assurance that telephone or faxed authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions.


There is generally no dollar amount limitation on transfers. However, transfers may not cause the aggregate value of the general account and each of the guaranteed periods to exceed $250,000 without our prior consent. In addition, transfers from the general account will be limited to a single transfer during any calendar year in an amount not to exceed 20% of the general account value at the time of the transfer request. However, in the case of general account values of $1,000 or less, we will allow a one-time transfer of the entire general account value to the portfolios of the variable annuity account or to a guarantee period of the guaranteed term account. (Additional limitations apply in the case of systematic transfer arrangements. See "Systematic Transfer Arrangements".)

No contingent deferred sales charge will be imposed on transfers. In addition, there is no charge for transfers. A market value adjustment may apply in the case of amounts transferred from a guarantee period of the guaranteed term account. Please refer to the section "General Information -- The General Account and Guaranteed Term Account" for details.

During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

MARKET TIMING AND DISRUPTIVE TRADING

This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your contract can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term contract owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this contract if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for contract owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -- any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your contract. We will consider one or more of the following factors:

     - the dollar amount of the transfer(s);

     - whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

     - whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

     - the number of transfers in the previous calendar quarter;

     - whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

SYSTEMATIC TRANSFER ARRANGEMENTS


We offer certain systematic transfer arrangements including rebalancing and dollar cost averaging. You may elect either of these methods to occur on a monthly, quarterly, semi-annual or annual basis. However, you may not elect both of these systematic transfer arrangements on the same contract at the same time. You must also select the day of the month you would like the transaction to be processed (ranging from the 1st to the 25th day of the month). After annuitization, the date must range from the 2nd to the 25th day of the month. If a transaction cannot be completed on that date, for example, because it's a weekend or holiday, it will be processed on the next valuation date. There will be no charge for any of the systematic transfer arrangements described below, and they will not count toward your 12 transfers in any single contract year described above.


     AUTOMATIC PORTFOLIO REBALANCING

     Rebalancing is a technique where you instruct us to re-allocate specific portfolios periodically to a predetermined percentage. We will re-allocate your portfolios based on the designated date, frequency and percentage instructions you provide to us.


     Rebalancing will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. Rebalancing is not available for values in a guarantee period of the guaranteed term account.



     If you elect a variable annuitization, the annuitant may instruct us to rebalance the variable sub-accounts. Rebalancing is not available for any portion that is a fixed annuitization.


     DOLLAR COST AVERAGING

     Dollar Cost Averaging ("DCA") is another type of systematic transfer arrangement. DCA is an investment technique by which you invest a set amount of money at regular intervals. This technique averages the cost of the units you purchase over the period of time and may help to even out the market's volatility in your portfolio. You must instruct us with the date, amount, frequency and the portfolios you wish to be included.

     DCA will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. DCA instructions will remain active until the portfolio is depleted in the absence of specific instructions otherwise. Although DCA is available for values in the guaranteed term account remember that amounts transferred prior to the end of a guarantee period may be subject to a market value adjustment. DCA is not available after you annuitize.

     You may use DCA to transfer your entire general account value out of the general account over a set period of time. The minimum period of time is 12 months if it is set up on a monthly basis. If set up on a less frequent basis, the minimum period of time is the time period needed to complete 12 transfers, (e.g., quarterly would be over a period of 3 years).

     You may also transfer a specified amount from the general account on a monthly, quarterly, semi-annual or annual basis. The maximum initial amount transferred may not exceed 10% of your current general account value at the time of the transfer request. For contracts where the general account value has increased during the year because of transfers into the general account, or because of additional purchase payments made after the transfer program has been established, DCA will be allowed to the extent of the greater of the current transfer amount or 10% of the then current general account value. We reserve the right to alter such transfer restrictions, even if you have established DCA out of the general account previously, but will do so only upon prior written notice to you.

PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

CREDITING ACCUMULATION UNITS

During the accumulation period each purchase payment is credited on the valuation date on or following the date we receive the purchase payment at our home office. We will credit your purchase payments allocated to the variable annuity account, to your contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the portfolio(s).

We will determine the value of accumulation units on each day on which each portfolio is valued. The net asset value of the portfolios' shares shall be computed once daily, and, in the case of money market portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange ("Exchange") (currently, 3:00 p.m., Central
Time), on each day, Monday through Friday, except:

     - days on which changes in the value of that portfolio's securities will not materially affect the current net asset value of that portfolio's shares,

     - days during which none of that portfolio's shares are tendered for redemption and no order to purchase or sell that portfolio's shares is received by that portfolio, and

     - customary national business holidays on which the Exchange is closed for trading.

The value of accumulation units for any given sub-account will be the same for all purchase payments we receive at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.

In addition to providing for the allocation of purchase payments to the sub-account of the variable annuity account, the contracts allow you to allocate purchase payments to our general account or to the guarantee periods of the guaranteed term account for accumulation at a guaranteed interest rate.

VALUE OF THE CONTRACT

The contract value of your contract at any time prior to when annuity payments begin can be determined by multiplying the number of accumulation units of each portfolio to which you allocate values by the current value of those units and then adding the values so calculated. Then add to that amount any value you have allocated to the general account and guarantee period(s) of the guaranteed term account. There is no assurance that your contract value will equal or exceed your purchase payments.

ACCUMULATION UNIT VALUE

The value of an accumulation unit for each sub-account of the variable annuity account was set at $1.000000 on the first valuation date of the sub-account. The value of an accumulation unit on any subsequent valuation date is determined by multiplying:

     - the value of that accumulation unit on the immediately preceding valuation date by,

     - the net investment factor for the applicable sub-account (described below) for the valuation period just ended.

The value of an accumulation unit any day other than a valuation date is its value on the next valuation date.

NET INVESTMENT FACTOR FOR EACH VALUATION PERIOD

The net investment factor is an index used to measure the investment performance of a sub-account of the variable annuity account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for that sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.25% per annum (1.35% per annum after annuitization. If you elected an optional death benefit option and/or other optional benefit, the charge associated with that option will also be deducted.

The gross investment rate may be positive or negative and is equal to:

     - the net asset value per share of a portfolio share held in a sub-account of the variable annuity account determined at the end of the current valuation period, plus

     - the per share amount of any dividend or capital gain distribution by the portfolio if the "ex-dividend" date occurs during the current valuation period, divided by,

     - the net asset value per share of that portfolio share determined at the end of the preceding valuation period.

REDEMPTIONS, WITHDRAWALS AND SURRENDER

Prior to the date annuity payments begin you may make partial withdrawals from your contract in amounts of at least $250. We will waive the minimum withdrawal amount:

     - on withdrawals where a systematic withdrawal program is in place and the smaller amount satisfies the minimum distribution requirements of the Code, or

     - when the withdrawal is requested because of an excess contribution to a tax-qualified contract.


To request a withdrawal or surrender (including 1035 exchanges) you must submit to Annuity Services, a fully completed and signed Minnesota Life surrender or withdrawal form. The form(s) may be sent to us via facsimile. Our FAX number is:
(651) 665-7942. Payment of a partial withdrawal or surrender will be made to you within 7 days after we receive your completed request.


Withdrawal values will be determined as of the valuation date we receive your written withdrawal request at our home office. Unless you tell us otherwise, withdrawals (including systematic withdrawals) will be made from the variable annuity account, the general account and all guarantee periods of the guaranteed term account on a pro rata basis.

Your contract value will be reduced by the amount of your withdrawal and any applicable contingent deferred sales charge. Withdrawals or surrenders from one of the guarantee periods of the guaranteed term account may also be subject to a market value adjustment. Please refer to the sections titled; "General Information -- The General Account" and the "Guaranteed Term Account" for details.

If a withdrawal leaves you with a contract value of less than $1,000, we may elect to treat your withdrawal as a full surrender of your contract and send you your contract's surrender value, as calculated below.

Before annuity payments begin, you may surrender the contract for its surrender value. You will receive the surrender value in a single cash sum. The surrender value of your contract is the contract value computed as of the valuation date your surrender request is received, reduced by any applicable contingent deferred sales charge and any market value adjustment for amounts held in a guarantee period of the guaranteed term account. In lieu of a cash sum payment, you may elect an annuity. In most cases, once annuity payments begin for an annuitant, the annuitant cannot surrender annuity benefit and receive a single sum instead (see "Electing the Retirement Date and Annuity Option" for more information).

MODIFICATION AND TERMINATION OF THE CONTRACT

Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification.

The contract permits us to cancel your contract, and pay you its contract value if:

     - no purchase payments are made for a period of two or more full contract years, and

     - the total purchase payments made, less any withdrawals and associated charges, are less than $2,000, and

     - the contract value of the contract is less than $2,000.

We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the contract anniversary unless we receive an additional purchase payment before the end of that ninety day period. We will not terminate your contract solely because of poor sub-account performance. If we do elect to terminate your contract under this provision, no contingent deferred sales charge will apply.

ASSIGNMENT

If the contract is sold in connection with a tax-qualified program (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities), then:

     - neither the annuitant's or your interest may be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

     - to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

DEFERMENT OF PAYMENT

We will pay any single sum payment within seven days after the date the payment is called for by the terms of the contract, unless the payment is postponed for:

     - any period during which the Exchange is closed other than customary weekend and holiday closings, or during which trading on the Exchange is restricted, as determined by the Securities and Exchange Commission ("SEC");

     - any period during which an emergency exists as determined by the SEC as a result of which it is not reasonably practical to dispose of securities in the portfolio(s) or to fairly determine the value of the assets of the portfolio(s); or

     - other periods the SEC by order permits for the protection of the contract owners.

See the section titled "General Account and Guaranteed Term Account", for additional restrictions on those options.

CONFIRMATION STATEMENTS AND REPORTS

You will receive confirmation statements of any unscheduled purchase payment, transfer, or withdrawal; surrender; and payment of any death benefit. You will also receive quarterly statements with certain contract information. Statements will include the number of accumulation units in your contract, current value of those units and the contract's total value. Scheduled transactions such as systematic withdrawals, automatic purchase payment plans and systematic transfers will be shown on your quarterly statement following the transaction. It will also include information related to any amount you have allocated to the general account or guarantee periods of the guaranteed term account.

CONTRACT CHARGES AND FEES

CONTINGENT DEFERRED SALES CHARGE

No sales charge is deducted from a purchase payment made for this contract at the time of its receipt. However, when a contract's value is reduced by a withdrawal or a surrender, a contingent deferred sales charge ("CDSC") may be deducted. The CDSC applies to the total amount withdrawn, including the CDSC (see example below). A CDSC of up to 8% may apply to partial withdrawals and surrenders. Unless otherwise instructed, the CDSC will be deducted pro rata from all sub-accounts. This is designed to compensate us for the distribution expenses of the contract. To the extent the sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, including profits from mortality and expense risk charges.

Securian Financial Services, Inc. ("Securian Financial"), the principal underwriter for the contracts, may pay up to 6.5% of the amount of purchase payments to broker-dealers who sell the contracts.

The schedule in the table is applied separately to each purchase payment. All purchase payments will be allocated to a withdrawal or a surrender for this purpose on a first-in, first-out basis. It applies only to withdrawal or surrender of purchase payments. The applicable CDSC percentage is as shown in the table below:

CONTRACT YEARS SINCE PAYMENT    CHARGE
----------------------------    ------
            0-1                   8%
            1-2                   8%
            2-3                   7%
            3-4                   6%
            4-5                   6%
            5-6                   5%
            6-7                   4%
            7-8                   3%
      8 and thereafter            0%

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

The amount of the CDSC is determined by:

     - calculating the number of years each purchase payment being withdrawn has been in the contract;

     - multiplying each purchase payment withdrawn by the appropriate sales charge percentage in the table; and

     - adding the CDSC from all purchase payments so calculated. This amount is then deducted from your contract value.

EXAMPLE Assume that all amounts to be withdrawn are subject to a CDSC. If the contract owner requests a withdrawal of $1,000, and the applicable sales charge is 8% (because the purchase payment was made within the last 2 years), the contract owner will receive $1,000, the sales charge will be $86.96 (which represents the sales charge applied to the total amount withdrawn, including the sales charge) and the total withdrawal amount deducted from the contract value will equal $1,086.96.

The CDSC will not apply to:

     - The annual "free amount". The free amount shall be equal to amounts withdrawn in any contract year that are less than or equal to the greater of: (1) contract value less purchase payments not previously withdrawn as of the most recent contract anniversary; or (2) 10% of the sum of purchase payments not previously withdrawn and still subject to CDSC. Plus 10% of any purchase payments not previously withdrawn and received by us during the current contract year.

     - Amounts withdrawn to pay the annual maintenance fee.

     - Amounts payable as a death benefit upon the death of the owner or the annuitant, if applicable.

     - Amounts applied to provide annuity payments under an annuity option.

     - Amounts withdrawn because of an excess contribution to a tax-qualified contract (including, for example, IRAs and tax sheltered annuities).

     - The difference between any required minimum distribution due (according to Internal Revenue Service (IRS) rules) on this contract and any annual "free amount" allowed.

     - A surrender or withdrawal requested any time after the first contract anniversary and if you meet the requirements of a qualifying confinement in a hospital or medical care facility as described below.

     - A surrender or withdrawal requested any time after the first contract anniversary and in the event that you are diagnosed with a terminal illness as described below.

     - A surrender or a single withdrawal amount any time after the first contract anniversary if the unemployment waiver applies.

     - Withdrawals in a contract year if less than or equal to the Guaranteed Annual Withdrawal (GAW) if you have purchased the Guaranteed Minimum Withdrawal Benefit option.

     NURSING HOME OR TERMINAL ILLNESS WAIVER

     A surrender or withdrawal request made any time after the first contract anniversary due to the owner's confinement in a hospital or medical care facility for at least 90 consecutive days will not be subject to a CDSC (Nursing Home Waiver). The request must be made while the owner is still confined or within 60 days after the discharge from a hospital or medical care facility after a confinement of at least 90 consecutive days. A medical care facility for this purpose means a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is:

        - prescribed by a licensed Physician in writing; and

        - based on physical limitations which prohibit daily living in a non-institutional setting.

     A surrender or withdrawal request made any time after the first contract anniversary in the event the owner is diagnosed with a terminal illness will also not be subject to a CDSC (Terminal Illness Waiver). A terminal illness for this purpose is a condition which:

        - is diagnosed by a licensed Physician; and

        - is expected to result in death within 12 months.


     For purposes of these provisions, we must receive due proof, satisfactory to us, of the owner's confinement or terminal illness in writing. Physician for this purpose means a licensed medical doctor (MD) or a licensed doctor of osteopathy (DO) practicing within the scope of his or her license; and not the owner, the annuitant or a member of either the owner's or the annuitant's immediate families.


     If the owner of this contract is other than a natural person, such as a trust or other similar entity, benefits payable due to nursing home confinement or terminal illness will be based upon the annuitant.

     If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.

     The Nursing Home Waiver is not available in Massachusetts. In Texas and New Jersey there is no one year waiting period for a surrender or withdrawal request due to the owner's confinement in a hospital or medical care facility; or if the owner is diagnosed with a terminal illness.

     UNEMPLOYMENT WAIVER

     Any time after the first contract anniversary, the CDSC will be waived for a single withdrawal from or surrender of your contract if you become unemployed. To qualify for this benefit, you must take the following steps:

        - provide us proof from a state unemployment agency indicating you have been receiving unemployment benefits for at least 60 consecutive days;

        - provide us proof that you were a full-time employee (at least 30 hours per week) on the date your contract was issued; and

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

        - apply for this benefit within 180 days of receipt of your first unemployment compensation payment.

     If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.

     This waiver may be exercised only one time. It is not available in Texas or Massachusetts.

MORTALITY AND EXPENSE RISK CHARGE

We assume mortality risk under the contract by our obligation to pay death benefits and to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contract, regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract. Our expense risk is the risk that the charges under the contract will be inadequate to cover our expenses. This charge is deducted during both the accumulation phase and the annuity phase of the contract.

For assuming these risks, we make a deduction from the variable annuity account at the rate of 1.25% annually following of the net asset value during the accumulation period. During the annuity period the annual rate changes to 1.35%.

ANNUAL MAINTENANCE FEE

We charge an annual maintenance fee for maintaining the records and documents with each contract. This fee is $50 and it will be deducted on each contract anniversary and at surrender of the contract on a pro rata basis from your accumulation value in the variable annuity account. We waive this fee if the greater of your purchase payments, less withdrawals, or your contract value is $50,000 or more at each contract anniversary.

OPTIONAL CONTRACT RIDER CHARGES

If you elect one of the optional death benefits and/or one of the other contract options, the charge described below will apply to your contract. A complete description of each optional contract rider can be found under the corresponding section of the Prospectus. If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit or "retained earnings" may be used to cover any distribution costs not recovered through the Contingent Deferred Sales Charge (CDSC).

Highest Anniversary Value (HAV) Death Benefit Option -- Charge

     - If you purchase the HAV optional death benefit, we will deduct an annual HAV death benefit charge (HAV charge) for expenses related to this optional benefit. The HAV charge is equal to 0.15% annually of the net asset value of your contract and this amount will be deducted from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

5% Death Benefit Increase (5% DBI) Option -- Charge

     - If you purchase the 5% DBI optional death benefit, we will deduct an annual 5% DBI death benefit charge for expenses related to this optional benefit. The 5% DBI charge is equal to 0.25% annually of the net asset value of your contract and this amount will be deducted from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

Premier Death Benefit (PDB) Option -- Charge

     - If you purchase the PDB optional death benefit, we will deduct an annual PDB death benefit charge for expenses related to this optional benefit. The PDB charge is equal to 0.35% annually of the net asset value of your contract and this amount will be deducted from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

Estate Enhancement Benefit (EEB) Option -- Charge

     - If you purchase the EEB optional benefit, we will deduct an annual EEB benefit charge for expenses related to this optional benefit. The EEB charge is equal to 0.25% annually of the net asset value of your contract and this amount will be deducted from amounts held in the variable annuity account. This charge will also reduce the interest rate available with this option. See the "Other Contract Options -- Estate Enhancement Benefit Option" section of this Prospectus for additional information. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

Guaranteed Income Provider Benefit (GIPB) Option -- Charge

     - If you purchase the GIPB optional benefit, we will deduct an annual GIPB benefit charge for expenses related to this optional benefit. The GIPB charge is equal to 0.50% annually of the net asset value of your contract and this amount will be deducted from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

Guaranteed Minimum Withdrawal Benefit (GMWB) Option -- Charge

     - If you purchase the GMWB optional benefit, we will deduct a GMWB benefit charge on a quarterly basis for expenses related to this optional benefit. The current GMWB charge is equal to 0.50% annually multiplied by the Guaranteed Withdrawal Benefit (GWB) amount. Beginning with the GMWB effective date and at the end of every three months thereafter, one quarter of the charge will be deducted pro rata from amounts held in the variable annuity account. The maximum possible annual charge will never exceed 1.00% of the GWB amount. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.


Guaranteed Lifetime Withdrawal Benefit (GLWB) Option -- Charge



     - If you purchase the GLWB optional benefit, we will deduct a GLWB benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB charge is equal to

       0.60% annually. Beginning with the GLWB effective date and at the end of every three months thereafter, one quarter of the GLWB charge (0.15%) will be multiplied by the contract value on that date and will be deducted in proportion to the contractowner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.


PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or when annuity payments begin. Currently such taxes range from 0% to 3.5%, depending on applicable law. Any amount withdrawn from the contract may be reduced by any premium taxes not previously deducted.

MARKET VALUE ADJUSTMENT

See the section titled "The General Account and the Guaranteed Term Account" for a complete description of this charge.

ANNUITIZATION BENEFITS AND OPTIONS

ANNUITY PAYMENTS

When you elect annuity payments to commence, or annuitize, you elect to convert your contract value into a stream of payments. You may choose a fixed or variable annuitization, or a combination of both. You may annuitize your entire contract or a portion of your contract. In the event you annuitize only a portion of the contract, your contract value will be reduced by the amount you annuitize. Values will be allocated at your direction to the general account for purposes of providing a fixed annuity payment and to the sub-accounts of the variable annuity account for purposes of providing variable annuity payments. You also need to elect an annuity option, described below.

If you choose a variable annuitization, annuity payments are determined on the basis of:

a) the Assumed Investment Return (AIR) and mortality table specified in the contract,

b) the age and gender of the annuitant and any joint annuitant,

c) the type of annuity payment option you select, and

d) the investment performance of the portfolios you select.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the portfolios. Thus, the annuity payments will vary with the investment experience of the assets of the portfolios you select. The dollar amount of payment determined for each sub-account will be aggregated for purposes of making payments.

ELECTING THE RETIREMENT DATE AND ANNUITY OPTION

The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request. Except for Option 4, once annuity payments have commenced you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof.

The contract permits an annuity payment to begin on the first day of any month. Under the contract, if you do not make an election, annuity payments will begin on the first of the month following the later of:

     - the 85th birthday of the annuitant, or

     - ten years after the date of issue of the contract.

Currently, it is our practice to await your instructions before beginning to pay annuity payments. If you fail to elect an annuity option, a variable annuity will be provided and the annuity option will be Option 2A, a life annuity with a period certain of 120 months. If you wish to change the date annuity payments are to begin, you must notify us in writing at least 30 days before annuity payments are to begin.

The minimum first monthly annuity payment on either a variable or fixed dollar basis must be at least $50. If the first monthly annuity payment would be less than $50, we may fulfill our obligation by paying in a single sum the surrender value of the contract which would otherwise have been applied to provide annuity payments.

The maximum amount which may be applied to provide a fixed annuity under the contract without our prior consent is $1,000,000.

ANNUITY OPTIONS

OPTION 1 -- LIFE ANNUITY This is an annuity payable monthly during the lifetime of the annuitant and terminating with the last scheduled payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options involving life contingencies) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 -- LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR ANNUITY This is an annuity payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.


OPTION 4 -- PERIOD CERTAIN ANNUITY This is an annuity payable monthly for a period certain of 10 to 20 years, as elected; our consent is required for any other period of years. At any time prior to the annuitant's death, the annuitant may elect to withdraw the commuted value of any portion of the remaining annuity payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on the general account.


If the annuitant dies before all payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain, or be commuted to a present value as determined by Minnesota Life and paid as either a single sum or applied to effect a life annuity under Option 1 or Option 2, at the beneficiary's election.

CALCULATION OF YOUR FIRST ANNUITY PAYMENT

The contract value, adjusted for any applicable market value adjustment for amounts in the guaranteed term account, is available to provide annuity payments. Some states impose a premium tax on the amounts used to provide annuity payments. These taxes may vary based on the type of plan involved and we may deduct these amounts from the amount available to provide annuity payments.

The amount of the first monthly payment depends on the annuity payment option elected, gender (except in tax-qualified plans that require the use of genderless rates), and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables showing the dollar amount of the first monthly payment for each $1,000 of value applied for fixed or variable annuity payment options. If, when payments are elected, we are using tables of annuity rates for this contract which are more favorable, we will apply those rates instead.

If you elect a variable annuity payment, the first monthly payment is determined from the applicable tables in the contract. This initial payment is then allocated in proportion to your value in each sub-account of the variable annuity account. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value for each sub-account. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of the annuitant.

The 4.50% assumed investment return (AIR) used in the variable annuity payment determination would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%.

Annuity payments are generally made as of the first day of a month, unless otherwise agreed to by us. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date.

AMOUNT OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account multiplied by the current annuity unit value for that sub-account. This dollar amount may increase or decrease from month to month.

VALUE OF THE ANNUITY UNIT

The value of an annuity unit for each sub-account of the variable annuity account will vary to reflect the investment experience of the applicable funds. It will be determined by multiplying:

(a) the value of the annuity unit for that sub-account for the preceding valuation date by;

(b) the net investment factor for that sub-account for the valuation date for which the annuity unit value is being calculated; and by

(c) a factor that neutralizes the assumed investment return. The initial variable payment is determined by using an assumed investment return (AIR). Because units are determined based on the initial payment, future annuity unit values must adjust out the AIR performance and substitute in the performance of the underlying funds.

TRANSFERS AFTER YOU HAVE ANNUITIZED YOUR CONTRACT

After you annuitize, we hold amounts as "reserves" for our obligations to make annuity payments under your contract. You specify where we hold those reserves by choosing your payment allocation. If you specify a sub-account of the variable annuity account, then the amount of your annuity payments will vary with the performance of that sub-account. Amounts held as annuity reserves may be transferred among the sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

There are restrictions to such a transfer:

     - The transfer of an annuity reserve amount from any sub-account must be at least equal to $1,000 or the entire amount of the reserve remaining in that sub-account, if less.

     - Such transfers are limited to one per contract year.

     - We must receive the written request for an annuity transfer at least 30 days in advance of the due date of the annuity payment subject to the transfer. A transfer request received less than 30 days prior to the annuity payment due date will be made as of the next annuity payment due date.

Upon request, we will provide you with annuity reserve amount information by sub-account.

A transfer will be made on the basis of annuity unit values. The number of annuity units being transferred from the sub-account will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at the number of units which are needed to pay that same amount on the transfer date.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

When we receive a request to make transfers of annuity reserves it will be effective for future annuity payments.

DEATH BENEFITS


BEFORE ANNUITY PAYMENTS BEGIN


If you die before annuity payments begin, we will pay the death benefit to the beneficiary. If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit to the beneficiary on the death of the annuitant. The death benefit will be paid in a single sum to the beneficiary designated unless an annuity payment option is elected.

The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the contract value on the date we receive due proof of death will be directed into the general account, guaranteed term account or the sub-accounts of the variable annuity account, in the same proportion that each allocation bears to the contract value on the date the death benefit is calculated, in fulfillment of the guaranteed death benefit provision of the contract. The death benefit will be equal to the greater of:

(a) the contract value; or

(b) the total amount of purchase payments, adjusted pro rata for partial withdrawals (including any CDSC or MVA); or

(c) if you purchased an optional death benefit when your contract was issued, the value due under the selected optional death benefit rider. (See the section titled "Optional Death Benefits" for details of this calculation.)

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us as a death benefit to the contract value) shall continue to be affected by the portfolio performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available portfolio option, subject to the same limitations imposed on the contract owner.

If any portion of the death benefit is payable to the designated beneficiary who is also the surviving spouse, that spouse shall be treated as the contract owner for purposes of: (1) when payments must begin, and (2) the time of distribution in the event of that spouse's death. In addition, if a surviving spouse elects to assume his or her deceased spouse's contract, there may be an adjustment to the contract value in the form of a death benefit.

If the designated beneficiary is a person other than the owner's spouse, that beneficiary may: (1) elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the death, or (2) take the entire value in the contract within five years after death of the owner. If there is no designated beneficiary, then the entire value in the contract must be distributed within five years after death of the owner.

OPTIONAL DEATH BENEFITS

At the time you purchase your contract you may elect one of the optional death benefits. You must be 75 years old or less in order to elect one of these options and you must elect it when you submit your application. Once elected you may not change it. These optional death benefits are subject to state availability. There is a particular charge associated with each optional death benefit. See the section titled "Optional Contract Rider Charges" for more information.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT OPTION

The Highest Anniversary Value death benefit option provides for a periodic calculation of a death benefit based on the highest contract value on contract anniversaries as described below.

The highest anniversary value will be determined on every contract anniversary prior to and including the contract anniversary following your 80th birthday. On the day your death benefit is determined, the highest anniversary value is equal to the greater of:

(a) the contract value; or

(b) the previous highest anniversary value increased by any purchase payments and reduced pro rata for amounts withdrawn since the previous highest anniversary value was determined.

Where joint owners exist, there will be no further highest anniversary values determined after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of new highest anniversary values may resume on the next contract anniversary if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based on the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract, termination or surrender of the contract, or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

           HIGHEST ANNIVERSARY VALUE DEATH BENEFIT RIDER ILLUSTRATION

                                                            HIGHEST
 CONTRACT               PURCHASE PAYMENT       CONTRACT   ANNIVERSARY    DEATH
ANNIVERSARY   AGE   ADJUSTED FOR WITHDRAWALS    VALUE        VALUE      BENEFIT
-----------   ---   ------------------------   --------   -----------   -------
     0        65             10,000             10,000           0      10,000
     1        66             10,000              9,000       9,000      10,000
     2        67             10,000              8,000       9,000      10,000
     3        68             10,000              9,000       9,000      10,000
     4        69             10,000             11,000      11,000      11,000
     5        70             10,000             13,500      13,500      13,500
     6        71             10,000              9,000      13,500      13,500
     7        72             10,000             10,000      13,500      13,500

                                                            HIGHEST
 CONTRACT               PURCHASE PAYMENT       CONTRACT   ANNIVERSARY    DEATH
ANNIVERSARY   AGE   ADJUSTED FOR WITHDRAWALS    VALUE        VALUE      BENEFIT
-----------   ---   ------------------------   --------   -----------   -------
     8        73             10,000             12,000      13,500      13,500
     9        74             10,000             14,000      14,000      14,000
    10        75             10,000             12,000      14,000      14,000
    11        76             10,000             15,000      15,000      15,000
    12        77             10,000             17,000      17,000      17,000
    13        78             10,000             19,000      19,000      19,000
    14        79             10,000             21,200      21,200      21,200
    15        80             10,000             23,000      23,000      23,000
    16        81             10,000             24,000      23,000      24,000

(PERFORMANCE GRAPH)

                                                    PURCHASE PAYMENTS
                                                      ADJUSTED FOR                                         HIGHEST ANNIVERSARY
AGE                                                    WITHDRAWALS               CONTRACT VALUE                   VALUE
---                                                 -----------------            --------------            -------------------
65                                                      10000.00                    10000.00
66                                                      10000.00                     9000.00                     9000.00
                                                        10000.00                     8000.00                     9000.00
68                                                      10000.00                     9000.00                     9000.00
                                                        10000.00                    11000.00                    11000.00
                                                        10000.00                    13500.00                    13500.00
71                                                      10000.00                     9000.00                    13500.00
                                                        10000.00                    10000.00                    13500.00
                                                        10000.00                    12000.00                    13500.00
74                                                      10000.00                    14000.00                    14000.00
                                                        10000.00                    12000.00                    14000.00
                                                        10000.00                    15000.00                    15000.00
77                                                      10000.00                    17000.00                    17000.00
                                                        10000.00                    19000.00                    19000.00
                                                        10000.00                    21200.00                    21200.00
80                                                      10000.00                    23000.00                    23000.00
                                                        10000.00                    24000.00                    23000.00

To illustrate the highest anniversary value death benefit rider, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.


On the 10th contract anniversary (owner age 75), the highest anniversary value exceeds the contract value ($12,000) and purchase payments adjusted for withdrawals ($10,000). Therefore, the death benefit is equal to $14,000.


On the 15th contract anniversary (owner age 80), both the highest anniversary value and contract value are $23,000. Since this value exceeds the purchase payments adjusted for withdrawals ($10,000), the death benefit is equal to $23,000.


After the 15th contract anniversary (owner ages 81 and older), the highest anniversary value cannot exceed the highest anniversary value for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), for example, the highest anniversary value is not increased to the contract value. Instead, the highest anniversary value remains $23,000, the highest anniversary value at owner age 80. Therefore, the death benefit at owner age 81 is equal to the $24,000 contract value.

5% DEATH BENEFIT INCREASE OPTION


The 5% Death Benefit Increase option provides for the calculation of a death benefit based on accumulation at a guaranteed interest rate for values in the variable annuity account.

On the day your death benefit is determined, the 5% death benefit increase value is equal to the sum of:


(a) the portion of the contract value in the general account and guaranteed term account; and


(b) purchase payments and transfers into the variable annuity account, less withdrawals and transfers out of the variable annuity account, accumulated to the earlier of the date we receive due proof of death or the contract anniversary following your 80th birthday at an interest rate of 5%, compounded annually.


The 5% death benefit increase value shall not exceed 200% of the sum of purchase payments adjusted pro rata for any amounts previously withdrawn. If you die after the contract anniversary following your 80th birthday, the 5% death benefit increase value will be as of the contract anniversary following your 80th birthday, subject to the limit set forth above, less subsequent amounts withdrawn.


Where joint owners exist, there will be no further accumulation of the 5% death benefit increase value after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, accumulation of the 5% death benefit increase value may resume if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based on the age of the surviving owner.


This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract, termination or surrender of the contract, or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                  5% DEATH BENEFIT INCREASE RIDER ILLUSTRATION

                       PURCHASE PAYMENT
 CONTRACT                ADJUSTED FOR         CONTRACT   5% DEATH BENEFIT    DEATH
ANNIVERSARY   AGE         WITHDRAWALS          VALUE      INCREASE VALUE    BENEFIT
-----------   ---      ----------------       --------   ----------------   -------
     0        65            10,000             10,000         10,000        10,000
     1        66            10,000              9,000         10,500        10,500
     2        67            10,000              8,000         11,025        11,025
     3        68            10,000              9,000         11,576        11,576
     4        69            10,000             11,000         12,155        12,155
     5        70            10,000             13,500         12,763        13,500
     6        71            10,000              9,000         13,401        13,401
     7        72            10,000             10,000         14,071        14,071
     8        73            10,000             12,000         14,775        14,775
     9        74            10,000             14,000         15,513        15,513
    10        75            10,000             12,000         16,289        16,289
    11        76            10,000             15,000         17,103        17,103
    12        77            10,000             17,000         17,959        17,959
    13        78            10,000             19,000         18,856        19,000
    14        79            10,000             21,200         19,799        21,200
    15        80            10,000             23,000         20,000        23,000
    16        81            10,000             24,000         20,000        24,000

(PERFORMANCE GRAPH)

                                                    PURCHASE PAYMENTS
                                                      ADJUSTED FOR                                          5% DEATH BENEFIT
AGE                                                    WITHDRAWALS               CONTRACT VALUE              INCREASE VALUE
---                                                 -----------------            --------------             ----------------
65                                                      10000.00                    10000.00                    10000.00
66                                                      10000.00                     9000.00                    10500.00
67                                                      10000.00                     8000.00                    11025.00
68                                                      10000.00                     9000.00                    11576.00
69                                                      10000.00                    11000.00                    12155.00
70                                                      10000.00                    13500.00                    12763.00
71                                                      10000.00                     9000.00                    13401.00
72                                                      10000.00                    10000.00                    14071.00
73                                                      10000.00                    12000.00                    14775.00
74                                                      10000.00                    14000.00                    15513.00
75                                                      10000.00                    12000.00                    16289.00
76                                                      10000.00                    15000.00                    17103.00
77                                                      10000.00                    17000.00                    17959.00
78                                                      10000.00                    19000.00                    18856.00
79                                                      10000.00                    21200.00                    19799.00
80                                                      10000.00                    23000.00                    20000.00
81                                                      10000.00                    24000.00                    20000.00

To illustrate the 5% death benefit increase option, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.


On the 10th contract anniversary (owner age 75), the 5% death benefit increase value exceeds the contract value ($12,000) and purchase payments adjusted for withdrawals ($10,000). Therefore, the death benefit is equal to $16,289.


On the 15th contract anniversary (owner age 80), the 5% death benefit increase value reaches the maximum of 200% of purchase payments adjusted for withdrawals ($20,000). The contract value of $23,000 exceeds both the 5% death benefit increase value and the purchase payments adjusted for withdrawals ($10,000). For that reason, the death benefit is equal to $23,000.


After the 15th contract anniversary (owner ages 81 and older), the 5% death benefit increase value cannot exceed the 5% death benefit increase value for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), for example, the 5% death benefit increase value is not accumulated at 5%. Instead, the 5% death benefit increase value remains $20,000, the 5% death benefit increase value at owner age 80. Therefore, the death benefit at owner age 81 is equal to the $24,000 contract value.


PREMIER DEATH BENEFIT OPTION


The Premier Death Benefit option provides for a death benefit equal to the greater of the Highest Anniversary value, or the 5% Death Benefit Increase value.


Where joint owners exist, there will be no further highest anniversary value determined or accumulation of the 5% death benefit increase value after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of the new highest anniversary value and accumulation of the 5% death benefit increase value may resume if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based upon the age of the surviving owner.


This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract; termination or surrender of the contract; or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.


                    PREMIER DEATH BENEFIT RIDER ILLUSTRATION

                                                                           5%
                                                                         DEATH
                                                            HIGHEST     BENEFIT
 CONTRACT               PURCHASE PAYMENT       CONTRACT   ANNIVERSARY   INCREASE    DEATH
ANNIVERSARY   AGE   ADJUSTED FOR WITHDRAWALS    VALUE        VALUE       VALUE     BENEFIT
-----------   ---   ------------------------   --------   -----------   --------   -------
     0        65             10,000             10,000           0       10,000    10,000
     1        66             10,000              9,000       9,000       10,500    10,500
     2        67             10,000              8,000       9,000       11,025    11,025
     3        68             10,000              9,000       9,000       11,576    11,576
     4        69             10,000             11,000      11,000       12,155    12,155
     5        70             10,000             13,500      13,500       12,763    13,500
     6        71             10,000              9,000      13,500       13,401    13,500
     7        72             10,000             10,000      13,500       14,071    14,071
     8        73             10,000             12,000      13,500       14,775    14,775
     9        74             10,000             14,000      14,000       15,513    15,513
    10        75             10,000             12,000      14,000       16,289    16,289
    11        76             10,000             15,000      15,000       17,103    17,103
    12        77             10,000             17,000      17,000       17,959    17,959
    13        78             10,000             19,000      19,000       18,856    19,000
    14        79             10,000             21,200      21,200       19,799    21,200
    15        80             10,000             23,000      23,000       20,000    23,000
    16        81             10,000             24,000      23,000       20,000    24,000

To illustrate the premier death benefit option, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.


On the 10th contract anniversary (owner age 75), the 5% death benefit increase value exceeds the contract value ($12,000), the purchase payments adjusted for withdrawals ($10,000) and the highest anniversary value ($14,000). Therefore, the death benefit is equal to $16,289.


On the 15th contract anniversary (owner age 80), the highest anniversary value and contract value are equal and exceed both the purchase payments adjusted for withdrawals ($10,000) and 5% death benefit increase value ($20,000). Therefore, the death benefit is equal to $23,000.


After the 15th contract anniversary (owner ages 81 and older), neither the highest anniversary value nor 5% death benefit increase value can exceed their respective values for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), the contract value exceeds the purchase payments adjusted for withdrawals ($10,000), the highest anniversary value ($23,000) and the 5% death benefit increase value ($20,000). Therefore, the death benefit is equal to the $24,000 contract value.

AFTER ANNUITY PAYMENTS BEGIN


If the annuitant dies on or after annuity payments have started, we will pay whatever amount may be required by the terms of the annuity payment option selected. The remaining value in the contract must be distributed at least as rapidly as under the option in effect at the annuitant's death.

OTHER CONTRACT OPTIONS



Your contract also allows you to choose from other optional contract features described below. THERE IS A SPECIFIC CHARGE ASSOCIATED WITH EACH CONTRACT OPTION. THE CHARGES ARE DESCRIBED IN DETAIL IN THE "OPTIONAL CONTRACT RIDER CHARGES" SECTION OF THIS PROSPECTUS. Each optional contract feature may or may not be beneficial to you depending on your specific circumstances and how you intend to use your contract. You should consult with your tax advisor and your financial advisor before you elect any optional contract features. These options may not be available in every state, and we reserve the right to stop offering any option(s) at any time.



ESTATE ENHANCEMENT BENEFIT (EEB) OPTION


     - You may only elect this option at the time your contract is issued.

     - Once you elect this option you may not terminate or cancel the option.

     - The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

This contract option provides an additional amount to be added to the death benefit proceeds that become payable upon your death. It is designed to help pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the EEB option will be adequate to cover any such expenses that your heirs may have to pay. If any contract owner dies before annuity payments begin, we will pay the EEB to the beneficiary. If the contract owner is a non-natural person, we will pay the EEB to the beneficiary based on the death of the annuitant.

In the event that you elect this option, the interest rate you are credited in the fixed account or one of the guarantee periods of the guaranteed term account, may be lower than the interest rate credited to contract owners who have not elected this option.

The Estate Enhancement Benefit is calculated as follows:

If the age of the contract owner (or annuitant as applicable) is less than 70 years old as of the contract date, the EEB is equal to 40% of the lesser of:

(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, for any purchase payments received within the previous twelve months.

If the age of the contract owner (or annuitant as applicable) is equal to or greater than 70 years old as of the contract date, the EEB is equal to 25% of the lesser of:

(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, for any purchase payments received within the previous twelve months.

The age used in determining the EEB is determined at the time the contract is issued. Where joint owners exist, the age of the oldest joint owner as of the contract date will be used in determining the EEB. If the owner of the contract is other than a natural person, the age of the oldest annuitant as of the contract date will be used in determining the EEB.

The value of the EEB will be determined as of the valuation date coincident with or next following the day we receive due proof of death at our home office. Any amounts due as an EEB will be directed into the general account, guaranteed term account, or the sub-accounts of the variable annuity account based on the same proportion that each bears in the contract value on the date the benefit is calculated.

If the surviving spouse of a deceased contract owner is the sole beneficiary of the contract and elects to continue the contract, the spouse may choose to:

Option A: Continue the EEB option. In this case the EEB amount is not calculated until the death of the surviving spouse making this election and charges for the option will continue to apply; or

Option B: Stop the EEB option. In this case the EEB amount is calculated and added to the contract. The EEB option is then terminated and the additional 0.25% charge for the option will cease.

A surviving spouse must make this election within 30 days of the date proof of death is provided to us at our home office. If no election is made within that time by the surviving spouse, Option B will apply and the EEB option will terminate. If there are any non-spouse beneficiaries in addition to the surviving spouse on a contract, only Option B will apply.

This rider will terminate on the earliest of:

     - the payment of the EEB available;

     - termination or surrender of the contract; or

     - the date on which the contract has been fully annuitized.


GUARANTEED INCOME PROVIDER BENEFIT (GIPB) OPTION


     - You may elect this option when your contract is issued or within 30 days following any contract anniversary date. The option will be effective on either the issue date or contract anniversary date.

     - Once you elect this option you may not terminate or cancel the option.

     - The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

The GIPB option guarantees a stated income payment in the pay-out phase of your annuity contract, for the annuity options set forth below. It is designed to help protect you against poor investment performance before annuitization of your contract. It does not however, guarantee a contract value or minimum return for any investment option or for the contract. All requests to elect this option must be in writing on a form provided by us.

This option may be exercised by the contract owner on or within 30 days following a contract anniversary, after a 10 year waiting period from the effective date of the option. However, it may not be exercised after the contract anniversary following the earlier of the oldest annuitant's 90th birthday or the oldest contract owner's 90th birthday. After that date the option and associated charge will automatically terminate. If the owner is a non-natural person, the age of the oldest annuitant is the basis for determining the benefit.

If you wish to annuitize only a portion of your contract and invoke this option you may do so once, however, you must annuitize at least one-half of your contract value as of the date you elect to annuitize. To invoke this option at any other time you must annuitize your entire contract value. In addition, under the GIPB option, only a fixed annuity is available and only the following annuity options are available to you if you exercise the GIPB option:

     - Option 1 - Life Annuity

     - Option 2 - Life Annuity with a Period Certain of 120 months (Option 2A), 180 months (Option 2B) or 240 months (Option 2C)

     - Option 3 - Joint and Last Survivor Annuity

The GIPB option is equal to a fixed annuity payment amount. The fixed annuity payment amount is equal to the following formula: the Guaranteed Income Provider Basis, adjusted for any premium taxes not previously deducted, and applied to the annuity tables that accompany the GIPB option. The annuity tables that accompany the GIPB option supersede those annuity tables that were issued with your base contract, but only if you invoke the GIPB option. These tables are more conservative than those issued with the base contract. The dollar amount of the annuity payment will depend on the annuity option selected, the amount applied and the age of the annuitant (and joint annuitant if applicable).

The Guaranteed Income Provider Basis is the greater of:

     - the Guaranteed Income Provider Highest Anniversary Value prior to the date annuity payments are elected, increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined; or

     - the Guaranteed Income Provider 5% Increase Value.

The Guaranteed Income Provider Highest Anniversary Value is equal to the greater of:

     - the contract value; or

     - the previous Guaranteed Income Provider Highest Anniversary Value increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined.

The Guaranteed Income Provider Highest Anniversary Value will be determined on every contract anniversary starting with the contract anniversary on which this option was effective, up to and including the contract anniversary following your 85th birthday.

Reduction Procedure for the Guaranteed Income Provider Highest Anniversary
Value:

A withdrawal or annuitization will reduce the Guaranteed Income Provider Highest Anniversary Value as follows:

 (i) On a dollar-for-dollar basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is less than or equal to 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary.

(ii) On a pro rata basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is greater than 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary. The pro rata adjustment will reduce the Guaranteed Income Provider Highest Anniversary Value by the proportion that the current amount withdrawn or annuitized bears to the contract value just prior to the withdrawal or annuitization.

The Guaranteed Income Provider 5% Increase Value is equal to the sum of:

     - the portion of the contract value in the general account and all of the guarantee periods of the Guaranteed Term Account; and

     - Purchase Payments and transfers into the variable annuity account reduced for withdrawals, annuitizations and transfers out of the variable annuity account using the reduction procedure defined below, accumulated to the earlier of the date annuity payments are elected or the contract anniversary following your 85th birthday at an interest rate of 5%, compounded annually.

Please note, after the contract anniversary following your 85th birthday, the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value will not increase further. Any amounts withdrawn, annuitized or transferred out of the variable annuity account will reduce the value using the reduction procedure for the Guaranteed Income Provider 5% Increase Value, as described below.

Reduction Procedure for the Guaranteed Income Provider 5% Increase Value:

A withdrawal, annuitization, or transfer out of the General Account or the Guaranteed Term Account will reduce the Guaranteed Income Provider 5% Increase Value on a dollar for dollar basis.

A withdrawal, annuitization, or transfer out of the variable annuity account will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as follows:

(i) On a dollar-for-dollar basis if the cumulative withdrawal, annuitization, and transfer out amount from the variable annuity account, including the current withdrawal, annuitization, or transfer from the variable annuity account, occurring during the current contract year is less than or equal to 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary.

(ii) On a pro rata basis if the cumulative withdrawal, annuitization, and transfer out amount; including the current withdrawal, annuitization, or transfer from the variable annuity account; occurring during the current contract year is greater than 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary. The pro rata adjustment will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value by the proportion that the current amount withdrawn, annuitized, or transferred out of the variable annuity account bears to the contract value in the variable annuity account just prior to the withdrawal, annuitization, or transfer.

At no time shall either the Guaranteed Income Provider Highest Anniversary Value or the Guaranteed Income Provider 5% Increase Value exceed 200% of the sum of the contract value as of the effective date of the option, plus any subsequent purchase payments received more than 12 months prior to the date annuity payments are elected, adjusted pro rata for subsequent withdrawals and annuitizations.

Where joint owners exist, there will be no further Guaranteed Income Provider Highest Anniversary Values determined or accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value after the contract anniversary following the 85th birthday of the oldest joint owner. After the death of the first joint owner, determination of new Guaranteed Income Provider Highest Anniversary Values and accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value may resume if the surviving joint owner continues the contract.

If a surviving spouse elects to assume his or her deceased spouse's contract, this option and its associated charge will continue to be effective and based upon the new owner's age as long as it is less than or equal to age 90. In the event the surviving spouse's age is greater than 90, the option and its charge will automatically terminate.

This option and its associated charge will also terminate automatically in the following circumstances:

     - the contract is fully annuitized;

     - the contract is terminated or surrendered; or

     - the contract anniversary following the oldest contract owner or annuitant's 90th birthday.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) OPTION


     - You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GMWB effective date.

     - Beginning 7 years after the GMWB effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

     - Your entire contract value must be allocated to an asset allocation plan approved and maintained by us while this option is in effect.

     - The oldest contract owner (or annuitant, if a non-natural contract owner) must be under age 81 at the time the rider becomes effective.

     - You may not elect this contract option if you have selected either the 5% Death Benefit Increase or the Premier Death Benefit optional death benefits for your contract. In addition, you may not elect this contract option and the Guaranteed Income Benefit Provider in the same contract.


     - This rider may not be purchased for a "stretch" IRA or other "decadent" type account.


The GMWB option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, regardless of underlying sub-account performance. This option does not guarantee any investment gains nor does it guarantee any lifetime income payments. Several examples to help show how this option works are included in Appendix D.

In each contract year, you may withdraw up to the Guaranteed Annual Withdrawal
(GAW) from your contract until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. The method used to calculate the GAW and the GWB is described below.

This contract option also provides for an opportunity in certain cases to increase the GWB or reset the GWB amount as described further below in the sections entitled: "Guaranteed Withdrawal Benefit Enhancement" and "Guaranteed Withdrawal Benefit Reset Option".

Calculating the Initial GWB and GAW

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times. The initial GAW for your contract will be equal to 7% of the GWB.

Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawals exceed the GAW in a contract year, or as otherwise described below.

Adjustment for Subsequent Purchase Payments

The GWB will be increased by the amount of any subsequent purchase payments. The GAW will be recalculated and will be equal to the greater of: (a) GAW prior to the purchase payment; or (b) 7% of the new GWB determined at the time the subsequent purchase payment is applied. After the first contract year following the GMWB effective date we restrict the application of subsequent purchase payments to the GWB to $100,000 without our prior written approval. Currently this restriction is being waived.

Adjustments for Withdrawals

Each contract year you may withdraw an amount less than or equal to the GAW. Such withdrawals will reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAW. If withdrawals in any contract year are less than the GAW, the additional amount may not be carried forward to future contract years. Withdrawals will be taken pro rata from your values

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

in the general account and each sub-account of the variable annuity account. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the GWB and GAW.


Withdrawals in excess of the GAW or the Required Minimum Distribution (RMD) for this contract (whichever might be greater) if part of a tax qualified plan, in any one contract year, will cause both the GWB and GAW to be recalculated. In that case, the GWB will be reduced to the lesser of:


(a) the contract value after the excess withdrawal; or

(b) the GWB prior to the excess withdrawal less the amount of the withdrawal.

The GAW will also be adjusted to equal the lesser of:

(a) GAW prior to the withdrawal; or

(b) the greater of either:

     (i) 7% of the recalculated GWB; or

     (ii) 7% of the current contract value after the withdrawal.


For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.


If the contract value is reduced to zero and the GWB immediately after the withdrawal is greater than zero, the contract will enter the automatic payment phase. During this phase, no additional purchase payments may be made and all other contract features, benefits, and guarantees except the guarantees provided by this rider are terminated. You may elect to receive the GAW at any frequency offered by us, but no less frequently than annually, until the GWB reaches zero. Once selected, the frequency may not be changed without our prior consent. If you die before the GWB reaches zero, the remaining payments will be made to your beneficiaries. When the GWB reaches zero, this rider terminates and no further benefits are payable.

At our discretion, we may elect to pay you a lump sum in lieu of future periodic withdrawals. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in the Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract. Please remember that withdrawals under the GMWB are treated like any other contract withdrawals for purposes of contingent deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences. For IRAs or other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to satisfy minimum required distribution requirements. Such withdrawals may exceed the GAW amount which could quickly and substantially decrease your GWB. IN A DECLINING MARKET, WITHDRAWALS THAT EXCEED THE GAW MAY SUBSTANTIALLY REDUCE YOUR GWB AND GAW.

Guaranteed Withdrawal Benefit Enhancement

If you do not take any withdrawals during the first three years after the GMWB effective date, your GWB will be increased on the third contract anniversary following the GMWB effective date. The GWB will be increased by an amount equal to 10% of the total of the purchase payments received within 12 months of the GMWB effective date. The GAW will be increased to 7% of the recalculated GWB.

Guaranteed Withdrawal Benefit Reset Option


Beginning with the third contract anniversary following the GMWB effective date and prior to your 81st birthday, you may elect to reset your GWB to your current contract value, if higher. IF YOU ELECT TO RESET THE GWB, THE RIDER CHARGE WILL BE INCREASED TO THE THEN CURRENT CHARGE FOR EACH CLASS OF GMWB RIDERS. In addition, a three year waiting period will be required before you may elect another reset. Your written request to elect to reset your GWB must be received by us within 30 days prior to the applicable contract anniversary. The GAW will also be re-calculated at this time and will be equal to the greater of (a) the GAW prior to the reset, or (b) 7% of the reset GWB amount. You must request your election of the reset in writing in a form satisfactory to us, within 30 days prior to the contract anniversary.


Sub-Account Allocation

While this rider is in effect your full contract value must be allocated to an allocation plan approved by us. The contract value will be automatically rebalanced each calendar quarter according to the sub-account allocation plan then in effect. The contract owner may elect to change from the current sub-account allocation plan to another sub-account allocation plan which has also been approved by us for use with this optional benefit. We reserve the right to add, delete or modify sub-account allocation plans.

Effect of Payment of Death Benefit

If the contract owner dies before the GWB is reduced to zero and there is contract value, the beneficiary may elect to take the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option (and the contract) by taking withdrawals equal in an amount to the GAW annually, over a period no longer than the beneficiary's life expectancy. If the beneficiary elects to continue this option, the charges for this option will continue to apply. If withdrawals of the GAW annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GMWB will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

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

Rider Termination

Beginning seven contract years after the GMWB effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. Once cancelled the GMWB may not be elected again until the next contract anniversary.

The contract option will automatically terminate at the earliest of the following:

     - if the GWB is reduced to zero; or

     - if the contract to which this rider is attached is surrendered, applied to provide annuity payments, or otherwise terminated; or

     - if the contract's death benefits are paid as a lump sum to a beneficiary under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.


GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) OPTION



     - Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option is generally not appropriate for you.



     - The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 50 or over and must be under age 81 at the time the rider becomes effective.



     - You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB effective date.



     - Beginning 7 years after the GLWB effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.



     - Your entire contract value must be allocated to an asset allocation plan approved and maintained by us while this option is in effect.



     - You may not elect this contract option if you have selected the 5% Death Benefit Increase or the Premier Death Benefit optional death benefits or the Guaranteed Income Provider Benefit or the Guaranteed Minimum Withdrawal Benefit in the same contract.



     - After the first contact year following the GLWB effective date, subsequent purchase payments that may be applied to the GLWB option are limited to a total of $25,000 in the aggregate, without our prior consent. Currently this restriction is being waived.



     - This rider may not be purchased for use with a "stretch" IRA or other "decedent" type account.



The GLWB option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die), or (b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix E.



Calculating the Initial GWB and GAI



The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.



The initial GAI for your contract will be equal to the GWB multiplied by the Annual Income Percentage shown below, which is based on the age of the oldest contract owner (or oldest annuitant in the case of a non-natural owner) at the GLWB effective date. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, a withdrawal that exceeds the GAI in a contract year, Guaranteed Annual Income Reset or as otherwise described below.



  AGE              ANNUAL INCOME PERCENTAGE
-------            ------------------------
50 - 59                      4.0%
60 - 69                      5.0%
70 - 79                      5.5%
  80+                        6.0%



These percentages apply for purchase payments, as well as the Guaranteed Annual Income Reset described later. When there are multiple purchase payments over several years, more than one Annual Income Percentage may apply for purposes of calculating the GAI. For example, if a purchase payment is made at age 58, the Annual Income Percentage that will apply to that payment is 4.0%. If a subsequent purchase payment is made at age 65, the Annual Income Percentage that applies to the subsequent payment is 5.0%. If there are withdrawals that exceed the GAI in any contract year, there will no longer be a single applicable Annual Income Percentage from this table since the GAI and GWB are adjusted based on the contract value at the time of the withdrawal(s).



Adjustment for Subsequent Purchase Payments



The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable Annual Income Percentage shown above, based on the age of the oldest contract owner (or oldest annuitant in the case of a non-natural owner) as of the date the purchase payment is credited to the contract. After the first contract year following the GLWB effective date we restrict the application of subsequent purchase payments to the GWB and GAI to $25,000 in the aggregate without our prior written approval. Currently this restriction is being waived.



Withdrawals



Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract. Please remember that withdrawals under the GLWB are treated


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


like any other contract withdrawals for purposes of contingent deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and which may have tax consequences.



Adjustments for Withdrawals less than the Guaranteed Annual Income



Each contract year you may withdraw an amount less than or equal to the GAI. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the additional amount may not be carried forward to future contract years. Withdrawals will be taken pro rata from your values in the general account and each sub-account of the variable annuity account. If you decide to annuitize your contact in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.



Adjustments for Withdrawals in excess of the Guaranteed Annual Income



Withdrawals in excess of the GAI or the Required Minimum Distribution (RMD) for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:



The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by
(c) where:



     (a) is the GWB immediately prior to the excess portion of the withdrawal,



     (b) is the excess portion of the excess withdrawal amount, and



     (c) is the contract value immediately prior to the excess portion of the withdrawal.



The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by
(c) where:



     (a) is the GAI prior to the withdrawal,



     (b) is the amount of the excess withdrawal, and



     (c) is the contract value immediately prior to the excess portion of the withdrawal.



For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.



Automatic Payment Phase



If the contract value is reduced to zero, the contract will enter the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but no less frequently than annually, until the death of the contract owner or the death of any joint owner (or annuitant in the case of a non-natural owner). Once selected, the frequency may not be changed without our prior consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, and guarantees except the guarantees provided by this rider are terminated.

Upon the death of the contract owner or any joint owner (or annuitant in the case of a non-natural owner) before the GWB reaches zero, the GAI will be paid at least annually to your beneficiaries until the GWB reaches zero. When the GWB reaches zero, this rider terminates and no further benefits are payable. At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in the Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.



Guaranteed Annual Income Reset



Beginning with the fifth contract anniversary following the GLWB effective date and every 5 years thereafter the GAI will go through a "Guaranteed Annual Income Reset" (GAI Reset) process. This GAI Reset will occur automatically and the charge for the contract option will not change. The new GAI will be equal to the greater of (a) or (b) where:



     (a) is the GAI immediately prior to the GAI reset; and



     (b) is an amount equal to: (1) multiplied by (2) where:



        1) is the greater of the GWB or the contract value; and



        2) is the Annual Income Percentage based on the age of the oldest owner, (or oldest annuitant if a non-natural owner), at the time of the GAI reset.



In no event however, will the new GAI be less than the old GAI. The GAI following the GAI Reset may be the same as before the GAI Reset even if the applicable Annual Income Percentage based on current age has increased.



In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.



Sub-Account Allocation



While the GLWB option is in effect your full contract value must be allocated to an allocation plan approved by us. The contract value will be automatically rebalanced each calendar quarter according to the sub-account allocation plan you currently have chosen. The contract owner may elect to change from the current sub-account allocation plan to another sub-account allocation plan which has also been approved by us for use with this optional benefit. We reserve the right to add, delete or modify sub-account allocation plans.



If the GLWB option is elected after the contract is issued, your contract value will be reallocated to an approved allocation plan on the valuation date coincident with or next following the day the GLWB option is effective.



Effect of Payment of Death Benefit



At the death of the first contract owner (or first annuitant if a non-natural owner) and if the contract owner (or annuitant, as applicable) dies before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.



Alternatively, the beneficiary may be able to elect to continue this option (and the contract) by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. No additional purchase payments may be made and no additional GAI Reset will occur. If the beneficiary elects to continue the GLWB option, the charges for this option will continue to apply. If your designated beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.



Rider Termination



Beginning seven contract years after the GLWB effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB may not be elected again until the next contract anniversary, subject to availability.



The GLWB option will automatically terminate at the earliest of the following:



     - the date of termination or surrender of the contract, or



     - any change of the contract owner or joint contract owner after the GLWB effective date, or in the case of a non-natural owner, any change of the annuitant or joint annuitant after the GLWB effective date; or



     - the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or



     - the date any death benefits are paid either as a lump sum or as an adjustment to the contract value under the terms of the contract; or



     - the date the GWB is reduced to zero following the death of the contract owner, the first joint owner, or in the case of a non-natural owner, the annuitant or any joint annuitant.



Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.



Conversion



If you have previously elected the GMWB option we will waive the prohibition on the termination for 7 years and allow you to terminate the GMWB option if you to elect the GLWB option at the same time. You must request this "conversion" in writing within 30 days prior to the contract anniversary in a form satisfactory to us. As of the contract anniversary date, the GMWB option will be terminated. The GLWB option will then be effective as of the contract anniversary date based on the contract values on that date. The GWB value, as it existed under your GMWB even if greater than the contract value on the contract anniversary date, will be eliminated and the GWB value under the GLWB option will be the contract value on the contract anniversary date.



You should consider the following before you make any election to convert your GMWB to a GLWB:



     - Because the GLWB will be established based on contract value at the date of conversion, if your contract value has declined since you purchased the GMWB option, the GWB in the GLWB will be lower.



     - Your GAI under the GLWB will potentially be lower than any GAW under the GMWB. This means that your annual withdrawal amounts may be lower under the GLWB than under the GMWB option.



     - If you are concerned about outliving the GWB under the GMWB option you may wish to consider the GLWB option.



     - If you are looking for lifetime income for two lives or joint owners, annuitization may be more appropriate for you than either GMWB or GLWB.



We reserve the right to eliminate this waiver of the 7 year requirement for termination on the GMWB option at any time.


GENERAL INFORMATION

THE COMPANY -- MINNESOTA LIFE INSURANCE COMPANY


We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office address, telephone and internet address are shown on the cover page. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.


THE SEPARATE ACCOUNT -- VARIABLE ANNUITY ACCOUNT


We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the SEC under the Investment Company Act of 1940, but that registration does not mean that the SEC supervises the management, or the investment practices or policies, of the variable annuity account.

The assets of the variable annuity account are not chargeable with liabilities arising out of any other business we may conduct. The investment performance of the variable annuity account is entirely independent of the investment performance of our general account, amounts in the guaranteed term account and our other separate accounts. All obligations under the contracts are our general corporate obligations.


The variable annuity account has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding portfolio. Additional sub-accounts may be added at our discretion.


CHANGES TO THE SEPARATE ACCOUNT -- ADDITIONS, DELETIONS OR SUBSTITUTIONS


We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the variable annuity account. If an investment in a portfolio should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another portfolio. Substitution may be with respect to existing accumulation values, future purchase payments or future annuity payments.


We also reserve the right to add, combine or remove any sub-accounts of the variable annuity account. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the variable annuity account. The addition of any investment option may be made available to existing contract owners on whatever basis we determine.


We also reserve the right, when permitted by law, to de-register the variable annuity account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the variable annuity account with one or more of our other separate accounts.


The portfolios serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolio at the same time, or
(ii) the owners of such policies and contracts issued by different life insurance companies to invest in the portfolio at the same time or (iii) participating qualified plans to invest in shares of the portfolio at the same time as one or more life insurance companies. Neither the portfolio nor Minnesota Life currently foresees any disadvantage, but if the portfolio determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the portfolio's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.


COMPENSATION PAID FOR THE SALE OF CONTRACTS


Securian Financial Services, Inc. ("Securian Financial"), an affiliate of Minnesota Life, is the principal underwriter of the Contract. Authorized broker-dealers sell Contracts through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of Contracts are paid directly to the broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a Contract is determined by his or her broker-dealer. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges against the Contract that are in addition to the Contract charges described elsewhere in this prospectus.


Commissions paid to broker-dealers, and indirectly to registered representatives, will vary depending on a number of different factors, including the charge structure of the selected Contract, the age of the Contract Owner at the time the Purchase Payment generating the commission is paid, and whether annuity payments will begin within twelve months of the date the Contract is issued. Subject to these factors, all broker-dealers are paid base commissions for the sale of Contracts pursuant to a standard schedule of broker-dealer commissions. These base commissions may be paid in the form of a front-end commission calculated as a percentage of Purchase Payments, or front-end commission plus an asset-based (or "trail") commission calculated as a percentage of Contract Value. The maximum front-end base commission is 6.5% of Purchase Payments. Broker-dealers also receive additional payments in the form of marketing allowances which equal 0.25% annually of Contract Values. The marketing allowances are intended to provide further encouragement to broker-dealers to sell Contracts. Aggregate trail commissions, which also recognize the on-going services of registered representatives that contribute to Contract Owner retention and satisfaction, are not subject to an upper limit and may, over time, exceed 6.5% of Purchase Payments.


All of the compensation described here may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the Contracts.


PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS


Minnesota Life pays the costs of selling Contracts, some of which are described in more detail elsewhere in this prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment adviser or principal underwriter, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from the underlying mutual fund's investment adviser or principal underwriter are typically made from assets of that firm and not from the assets of the fund. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. Aggregate payments from underlying funds or their investment adviser or principal underwriter amount to 0.25% of fund assets held in the Separate Account.


Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the Contract. Without these payments, certain Contract charges would likely be higher than they are currently. Each of the underlying mutual funds offered in the Contract currently deducts 12b-1 fees from the assets of the fund.


Minnesota Life considers profitability when determining the charges in the Contract. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a Contract is held and the greater a Contract's investment return.


THE GENERAL ACCOUNT AND THE GUARANTEED TERM ACCOUNT


The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to our general account or one of the guarantee periods of the guaranteed term account, are not registered under the Securities Act of 1933, nor is either registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. In addition, the staff of the commission has not reviewed the disclosures in the prospectus relating to those. Disclosures relating to interests in these options however, may be subject to certain generally applicable provisions of the federal securities laws relating to accuracy of statements made in a registration statement.


The guaranteed interest rate on new amounts allocated or transferred to the general account or a guarantee period is determined from time-to-time by Minnesota Life in accordance with existing market conditions. In no event will the guaranteed rate of interest be less than the minimum guaranteed rate of interest as stated in your contract. Once an interest rate is established for a guarantee period, it is guaranteed for the duration of the stated period and may not be changed by Minnesota Life.


The guaranteed term account is a separate account of Minnesota Life titled "Modified Guaranteed Annuity Fixed Separate Account". There are no units in this separate account. Amounts allocated to this separate account do not participate in the investment gain or loss in the separate account. Such gain or loss accrues solely to Minnesota Life. We retain the risk that the value of the assets in this separate account may drop below the reserves and other liabilities we must maintain. Should this occur, Minnesota Life may transfer assets from its general account to this separate account to make up the difference. Minnesota Life also reserves the right to transfer to its general account any assets of this separate account in excess of the required reserves and liabilities. We maintain assets in this separate account for other Minnesota Life annuities.


Guarantee Periods of the Guaranteed Term Account. There are four guarantee periods of the guaranteed term account. These provide for the accumulation of interest at a guaranteed interest rate when held for three, five, seven and ten year periods. Minnesota Life may offer additional guarantee periods at its discretion. It also may at any time stop accepting new purchase payments, transfers or renewals for a particular guarantee period. The guaranteed term account is not available in all states.


Contract owners may allocate purchase payments, or make transfers from or to guarantee periods at any time prior to the annuity commencement date as long as the guarantee period for such allocation does not extend past the contract maturity date. Minnesota Life establishes a separate entry in the guaranteed term account for accounting and interest rate purposes each time the contract owner allocates or transfers amounts to the guaranteed term account guarantee period option.


Renewals. At the end of a guarantee period, the contract owner may establish a new guarantee period with the same guarantee period at the then current interest rate, select a different guaranteed term account guarantee period option or transfer the amounts to a variable annuity account option, or the general account or those amounts may be withdrawn from the contract (though such amounts withdrawn may be subject to a CDSC). You may make your election during the period 30 days prior to or immediately following the renewal date of each guarantee period without having the market value adjustment applied. If a renewal date falls on a non-valuation date, the next following valuation date shall be used.

If the contract owner does not specify the guarantee period option desired at the time of renewal, Minnesota Life will automatically renew the funds held in that guarantee period option for the same duration at the newly established interest rate, provided, however, that we will select a period which does not extend beyond the maturity date previously elected in the contract. The interest rate applicable to the new guarantee period may be higher or lower than the interest rate which was credited to the expired guarantee period. If, at the time of renewal, a guarantee period of the same duration is no longer available, Minnesota Life will select the next shortest available guarantee period. If no guarantee period of the guaranteed term account is available, we will allocate the funds to be renewed to the general account.

Market Value Adjustment. Amounts surrendered, withdrawn, transferred or applied to provide annuity payments from a guarantee period of the guaranteed term account prior to the renewal date may be subject to a market value adjustment. The market value adjustment may increase or decrease the amount of the guarantee period value which is being transferred, withdrawn or surrendered.

The market value adjustment will be calculated by multiplying the amount transferred, withdrawn, or surrendered by the market value adjustment factor. The market value adjustment factor is equal to:

                        (1 + i)
                                         (n/12)
                    ----------------
                 [  (1 + j + .0025)   ]         -1

where    i     =     Treasury Rate for the week prior to the date of allocation into the guarantee term account for a maturity equal to the guarantee period.
         j     =     Treasury Rate for the week prior to the date of surrender, withdrawal, transfer or application to provide annuity
                     payments with a maturity equal to the number of whole months remaining in the guarantee period.
         n     =     the number of whole months remaining in the guarantee
                     period.

If a Treasury Rate maturity is not available for the necessary period, we will determine the rate by linear interpolation based on the Treasury Rates with maturity closest to the period being measured. If Treasury Rates are no longer available we will use an appropriate rate approved by the insurance department of the state which has jurisdiction over the contract.

We guarantee that the amount of the market value adjustment will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate for the guarantee period.

There will be no market value adjustment in the following situations:

     (a) transfers, withdrawals, surrenders and amounts applied to provide annuity payments occurring within 30 days prior to or immediately following the renewal date of each guarantee period;

     (b) amounts payable as a death benefit; and

     (c) amounts withdrawn from the guaranteed term account to pay any annual maintenance fee, transfer charge or periodic charges if any, for optional benefit riders.

However, amounts withdrawn or surrendered may be subject to the contingent deferred sales charge.

Transfers. Prior to the annuity commencement date, the contract owner may transfer amounts between or among the guarantee periods of the guaranteed term account or from a guarantee period to the variable annuity account or general account options. The market value adjustment, if applicable, will be applied or deducted from the amount remaining in the contract value. For further information, see the heading "Transfers" in this Prospectus.

The contract owner must specify the guarantee period from or to which a transfer is to be made.

Withdrawals. The contract owner may make withdrawals of, or may surrender amounts held in guarantee periods of the guaranteed term account at any time prior to death and prior to the start of annuity payments. Withdrawals from guarantee periods of the guaranteed term account will be made in the same manner and be subject to the same limitations as set forth under the heading "Withdrawals and Surrender" in this Prospectus. In addition, the following provisions apply to withdrawals from the guarantee periods of the guaranteed term account:

     (1) Minnesota Life reserves the right to defer payment of amounts withdrawn from guarantee periods of the guaranteed term account for up to six months from the date it receives the written withdrawal request (if a withdrawal is deferred for more than 30 days pursuant to this right, Minnesota Life will pay interest on the amount deferred at a rate not less than the minimum guaranteed interest rate as stated in your contract;

     (2) if there are multiple investment entries under a guarantee period of the guaranteed term account, amounts will be withdrawn from such accounts on a first-in-first-out basis; and

     (3) the market value adjustment described above may apply to withdrawals from any guarantee period of the guarantee term account.

In the case of a contract surrender, the market value adjustment to each guarantee period option, if applicable, will be calculated using the full amount in that guarantee period option, and the amount of the adjustment will be added to or subtracted from such amount and paid to the owner. In the case of a withdrawal, the market value adjustment to each guarantee period option affected by the withdrawal will be calculated using the full amount to be taken from that guarantee period in order to provide the amount requested, after application of the adjustment and deduction of applicable charges, and the amount of the adjustment will be added to or subtracted from the contract value remaining after payment of the requested amount.

Withdrawals from the contract may also be subject to income tax and a 10% penalty tax. Retirement plan limitations may also apply. See the heading "Federal Tax Status", in this Prospectus.


VOTING RIGHTS


We will vote the portfolio shares held in the variable annuity account at shareholder meetings of the portfolios. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the variable annuity account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the variable annuity account. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.


During the accumulation period, you hold the voting interest in the contract. The number of votes will be determined by dividing the contract value of the contract attributable to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account.


During the annuity period the annuitant holds the voting interest in the contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.


We shall notify you or the annuitant of a portfolio shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

FEDERAL TAX STATUS

INTRODUCTION


Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Section 401(a), 403(b), 408(b), 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned.



There are specific rules for the taxation of annuity products. In many cases, these rules differ from tax rules which apply to other types of investments. For example, as an illustration of points more fully discussed below, a gain recognized upon a withdrawal from an annuity contract may be taxed differently than the sale of other types of investments, such as corporate stocks, bonds or mutual funds. The gain in an annuity contract, represented by the difference between the cash value and the sum of the premiums paid into the contract, is taxed as ordinary income. By contrast, the sale of shares of corporate stock, bonds or mutual funds would be taxed as capital gains based upon the difference between the sale price and the purchase price. Depending upon how long the corporate stock, bonds or mutual funds were held, the owner may be entitled to reduced tax rates applicable to long term capital gains.




For variable annuity contracts, increases in contract values attributable to dividends and interest from underlying investment funds are not currently taxed, but instead the taxation of such gains is deferred until there is a withdrawal or contract surrender, or contract values are applied to provide an annuity, at which time they are taxed as ordinary income (as described above). This favorable treatment allows the value of the contract to remain undiminished and allows the owner to determine the timing of the receipt of taxable income. Note, however, that variable annuity contracts held in Tax Qualified Accounts do not provide any additional tax deferral benefit. A Tax Qualified Account independently provides a tax deferral benefit for gains on all assets held in such an account. By contrast, the owner of a corporate stock, bond or mutual fund held on a non-tax qualified basis who receives dividends or interest, whether in cash or as automatic reinvestments, must report such income as taxable on an annual basis. In some cases, the receipt of dividends from corporate stocks and mutual funds may enjoy favorable tax rates.




This prospectus makes no representation as to the tax rules which apply to those other types of investments and the discussion which follows makes no comparison of the described insurance products to such other investments. For a complete discussion of matters relating to taxation and the tax impact on your investments or for a comparison of taxation differences between investment products and types, please see your tax advisor.

TAXATION OF MINNESOTA LIFE AND THE VARIABLE ANNUITY ACCOUNT


We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the variable annuity account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the variable annuity account or on capital gains arising from the variable annuity account's activities. The variable annuity account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.


TAXATION OF ANNUITY CONTRACTS IN GENERAL


Section 72 of the Code governs taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a income corporation or trust) that is not a natural person are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code.


There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity: (i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.


DIVERSIFICATION REQUIREMENTS


Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the variable annuity account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal income tax purposes. The diversification requirements of Section 817(h) do not apply to annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.


The variable annuity account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Advantus fund is an affiliate of ours, we do not control the Advantus fund nor the investments of its portfolios. Nonetheless, we believe that each portfolio of the Advantus fund in which the variable annuity account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the variable annuity account to be deemed to be "adequately diversified".

OWNERSHIP TREATMENT


In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the contract owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.


Minnesota Life does not believe that the ownership rights of a contract owner under the contract would result in any contract owner being treated as the owner of the assets of the variable annuity account under Rev. Rul. 2003-91. However, Minnesota Life does not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Minnesota Life therefore reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the variable annuity account.


TAXATION OF PARTIAL AND FULL WITHDRAWALS


For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the "investment in the contract" (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the investment in the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.


In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

TAXATION OF ANNUITY PAYMENTS


The taxable portion of a fixed annuity payment is generally equal to the excess of the payment over the exclusion amount. The exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.


TAXES PAYABLE ON OPTIONAL RIDERS


The GLWB option provides benefits that are different from the usual benefits available under variable annuity contracts. If you elect the GLWB option a contract owner or beneficiary may be allowed to take withdrawals under the GLWB option even after the contract value is equal to zero. Like any withdrawal under the GLWB option it is treated as a withdrawal from the contract for income tax purposes. If the investment in the contract has been fully recovered for tax purposes, then these withdrawals are generally included in the taxpayer's income.



TAXATION OF DEATH BENEFIT PROCEEDS


Death benefit payments are generally taxable to the recipient. Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.


PENALTY TAX ON PREMATURE DISTRIBUTIONS


The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

     - where the taxpayer is 59 1/2 or older,

     - where payment is made on account of the taxpayer's disability, or

     - where payment is made by reason of the death of the owner, and

     - in certain other circumstances.


The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For qualified plans, this exception to the 10% additional tax applies only if payments begin after separation from service.

For some types of qualified plans, other tax penalties may apply to certain distributions.


AGGREGATION OF CONTRACTS


For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.


ASSIGNMENT OR PLEDGES


Transfers, assignments and certain designations of annuitants can have tax consequences. A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

     (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

     (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above will be considered satisfied with respect to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.


Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.


Similar rules apply to qualified contracts.

POSSIBLE CHANGES IN TAXATION


Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.


TAX QUALIFIED PROGRAMS


The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

     - contributions in excess of specified limits;

     - distributions prior to age 59 1/2 (subject to certain exceptions);

     - distributions that do not conform to specified minimum distribution rules; and

     - other specified circumstances.



We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Tax deferral under annuity contracts purchased in connection with tax qualified plans arises under the specific provisions of the Code governing the tax-qualified plan, so a contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax qualified plans, and not for the purpose of obtaining tax deferral. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.



Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution ("RMD") provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. IRS regulations permit partial withdrawals from your qualified retirement plan contract after annuity payments have begun after the required beginning date under certain limited circumstances. We will notify any holder of a contract issued under a qualified plan who requests a partial withdrawal of the effects of such a withdrawal on the contract prior to processing the withdrawal.


For qualified plans under Sections 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant): (i) reaches age 70 1/2, or (ii) if later retires; and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the owner's death.



To the extent the optional death benefit riders alter the timing on the amount of the payment of distributions under a qualified contract, the riders cannot be paid out in violation of the minimum distribution rules of the code.



In accordance with recent changes in laws and regulations RMDs may be calculated based on the sum of the contract value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the RMDs may be larger than if the calculation were based on the contract value alone. This may result in an earlier (but not before the required beginning date) distribution under the contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and benefits of any optional riders.


WITHHOLDING


In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under Section 457(b). Distributions which may not be rolled over are those which are:

     - one of a series of substantially equal annual (or more frequent) payments made:

       -- over the life or life expectancy of the employee,

       -- over the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or

       -- for a specified period of ten years or more,

     - a required minimum distribution,

     - a hardship distribution, or

     - the non-taxable portion of a distribution.



Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse, or an ex-spouse who is an alternate payee, will be subject to mandatory federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It should be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.


SEE YOUR OWN TAX ADVISER


The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. Special rules are provided with respect to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax adviser.


PERFORMANCE DATA


From time to time the variable annuity account may publish advertisements containing performance data relating to its sub-accounts. In the case of the money market portfolio, the variable annuity account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other portfolios, performance data will consist of average annual total return quotations for one year, five year and ten year periods and for the period when the portfolios first became available to the variable annuity account. Such performance data may be accompanied by cumulative total return quotations for the comparable periods. For periods prior to the date of this Prospectus the quotations will be based on the assumption that the contract described herein was issued when the underlying portfolios first became available to the variable annuity account under other contracts issued by us. The money market portfolio may also quote such average annual and cumulative total return figures. Performance figures used by the variable annuity account are based on historical information of the portfolios for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the variable annuity account will reflect charges made pursuant to the terms of the contracts offered by this Prospectus and charges of underlying funds. More detailed information on the computations is set forth in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from us at your request. The table of contents for that Statement of Additional Information is as follows:
       General Information and History
       Distribution of Contract
       Performance Data

       Independent Registered Public Accounting Firm

       Registration Statement
       Financial Statements

APPENDIX A -- CONDENSED FINANCIAL INFORMATION


The financial statements of the Variable Annuity Account and the Consolidated Financial Statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information. The table below gives per unit information about the financial history of each sub-account for the class of contracts, for the period from the inception of each to December 31, 2005. Sub-accounts that became available after that time are not included. This information should be read in conjunction with the financial statements and related notes of the Variable Annuity Account included in this Prospectus.


1.25% Variable Account Charge


                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R ASSET STRATEGY SUB-ACCOUNT:
  2005...............       $1.15          $1.41         1,687,434
  2004...............       $1.00(a)       $1.15           373,632
W&R BALANCED SUB-ACCOUNT:
  2005...............       $1.09          $1.13           855,108
  2004...............       $1.00(a)       $1.09           323,954
W&R BOND SUB-ACCOUNT:
  2005...............       $1.03          $1.03         3,091,585
  2004...............       $1.00(a)       $1.03           411,452
W&R CORE EQUITY SUB-ACCOUNT:
  2005...............       $1.09          $1.18         1,038,484
  2004...............       $1.00(a)       $1.09           415,490
W&R DIVIDEND INCOME SUB-ACCOUNT:
  2005...............       $1.09          $1.22         1,259,154
  2004...............       $1.00(a)       $1.09           269,938
W&R GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2005...............       $1.00(e)       $1.25         1,527,521
W&R GROWTH SUB-ACCOUNT:
  2005...............       $1.05          $1.15         3,807,415
  2004...............       $1.00(a)       $1.05           853,491



                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R HIGH INCOME SUB-ACCOUNT:
  2005...............       $1.07          $1.09         3,314,045
  2004...............       $1.00(a)       $1.07           721,334
W&R INTERNATIONAL GROWTH SUB-ACCOUNT(C):
  2005...............       $1.12          $1.28           795,153
  2004...............       $1.00(a)       $1.12           206,176
W&R INTERNATIONAL VALUE SUB-ACCOUNT(D):
  2005...............       $1.19          $1.31         1,983,740
  2004...............       $1.00(a)       $1.19           334,555
W&R LIMITED-TERM SUB-ACCOUNT:
  2005...............       $1.01          $1.01         1,032,351
  2004...............       $1.00(a)       $1.01           259,228
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  2005...............       $1.12          $1.33           595,695
  2004...............       $1.00(a)       $1.12           177,065
W&R MID CAP GROWTH SUB-ACCOUNT:
  2005...............       $1.00(e)       $1.20         2,522,292
W&R MONEY MARKET SUB-ACCOUNT:
  2005...............       $1.00          $1.01           676,909
  2004...............       $1.00(a)       $1.00         1,179,640


                                                                        Page A-1

1.25% Variable Account Charge Continued



                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R MORTGAGE SECURITIES SUB-ACCOUNT:
  2005...............       $1.04          $1.05        13,270,388
  2004...............       $1.00(b)       $1.04        15,458,353
W&R REAL ESTATE SECURITIES SUB-ACCOUNT:
  2005...............       $1.32          $1.44         1,045,401
  2004...............       $1.00(b)       $1.32         5,432,797
W&R SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2005...............       $1.16          $1.35         1,467,854
  2004...............       $1.00(a)       $1.16           394,776
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  2005...............       $1.12          $1.25         1,076,397
  2004...............       $1.00(a)       $1.12           300,173
W&R SMALL CAP VALUE SUB-ACCOUNT:
  2005...............       $1.12          $1.16         1,948,420
  2004...............       $1.00(a)       $1.12           321,559
W&R VALUE SUB-ACCOUNT:
  2005...............       $1.11          $1.15         4,259,227
  2004...............       $1.00(a)       $1.11           637,855


1.35% Variable Account Charge


                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R ASSET STRATEGY SUB-ACCOUNT:
  2005...............       $  --          $1.40            30,979
  2004...............          --             --                --
W&R BALANCED SUB-ACCOUNT:
  2005...............       $  --          $1.12             5,421
  2004...............          --             --                --



                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R BOND SUB-ACCOUNT:
  2005...............       $  --          $1.03             5,513
  2004...............          --             --                --
W&R CORE EQUITY SUB-ACCOUNT:
  2005...............       $  --          $1.17           113,705
  2004...............          --             --                --
W&R DIVIDEND INCOME SUB-ACCOUNT:
  2005...............       $  --           1.21            37,543
  2004...............          --             --                --
W&R GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2005...............       $1.00(e)       $1.25             8,336
W&R GROWTH SUB-ACCOUNT:
  2005...............       $  --          $1.15           114,855
  2004...............          --             --                --
W&R HIGH INCOME SUB-ACCOUNT:
  2005...............       $  --          $1.09            19,472
  2004...............          --             --                --
W&R INTERNATIONAL GROWTH SUB-ACCOUNT(C):
  2005...............       $  --          $1.28            18,273
  2004...............          --             --                --
W&R INTERNATIONAL VALUE SUB-ACCOUNT(D):
  2005...............       $  --          $1.31            19,075
  2004...............          --             --                --
W&R LIMITED-TERM SUB-ACCOUNT:
  2005...............       $  --          $1.01            23,898
  2004...............          --             --                --


Page A-2

1.35% Variable Account Charge Continued



                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  2005...............       $  --          $1.33             6,778
  2004...............          --             --                --
W&R MID CAP GROWTH SUB-ACCOUNT:
  2005...............       $1.00(e)       $1.20             8,474
W&R MONEY MARKET SUB-ACCOUNT:
  2005...............       $  --          $1.01            11,424
  2004...............          --             --                --
W&R MORTGAGE SECURITIES SUB-ACCOUNT:
  2005...............       $  --          $1.05             8,171
  2004...............          --             --                --
W&R REAL ESTATE SECURITIES SUB-ACCOUNT:
  2005...............       $  --          $1.44             2,321
  2004...............          --             --                --
W&R SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2005...............       $  --          $1.34            91,471
  2004...............          --             --                --
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  2005...............       $  --          $1.25            10,735
  2004...............          --             --                --
W&R SMALL CAP VALUE SUB-ACCOUNT:
  2005...............       $  --          $1.15            11,453
  2004...............          --             --                --
W&R VALUE SUB-ACCOUNT:
  2005...............       $  --          $1.15           108,596
  2004...............          --             --                --



1.40% Variable Account Charge



                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R ASSET STRATEGY SUB-ACCOUNT:
  2005...............       $1.15          $1.40           925,973
  2004                      $1.00(a)       $1.15           341,610
W&R BALANCED SUB-ACCOUNT:
  2005...............       $1.08          $1.12           251,403
  2004...............       $1.00(a)       $1.08            83,909
W&R BOND SUB-ACCOUNT:
  2005...............       $1.03          $1.03           798,134
  2004...............       $1.00(a)       $1.03           234,567
W&R CORE EQUITY SUB-ACCOUNT:
  2005...............       $1.09          $1.17           402,518
  2004...............       $1.00(a)       $1.09           135,819
W&R DIVIDEND INCOME SUB-ACCOUNT:
  2005...............       $1.09          $1.21           473,996
  2004...............       $1.00(a)       $1.09           149,816
W&R GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2005...............       $1.00(e)       $1.25           300,993
W&R GROWTH SUB-ACCOUNT:
  2005...............       $1.05          $1.15         1,341,498
  2004...............       $1.00(a)       $1.05           537,871
W&R HIGH INCOME SUB-ACCOUNT:
  2005...............       $1.07          $1.08         1,072,142
  2004...............       $1.00(a)       $1.07           291,918
W&R INTERNATIONAL GROWTH SUB-ACCOUNT(C):
  2005...............       $1.12          $1.28           287,137
  2004...............       $1.00(a)       $1.12            84,993


                                                                        Page A-3

1.40% Variable Account Charge Continued



                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R INTERNATIONAL VALUE SUB-ACCOUNT(d):
  2005...............       $1.19          $1.31           616,318
  2004...............       $1.00(a)       $1.19           138,106
W&R LIMITED-TERM SUB-ACCOUNT:
  2005...............       $1.01          $1.01           154,956
  2004...............       $1.00(a)       $1.01            30,061
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  2005...............       $1.12          $1.33           197,706
  2004...............       $1.00(a)       $1.12            77,142
W&R MID CAP GROWTH SUB-ACCOUNT:
  2005...............       $1.00(e)       $1.20           106,938
W&R MONEY MARKET SUB-ACCOUNT:
  2005...............       $  --          $1.01           151,508
  2004...............          --             --                --
W&R MORTGAGE SECURITIES SUB-ACCOUNT:
  2005...............       $1.04          $1.05           289,729
  2004...............       $1.00(b)       $1.04            90,330
W&R REAL ESTATE SECURITIES SUB-ACCOUNT:
  2005...............       $1.32          $1.44           533,370
  2004...............       $1.00(b)       $1.32           251,151
W&R SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2005...............       $1.16          $1.34           561,625
  2004...............       $1.00(a)       $1.16           158,132
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  2005...............       $1.12          $1.25           434,724
  2004...............       $1.00(a)       $1.12           168,526





                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R SMALL CAP VALUE SUB-ACCOUNT:
  2005...............       $1.12          $1.15           783,072
  2004...............       $1.00(a)       $1.12           342,801
W&R VALUE SUB-ACCOUNT:
  2005...............       $1.11          $1.15         1,170,365
  2004...............       $1.00(a)       $1.11           413,726



1.50% Variable Account Charge



                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R ASSET STRATEGY SUB-ACCOUNT:
  2005...............       $1.14          $1.40           138,337
  2004...............       $1.00(a)       $1.14            35,499
W&R BALANCED SUB-ACCOUNT:
  2005...............       $  --          $1.12            43,519
  2004...............          --             --                --
W&R BOND SUB-ACCOUNT:
  2005...............       $  --          $1.03           148,420
  2004...............          --             --                --
W&R CORE EQUITY SUB-ACCOUNT:
  2005...............       $1.09          $1.17           585,359
  2004...............       $1.00(a)       $1.09           367,385
W&R DIVIDEND INCOME SUB-ACCOUNT:
  2005...............       $1.09          $1.21           114,480
  2004...............       $1.00(a)       $1.09            50,058
W&R GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2005...............       $1.00(e)       $1.25            25,281


Page A-4

1.50% Variable Account Charge Continued



                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R GROWTH SUB-ACCOUNT:
  2005...............       $1.05          $1.15           741,889
  2004...............       $1.00(a)       $1.05           474,844
W&R HIGH INCOME SUB-ACCOUNT:
  2005...............       $1.07          $1.08           285,712
  2004...............       $1.00(a)       $1.07           109,267
W&R INTERNATIONAL GROWTH SUB-ACCOUNT(C):
  2005...............       $1.11          $1.28           102,972
  2004...............       $1.00(a)       $1.11            40,373
W&R INTERNATIONAL VALUE SUB-ACCOUNT(D):
  2005...............       $1.19          $1.30            95,553
  2004...............       $1.00(a)       $1.19            30,162
W&R LIMITED-TERM SUB-ACCOUNT:
  2005...............       $  --          $1.01            44,181
  2004...............          --             --                --
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  2005...............       $1.12          $1.33           122,700
  2004...............       $1.00(a)       $1.12            12,067
W&R MID CAP GROWTH SUB-ACCOUNT:
  2005...............       $1.00(e)       $1.20            36,955
  2004...............
W&R MONEY MARKET SUB-ACCOUNT:
  2005...............       $  --          $1.01             6,514
  2004...............          --             --                --
W&R MORTGAGE SECURITIES SUB-ACCOUNT:
  2005...............       $1.04          $1.05           363,444
  2004...............       $1.00(b)       $1.04           153,433





                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R REAL ESTATE SECURITIES SUB-ACCOUNT:
  2005...............       $1.31          $1.44           266,921
  2004...............       $1.00(b)       $1.31           154,980
W&R SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2005...............       $1.16          $1.34           187,679
  2004...............       $1.00(a)       $1.16            66,335
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  2005...............       $1.12          $1.24           169,014
  2004...............       $1.00(a)       $1.12            47,898
W&R SMALL CAP VALUE SUB-ACCOUNT:
  2005...............       $1.12          $1.15           181,038
  2004...............       $1.00(a)       $1.12            40,315
W&R VALUE SUB-ACCOUNT:
  2005...............       $1.11          $1.14           281,496
  2004...............       $1.00(a)       $1.11            77,394



1.60% Variable Account Charge


                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R ASSET STRATEGY SUB-ACCOUNT:
  2005...............       $1.14          $1.40           335,658
  2004...............       $1.00(a)       $1.14            56,769
W&R BALANCED SUB-ACCOUNT:
  2005...............       $1.08          $1.12           224,203
  2004...............       $1.00(a)       $1.08           189,181
W&R BOND SUB-ACCOUNT:
  2005...............       $1.03          $1.03           216,679
  2004...............       $1.00(a)       $1.03            76,573

                                                                        Page A-5

1.60% Variable Account Charge Continued




                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R CORE EQUITY SUB-ACCOUNT:
  2005...............       $1.09          $1.17           288,432
  2004...............       $1.00(a)       $1.09           113,012
W&R DIVIDEND INCOME SUB-ACCOUNT:
  2005...............       $1.09          $1.21           141,852
  2004...............       $1.00(a)       $1.09            80,161
W&R GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2005...............       $1.00(e)       $1.25           178,765
W&R GROWTH SUB-ACCOUNT:
  2005...............       $1.05          $1.15           842,889
  2004...............       $1.00(a)       $1.05           457,293
W&R HIGH INCOME SUB-ACCOUNT:
  2005...............       $1.07          $1.08           483,928
  2004...............       $1.00(a)       $1.07           206,431
W&R INTERNATIONAL GROWTH SUB-ACCOUNT(c):
  2005...............       $1.11          $1.28           325,677
  2004...............       $1.00(a)       $1.11           108,726
W&R INTERNATIONAL VALUE SUB-ACCOUNT(d):
  2005...............       $1.19          $1.30           427,002
  2004...............       $1.00(a)       $1.19           194,820
W&R LIMITED-TERM SUB-ACCOUNT:
  2005...............       $  --          $1.01             9,956
  2004...............          --             --                --
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  2005...............       $1.12          $1.33            42,313
  2004...............       $1.00(a)       $1.12            15,651





                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R MID CAP GROWTH SUB-ACCOUNT:
  2005...............       $1.00(e)       $1.20           112,197
W&R MONEY MARKET SUB-ACCOUNT:
  2005...............       $  --          $1.00             6,910
  2004...............          --             --                --
W&R MORTGAGE SECURITIES SUB-ACCOUNT:
  2005...............       $1.04          $1.04           138,613
  2004...............       $1.00(b)       $1.04            79,014
W&R REAL ESTATE SECURITIES SUB-ACCOUNT:
  2005...............       $1.31          $1.43           182,464
  2004...............       $1.00(b)       $1.31            91,869
W&R SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2005...............       $1.16          $1.34           606,335
  2004...............       $1.00(a)       $1.16           179,948
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  2005...............       $1.12          $1.24           426,685
  2004...............       $1.00(a)       $1.12           195,640
W&R SMALL CAP VALUE SUB-ACCOUNT:
  2005...............       $1.12          $1.15           370,461
  2004...............       $1.00(a)       $1.12           198,697
W&R VALUE SUB-ACCOUNT:
  2005...............       $1.11          $1.14           782,039
  2004...............       $1.00(a)       $1.11           336,284


Page A-6

1.65% Variable Account Charge



                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R ASSET STRATEGY SUB-ACCOUNT:
  2005...............       $1.14          $1.40           162,739
  2004...............       $1.00(a)       $1.14            54,608
W&R BALANCED SUB-ACCOUNT:
  2005...............       $1.08          $1.12            62,869
  2004...............       $1.00(a)       $1.08            59,373
W&R BOND SUB-ACCOUNT:
  2005...............       $  --          $1.03           109,801
  2004...............          --             --                --
W&R CORE EQUITY SUB-ACCOUNT:
  2005...............       $1.09          $1.17           192,080
  2004...............       $1.00(a)       $1.09            36,978
W&R DIVIDEND INCOME SUB-ACCOUNT:
  2005...............       $1.09          $1.21           109,902
  2004...............       $1.00(a)       $1.09             3,148
W&R GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2005...............       $1.00(e)       $1.25            60,396
W&R GROWTH SUB-ACCOUNT:
  2005...............       $1.05          $1.14           221,089
  2004...............       $1.00(a)       $1.05            30,952
W&R HIGH INCOME SUB-ACCOUNT:
  2005...............       $1.07          $1.08            66,763
  2004...............       $1.00(a)       $1.07             1,229
W&R INTERNATIONAL GROWTH SUB-ACCOUNT(c):
  2005...............       $1.11          $1.28            47,019
  2004...............       $1.00(a)       $1.11            18,434





                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R INTERNATIONAL VALUE SUB-ACCOUNT(d):
  2005...............       $1.19          $1.30            36,199
  2004...............       $1.00(a)       $1.19            19,078
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  2005...............       $1.12          $1.33            25,609
  2004...............       $1.00(a)       $1.12            26,806
W&R MORTGAGE SECURITIES SUB-ACCOUNT:
  2005...............       $  --          $1.04           156,836
  2004...............          --             --                --
W&R REAL ESTATE SECURITIES SUB-ACCOUNT:
  2005...............       $1.31          $1.43           167,453
  2004...............       $1.00(b)       $1.31             1,687
W&R SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2005...............       $1.16          $1.34           138,263
  2004...............       $1.00(a)       $1.16            29,091
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  2005...............       $1.12          $1.24            44,352
  2004...............       $1.00(a)       $1.12            25,924
W&R SMALL CAP VALUE SUB-ACCOUNT:
  2005...............       $1.12          $1.15            49,916
  2004...............       $1.00(a)       $1.12            29,263
W&R VALUE SUB-ACCOUNT:
  2005...............       $1.11          $1.14           251,231
  2004...............       $1.00(a)       $1.11            55,469


                                                                        Page A-7

1.75% Variable Account Charge



                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R ASSET STRATEGY SUB-ACCOUNT:
  2005...............       $1.14          $1.40         2,278,503
  2004...............       $1.00(a)       $1.14           496,173
W&R BALANCED SUB-ACCOUNT:
  2005...............       $1.08          $1.12           659,320
  2004...............       $1.00(a)       $1.08           476,106
W&R BOND SUB-ACCOUNT:
  2005...............       $1.03          $1.02         1,414,158
  2004...............       $1.00(a)       $1.03           591,625
W&R CORE EQUITY SUB-ACCOUNT:
  2005...............       $1.09          $1.17           748,940
  2004...............       $1.00(a)       $1.09           236,969
W&R DIVIDEND INCOME SUB-ACCOUNT:
  2005...............       $1.09          $1.21         1,157,937
  2004...............       $1.00(a)       $1.09           491,566
W&R GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2005...............       $1.00(e)       $1.25           881,859
W&R GROWTH SUB-ACCOUNT:
  2005...............       $1.05          $1.14         4,861,158
  2004...............       $1.00(a)       $1.05         2,108,730
W&R HIGH INCOME SUB-ACCOUNT:
  2005...............       $1.07          $1.08         2,601,496
  2004...............       $1.00(a)       $1.07         1,216,633
W&R INTERNATIONAL GROWTH SUB-ACCOUNT(c):
  2005...............       $1.11          $1.27         1,773,055
  2004...............       $1.00(a)       $1.11           689,650





                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R INTERNATIONAL VALUE SUB-ACCOUNT(d):
  2005...............       $1.19          $1.30         2,094,318
  2004...............       $1.00(a)       $1.19           693,413
W&R LIMITED-TERM SUB-ACCOUNT:
  2005...............       $1.00          $1.00           743,873
  2004...............       $1.00(a)       $1.00           293,521
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  2005...............       $1.11          $1.32           917,525
  2004...............       $1.00(a)       $1.11           409,318
W&R MID CAP GROWTH SUB-ACCOUNT:
  2005...............       $1.00(e)       $1.20           447,047
W&R MONEY MARKET SUB-ACCOUNT:
  2005...............       $  --          $1.00           361,426
  2004...............          --             --                --
W&R MORTGAGE SECURITIES SUB-ACCOUNT:
  2005...............       $1.04          $1.04           859,600
  2004...............       $1.00(b)       $1.04           342,397
W&R REAL ESTATE SECURITIES SUB-ACCOUNT:
  2005...............       $1.31          $1.43         1,226,770
  2004...............       $1.00(b)       $1.31           594,302
W&R SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2005...............       $1.16          $1.34         2,285,533
  2004...............       $1.00(a)       $1.16           990,683
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  2005...............       $1.12          $1.24         2,445,202
  2004...............       $1.00(a)       $1.12         1,136,611


Page A-8

1.75% Variable Account Charge Continued


                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R SMALL CAP VALUE SUB-ACCOUNT:
  2005...............       $1.12          $1.15         1,805,079
  2004...............       $1.00(a)       $1.12           919,312
W&R VALUE SUB-ACCOUNT:
  2005...............       $1.11          $1.14         3,266,554
  2004...............       $1.00(a)       $1.11         1,412,938

1.85% Variable Account Charge


                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R ASSET STRATEGY SUB-ACCOUNT:
  2005...............       $1.14          $1.39            78,048
  2004...............       $1.00(a)       $1.14            34,109
W&R BALANCED SUB-ACCOUNT:
  2005...............       $1.08          $1.11           178,863
  2004...............       $1.00(a)       $1.08           175,546
W&R BOND SUB-ACCOUNT:
  2005...............       $1.02          $1.02           141,679
  2004...............       $1.00(a)       $1.02            77,265
W&R CORE EQUITY SUB-ACCOUNT:
  2005...............       $1.09          $1.16            85,857
  2004...............       $1.00(a)       $1.09            55,340
W&R DIVIDEND INCOME SUB-ACCOUNT:
  2005...............       $1.08          $1.20            67,065
  2004...............       $1.00(a)       $1.08            36,998
W&R GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2005...............       $1.00(e)       $1.24            30,826





                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R GROWTH SUB-ACCOUNT:
  2005...............       $1.05          $1.14           134,355
  2004...............       $1.00(a)       $1.05            82,561
W&R HIGH INCOME SUB-ACCOUNT:
  2005...............       $1.07          $1.08            22,435
  2004...............       $1.00(a)       $1.07             6,934
W&R INTERNATIONAL GROWTH SUB-ACCOUNT(c):
  2005...............       $1.11          $1.27            27,162
  2004...............       $1.00(a)       $1.11            10,517
W&R INTERNATIONAL VALUE SUB-ACCOUNT(d):
  2005...............       $1.19          $1.30            78,155
  2004...............       $1.00(a)       $1.19            30,922
W&R LIMITED-TERM SUB-ACCOUNT:
  2005...............       $1.00          $1.00            17,285
  2004...............       $1.00(a)       $1.00             4,192
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  2005...............       $1.11          $1.32            97,378
  2004...............       $1.00(a)       $1.11            56,529
W&R MID CAP GROWTH SUB-ACCOUNT:
  2005...............       $1.00(e)       $1.20            20,341
W&R MONEY MARKET SUB-ACCOUNT:
  2005...............       $  --          $1.00             5,736
  2004...............          --             --                --
W&R MORTGAGE SECURITIES SUB-ACCOUNT:
  2005...............       $1.04          $1.04            11,831
  2004...............       $1.00(b)       $1.04               355


                                                                        Page A-9

1.85% Variable Account Charge Continued



                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R REAL ESTATE SECURITIES SUB-ACCOUNT:
  2005...............       $1.31          $1.43            89,054
  2004...............       $1.00(b)       $1.31            51,945
W&R SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2005...............       $1.16          $1.33           184,457
  2004...............       $1.00(a)       $1.16            76,442
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  2005...............       $1.12          $1.24            88,307
  2004...............       $1.00(a)       $1.12            80,318
W&R SMALL CAP VALUE SUB-ACCOUNT:
  2005...............       $1.12          $1.15           103,412
  2004...............       $1.00(a)       $1.12            28,334
W&R VALUE SUB-ACCOUNT:
  2005...............       $1.11          $1.14            93,682
  2004...............       $1.00(a)       $1.11            70,432


1.90% Variable Account Charge


                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R ASSET STRATEGY SUB-ACCOUNT:
  2005...............       $1.14          $1.39           998,555
  2004...............       $1.00(a)       $1.14           392,707
W&R BALANCED SUB-ACCOUNT:
  2005...............       $1.08          $1.11           270,986
  2004...............       $1.00(a)       $1.08           200,760
W&R BOND SUB-ACCOUNT:
  2005...............       $1.02          $1.02           637,465
  2004...............       $1.00(a)       $1.02           422,954





                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R CORE EQUITY SUB-ACCOUNT:
  2005...............       $1.09          $1.16           877,951
  2004...............       $1.00(a)       $1.09           414,808
W&R DIVIDEND INCOME SUB-ACCOUNT:
  2005...............       $1.08          $1.20           631,863
  2004...............       $1.00(a)       $1.08           398,490
W&R GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2005...............       $1.00(e)       $1.24           732,882
W&R GROWTH SUB-ACCOUNT:
  2005...............       $1.04          $1.14         2,649,811
  2004...............       $1.00(a)       $1.04         1,285,312
W&R HIGH INCOME SUB-ACCOUNT:
  2005...............       $1.07          $1.08         1,236,952
  2004...............       $1.00(a)       $1.07           712,833
W&R INTERNATIONAL GROWTH SUB-ACCOUNT(c):
  2005...............       $1.11          $1.27           733,166
  2004...............       $1.00(a)       $1.11           352,166
W&R INTERNATIONAL VALUE SUB-ACCOUNT(d):
  2005...............       $1.19          $1.29         1,140,047
  2004...............       $1.00(a)       $1.19           439,274
W&R LIMITED-TERM SUB-ACCOUNT:
  2005...............       $1.00          $1.00           208,465
  2004...............       $1.00(a)       $1.00           104,358
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  2005...............       $1.11          $1.32           562,575
  2004...............       $1.00(a)       $1.11           268,294


Page A-10

1.90% Variable Account Charge Continued



                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R MID CAP GROWTH SUB-ACCOUNT:
  2005...............       $1.00(e)       $1.20           173,321
W&R MONEY MARKET SUB-ACCOUNT:
  2005...............       $0.99          $1.00            32,667
  2004...............       $1.00(a)       $0.99            31,586
W&R MORTGAGE SECURITIES SUB-ACCOUNT:
  2005...............       $1.04          $1.04           279,164
  2004...............       $1.00(b)       $1.04           176,435
W&R REAL ESTATE SECURITIES SUB-ACCOUNT:
  2005...............       $1.31          $1.43           914,136
  2004...............       $1.00(b)       $1.31           416,159
W&R SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2005...............       $1.16          $1.33         1,579,146
  2004...............       $1.00(a)       $1.16           592,816
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  2005...............       $1.12          $1.24         1,248,850
  2004...............       $1.00(a)       $1.12           750,242
W&R SMALL CAP VALUE SUB-ACCOUNT:
  2005...............       $1.12          $1.14           957,390
  2004...............       $1.00(a)       $1.12           410,162
W&R VALUE SUB-ACCOUNT:
  2005...............       $1.11          $1.14         1,631,873
  2004...............       $1.00(a)       $1.11           937,412


..


2.00% Variable Account Charge



                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R ASSET STRATEGY SUB-ACCOUNT:
  2005...............       $1.14          $1.39           535,934
  2004...............       $1.00(a)       $1.14           122,953
W&R BALANCED SUB-ACCOUNT:
  2005...............       $1.08          $1.11            48,527
  2004...............       $1.00(a)       $1.08            12,355
W&R BOND SUB-ACCOUNT:
  2005...............       $1.02          $1.02           287,065
  2004...............       $1.00(a)       $1.02            54,930
W&R CORE EQUITY SUB-ACCOUNT:
  2005...............       $1.09          $1.16            72,750
  2004...............       $1.00(a)       $ 109            30,326
W&R DIVIDEND INCOME SUB-ACCOUNT:
  2005...............       $1.08          $1.20           168,897
  2004...............       $1.00(a)       $1.08            40,369
W&R GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2005...............       $1.00(e)       $1.24           135,414
W&R GROWTH SUB-ACCOUNT:
  2005...............       $1.04          $1.14           467,121
  2004...............       $1.00(a)       $1.04           190,389
W&R HIGH INCOME SUB-ACCOUNT:
  2005...............       $1.07          $1.07           409,581
  2004...............       $1.00(a)       $1.07           118,827
W&R INTERNATIONAL GROWTH SUB-ACCOUNT(c):
  2005...............       $1.11          $1.27            64,484
  2004...............       $1.00(a)       $1.11             7,614


                                                                       Page A-11

2.00% Variable Account Charge Continued



                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R INTERNATIONAL VALUE SUB-ACCOUNT(d):
  2005...............       $1.19          $1.29           380,991
  2004...............       $1.00(a)       $1.19           110,973
W&R LIMITED-TERM SUB-ACCOUNT:
  2005...............       $  --          $1.00             9,114
  2004...............          --             --                --
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  2005...............       $1.11          $1.32           169,914
  2004...............       $1.00(a)       $1.11            92,621
W&R MID CAP GROWTH SUB-ACCOUNT:
  2005...............       $1.00(e)       $1.20            67,212
W&R MORTGAGE SECURITIES SUB-ACCOUNT:
  2005...............       $1.04          $1.04           152,527
  2004...............       $1.00(b)       $1.04            83,582
W&R REAL ESTATE SECURITIES SUB-ACCOUNT:
  2005...............       $1.31          $1.42           144,601
  2004...............       $1.00(b)       $1.31            85,527
W&R SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2005...............       $1.16          $1.33           395,831
  2004...............       $1.00(a)       $1.16           134,041
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  2005...............       $1.12          $1.23           256,343
  2004...............       $1.00(a)       $1.12           126,930
W&R SMALL CAP VALUE SUB-ACCOUNT:
  2005...............       $1.12          $1.14           328,916
  2004...............       $1.00(a)       $1.12           173,397
..





                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R VALUE SUB-ACCOUNT:
  2005...............       $1.11          $1.13           601,219
  2004...............       $1.00(a)       $1.11           187,591



2.10% Variable Account Charge



                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R ASSET STRATEGY SUB-ACCOUNT:
  2005...............       $1.14          $1.39           370,839
  2004...............       $1.00(a)       $1.14           247,881
W&R BALANCED SUB-ACCOUNT:
  2005...............       $1.08          $1.11            83,250
  2004...............       $1.00(a)       $1.08            48,368
W&R BOND SUB-ACCOUNT:
  2005...............       $1.02          $1.02           151,383
  2004...............       $1.00(a)       $1.02           115,325
W&R CORE EQUITY SUB-ACCOUNT:
  2005...............       $1.09          $1.16           248,843
  2004...............       $1.00(a)       $1.09           111,627
W&R DIVIDEND INCOME SUB-ACCOUNT:
  2005...............       $1.08          $1.20           198,936
  2004...............       $1.00(a)       $1.08           134,504
W&R GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2005...............       $1.00(e)       $1.24            95,041
W&R GROWTH SUB-ACCOUNT:
  2005...............       $1.04          $1.14           501,425
  2004...............       $1.00(a)       $1.04           275,854


Page A-12

2.10% Variable Account Charge Continued



                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R HIGH INCOME SUB-ACCOUNT:
  2005...............       $1.07          $1.07           351,397
  2004...............       $1.00(a)       $1.07           300,190
W&R INTERNATIONAL GROWTH SUB-ACCOUNT(c):
  2005...............       $1.11          $1.27           248,410
  2004...............       $1.00(a)       $1.11           165,312
W&R INTERNATIONAL VALUE SUB-ACCOUNT(d):
  2005...............       $1.19          $1.29           253,571
  2004...............       $1.00(a)       $1.19           157,798
W&R LIMITED-TERM SUB-ACCOUNT:
  2005...............       $1.00          $1.00            32,476
  2004...............       $1.00(a)       $1.00            16,321
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  2005...............       $1.11          $1.32           119,462
  2004...............       $1.00(a)       $1.11            74,497
W&R MID CAP GROWTH SUB-ACCOUNT:
  2005...............       $1.00(e)       $1.20            30,283
W&R MONEY MARKET SUB-ACCOUNT:
  2005...............       $  --          $1.00             2,789
  2004...............          --             --                --
W&R MORTGAGE SECURITIES SUB-ACCOUNT:
  2005...............       $1.04          $1.04           111,360
  2004...............       $1.00(b)       $1.04            69,936
W&R REAL ESTATE SECURITIES SUB-ACCOUNT:
  2005...............       $1.31          $1.42           215,296
  2004...............       $1.00(b)       $1.31            99,176





                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2005...............       $1.16          $1.33           278,478
  2004...............       $1.00(a)       $1.16           162,875
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  2005...............       $1.11          $1.23           302,736
  2004...............       $1.00(a)       $1.11           201,889
W&R SMALL CAP VALUE SUB-ACCOUNT:
  2005...............       $1.12          $1.14           222,242
  2004...............       $1.00(a)       $1.12           145,413
W&R VALUE SUB-ACCOUNT:
  2005...............       $1.11          $1.13           460,098
  2004...............       $1.00(a)       $1.11           318,127



2.15% Variable Account Charge



                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R ASSET STRATEGY SUB-ACCOUNT:
  2005...............       $  --          $1.39             21,309
  2004...............          --             --                 --
W&R BALANCED SUB-ACCOUNT:
  2005...............       $  --          $1.11             18,585
  2004...............          --             --                 --
W&R CORE EQUITY SUB-ACCOUNT:
  2005...............       $  --          $1.16              4,537
  2004...............          --             --                 --
W&R DIVIDEND INCOME SUB-ACCOUNT:
  2005...............       $1.08          $1.20             84,167
  2004...............       $1.00(a)       $1.08             75,674


                                                                       Page A-13

2.15% Variable Account Charge Continued



                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2005...............       $1.00(e)       $1.24             17,883
W&R GROWTH SUB-ACCOUNT:
  2005...............       $1.04          $1.14            137,227
  2004...............       $1.00(a)       $1.04             78,051
W&R HIGH INCOME SUB-ACCOUNT:
  2005...............       $  --          $1.07             24,155
  2004...............          --             --                 --
W&R INTERNATIONAL GROWTH SUB-ACCOUNT:
  2005...............       $  --          $1.27             44,770
  2004...............          --             --                 --
W&R INTERNATIONAL VALUE SUB-ACCOUNT:
  2005...............       $  --          $1.29             16,347
  2004...............          --             --                 --
W&R LIMITED-TERM SUB-ACCOUNT:
  2005...............       $  --          $1.00              9,858
  2004...............          --             --                 --
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  2005...............       $  --          $1.32              4,683
  2004...............          --             --                 --
W&R MID CAP GROWTH SUB-ACCOUNT:
  2005...............       $1.00(e)       $1.20             21,586
W&R REAL ESTATE SECURITIES SUB-ACCOUNT:
  2005...............       $  --          $1.42             18,546
  2004...............          --             --                 --





                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2005...............       $1.16          $1.33            108,471
  2004...............       $1.00(a)       $1.16             71,389
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  2005...............       $1.11          $1.23            113,971
  2004...............       $1.00(a)       $1.11             74,642
W&R SMALL CAP VALUE SUB-ACCOUNT:
  2005...............       $  --          $1.14             14,250
  2004...............          --             --                 --
W&R VALUE SUB-ACCOUNT:
  2005...............       $1.11          $1.13            116,473
  2004...............       $1.00(a)       $1.11             74,097


2.25% Variable Account Charge


                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R BOND SUB-ACCOUNT:
  2005...............       $1.02          $1.02            10,599
  2004...............       $1.00(a)       $1.02             5,834
W&R GROWTH SUB-ACCOUNT:
  2005...............       $1.04          $1.13            16,136
  2004...............       $1.00(a)       $1.04            12,627
W&R HIGH INCOME SUB-ACCOUNT:
  2005...............       $1.07          $1.07            19,812
  2004...............       $1.00(a)       $1.07            15,107
W&R INTERNATIONAL GROWTH SUB-ACCOUNT(c):
  2005...............       $1.11          $1.26             1,839
  2004...............       $1.00(a)       $1.11             1,866


Page A-14

2.25% Variable Account Charge Continued



                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R INTERNATIONAL VALUE SUB-ACCOUNT(d):
  2005...............       $1.18          $1.29             8,933
  2004...............       $1.00(a)       $1.18             7,017
W&R LIMITED-TERM SUB-ACCOUNT:
  2005...............       $1.00          $1.00             6,256
  2004...............       $1.00(a)       $1.00             6,013
W&R REAL ESTATE SECURITIES SUB-ACCOUNT:
  2005...............       $1.31          $1.42             2,333
  2004...............       $1.00(b)       $1.31             2,550
W&R SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2005...............       $1.15          $1.32             1,273
  2004...............       $1.00(a)       $1.15             1,396
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  2005...............       $1.11          $1.23             2,742
  2004...............       $1.00(a)       $1.11             2,782
W&R SMALL CAP VALUE SUB-ACCOUNT:
  2005...............       $1.12          $1.14             9,769
  2004...............       $1.00(a)       $1.12             7,435
W&R VALUE SUB-ACCOUNT:
  2005...............       $1.11          $1.13            17,883
  2004...............       $1.00(a)       $1.11            12,351



2.35% Variable Account Charge



                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R ASSET STRATEGY SUB-ACCOUNT:
  2005...............       $1.14          $1.38            80,294
  2004...............       $1.00(a)       $1.14            48,551





                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R BALANCED SUB-ACCOUNT:
  2005...............       $1.08          $1.11             4,164
  2004...............       $1.00(a)       $1.08             4,210
W&R BOND SUB-ACCOUNT:
  2005...............       $1.02          $1.01            37,433
  2004...............       $1.00(a)       $1.02            37,848
W&R CORE EQUITY SUB-ACCOUNT:
  2005...............       $1.08          $1.15            11,444
  2004...............       $1.00(a)       $1.08            11,556
W&R DIVIDEND INCOME SUB-ACCOUNT:
  2005...............       $1.08          $1.19            16,356
  2004...............       $1.00(a)       $1.08            16,442
W&R GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2005...............       $1.00(e)       $1.24            51,779
W&R GROWTH SUB-ACCOUNT:
  2005...............       $1.04          $1.13           320,171
  2004...............       $1.00(a)       $1.04           166,332
W&R HIGH INCOME SUB-ACCOUNT:
  2005...............       $1.07          $1.07           103,548
  2004...............       $1.00(a)       $1.07            74,845
W&R INTERNATIONAL GROWTH SUB-ACCOUNT(c):
  2005...............       $1.11          $1.26           142,841
  2004...............       $1.00(a)       $1.11            28,513
W&R INTERNATIONAL VALUE SUB-ACCOUNT(d):
  2005...............       $1.18          $1.29            90,373
  2004...............       $1.00(a)       $1.18            57,894


                                                                       Page A-15

2.35% Variable Account Charge Continued



                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R LIMITED-TERM SUB-ACCOUNT:
  2005...............       $1.00          $0.99            10,229
  2004...............       $1.00(a)       $1.00             9,702
W&R MICRO-CAP GROWTH SUB-ACCOUNT:
  2005...............       $1.11          $1.31            89,072
  2004...............       $1.00(a)       $1.11            21,831
W&R MID CAP GROWTH SUB-ACCOUNT:
  2005...............        1.00(e)        1.19            26,953
W&R MORTGAGE SECURITIES SUB-ACCOUNT:
  2005...............       $1.04          $1.03            13,053
  2004...............       $1.00(b)       $1.04            12,963
W&R REAL ESTATE SECURITIES SUB-ACCOUNT:
  2005...............       $1.31          $1.42           113,581
  2004...............       $1.00(b)       $1.31            66,520





                         UNIT VALUE      UNIT VALUE   NUMBER OF UNITS
                        AT BEGINNING     AT END OF    OUTSTANDING AT
                          OF PERIOD        PERIOD      END OF PERIOD
                        ------------     ----------   ---------------
W&R SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2005...............       $1.15          $1.32           171,465
  2004...............       $1.00(a)       $1.15            63,106
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  2005...............       $1.11          $1.23           163,207
  2004...............       $1.00(a)       $1.11            81,375
W&R SMALL CAP VALUE SUB-ACCOUNT:
  2005...............       $1.12          $1.14           131,417
  2004...............       $1.00(a)       $1.12            80,365
W&R VALUE SUB-ACCOUNT:
  2005...............       $1.11          $1.13           108,631
  2004...............       $1.00(a)       $1.11            79,410


---------------


(a) Period from May 3, 2004, commencement of operations, to December 31, 2004.



(b) Period from May 27, 2004, commencement of operations, to December 31, 2004.



(c) Prior to May 1, 2005 the sub-account was known as W&R International
    Portfolio.



(d) Prior to May 1, 2005, the sub-account was known as W&R International II Portfolio.



(e) Period from April 28, 2005, commencement of operations, to December 31,
    2005.


Page A-16

APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES



The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.96% and 10.00%.




For illustration purposes, an average annual expense equal to 2.46% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.46% includes: 1.35% for mortality and expense risk, and an average of 1.11% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Total Annual Portfolio Company Operating Expenses and is based on the total annual portfolio operating expenses with waivers or reductions applied.




The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.




The illustration assumes 100% of the assets are invested in the sub-account(s) of the variable annuity account. For comparison purposes, a current fixed annuity income, available through the General Account, is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.




The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. This illustration is based on average fund expenses. Upon request, a similar illustration specific to your situation and fund election may be available.



              VARIABLE ANNUITY INCOME -- HYPOTHETICAL ILLUSTRATION


                   WADDELL & REED ADVISORS RETIREMENT BUILDER


       ANNUITY INCOME OPTION -- LIFE ANNUITY WITH 10 YEAR PERIOD CERTAIN



PREPARED FOR: Client


VARIABLE CONTRIBUTION: $100,000.00

INITIAL VARIABLE MONTHLY INCOME: $663.26



The illustration below shows how investment returns may affect variable annuity income payments. This illustration is hypothetical and is not intended to project or predict investment results.




Annuity income payments will INCREASE if the returns on your investments ARE GREATER THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.



Annuity income payments will DECREASE if the returns on your investments ARE LESS THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.




An AIR of 4.50% annually is used for calculating the initial income payment. More information on the annual expense charges for this contract can be found in the Variable Annuity Income Disclosure section of this illustration and in the prospectus.


                                                                        Page B-1

The graph and table below show how annual gross investment returns of 0%, 6.96% and 10.00% would affect annuity income payments. The calculated income shown is after the deduction of all contract expenses (based on your investment allocation).




In the example below, the annuity income amount shown assumes a constant annual investment return. The actual rate of return and resulting annuity income payments will vary over time.



VARIABLE ANNUITY INCOME -- HYPOTHETICAL

(PERFORMANCE GRAPH)

                                                    0.00% (-2.46 NET)           6.96% (4.50% NET)          10.00% (7.54% NET)
                                                    -----------------           -----------------          ------------------
65                                                       663.00                      663.00                       663.00
68                                                       539.00                      663.00                       723.00
71                                                       439.00                      663.00                       788.00
74                                                       357.00                      663.00                       859.00
77                                                       290.00                      663.00                       936.00
80                                                       236.00                      663.00                      1020.00
83                                                       192.00                      663.00                      1111.00
86                                                       156.00                      663.00                      1211.00
89                                                       127.00                      663.00                      1320.00
92                                                       103.00                      663.00                      1439.00
95                                                        84.00                      663.00                      1568.00
98                                                        68.00                      663.00                      1709.00


VARIABLE ANNUITY INCOME -- SUPPORTING DETAIL



                                                                       MONTHLY ANNUITY INCOME BASED ON
                                                                         HYPOTHETICAL RATE OF RETURN
                                                                   ----------------------------------------
                                                                   0.00% GROSS   6.96% GROSS   10.00% GROSS
BEGINNING OF YEAR                                            AGE   (-2.46 NET)   (4.50% NET)   (7.54% NET)
-----------------                                            ---   -----------   -----------   ------------
1..........................................................  65       $663          $663          $  663
4..........................................................  68       $539          $663          $  723
7..........................................................  71       $439          $663          $  788
10.........................................................  74       $357          $663          $  859
13.........................................................  77       $290          $663          $  936
16.........................................................  80       $236          $663          $1,020
19.........................................................  83       $192          $663          $1,111
22.........................................................  86       $156          $663          $1,211
25.........................................................  89       $127          $663          $1,320
28.........................................................  92       $103          $663          $1,439
31.........................................................  95       $ 84          $663          $1,568
34.........................................................  98       $ 68          $663          $1,709



If you applied the amount of your purchase payment allocated to variable to a fixed annuity on the quotation date of this illustration, your fixed annuity income would be $640.64.


Page B-2

                    ILLUSTRATION OF MARKET VALUE ADJUSTMENTS

The following are examples of market value adjustment (MVA) calculations using hypothetical Treasury Rates. Amounts withdrawn, surrendered, applied to provide annuity payments, or transferred from the guarantee periods of the guaranteed term account prior to their renewal date may be subject to a market value adjustment. As the examples below illustrate, the MVA may be either a negative or positive value. These examples do not include the effect of any deferred sales charge that may be assessed under the contract upon withdrawal and surrender.


The MVA factor is equal to:

                              (1 + i)             (n/12)
                         -----------------                 -1
                     [   (1 + j + 0.0025)    ]

where i = Treasury Rate for the week prior to the date of allocation into the guaranteed term account for a maturity equal to the guarantee period.



       j = Treasury Rate for the week prior to the date of withdrawal, surrender, application to provide annuity payments or transfer with a maturity equal to the number of whole months remaining in the guarantee period.



       n = the number of whole months remaining in the Guarantee Period.


The amount of the MVA will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate.


EXAMPLE 1:  NEGATIVE MVA


In this example, the Treasury Rate at the time of the withdrawal is higher than the Treasury Rate as of the date of allocation. Therefore, there is a negative MVA and the resultant payment is reduced by that amount.

MVA factor:

                              (1 + 0.04)            (49/12)
                         --------------------                 -1
                     [   (1 + 0.06 + 0.0025)    ]
                     = -0.083689

For purposes of this example, the Treasury Rate at allocation is 4% and the Treasury Rate at withdrawal is 6%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.


The dollar amount of market value adjustment would be $10,000 X
-0.083689 = -$836.89 and the resultant payment would be $10,000 - $836.89 = $9,163.11.


In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

                                                                        Page B-3

EXAMPLE 2:  POSITIVE MVA

In this example, the Treasury Rate at the time of the withdrawal is lower than the Treasury Rate as of the date of allocation. Therefore, there is a positive MVA and the resultant payment is increased by that amount.


MVA factor:

                              (1 + 0.06)            (49/12)
                         --------------------                 -1
                     [   (1 + 0.04 + 0.0025)    ]
                     = 0.070340

For purposes of this example, the Treasury Rate at allocation is 6% and the Treasury Rate at withdrawal is 4%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.


The dollar amount of market value adjustment would be $10,000 X 0.070340 = $703.40 and the resultant payment would be $10,000 + $703.40 = $10,703.40.


In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

Page B-4

APPENDIX C -- TYPES OF QUALIFIED PLANS


Tax qualified plans provide for tax deferral. If you purchase an annuity contract in a tax qualified plan, the tax deferral feature of the annuity is redundant and offers you no additional advantage. You should purchase the annuity for reasons other than tax deferral when part of a qualified plan.


PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS



Under the Code, Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.



Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship.


This annuity contract does not support plan loans, even if your plan may allow it.



INDIVIDUAL RETIREMENT ANNUITIES


Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, (an "IRA"). Distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA will be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A qualified contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. You should seek competent advice as to the suitability of the contract for use with IRAs.


Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.


SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS


Employers may establish Simplified Employee Pension (SEP) IRAs under Code
Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

                                                                        Page C-1

SIMPLE IRAS


Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


ROTH IRAS


Section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, must be made in cash or as a rollover or conversion from another Roth IRA or a traditional IRA. A rollover from, or conversion of, a traditional IRA to a Roth IRA may be subject to tax, contingent deferred sales charges and other special rules may apply.


Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if : (1) the annuity owner has reached age 59 1/2; (2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.


In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.


CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS


Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans permit the purchase of the contracts to accumulate retirement savings under the plans for employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

Page C-2

DEFERRED COMPENSATION PLANS


Code Section 457 provides for certain deferred compensation plans. These plans may be offered for service to state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. Under the provisions of the Small Business Job Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

                                                                        Page C-3

APPENDIX D -- EXAMPLES OF THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT OPTION



Below are several examples that are designed to help show how the Guaranteed Minimum Withdrawal Benefit option functions. A complete description of the optional contract feature can be found in the prospectus section "Other Contract Options -- Guaranteed Minimum Withdrawal Benefit Option".



EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.



                               CONTRACT                                         GUARANTEED   GUARANTEED
                                VALUE     PURCHASE                 CONTRACT     WITHDRAWAL     ANNUAL
                                BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER    BENEFIT     WITHDRAWAL
CONTRACT YEARS                 ACTIVITY   RECEIVED     AMOUNT      ACTIVITY       (GWB)        (GAW)
--------------                 --------   --------   ----------   -----------   ----------   ----------
Beginning of Year 1..........     $0      $100,000       $0        $100,000      $100,000      $7,000



EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.



If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAW will be recalculated as the greater of the previous GAW or 7% of the new GWB.



                              CONTRACT                                         GUARANTEED   GUARANTEED
                               VALUE     PURCHASE                 CONTRACT     WITHDRAWAL     ANNUAL
                               BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER    BENEFIT     WITHDRAWAL
CONTRACT YEARS                ACTIVITY   RECEIVED     AMOUNT      ACTIVITY       (GWB)        (GAW)
--------------                --------   --------   ----------   -----------   ----------   ----------
Beginning of Year 1.........  $      0   $100,000       $0        $100,000      $100,000      $7,000
Activity....................  $102,000   $20,000        $0        $122,000      $120,000      $8,400



EXAMPLE #3 -- CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAW.



While the rider is in effect, the client may make cumulative withdrawals up to the GAW each contract year without any adjustment to the GAW. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAW not withdrawn during a contract year may not be carried over to the next contract year.



                              CONTRACT                                         GUARANTEED   GUARANTEED
                               VALUE     PURCHASE                 CONTRACT     WITHDRAWAL     ANNUAL
                               BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER    BENEFIT     WITHDRAWAL
CONTRACT YEARS                ACTIVITY   RECEIVED     AMOUNT      ACTIVITY       (GWB)        (GAW)
--------------                --------   --------   ----------   -----------   ----------   ----------
Beginning of Year 1.........  $      0   $100,000          --     $100,000      $100,000      $7,000
Activity....................  $102,000   $20,000           --     $122,000      $120,000      $8,400
Beginning of Year 2.........                                                    $120,000      $8,400
Activity (withdrawal).......  $119,000        --     $  8,400     $110,600      $111,600      $8,400


Page D-1

EXAMPLE #4 -- CUMULATIVE WITHDRAWALS DURING THIRD CONTRACT YEAR EXCEEDING GAW.



The client may withdraw more than the GAW in any contract year. Any withdrawal in excess of the GAW, will cause an immediate adjustment to the GWB and a recalculation of the GAW. The remaining GWB will be adjusted to the lesser of the contract value following the excess withdrawal or the GWB reduced by the amount of the withdrawal on a dollar-for-dollar basis. If contract values are declining, this can create a significant loss in guaranteed benefit. The GAW will be recalculated to the lesser of: (a) GAW before excess withdrawal; (b) greater of: 7% of new GWB or 7% of contract value following withdrawal.



                              CONTRACT                                         GUARANTEED   GUARANTEED
                               VALUE     PURCHASE                 CONTRACT     WITHDRAWAL     ANNUAL
                               BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER    BENEFIT     WITHDRAWAL
CONTRACT YEARS                ACTIVITY   RECEIVED     AMOUNT      ACTIVITY       (GWB)        (GAW)
--------------                --------   --------   ----------   -----------   ----------   ----------
Beginning of Year 1.........  $      0   $100,000         --      $100,000      $100,000      $7,000
Activity....................  $102,000   $20,000          --      $122,000      $120,000      $8,400
Beginning of Year 2.........                                                    $120,000      $8,400
Activity (withdrawal).......  $119,000        --      $8,400      $110,600      $111,600      $8,400
Beginning of Year 3.........                                                    $111,600      $8,400
Activity (withdrawal).......  $112,000        --      $8,400      $103,600      $103,200      $8,400
Activity (excess
  withdrawal)...............  $ 99,000        --      $5,000      $ 94,000      $ 94,000      $6,580


                                                                        Page D-2

EXAMPLE #5 -- A RESET IN THE GWB IS ELECTED AT THE BEGINNING OF CONTRACT YEAR 7. THIS EXAMPLE ASSUMES THAT CUMULATIVE WITHDRAWALS FOR CONTRACT YEARS 4, 5 AND 6 DO NOT EXCEED THE GAW AND THAT NO ADDITIONAL PURCHASE PAYMENTS ARE MADE DURING THESE CONTRACT YEARS.



An optional reset may be elected on any anniversary beginning 3 years after the rider was added to the contract if the current contract value is greater than the current GWB. Election of the reset option will increase the charge if the current charge is greater. Once the reset has been elected, another reset may not be elected for another 3 years. When the reset is elected, the GWB will increase to the current contract value and the GAW will be recalculated to the greater of the prior GAW or 7% of the new GWB.



                              CONTRACT                                         GUARANTEED   GUARANTEED
                               VALUE     PURCHASE                 CONTRACT     WITHDRAWAL     ANNUAL
                               BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER    BENEFIT     WITHDRAWAL
CONTRACT YEARS                ACTIVITY   RECEIVED     AMOUNT      ACTIVITY       (GWB)        (GAW)
--------------                --------   --------   ----------   -----------   ----------   ----------
Beginning of Year 1.........  $      0   $100,000         --      $100,000      $100,000      $7,000
Activity....................  $102,000   $20,000          --      $122,000      $120,000      $8,400
Beginning of Year 2.........                                                    $120,000      $8,400
Activity (withdrawal).......  $119,000        --      $8,400      $110,600      $111,600      $8,400
Beginning of Year 3.........                                                    $111,600      $8,400
Activity (withdrawal).......  $112,000        --      $8,400      $103,600      $103,200      $8,400
Activity (excess
  withdrawal)...............  $ 99,000        --      $5,000      $ 94,000      $ 94,000      $6,580
Beginning of Year 4.........                                                    $ 94,000      $6,580
Activity (withdrawal).......  $ 88,500        --      $6,580      $ 81,920      $ 87,420      $6,580
Beginning of Year 5.........                                                    $ 87,420      $6,580
Activity (withdrawal).......  $ 89,600        --      $6,580      $ 83,020      $ 80,840      $6,580
Beginning of Year 6.........                                                    $ 80,840      $6,580
Activity (withdrawal).......  $ 90,330        --      $6,580      $ 83,750      $ 74,260      $6,580
Beginning of Year 7
  immediately before
  reset.....................  $ 85,000        --          --      $ 85,000      $ 74,260      $6,580
Beginning of Year 7
  immediately after reset...  $ 85,000        --          --      $ 85,000      $ 85,000      $6,580


Page D-3

APPENDIX E -- EXAMPLES OF THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT OPTION



Below are several examples that are designed to help show how the Guaranteed Lifetime Withdrawal Benefit Option functions. A complete description of the optional contract feature can be found in the prospectus section "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit Option". Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how the product feature can be impacted by sub-account gain or loss.



EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE ARE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000 AND THE AGE OF THE OLDEST OWNER.



                                  CONTRACT                           CONTRACT   GUARANTEED   GUARANTEED
                                   VALUE     PURCHASE                 VALUE     WITHDRAWAL     ANNUAL
                       ATTAINED    BEFORE    PAYMENTS   WITHDRAWAL    AFTER      BENEFIT       INCOME
CONTRACT YEARS           AGE      ACTIVITY   RECEIVED     AMOUNT     ACTIVITY     (GWB)        (GAI)
--------------         --------   --------   --------   ----------   --------   ----------   ----------
Beginning of Year 1..     65         $0      $100,000       $0       $100,000    $100,000      $5,000



EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.



If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAI will be increased by an amount equal to the amount of the purchase payment times the applicable Annual Income Percentage based on the owner's age at the time of the purchase payment.



                                     CONTRACT                           CONTRACT   GUARANTEED   GUARANTEED
                                      VALUE     PURCHASE                 VALUE     WITHDRAWAL     ANNUAL
                          ATTAINED    BEFORE    PAYMENTS   WITHDRAWAL    AFTER      BENEFIT       INCOME
CONTRACT YEARS              AGE      ACTIVITY   RECEIVED     AMOUNT     ACTIVITY     (GWB)        (GAI)
--------------            --------   --------   --------   ----------   --------   ----------   ----------
Beginning of Year 1.....     65      $      0   $100,000       $0       $100,000    $100,000      $5,000
Activity................     --      $102,000   $20,000        $0       $122,000    $120,000      $6,000



EXAMPLE #3 -- CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI.



While the rider is in effect, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year may not be carried over to the next contract year.



                                  CONTRACT                                            GUARANTEED   GUARANTEED
                                   VALUE     PURCHASE                                 WITHDRAWAL     ANNUAL
                       ATTAINED    BEFORE    PAYMENTS   WITHDRAWAL   CONTRACT VALUE    BENEFIT       INCOME
CONTRACT YEARS           AGE      ACTIVITY   RECEIVED     AMOUNT     AFTER ACTIVITY     (GWB)        (GAI)
--------------         --------   --------   --------   ----------   --------------   ----------   ----------
Beginning of Year 1..     65      $      0   $100,000     $    0        $100,000       $100,000      $5,000
Activity.............     --      $102,000   $20,000      $    0        $122,000       $120,000      $6,000
Beginning of Year 2..     66            --        --          --              --       $120,000      $6,000
Activity
  (withdrawal).......     --      $116,600        --      $6,000        $110,600       $114,000      $6,000


                                                                        Page E-1

EXAMPLE #4 -- CUMULATIVE WITHDRAWALS DURING THIRD CONTRACT YEAR EXCEEDING GAI.



The client may withdraw more than the GAI in any contract year. Any withdrawal in excess of the GAI will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal. If contract values are declining, this can create a larger loss in GWB. The GAI will be reduced by the result of the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal.



                                      CONTRACT                           CONTRACT   GUARANTEED   GUARANTEED
                                       VALUE     PURCHASE                 VALUE     WITHDRAWAL     ANNUAL
                           ATTAINED    BEFORE    PAYMENTS   WITHDRAWAL    AFTER      BENEFIT       INCOME
CONTRACT YEARS               AGE      ACTIVITY   RECEIVED     AMOUNT     ACTIVITY     (GWB)        (GAI)
--------------             --------   --------   --------   ----------   --------   ----------   ----------
Beginning of Year 1......     65      $      0   $100,000    $     0     $100,000    $100,000      $5,000
Activity.................             $102,000   $20,000     $     0     $122,000    $120,000      $6,000
Beginning of Year 2......     66                                                     $120,000      $6,000
Activity (withdrawal)....             $116,600        --     $ 6,000     $110,600    $114,000      $6,000
Beginning of Year 3......     67            --        --          --           --    $114,000      $6,000
Activity
  (excess withdrawal)....     --      $111,600        --     $11,000     $100,600    $102,886      $5,716



EXAMPLE #5 -- AN AUTOMATIC GUARANTEED ANNUAL INCOME RESET OCCURS AT THE BEGINNING OF CONTRACT YEAR 6. THIS EXAMPLE ASSUMES THAT CUMULATIVE WITHDRAWALS FOR CONTRACT YEARS 4, 5, AND 6 DO NOT EXCEED THE GAI AND THAT NO ADDITIONAL PURCHASE PAYMENTS ARE MADE DURING THESE CONTRACT YEARS.



A GAI Reset is automatic beginning 5 years after the GLWB rider was added to the contract. Once the reset has occurred, another reset will not occur for another 5 years. This income reset provision only applies to the GAI. When the reset occurs, the GAI will be calculated as the Annual Income Percentage based on the age at the time of the income reset times the greater of the GWB or the current contract value, but not less than the GAI prior to the income reset.



                                     CONTRACT                           CONTRACT   GUARANTEED   GUARANTEED
                                      VALUE     PURCHASE                 VALUE     WITHDRAWAL     ANNUAL
                          ATTAINED    BEFORE    PAYMENTS   WITHDRAWAL    AFTER      BENEFIT       INCOME
CONTRACT YEARS              AGE      ACTIVITY   RECEIVED     AMOUNT     ACTIVITY     (GWB)        (GAI)
--------------            --------   --------   --------   ----------   --------   ----------   ----------
Beginning of Year 1.....     65      $      0   $100,000    $     0     $100,000    $100,000      $5,000
Activity................             $102,000   $20,000     $     0     $122,000    $120,000      $6,000
Beginning of Year 2.....     66            --        --          --           --    $120,000      $6,000
Activity (withdrawal)...             $116,600        --     $ 6,000     $110,600    $114,000      $6,000
Beginning of Year 3.....     67            --        --          --           --    $114,000      $6,000


Page E-2

                                     CONTRACT                           CONTRACT   GUARANTEED   GUARANTEED
                                      VALUE     PURCHASE                 VALUE     WITHDRAWAL     ANNUAL
                          ATTAINED    BEFORE    PAYMENTS   WITHDRAWAL    AFTER      BENEFIT       INCOME
CONTRACT YEARS              AGE      ACTIVITY   RECEIVED     AMOUNT     ACTIVITY     (GWB)        (GAI)
--------------            --------   --------   --------   ----------   --------   ----------   ----------
Activity (excess
  withdrawal)...........     --      $111,600        --     $11,000     $100,600    $102,886      $5,716
Beginning of Year 4.....     68            --        --          --     $106,700    $102,886      $5,716
Beginning of Year 5.....     69            --        --          --     $112,000    $102,886      $5,716
Activity (withdrawal --
  50% of GAI)...........     --      $112,100        --     $ 2,858           --    $100,028      $5,716
Beginning of Year 6.....     70            --        --          --     $109,300    $100,028      $5,716
Income Reset
  Provision.............     --                                                     $100,028      $6,012
Activity (withdrawal)...     --      $110,200        --     $ 6,012     $104,188    $ 94,016      $6,012



EXAMPLE #6 -- GLWB ADDED ON 2ND CONTRACT ANNIVERSARY. SUBSEQUENT PURCHASE PAYMENTS RECEIVED THE FOLLOWING YEAR WHEN THE OWNER IS AT A DIFFERENT ANNUAL INCOME PERCENTAGE.



The GLWB benefit may be added at issue or within 30 days prior to any contract anniversary. At the time of election, the GWB value will be set to the current contract value and the GAI will be calculated using the Annual Income Percentage based on the age of the oldest owner at the time of election. If a subsequent purchase payment is received when the oldest owner is at an age with a higher Annual Income Percentage, the new money will receive the higher Annual Income Percentage, and the GAI will increase by an amount equal to the amount the purchase payment times the Annual Income Percentage.



                                     CONTRACT                           CONTRACT   GUARANTEED   GUARANTEED
                                      VALUE     PURCHASE                 VALUE     WITHDRAWAL     ANNUAL
                          ATTAINED    BEFORE    PAYMENTS   WITHDRAWAL    AFTER      BENEFIT       INCOME
CONTRACT YEARS              AGE      ACTIVITY   RECEIVED     AMOUNT     ACTIVITY     (GWB)        (GAI)
--------------            --------   --------   --------   ----------   --------   ----------   ----------
Beginning of Year 1.....     --      $      0   $100,000     $    0     $100,000          --          --
Activity................     --      $102,000   $20,000      $    0     $122,000          --          --
Beginning of Year 2.....     --
Activity (withdrawal)...    --       $116,600        --      $6,000     $110,600          --          --
Beginning of Year
  3 -- add GLWB.........     59            --        --          --     $103,600    $103,600      $4,144
Beginning of Year 4.....     60            --        --          --           --    $103,600      $4,144
Activity................     --      $110,000   $10,000      $    0     $120,000    $113,600      $4,644
Beginning of Year 5.....     61            --        --          --     $123,000    $113,600      $4,644


                                                                        Page E-3

EXAMPLE #7 -- A GMWB CONTRACT CONVERTS TO A GLWB ON THE 2ND CONTRACT ANNIVERSARY WHERE THE CONTRACT VALUE IS GREATER THAN THE GWB AMOUNT.



Contracts with the GMWB feature may elect to convert to the GLWB feature within 30 days prior to any contract anniversary, as long as the client is within the eligible age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB benefit, the GWB value will be set to the current contract anniversary value and the GAI calculated using the Annual Income Percentage based on the oldest owner's age at the time of the conversion. The GWB will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion.



                                     CONTRACT                           CONTRACT   GUARANTEED   GUARANTEED
                                      VALUE     PURCHASE                 VALUE     WITHDRAWAL     ANNUAL
                          ATTAINED    BEFORE    PAYMENTS   WITHDRAWAL    AFTER      BENEFIT       INCOME
CONTRACT YEARS              AGE      ACTIVITY   RECEIVED     AMOUNT     ACTIVITY     (GWB)        (GAI)
--------------            --------   --------   --------   ----------   --------   ----------   ----------
Beginning of Year 1.....     --      $      0   $100,000     $    0     $100,000    $100,000      $7,000
Activity................     --      $102,000   $20,000      $    0     $122,000    $120,000      $8,400
Beginning of Year 2.....     --            --        --          --           --    $120,000      $8,400
Beginning of Year 3 --
  convert to GLWB.......     67            --        --          --     $132,000    $132,000      $6,600
Activity (withdrawal)...     --      $133,600        --      $6,600     $127,000    $125,400      $6,600



EXAMPLE #8 -- A GMWB CONTRACT CONVERTS TO A LIFETIME GMWB ON THE 2ND CONTRACT ANNIVERSARY WHERE THE CONTRACT VALUE IS LESS THAN THE GWB AMOUNT.



Contracts with the GMWB feature may elect to convert to a lifetime GMWB within 30 days prior to any contract anniversary. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB feature, the GWB value will be set to the current contract anniversary value and the lifetime GAI calculated using the Annual Income Percentage based on the oldest owner's age at the time of conversion. The GWB will decrease at conversion if the contract value is less than the GWB value from the GMWB feature at the time of conversion.



                                     CONTRACT                           CONTRACT   GUARANTEED   GUARANTEED
                                      VALUE     PURCHASE                 VALUE     WITHDRAWAL     ANNUAL
                          ATTAINED    BEFORE    PAYMENTS   WITHDRAWAL    AFTER      BENEFIT       INCOME
CONTRACT YEARS              AGE      ACTIVITY   RECEIVED     AMOUNT     ACTIVITY     (GWB)        (GAI)
--------------            --------   --------   --------   ----------   --------   ----------   ----------
Beginning of Year 1.....     --      $      0   $100,000     $    0     $100,000    $100,000      $7,000
Activity................     --      $102,000   $20,000      $    0     $122,000    $120,000      $8,400
Beginning of Year 2.....     --            --        --          --           --    $120,000      $8,400
Beginning of Year 3 --
  convert to GLWB.......     67            --        --          --     $117,000    $117,000      $5,850
Activity (withdrawal)...     --      $117,100        --      $5,850     $111,250    $111,150      $5,850


Page E-4

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                           VARIABLE ANNUITY ACCOUNT
          CROSS REFERENCE SHEET TO STATEMENT OF ADDITIONAL INFORMATION


                                    FORM N-4

ITEM NUMBER             CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
---------------------   ---------------------------------------------------------------------------
    15.                 Cover Page
    16.                 Cover Page
    17.                 General Information and History
    18.                 Not applicable
    19.                 Not applicable
    20.                 Distribution of Contract
    21.                 Performance Data
    22.                 Not applicable
    23.                 Financial Statements



                            VARIABLE ANNUITY ACCOUNT
               ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF


                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")
                             400 ROBERT STREET NORTH
                         ST. PAUL, MINNESOTA 55101-2098
                            TELEPHONE: 1-800-362-3141

                       STATEMENT OF ADDITIONAL INFORMATION


THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: May 1, 2006


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Variable Annuity Account's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-362-3141; or writing to Minnesota Life at Minnesota Mutual Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.


        General Information and History
        Distribution of Contract
        Performance Data
        Independent Registered Public Accounting Firm
        Registration Statement
        Financial Statements

                         GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.


                            DISTRIBUTION OF CONTRACT

The contracts will be sold in a continuous offering by insurance agents who are also registered representatives of broker-dealers who have entered into selling agreements with Securian Financial Services, Inc. ("Securian Financial"). Securian Financial acts as principal underwriter of the contracts. Securian Financial is a wholly-owned subsidiary of Securian Financial Group, Inc. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Amounts paid by Minnesota Life to the underwriter for 2005, 2004 and 2003, were $23,945,266, $20,482,311 and $13,415,829, respectively, for payments to associated dealers on the sale of the contracts, which include other contracts issued through the Variable Annuity Account. The underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of .25% of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee.


                                PERFORMANCE DATA

Current Yield Figures for Money Market Sub-Account
--------------------------------------------------

Current annualized yield quotations for the money market sub-account are based on the sub-account's net investment income for a seven-day or other specified period and exclude any realized or unrealized gains or losses on sub-account securities. Current annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one accumulation unit at the beginning of the specified period, dividing such net change in account value by the value of the account at the beginning of the period, and annualizing this quotient on a 365-day basis. The variable annuity account may also quote the effective yield of the money market sub-account for a seven-day or other specified period for which the current annualized yield is computed by expressing the unannualized return on a compounded, annualized basis. No contracts were sold prior to May 3, 2004. Yield figures quoted by the money market sub-account will not reflect the deduction of any applicable deferred sales charges (the deferred sales charge, as a percentage of the accumulation value withdrawn, begins as of the contract date at 8%) or the deduction of any applicable contract fees (the contract fee is $50); it is taken generally from contracts with values of less than $50,000). The yield and effective yield of the money market sub-account for each class of contracts for the seven-day period ended December 31, 2004 are shown below.


                MONEY MARKET YIELDS FOR 7 DAYS ENDING 12/31/2005

(a) 1.25% (base contract)

(b) 1.40% (contract with highest anniversary value rider)

(c) 1.50% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.60% (contract with premier death benefit rider)

(e) 1.65% (contract with EEB and highest anniversary value rider)

(f) 1.75% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 1.85% (contract with EEB and premier death benefit rider)

(h) 1.90% (contract with GIPB and highest anniversary value rider)

(i) 2.00% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.10% (contract with GIPB and premier death benefit rider)

(k) 2.15% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.25% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.35% (contract with EEB and GIPB and premier death benefit rider)



-----------------------------------------------------------------
                  7 DAY CURRENT YIELD       7 DAY EFFECTIVE YIELD
-----------------------------------------------------------------
    (a)                  2.20%                      2.23%
-----------------------------------------------------------------
    (b)                  2.05%                      2.08%
-----------------------------------------------------------------
    (c)                  1.95%                      1.97%
-----------------------------------------------------------------
    (d)                  1.85%                      1.87%
-----------------------------------------------------------------
    (e)                  1.80%                      1.82%
-----------------------------------------------------------------
    (f)                  1.70%                      1.72%
-----------------------------------------------------------------
    (g)                  1.60%                      1.62%
-----------------------------------------------------------------
    (h)                  1.55%                      1.57%
-----------------------------------------------------------------
    (i)                  1.45%                      1.47%
-----------------------------------------------------------------
    (j)                  1.35%                      1.37%
-----------------------------------------------------------------
    (k)                  1.30%                      1.31%
-----------------------------------------------------------------
    (l)                  1.20%                      1.21%
-----------------------------------------------------------------
    (m)                  1.10%                      1.11%
-----------------------------------------------------------------



Average Annual Total Returns
----------------------------


Average annual total return figures for the sub-accounts represent the rates of returns for the sub-accounts for the specified periods ended December 31, 2005. For periods prior to the date of this Prospectus the figures will be based on the assumption that the contracts described herein were issued when the underlying Portfolios first became effective. Average annual total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period referenced and the net asset value (i.e., surrender value) of that same investment at the end of that period. The surrender value may or may not reflect the deduction of any contingent deferred sales charge, as described above the table. For purposes of these calculations, an average contract size of $85,000 is assumed and the deduction of an annual maintenance fee equivalent to 6% are included in the calculations.


Cumulative Total Returns
------------------------


Cumulative total return quotations for sub-accounts represent the total return for the period since the sub-account became available pursuant to the variable annuity account's registration statement. Cumulative total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period referenced and the net asset value of that same investment at the end of that period. Such quotations of cumulative total return will not reflect the deduction of any applicable deferred sales charges. The cumulative total returns from the sub-accounts for the specified periods ended December 31, 2005 are shown in the table below. Cumulative total return quotations for sub-accounts will be accompanied by average annual total return figures for a one year period, five year period, ten year period or since the inception of the corresponding portfolios.

               AVERAGE ANNUAL TOTAL RETURN - SALES CHARGE APPLIED
                               RETIREMENT BUILDER

The average annual rates of return for the Sub-Accounts, in connection with the contract described in the Prospectus, for the specified periods ended December 31, 2005 are shown in the tables below.

(a) 1.25% (base contract)

(b) 1.40% (contract with highest anniversary value rider)

(c) 1.50% (contract with either the 5% death benefit increase rider or the EEB rider)

(d) 1.60% (contract with the premier death benefit rider)

(e) 1.65% (contract with EEB and highest anniversary value rider)

(f) 1.75% (contract with both the EEB and 5% death benefit increase rider or GIPB only)

(g) 1.85% (contract with EEB and premier death benefit rider)

(h) 1.90% (contract with GIPB and highest anniversary value rider)

(i) 2.00% (contract with GIPB and 5% death benefit increase rider)

(j) 2.10% (contract with GIPB and premier death benefit rider)

(k) 2.15% (contract with EEB, GIPB and highest anniversary value rider)

(l) 2.25% (contract with EEB, GIPB and 5% death benefit increase rider)

(m) 2.35% (contract with EEB, GIPB and premier death benefit rider)

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/05     12/31/05    12/31/05    12/31/05    Inception
                                                         --------     --------    --------    --------    ---------
W&R TARGET FUNDS, INC. - ASSET STRATEGY PORTFOLIO                                                           5/3/04
                          (a)                             14.73%        n/a         n/a        18.53%
                          (b)                             14.54%        n/a         n/a        18.35%
                          (c)                             14.42%        n/a         n/a        18.22%
                          (d)                             14.30%        n/a         n/a        18.10%
                          (e)                             14.24%        n/a         n/a        18.03%
                          (f)                             14.12%        n/a         n/a        17.91%
                          (g)                             13.99%        n/a         n/a        17.78%
                          (h)                             13.93%        n/a         n/a        17.72%
                          (i)                             13.81%        n/a         n/a        17.60%
                          (j)                             13.69%        n/a         n/a        17.47%
                          (k)                             13.63%        n/a         n/a        17.41%
                          (l)                             13.51%        n/a         n/a        17.29%
                          (m)                             13.39%        n/a         n/a        17.16%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                                                                 5/3/04
                          (a)                             -4.30%        n/a         n/a         2.72%
                          (b)                             -4.45%        n/a         n/a         2.55%
                          (c)                             -4.56%        n/a         n/a         2.44%
                          (d)                             -4.66%        n/a         n/a         2.33%
                          (e)                             -4.71%        n/a         n/a         2.28%
                          (f)                             -4.81%        n/a         n/a         2.17%
                          (g)                             -4.92%        n/a         n/a         2.06%
                          (h)                             -4.97%        n/a         n/a         2.00%
                          (i)                             -5.07%        n/a         n/a         1.89%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/05     12/31/05    12/31/05    12/31/05    Inception
                                                         --------     --------    --------    --------    ---------
                          (j)                             -5.17%        n/a         n/a         1.79%
                          (k)                             -5.22%        n/a         n/a         1.73%
                          (l)                             -5.33%        n/a         n/a         1.62%
                          (m)                             -5.43%        n/a         n/a         1.51%
W&R TARGET FUNDS, INC. - BOND PORTFOLIO                                                                     5/3/04
                          (a)                             -7.65%        n/a         n/a        -2.91%
                          (b)                             -7.80%        n/a         n/a        -3.06%
                          (c)                             -7.90%        n/a         n/a        -3.17%
                          (d)                             -8.00%        n/a         n/a        -3.27%
                          (e)                             -8.05%        n/a         n/a        -3.32%
                          (f)                             -8.15%        n/a         n/a        -3.43%
                          (g)                             -8.25%        n/a         n/a        -3.53%
                          (h)                             -8.30%        n/a         n/a        -3.59%
                          (i)                             -8.40%        n/a         n/a        -3.69%
                          (j)                             -8.50%        n/a         n/a        -3.79%
                          (k)                             -8.55%        n/a         n/a        -3.85%
                          (l)                             -8.65%        n/a         n/a        -3.95%
                          (m)                             -8.75%        n/a         n/a        -4.05%
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO                                                              5/3/04
                          (a)                             -0.35%        n/a         n/a         5.65%
                          (b)                             -0.52%        n/a         n/a         5.48%
                          (c)                             -0.62%        n/a         n/a         5.37%
                          (d)                             -0.73%        n/a         n/a         5.26%
                          (e)                             -0.78%        n/a         n/a         5.20%
                          (f)                             -0.89%        n/a         n/a         5.09%
                          (g)                             -1.00%        n/a         n/a         4.98%
                          (h)                             -1.05%        n/a         n/a         4.92%
                          (i)                             -1.16%        n/a         n/a         4.81%
                          (j)                             -1.26%        n/a         n/a         4.70%
                          (k)                             -1.32%        n/a         n/a         4.64%
                          (l)                             -1.42%        n/a         n/a         4.53%
                          (m)                             -1.53%        n/a         n/a         4.41%
W&R TARGET FUNDS, INC. - DIVIDEND INCOME PORTFOLIO                                                          5/3/04
                          (a)                              3.62%        n/a         n/a         7.92%
                          (b)                              3.45%        n/a         n/a         7.74%
                          (c)                              3.34%        n/a         n/a         7.63%
                          (d)                              3.23%        n/a         n/a         7.51%
                          (e)                              3.18%        n/a         n/a         7.46%
                          (f)                              3.06%        n/a         n/a         7.34%
                          (g)                              2.95%        n/a         n/a         7.23%
                          (h)                              2.90%        n/a         n/a         7.17%
                          (i)                              2.79%        n/a         n/a         7.06%
                          (j)                              2.68%        n/a         n/a         6.94%
                          (k)                              2.62%        n/a         n/a         6.88%
                          (l)                              2.51%        n/a         n/a         6.77%
                          (m)                              2.40%        n/a         n/a         6.66%
W&R TARGET FUNDS, INC. - GLOBAL NATURAL RESOURCES                                                          4/28/05
PORTFOLIO
                          (a)                               n/a         n/a         n/a        16.98%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/05     12/31/05    12/31/05    12/31/05    Inception
                                                         --------     --------    --------    --------    ---------
                          (b)                               n/a         n/a         n/a        16.85%
                          (c)                               n/a         n/a         n/a        16.77%
                          (d)                               n/a         n/a         n/a        16.68%
                          (e)                               n/a         n/a         n/a        16.64%
                          (f)                               n/a         n/a         n/a        16.56%
                          (g)                               n/a         n/a         n/a        16.47%
                          (h)                               n/a         n/a         n/a        16.43%
                          (i)                               n/a         n/a         n/a        16.35%
                          (j)                               n/a         n/a         n/a        16.26%
                          (k)                               n/a         n/a         n/a        16.22%
                          (l)                               n/a         n/a         n/a        16.14%
                          (m)                               n/a         n/a         n/a        16.06%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                                                                   5/3/04
                          (a)                              1.84%        n/a         n/a         4.29%
                          (b)                              1.68%        n/a         n/a         4.12%
                          (c)                              1.57%        n/a         n/a         4.01%
                          (d)                              1.46%        n/a         n/a         3.90%
                          (e)                              1.40%        n/a         n/a         3.84%
                          (f)                              1.30%        n/a         n/a         3.73%
                          (g)                              1.19%        n/a         n/a         3.62%
                          (h)                              1.13%        n/a         n/a         3.57%
                          (i)                              1.02%        n/a         n/a         3.45%
                          (j)                              0.92%        n/a         n/a         3.34%
                          (k)                              0.86%        n/a         n/a         3.29%
                          (l)                              0.75%        n/a         n/a         3.18%
                          (m)                              0.64%        n/a         n/a         3.07%
W&R TARGET FUNDS, INC. - HIGH INCOME PORTFOLIO                                                              5/3/04
                          (a)                             -6.74%        n/a         n/a         0.41%
                          (b)                             -6.89%        n/a         n/a         0.25%
                          (c)                             -6.99%        n/a         n/a         0.14%
                          (d)                             -7.09%        n/a         n/a         0.03%
                          (e)                             -7.14%        n/a         n/a        -0.02%
                          (f)                             -7.24%        n/a         n/a        -0.13%
                          (g)                             -7.34%        n/a         n/a        -0.24%
                          (h)                             -7.39%        n/a         n/a        -0.29%
                          (i)                             -7.49%        n/a         n/a        -0.40%
                          (j)                             -7.59%        n/a         n/a        -0.50%
                          (k)                             -7.64%        n/a         n/a        -0.56%
                          (l)                             -7.74%        n/a         n/a        -0.67%
                          (m)                             -7.84%        n/a         n/a        -0.77%
W&R TARGET FUNDS, INC. - INTERNATIONAL GROWTH PORTFOLIO                                                     5/3/04
                          (a)                              7.02%        n/a         n/a        11.83%
                          (b)                              6.85%        n/a         n/a        11.65%
                          (c)                              6.73%        n/a         n/a        11.53%
                          (d)                              6.62%        n/a         n/a        11.41%
                          (e)                              6.56%        n/a         n/a        11.36%
                          (f)                              6.45%        n/a         n/a        11.24%
                          (g)                              6.33%        n/a         n/a        11.12%
                          (h)                              6.28%        n/a         n/a        11.06%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/05     12/31/05    12/31/05    12/31/05    Inception
                                                         --------     --------    --------    --------    ---------
                          (i)                              6.16%        n/a         n/a        10.94%
                          (j)                              6.05%        n/a         n/a        10.82%
                          (k)                              5.99%        n/a         n/a        10.76%
                          (l)                              5.88%        n/a         n/a        10.65%
                          (m)                              5.77%        n/a         n/a        10.53%
W&R TARGET FUNDS, INC. - INTERNATIONAL VALUE PORTFOLIO                                                      5/3/04
                          (a)                              1.78%        n/a         n/a        13.19%
                          (b)                              1.61%        n/a         n/a        13.01%
                          (c)                              1.50%        n/a         n/a        12.89%
                          (d)                              1.39%        n/a         n/a        12.77%
                          (e)                              1.34%        n/a         n/a        12.71%
                          (f)                              1.23%        n/a         n/a        12.59%
                          (g)                              1.12%        n/a         n/a        12.47%
                          (h)                              1.07%        n/a         n/a        12.41%
                          (i)                              0.96%        n/a         n/a        12.29%
                          (j)                              0.85%        n/a         n/a        12.17%
                          (k)                              0.80%        n/a         n/a        12.11%
                          (l)                              0.69%        n/a         n/a        11.99%
                          (m)                              0.58%        n/a         n/a        11.87%
W&R TARGET FUNDS, INC. - LIMITED-TERM BOND PORTFOLIO                                                        5/3/04
                          (a)                             -7.59%        n/a         n/a        -4.17%
                          (b)                             -7.74%        n/a         n/a        -4.33%
                          (c)                             -7.84%        n/a         n/a        -4.43%
                          (d)                             -7.94%        n/a         n/a        -4.53%
                          (e)                             -7.99%        n/a         n/a        -4.58%
                          (f)                             -8.09%        n/a         n/a        -4.69%
                          (g)                             -8.19%        n/a         n/a        -4.79%
                          (h)                             -8.24%        n/a         n/a        -4.84%
                          (i)                             -8.34%        n/a         n/a        -4.95%
                          (j)                             -8.44%        n/a         n/a        -5.05%
                          (k)                             -8.49%        n/a         n/a        -5.10%
                          (l)                             -8.58%        n/a         n/a        -5.20%
                          (m)                             -8.68%        n/a         n/a        -5.31%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH PORTFOLIO                                                         5/3/04
                          (a)                             11.36%        n/a         n/a        14.62%
                          (b)                             11.18%        n/a         n/a        14.44%
                          (c)                             11.06%        n/a         n/a        14.32%
                          (d)                             10.94%        n/a         n/a        14.20%
                          (e)                             10.88%        n/a         n/a        14.14%
                          (f)                             10.77%        n/a         n/a        14.02%
                          (g)                             10.65%        n/a         n/a        13.89%
                          (h)                             10.59%        n/a         n/a        13.83%
                          (i)                             10.47%        n/a         n/a        13.71%
                          (j)                             10.35%        n/a         n/a        13.59%
                          (k)                             10.29%        n/a         n/a        13.53%
                          (l)                             10.18%        n/a         n/a        13.41%
                          (m)                             10.06%        n/a         n/a        13.29%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/05     12/31/05    12/31/05    12/31/05    Inception
                                                         --------     --------    --------    --------    ---------
W&R TARGET FUNDS, INC. - MID CAP GROWTH PORTFOLIO                                                          4/28/05
                          (a)                               n/a         n/a         n/a        12.28%
                          (b)                               n/a         n/a         n/a        12.16%
                          (c)                               n/a         n/a         n/a        12.08%
                          (d)                               n/a         n/a         n/a        12.00%
                          (e)                               n/a         n/a         n/a        11.96%
                          (f)                               n/a         n/a         n/a        11.88%
                          (g)                               n/a         n/a         n/a        11.80%
                          (h)                               n/a         n/a         n/a        11.76%
                          (i)                               n/a         n/a         n/a        11.68%
                          (j)                               n/a         n/a         n/a        11.59%
                          (k)                               n/a         n/a         n/a        11.55%
                          (l)                               n/a         n/a         n/a        11.47%
                          (m)                               n/a         n/a         n/a        11.39%
W&R TARGET FUNDS, INC. - MONEY MARKET PORTFOLIO                                                             5/3/04
                          (a)                             -6.78%        n/a         n/a        -4.31%
                          (b)                             -6.93%        n/a         n/a        -4.46%
                          (c)                             -7.03%        n/a         n/a        -4.57%
                          (d)                             -7.14%        n/a         n/a        -4.68%
                          (e)                             -7.18%        n/a         n/a        -4.72%
                          (f)                             -7.29%        n/a         n/a        -4.83%
                          (g)                             -7.38%        n/a         n/a        -4.93%
                          (h)                             -7.43%        n/a         n/a        -4.98%
                          (i)                             -7.53%        n/a         n/a        -5.08%
                          (j)                             -7.63%        n/a         n/a        -5.18%
                          (k)                             -7.69%        n/a         n/a        -5.24%
                          (l)                             -7.78%        n/a         n/a        -5.34%
                          (m)                             -7.88%        n/a         n/a        -5.45%
W&R TARGET FUNDS, INC. - MORTGAGE SECURITIES PORTFOLIO                                                     5/27/04
                          (a)                             -7.28%        n/a         n/a        -1.93%
                          (b)                             -7.43%        n/a         n/a        -2.09%
                          (c)                             -7.53%        n/a         n/a        -2.19%
                          (d)                             -7.63%        n/a         n/a        -2.30%
                          (e)                             -7.68%        n/a         n/a        -2.35%
                          (f)                             -7.78%        n/a         n/a        -2.45%
                          (g)                             -7.88%        n/a         n/a        -2.56%
                          (h)                             -7.93%        n/a         n/a        -2.61%
                          (i)                             -8.03%        n/a         n/a        -2.72%
                          (j)                             -8.13%        n/a         n/a        -2.82%
                          (k)                             -8.18%        n/a         n/a        -2.88%
                          (l)                             -8.28%        n/a         n/a        -2.98%
                          (m)                             -8.38%        n/a         n/a        -3.09%
W&R TARGET FUNDS, INC. - REAL ESTATE SECURITIES                                                            5/27/04
PORTFOLIO
                          (a)                              1.45%        n/a         n/a        21.29%
                          (b)                              1.28%        n/a         n/a        21.10%
                          (c)                              1.18%        n/a         n/a        20.97%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/05     12/31/05    12/31/05    12/31/05    Inception
                                                         --------     --------    --------    --------    ---------
                          (d)                              1.07%        n/a         n/a        20.84%
                          (e)                              1.01%        n/a         n/a        20.78%
                          (f)                              0.90%        n/a         n/a        20.65%
                          (g)                              0.80%        n/a         n/a        20.53%
                          (h)                              0.74%        n/a         n/a        20.46%
                          (i)                              0.63%        n/a         n/a        20.34%
                          (j)                              0.52%        n/a         n/a        20.21%
                          (k)                              0.47%        n/a         n/a        20.15%
                          (l)                              0.36%        n/a         n/a        20.02%
                          (m)                              0.25%        n/a         n/a        19.89%
W&R TARGET FUNDS, INC. - SCIENCE AND TECHNOLOGY                                                             5/3/04
PORTFOLIO
                          (a)                              7.78%        n/a         n/a        15.24%
                          (b)                              7.61%        n/a         n/a        15.06%
                          (c)                              7.49%        n/a         n/a        14.94%
                          (d)                              7.38%        n/a         n/a        14.81%
                          (e)                              7.32%        n/a         n/a        14.75%
                          (f)                              7.21%        n/a         n/a        14.63%
                          (g)                              7.09%        n/a         n/a        14.51%
                          (h)                              7.04%        n/a         n/a        14.45%
                          (i)                              6.92%        n/a         n/a        14.33%
                          (j)                              6.81%        n/a         n/a        14.20%
                          (k)                              6.75%        n/a         n/a        14.14%
                          (l)                              6.63%        n/a         n/a        14.02%
                          (m)                              6.52%        n/a         n/a        13.90%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH PORTFOLIO                                                         5/3/04
                          (a)                              3.47%        n/a         n/a         9.86%
                          (b)                              3.31%        n/a         n/a         9.69%
                          (c)                              3.20%        n/a         n/a         9.57%
                          (d)                              3.09%        n/a         n/a         9.45%
                          (e)                              3.03%        n/a         n/a         9.39%
                          (f)                              2.92%        n/a         n/a         9.28%
                          (g)                              2.81%        n/a         n/a         9.16%
                          (h)                              2.75%        n/a         n/a         9.10%
                          (i)                              2.64%        n/a         n/a         8.99%
                          (j)                              2.53%        n/a         n/a         8.87%
                          (k)                              2.48%        n/a         n/a         8.81%
                          (l)                              2.37%        n/a         n/a         8.70%
                          (m)                              2.26%        n/a         n/a         8.58%
W&R TARGET FUNDS, INC. - SMALL CAP VALUE PORTFOLIO                                                          5/3/04
                          (a)                             -5.15%        n/a         n/a         4.53%
                          (b)                             -5.30%        n/a         n/a         4.36%
                          (c)                             -5.41%        n/a         n/a         4.25%
                          (d)                             -5.51%        n/a         n/a         4.13%
                          (e)                             -5.56%        n/a         n/a         4.08%
                          (f)                             -5.66%        n/a         n/a         3.97%
                          (g)                             -5.76%        n/a         n/a         3.86%
                          (h)                             -5.81%        n/a         n/a         3.80%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/05     12/31/05    12/31/05    12/31/05    Inception
                                                         --------     --------    --------    --------    ---------
                          (i)                             -5.92%        n/a         n/a         3.69%
                          (j)                             -6.02%        n/a         n/a         3.58%
                          (k)                             -6.07%        n/a         n/a         3.52%
                          (l)                             -6.17%        n/a         n/a         3.41%
                          (m)                             -6.27%        n/a         n/a         3.30%
W&R TARGET FUNDS, INC. - VALUE PORTFOLIO                                                                    5/3/04
                          (a)                             -4.88%        n/a         n/a         4.05%
                          (b)                             -5.03%        n/a         n/a         3.88%
                          (c)                             -5.14%        n/a         n/a         3.77%
                          (d)                             -5.24%        n/a         n/a         3.66%
                          (e)                             -5.29%        n/a         n/a         3.60%
                          (f)                             -5.39%        n/a         n/a         3.49%
                          (g)                             -5.50%        n/a         n/a         3.38%
                          (h)                             -5.55%        n/a         n/a         3.32%
                          (i)                             -5.65%        n/a         n/a         3.21%
                          (j)                             -5.75%        n/a         n/a         3.10%
                          (k)                             -5.80%        n/a         n/a         3.05%
                          (l)                             -5.90%        n/a         n/a         2.94%
                          (m)                             -6.01%        n/a         n/a         2.83%

             AVERAGE ANNUAL TOTAL RETURN - SALES CHARGE NOT APPLIED
                               RETIREMENT BUILDER

The average annual rates of return for the Sub-Accounts, in connection with the contract described in the Prospectus, for the specified periods ended December 31, 2005 are shown in the tables below.

(a) 1.25% (base contract)

(b) 1.40% (contract with highest anniversary value rider)

(c) 1.50% (contract with either the 5% death benefit increase rider or the EEB rider)

(d) 1.60% (contract with the premier death benefit rider)

(e) 1.65% (contract with EEB and highest anniversary value rider)

(f) 1.75% (contract with both the EEB and 5% death benefit increase rider or GIPB only)

(g) 1.85% (contract with EEB and premier death benefit rider)

(h) 1.90% (contract with GIPB and highest anniversary value rider)

(i) 2.00% (contract with GIPB and 5% death benefit increase rider)

(j) 2.10% (contract with GIPB and premier death benefit rider)

(k) 2.15% (contract with EEB, GIPB and highest anniversary value rider)

(l) 2.25% (contract with EEB, GIPB and 5% death benefit increase rider)

(m) 2.35% (contract with EEB, GIPB and premier death benefit rider)

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/05     12/31/05    12/31/05    12/31/05    Inception
                                                         --------     --------    --------    --------    ---------
W&R TARGET FUNDS, INC. - ASSET STRATEGY PORTFOLIO                                                           5/1/95
                          (a)                             22.73%       6.51%       9.93%        9.38%
                          (b)                             22.54%       6.35%       9.76%        9.21%
                          (c)                             22.42%       6.24%       9.65%        9.10%
                          (d)                             22.30%       6.13%       9.54%        8.99%
                          (e)                             22.24%       6.08%       9.49%        8.94%
                          (f)                             22.12%       5.98%       9.38%        8.83%
                          (g)                             21.99%       5.87%       9.27%        8.72%
                          (h)                             21.93%       5.82%       9.21%        8.67%
                          (i)                             21.81%       5.71%       9.11%        8.56%
                          (j)                             21.69%       5.61%       9.00%        8.45%
                          (k)                             21.63%       5.55%       8.94%        8.40%
                          (l)                             21.51%       5.45%       8.83%        8.29%
                          (m)                             21.39%       5.34%       8.72%        8.18%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                                                                 5/3/94
                          (a)                              3.70%       1.96%       5.74%        6.65%
                          (b)                              3.55%       1.81%       5.58%        6.49%
                          (c)                              3.44%       1.70%       5.48%        6.38%
                          (d)                              3.34%       1.60%       5.37%        6.27%
                          (e)                              3.29%       1.55%       5.32%        6.22%
                          (f)                              3.19%       1.45%       5.21%        6.11%
                          (g)                              3.08%       1.35%       5.11%        6.01%
                          (h)                              3.03%       1.30%       5.06%        5.95%
                          (i)                              2.93%       1.20%       4.95%        5.85%
                          (j)                              2.83%       1.10%       4.85%        5.74%
                          (k)                              2.78%       1.05%       4.79%        5.69%
                          (l)                              2.67%       0.94%       4.69%        5.58%
                          (m)                              2.57%       0.84%       4.58%        5.48%
W&R TARGET FUNDS, INC. - BOND PORTFOLIO                                                                    7/13/87
                          (a)                              0.35%       3.87%       4.12%        5.86%
                          (b)                              0.20%       3.72%       3.97%        5.70%
                          (c)                              0.10%       3.62%       3.86%        5.59%
                          (d)                              0.00%       3.51%       3.76%        5.49%
                          (e)                             -0.05%       3.46%       3.71%        5.43%
                          (f)                             -0.15%       3.36%       3.60%        5.33%
                          (g)                             -0.25%       3.25%       3.50%        5.22%
                          (h)                             -0.30%       3.20%       3.45%        5.17%
                          (i)                             -0.40%       3.10%       3.34%        5.07%
                          (j)                             -0.50%       3.00%       3.24%        4.96%
                          (k)                             -0.55%       2.94%       3.19%        4.91%
                          (l)                             -0.65%       2.84%       3.08%        4.80%
                          (m)                             -0.75%       2.74%       2.98%        4.70%
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO                                                             7/16/91
                          (a)                              7.65%       -2.59%      6.36%        8.55%
                          (b)                              7.48%       -2.74%      6.20%        8.38%
                          (c)                              7.38%       -2.84%      6.10%        8.28%
                          (d)                              7.27%       -2.93%      5.99%        8.17%
                          (e)                              7.22%       -2.98%      5.94%        8.11%
                          (f)                              7.11%       -3.08%      5.83%        8.01%
                          (g)                              7.00%       -3.18%      5.73%        7.90%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/05     12/31/05    12/31/05    12/31/05    Inception
                                                         --------     --------    --------    --------    ---------
                          (h)                              6.95%       -3.22%      5.67%        7.84%
                          (i)                              6.84%       -3.32%      5.57%        7.74%
                          (j)                              6.74%       -3.42%      5.46%        7.63%
                          (k)                              6.68%       -3.47%      5.41%        7.58%
                          (l)                              6.58%       -3.56%      5.30%        7.47%
                          (m)                              6.47%       -3.66%      5.20%        7.36%
W&R TARGET FUNDS, INC. - DIVIDEND INCOME PORTFOLIO                                                         12/30/03
                          (a)                             11.62%        n/a         n/a        10.08%
                          (b)                             11.45%        n/a         n/a         9.91%
                          (c)                             11.34%        n/a         n/a         9.80%
                          (d)                             11.23%        n/a         n/a         9.69%
                          (e)                             11.18%        n/a         n/a         9.64%
                          (f)                             11.06%        n/a         n/a         9.53%
                          (g)                             10.95%        n/a         n/a         9.42%
                          (h)                             10.90%        n/a         n/a         9.36%
                          (i)                             10.79%        n/a         n/a         9.25%
                          (j)                             10.68%        n/a         n/a         9.14%
                          (k)                             10.62%        n/a         n/a         9.09%
                          (l)                             10.51%        n/a         n/a         8.98%
                          (m)                             10.40%        n/a         n/a         8.87%
W&R TARGET FUNDS, INC. - GLOBAL NATURAL RESOURCES                                                          4/28/05
PORTFOLIO
                          (a)                               n/a         n/a         n/a        24.99%
                          (b)                               n/a         n/a         n/a        24.86%
                          (c)                               n/a         n/a         n/a        24.78%
                          (d)                               n/a         n/a         n/a        24.69%
                          (e)                               n/a         n/a         n/a        24.65%
                          (f)                               n/a         n/a         n/a        24.57%
                          (g)                               n/a         n/a         n/a        24.48%
                          (h)                               n/a         n/a         n/a        24.44%
                          (i)                               n/a         n/a         n/a        24.36%
                          (j)                               n/a         n/a         n/a        24.27%
                          (k)                               n/a         n/a         n/a        24.23%
                          (l)                               n/a         n/a         n/a        24.15%
                          (m)                               n/a         n/a         n/a        24.07%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                                                                  7/13/87
                          (a)                              9.84%       -2.19%      7.12%       10.49%
                          (b)                              9.68%       -2.34%      6.96%       10.33%
                          (c)                              9.57%       -2.44%      6.86%       10.22%
                          (d)                              9.46%       -2.54%      6.75%       10.11%
                          (e)                              9.40%       -2.58%      6.70%       10.05%
                          (f)                              9.30%       -2.68%      6.59%        9.94%
                          (g)                              9.19%       -2.78%      6.48%        9.83%
                          (h)                              9.13%       -2.83%      6.43%        9.78%
                          (i)                              9.02%       -2.92%      6.32%        9.67%
                          (j)                              8.92%       -3.02%      6.22%        9.56%
                          (k)                              8.86%       -3.07%      6.16%        9.50%
                          (l)                              8.75%       -3.17%      6.06%        9.39%
                          (m)                              8.64%       -3.26%      5.95%        9.28%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/05     12/31/05    12/31/05    12/31/05    Inception
                                                         --------     --------    --------    --------    ---------
W&R TARGET FUNDS, INC. - HIGH INCOME PORTFOLIO                                                             7/13/87
                          (a)                              1.26%       6.26%       4.57%        6.15%
                          (b)                              1.11%       6.10%       4.42%        5.99%
                          (c)                              1.01%       6.00%       4.31%        5.89%
                          (d)                              0.91%       5.89%       4.21%        5.78%
                          (e)                              0.86%       5.84%       4.16%        5.73%
                          (f)                              0.76%       5.73%       4.05%        5.62%
                          (g)                              0.66%       5.63%       3.95%        5.52%
                          (h)                              0.61%       5.57%       3.90%        5.47%
                          (i)                              0.51%       5.47%       3.79%        5.36%
                          (j)                              0.41%       5.36%       3.69%        5.26%
                          (k)                              0.36%       5.31%       3.64%        5.20%
                          (l)                              0.26%       5.20%       3.53%        5.10%
                          (m)                              0.16%       5.10%       3.43%        4.99%
W&R TARGET FUNDS, INC. - INTERNATIONAL GROWTH PORTFOLIO                                                     5/3/94
                          (a)                             15.02%       -0.18%      7.78%        7.11%
                          (b)                             14.85%       -0.33%      7.62%        6.95%
                          (c)                             14.73%       -0.43%      7.51%        6.84%
                          (d)                             14.62%       -0.53%      7.40%        6.74%
                          (e)                             14.56%       -0.58%      7.35%        6.68%
                          (f)                             14.45%       -0.68%      7.24%        6.58%
                          (g)                             14.33%       -0.78%      7.14%        6.47%
                          (h)                             14.28%       -0.83%      7.08%        6.42%
                          (i)                             14.16%       -0.93%      6.98%        6.31%
                          (j)                             14.05%       -1.03%      6.87%        6.20%
                          (k)                             13.99%       -1.07%      6.81%        6.15%
                          (l)                             13.88%       -1.17%      6.71%        6.05%
                          (m)                             13.77%       -1.27%      6.60%        5.94%
W&R TARGET FUNDS, INC. - INTERNATIONAL VALUE PORTFOLIO                                                      5/1/92
                          (a)                              9.78%       6.53%       8.47%        9.11%
                          (b)                              9.61%       6.37%       8.30%        8.95%
                          (c)                              9.50%       6.26%       8.20%        8.84%
                          (d)                              9.39%       6.16%       8.09%        8.73%
                          (e)                              9.34%       6.10%       8.03%        8.67%
                          (f)                              9.23%       6.00%       7.93%        8.57%
                          (g)                              9.12%       5.89%       7.82%        8.46%
                          (h)                              9.07%       5.84%       7.76%        8.40%
                          (i)                              8.96%       5.73%       7.66%        8.29%
                          (j)                              8.85%       5.63%       7.55%        8.19%
                          (k)                              8.80%       5.58%       7.50%        8.13%
                          (l)                              8.69%       5.47%       7.39%        8.02%
                          (m)                              8.58%       5.36%       7.28%        7.92%
W&R TARGET FUNDS, INC. - LIMITED-TERM BOND PORTFOLIO                                                        5/3/94
                          (a)                              0.41%       2.88%       3.53%        4.05%
                          (b)                              0.26%       2.72%       3.38%        3.89%
                          (c)                              0.16%       2.62%       3.28%        3.79%
                          (d)                              0.06%       2.52%       3.17%        3.68%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/05     12/31/05    12/31/05    12/31/05    Inception
                                                         --------     --------    --------    --------    ---------
                          (e)                              0.01%       2.47%       3.12%        3.63%
                          (f)                             -0.09%       2.36%       3.02%        3.53%
                          (g)                             -0.19%       2.26%       2.91%        3.43%
                          (h)                             -0.24%       2.21%       2.86%        3.37%
                          (i)                             -0.34%       2.11%       2.76%        3.27%
                          (j)                             -0.44%       2.00%       2.66%        3.17%
                          (k)                             -0.49%       1.95%       2.61%        3.12%
                          (l)                             -0.58%       1.85%       2.50%        3.01%
                          (m)                             -0.68%       1.75%       2.40%        2.91%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH PORTFOLIO                                                        10/1/97
                          (a)                             19.36%       -0.74%       n/a         7.30%
                          (b)                             19.18%       -0.89%       n/a         7.14%
                          (c)                             19.06%       -0.99%       n/a         7.04%
                          (d)                             18.94%       -1.09%       n/a         6.93%
                          (e)                             18.88%       -1.13%       n/a         6.88%
                          (f)                             18.77%       -1.23%       n/a         6.77%
                          (g)                             18.65%       -1.33%       n/a         6.66%
                          (h)                             18.59%       -1.38%       n/a         6.61%
                          (i)                             18.47%       -1.48%       n/a         6.50%
                          (j)                             18.35%       -1.58%       n/a         6.40%
                          (k)                             18.29%       -1.63%       n/a         6.34%
                          (l)                             18.18%       -1.73%       n/a         6.24%
                          (m)                             18.06%       -1.82%       n/a         6.13%
W&R TARGET FUNDS, INC. - MID CAP GROWTH PORTFOLIO                                                          4/28/05
                          (a)                               n/a         n/a         n/a        20.29%
                          (b)                               n/a         n/a         n/a        20.17%
                          (c)                               n/a         n/a         n/a        20.09%
                          (d)                               n/a         n/a         n/a        20.01%
                          (e)                               n/a         n/a         n/a        19.97%
                          (f)                               n/a         n/a         n/a        19.89%
                          (g)                               n/a         n/a         n/a        19.81%
                          (h)                               n/a         n/a         n/a        19.77%
                          (i)                               n/a         n/a         n/a        19.69%
                          (j)                               n/a         n/a         n/a        19.60%
                          (k)                               n/a         n/a         n/a        19.56%
                          (l)                               n/a         n/a         n/a        19.48%
                          (m)                               n/a         n/a         n/a        19.40%
W&R TARGET FUNDS, INC. - MONEY MARKET PORTFOLIO                                                            7/13/87
                          (a)                              1.22%       0.41%       2.10%        3.10%
                          (b)                              1.07%       0.26%       1.95%        2.95%
                          (c)                              0.97%       0.16%       1.84%        2.85%
                          (d)                              0.86%       0.06%       1.74%        2.74%
                          (e)                              0.82%       0.01%       1.69%        2.69%
                          (f)                              0.71%       -0.09%      1.59%        2.59%
                          (g)                              0.62%       -0.19%      1.49%        2.49%
                          (h)                              0.57%       -0.24%      1.44%        2.44%
                          (i)                              0.47%       -0.34%      1.34%        2.33%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/05     12/31/05    12/31/05    12/31/05    Inception
                                                         --------     --------    --------    --------    ---------
                          (j)                              0.37%       -0.44%      1.24%        2.23%
                          (k)                              0.31%       -0.49%      1.18%        2.18%
                          (l)                              0.22%       -0.59%      1.08%        2.08%
                          (m)                              0.12%       -0.69%      0.98%        1.98%
W&R TARGET FUNDS, INC. - MORTGAGE SECURITIES PORTFOLIO                                                     5/27/04
                          (a)                              0.72%        n/a         n/a         3.07%
                          (b)                              0.57%        n/a         n/a         2.91%
                          (c)                              0.47%        n/a         n/a         2.81%
                          (d)                              0.37%        n/a         n/a         2.71%
                          (e)                              0.32%        n/a         n/a         2.65%
                          (f)                              0.22%        n/a         n/a         2.55%
                          (g)                              0.12%        n/a         n/a         2.45%
                          (h)                              0.07%        n/a         n/a         2.40%
                          (i)                             -0.03%        n/a         n/a         2.30%
                          (j)                             -0.13%        n/a         n/a         2.20%
                          (k)                             -0.18%        n/a         n/a         2.14%
                          (l)                             -0.28%        n/a         n/a         2.04%
                          (m)                             -0.38%        n/a         n/a         1.94%
W&R TARGET FUNDS, INC. - REAL ESTATE SECURITIES                                                            5/27/04
PORTFOLIO
                          (a)                              9.45%        n/a         n/a        25.71%
                          (b)                              9.28%        n/a         n/a        25.52%
                          (c)                              9.18%        n/a         n/a        25.39%
                          (d)                              9.07%        n/a         n/a        25.27%
                          (e)                              9.01%        n/a         n/a        25.21%
                          (f)                              8.90%        n/a         n/a        25.08%
                          (g)                              8.80%        n/a         n/a        24.96%
                          (h)                              8.74%        n/a         n/a        24.90%
                          (i)                              8.63%        n/a         n/a        24.77%
                          (j)                              8.52%        n/a         n/a        24.65%
                          (k)                              8.47%        n/a         n/a        24.58%
                          (l)                              8.36%        n/a         n/a        24.46%
                          (m)                              8.25%        n/a         n/a        24.34%
W&R TARGET FUNDS, INC. - SCIENCE AND TECHNOLOGY                                                             4/4/97
PORTFOLIO
                          (a)                             15.78%       2.25%        n/a        16.92%
                          (b)                             15.61%       2.10%        n/a        16.74%
                          (c)                             15.49%       2.00%        n/a        16.62%
                          (d)                             15.38%       1.90%        n/a        16.51%
                          (e)                             15.32%       1.84%        n/a        16.45%
                          (f)                             15.21%       1.74%        n/a        16.33%
                          (g)                             15.09%       1.64%        n/a        16.22%
                          (h)                             15.04%       1.59%        n/a        16.16%
                          (i)                             14.92%       1.49%        n/a        16.04%
                          (j)                             14.81%       1.39%        n/a        15.93%
                          (k)                             14.75%       1.34%        n/a        15.87%
                          (l)                             14.63%       1.23%        n/a        15.75%
                          (m)                             14.52%       1.13%        n/a        15.64%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH PORTFOLIO                                                         5/3/94

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/05     12/31/05    12/31/05    12/31/05    Inception
                                                         --------     --------    --------    --------    ---------
                          (a)                             11.47%       4.75%       9.60%       12.42%
                          (b)                             11.31%       4.60%       9.43%       12.25%
                          (c)                             11.20%       4.49%       9.32%       12.14%
                          (d)                             11.09%       4.39%       9.21%       12.03%
                          (e)                             11.03%       4.34%       9.16%       11.97%
                          (f)                             10.92%       4.23%       9.05%       11.86%
                          (g)                             10.81%       4.13%       8.94%       11.75%
                          (h)                             10.75%       4.08%       8.89%       11.69%
                          (i)                             10.64%       3.97%       8.78%       11.58%
                          (j)                             10.53%       3.87%       8.67%       11.47%
                          (k)                             10.48%       3.82%       8.62%       11.41%
                          (l)                             10.37%       3.71%       8.51%       11.30%
                          (m)                             10.26%       3.61%       8.40%       11.19%
W&R TARGET FUNDS, INC. - SMALL CAP VALUE PORTFOLIO                                                         10/1/97
                          (a)                              2.85%       9.23%        n/a         7.14%
                          (b)                              2.70%       9.07%        n/a         6.98%
                          (c)                              2.59%       8.96%        n/a         6.87%
                          (d)                              2.49%       8.85%        n/a         6.77%
                          (e)                              2.44%       8.80%        n/a         6.71%
                          (f)                              2.34%       8.69%        n/a         6.61%
                          (g)                              2.24%       8.58%        n/a         6.50%
                          (h)                              2.19%       8.52%        n/a         6.45%
                          (i)                              2.08%       8.42%        n/a         6.34%
                          (j)                              1.98%       8.31%        n/a         6.24%
                          (k)                              1.93%       8.25%        n/a         6.18%
                          (l)                              1.83%       8.15%        n/a         6.08%
                          (m)                              1.73%       8.04%        n/a         5.97%
W&R TARGET FUNDS, INC. - VALUE PORTFOLIO                                                                    5/1/01
                          (a)                              3.12%        n/a         n/a         5.05%
                          (b)                              2.97%        n/a         n/a         4.89%
                          (c)                              2.86%        n/a         n/a         4.79%
                          (d)                              2.76%        n/a         n/a         4.68%
                          (e)                              2.71%        n/a         n/a         4.63%
                          (f)                              2.61%        n/a         n/a         4.53%
                          (g)                              2.50%        n/a         n/a         4.42%
                          (h)                              2.45%        n/a         n/a         4.37%
                          (i)                              2.35%        n/a         n/a         4.27%
                          (j)                              2.25%        n/a         n/a         4.16%
                          (k)                              2.20%        n/a         n/a         4.11%
                          (l)                              2.10%        n/a         n/a         4.00%
                          (m)                              1.99%        n/a         n/a         3.90%

                             CUMULATIVE TOTAL RETURN
                               RETIREMENT BUILDER

The rates of return are shown for each of the possible contract and optional death benefit combinations:

(a) 1.25% (base contract)

(b) 1.40% (contract with highest anniversary value rider)

(c) 1.50% (contract with either the 5% death benefit increase rider or the EEB rider)

(d) 1.60% (contract with the premier death benefit rider)

(e) 1.65% (contract with EEB and highest anniversary value rider)

(f) 1.75% (contract with both the EEB and 5% death benefit increase rider or GIPB only)

(g) 1.85% (contract with EEB and premier death benefit rider)

(h) 1.90% (contract with GIPB and highest anniversary value rider)

(i) 2.00% (contract with GIPB and 5% death benefit increase rider)

(j) 2.10% (contract with GIPB and premier death benefit rider)

(k) 2.15% (contract with EEB, GIPB and highest anniversary value rider)

(l) 2.25% (contract with EEB, GIPB and 5% death benefit increase rider)

(m) 2.35% (contract with EEB, GIPB and premier death benefit rider)

                                                            From
                                                          Inception        Date
                                                             to             of
                                                          12/31/05       Inception
                                                          ---------      ---------
W&R TARGET FUNDS, INC. - ASSET STRATEGY PORTFOLIO                         5/3/04
                          (a)                              40.68%
                          (b)                              40.33%
                          (c)                              40.10%
                          (d)                              39.86%
                          (e)                              39.75%
                          (f)                              39.52%
                          (g)                              39.29%
                          (h)                              39.17%
                          (i)                              38.94%
                          (j)                              38.71%
                          (k)                              38.60%
                          (l)                              38.37%
                          (m)                              38.14%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                               5/3/04
                          (a)                              12.56%
                          (b)                              12.28%
                          (c)                              12.10%
                          (d)                              11.91%
                          (e)                              11.82%
                          (f)                              11.63%
                          (g)                              11.45%
                          (h)                              11.36%
                          (i)                              11.17%
                          (j)                              10.99%
                          (k)                              10.90%
                          (l)                              10.71%
                          (m)                              10.53%
W&R TARGET FUNDS, INC. - BOND PORTFOLIO                                   5/3/04
                          (a)                               3.21%
                          (b)                               2.96%

                                                            From
                                                          Inception        Date
                                                             to             of
                                                          12/31/05       Inception
                                                          ---------      ---------
                          (c)                               2.79%
                          (d)                               2.62%
                          (e)                               2.53%
                          (f)                               2.36%
                          (g)                               2.19%
                          (h)                               2.11%
                          (i)                               1.94%
                          (j)                               1.77%
                          (k)                               1.69%
                          (l)                               1.52%
                          (m)                               1.35%
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO                            5/3/04
                          (a)                              17.57%
                          (b)                              17.28%
                          (c)                              17.09%
                          (d)                              16.89%
                          (e)                              16.80%
                          (f)                              16.60%
                          (g)                              16.41%
                          (h)                              16.31%
                          (i)                              16.12%
                          (j)                              15.93%
                          (k)                              15.83%
                          (l)                              15.64%
                          (m)                              15.45%
W&R TARGET FUNDS, INC. - DIVIDEND INCOME PORTFOLIO                        5/3/04
                          (a)                              21.51%
                          (b)                              21.21%
                          (c)                              21.00%
                          (d)                              20.80%
                          (e)                              20.70%
                          (f)                              20.50%
                          (g)                              20.30%
                          (h)                              20.20%
                          (i)                              20.00%
                          (j)                              19.81%
                          (k)                              19.71%
                          (l)                              19.51%
                          (m)                              19.31%
W&R TARGET FUNDS, INC. - GLOBAL NATURAL RESOURCES                         4/28/05
PORTFOLIO
                          (a)                              24.99%
                          (b)                              24.86%
                          (c)                              24.78%
                          (d)                              24.69%
                          (e)                              24.65%
                          (f)                              24.57%
                          (g)                              24.48%
                          (h)                              24.44%

                                                            From
                                                          Inception        Date
                                                             to             of
                                                          12/31/05       Inception
                                                          ---------      ---------
                          (i)                              24.36%
                          (j)                              24.27%
                          (k)                              24.23%
                          (l)                              24.15%
                          (m)                              24.07%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                                 5/3/04
                          (a)                              15.23%
                          (b)                              14.95%
                          (c)                              14.76%
                          (d)                              14.57%
                          (e)                              14.47%
                          (f)                              14.28%
                          (g)                              14.09%
                          (h)                              14.00%
                          (i)                              13.81%
                          (j)                              13.62%
                          (k)                              13.53%
                          (l)                              13.34%
                          (m)                              13.15%
W&R TARGET FUNDS, INC. - HIGH INCOME PORTFOLIO                            5/3/04
                          (a)                               8.68%
                          (b)                               8.41%
                          (c)                               8.23%
                          (d)                               8.05%
                          (e)                               7.96%
                          (f)                               7.79%
                          (g)                               7.61%
                          (h)                               7.52%
                          (i)                               7.34%
                          (j)                               7.16%
                          (k)                               7.07%
                          (l)                               6.89%
                          (m)                               6.72%
W&R TARGET FUNDS, INC. - INTERNATIONAL GROWTH PORTFOLIO                   5/3/04
                          (a)                              28.43%
                          (b)                              28.12%
                          (c)                              27.90%
                          (d)                              27.69%
                          (e)                              27.59%
                          (f)                              27.37%
                          (g)                              27.16%
                          (h)                              27.06%
                          (i)                              26.85%
                          (j)                              26.64%
                          (k)                              26.53%
                          (l)                              26.32%
                          (m)                              26.11%
W&R TARGET FUNDS, INC. - INTERNATIONAL VALUE PORTFOLIO                    5/3/04

                                                            From
                                                          Inception        Date
                                                             to             of
                                                          12/31/05       Inception
                                                          ---------      ---------
                          (a)                              30.88%
                          (b)                              30.55%
                          (c)                              30.33%
                          (d)                              30.12%
                          (e)                              30.01%
                          (f)                              29.80%
                          (g)                              29.58%
                          (h)                              29.47%
                          (i)                              29.26%
                          (j)                              29.04%
                          (k)                              28.94%
                          (l)                              28.72%
                          (m)                              28.51%
W&R TARGET FUNDS, INC. - LIMITED-TERM BOND PORTFOLIO                      5/3/04
                          (a)                               1.16%
                          (b)                               0.91%
                          (c)                               0.74%
                          (d)                               0.58%
                          (e)                               0.49%
                          (f)                               0.32%
                          (g)                               0.16%
                          (h)                               0.08%
                          (i)                              -0.09%
                          (j)                              -0.25%
                          (k)                              -0.34%
                          (l)                              -0.50%
                          (m)                              -0.67%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH PORTFOLIO                       5/3/04
                          (a)                              33.48%
                          (b)                              33.14%
                          (c)                              32.92%
                          (d)                              32.70%
                          (e)                              32.59%
                          (f)                              32.37%
                          (g)                              32.15%
                          (h)                              32.04%
                          (i)                              31.83%
                          (j)                              31.61%
                          (k)                              31.50%
                          (l)                              31.28%
                          (m)                              31.06%
W&R TARGET FUNDS, INC. - MID CAP GROWTH PORTFOLIO                         4/28/05
                          (a)                              20.29%
                          (b)                              20.17%
                          (c)                              20.09%
                          (d)                              20.01%
                          (e)                              19.97%

                                                            From
                                                          Inception        Date
                                                             to             of
                                                          12/31/05       Inception
                                                          ---------      ---------
                          (f)                              19.89%
                          (g)                              19.81%
                          (h)                              19.77%
                          (i)                              19.69%
                          (j)                              19.60%
                          (k)                              19.56%
                          (l)                              19.48%
                          (m)                              19.40%
W&R TARGET FUNDS, INC. - MONEY MARKET PORTFOLIO                           5/3/04
                          (a)                               0.94%
                          (b)                               0.69%
                          (c)                               0.52%
                          (d)                               0.34%
                          (e)                               0.27%
                          (f)                               0.09%
                          (g)                              -0.06%
                          (h)                              -0.15%
                          (i)                              -0.31%
                          (j)                              -0.47%
                          (k)                              -0.56%
                          (l)                              -0.72%
                          (m)                              -0.89%
W&R TARGET FUNDS, INC. - MORTGAGE SECURITIES PORTFOLIO                    5/27/04
                          (a)                               4.94%
                          (b)                               4.69%
                          (c)                               4.52%
                          (d)                               4.36%
                          (e)                               4.27%
                          (f)                               4.11%
                          (g)                               3.94%
                          (h)                               3.86%
                          (i)                               3.69%
                          (j)                               3.53%
                          (k)                               3.45%
                          (l)                               3.28%
                          (m)                               3.12%
W&R TARGET FUNDS, INC. - REAL ESTATE SECURITIES                           5/27/04
PORTFOLIO
                          (a)                              44.11%
                          (b)                              43.77%
                          (c)                              43.54%
                          (d)                              43.31%
                          (e)                              43.20%
                          (f)                              42.97%
                          (g)                              42.74%
                          (h)                              42.63%
                          (i)                              42.40%
                          (j)                              42.18%

                                                            From
                                                          Inception        Date
                                                             to             of
                                                          12/31/05       Inception
                                                          ---------      ---------
                          (k)                              42.06%
                          (l)                              41.84%
                          (m)                              41.61%
W&R TARGET FUNDS, INC. - SCIENCE AND TECHNOLOGY                           5/3/04
PORTFOLIO
                          (a)                              34.60%
                          (b)                              34.27%
                          (c)                              34.05%
                          (d)                              33.82%
                          (e)                              33.71%
                          (f)                              33.49%
                          (g)                              33.27%
                          (h)                              33.16%
                          (i)                              32.94%
                          (j)                              32.72%
                          (k)                              32.61%
                          (l)                              32.39%
                          (m)                              32.17%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH PORTFOLIO                       5/3/04
                          (a)                              24.93%
                          (b)                              24.62%
                          (c)                              24.41%
                          (d)                              24.21%
                          (e)                              24.10%
                          (f)                              23.90%
                          (g)                              23.69%
                          (h)                              23.59%
                          (i)                              23.39%
                          (j)                              23.18%
                          (k)                              23.08%
                          (l)                              22.87%
                          (m)                              22.67%
W&R TARGET FUNDS, INC. - SMALL CAP VALUE PORTFOLIO                        5/3/04
                          (a)                              15.64%
                          (b)                              15.35%
                          (c)                              15.16%
                          (d)                              14.97%
                          (e)                              14.87%
                          (f)                              14.68%
                          (g)                              14.49%
                          (h)                              14.40%
                          (i)                              14.21%
                          (j)                              14.02%
                          (k)                              13.92%
                          (l)                              13.74%
                          (m)                              13.55%
W&R TARGET FUNDS, INC. - VALUE PORTFOLIO                                  5/3/04
                          (a)                              14.82%

                                                            From
                                                          Inception        Date
                                                             to             of
                                                          12/31/05       Inception
                                                          ---------      ---------
                          (b)                              14.53%
                          (c)                              14.34%
                          (d)                              14.15%
                          (e)                              14.06%
                          (f)                              13.87%
                          (g)                              13.68%
                          (h)                              13.59%
                          (i)                              13.40%
                          (j)                              13.21%
                          (k)                              13.12%
                          (l)                              12.93%
                          (m)                              12.74%

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The consolidated financial statements of Minnesota Life and subsidiaries' and the financial statements of the Variable Annuity Account included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing. The report dated March 13, 2006 on the consolidated financial statements of Minnesota Life Insurance Company and subsidiaries refers to the adoption, effective January 1, 2004, of Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts.


                             REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable annuity account, Minnesota Life, and the contract. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

(KPMG LOGO)

                                    KPMG LLP
                                    4200 Wells Fargo Center
                                    90 South Seventh Street
                                    Minneapolis, MN 55402

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Minnesota Life Insurance Company and Contract Owners of Variable Annuity Account:

We have audited the accompanying statements of assets and liabilities of the Advantus Bond, Advantus Money Market, Advantus Index 500, Advantus Mortgage Securities, Advantus Maturing Government Bond 2006, Advantus Maturing Government Bond 2010, Advantus International Bond, Advantus Index 400 Mid-Cap, Advantus Real Estate Securities, AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Dent Demographic Trends, AIM V.I. Premier Equity, American Century Income and Growth, American Century Ultra, American Century Value, Credit Suisse Global Small Cap, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Fidelity VIP Mid-Cap, Franklin Large Cap Growth Securities, Franklin Mutual Shares Securities, Franklin Small-Mid Cap, Templeton Developing Markets Securities, Templeton Global Asset Allocation, Janus Aspen Balanced, Janus Aspen Forty, Janus Aspen International Growth, MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, MFS Value, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer International Growth, Putnam VT Growth and Income, Putnam VT International Equity, Putnam VT New Opportunities, Putnam VT New Value, Putnam VT Voyager, Van Kampen Comstock, Van Kampen Emerging Growth, Van Kampen Growth and Income, Waddell & Reed Balanced, Waddell & Reed Growth, Waddell & Reed International Value, Waddell & Reed Small Cap Growth, Waddell & Reed Value, Waddell & Reed Micro-Cap Growth, Waddell & Reed Small Cap Value, Waddell & Reed Core Equity, Waddell & Reed Asset Strategy, Waddell & Reed International Growth, Waddell & Reed Science & Technology, Waddell & Reed Bond, Waddell & Reed Dividend Income, Waddell & Reed High Income, Waddell & Reed Limited-Term Bond, Waddell & Reed Money Market, Waddell & Reed Mortgage Securities, Waddell & Reed Real Estate Securities, Waddell & Reed Global Natural Resources and Waddell & Reed Mid Cap Growth Segregated Sub-Accounts of Variable Annuity Account (the Account), as of December 31, 2005, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the two years or periods in the period then ended, and the financial highlights for each of the five years or periods in the period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2005, were confirmed to us by the respective sub-account mutual fund or, for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Advantus Bond, Advantus Money Market, Advantus Index 500, Advantus Mortgage Securities, Advantus Maturing Government Bond 2006, Advantus Maturing Government Bond 2010, Advantus International Bond, Advantus Index 400 Mid-Cap, Advantus Real Estate Securities, AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Dent Demographic Trends,

          KPMG LLP, a U.S. limited liability partnership, is the U.S.
            member firm of KPMG International, a Swiss cooperative.

(KPMG LOGO)

AIM V.I. Premier Equity, American Century Income and Growth, American Century Ultra, American Century Value, Credit Suisse Global Small Cap, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Fidelity VIP Mid-Cap, Franklin Large Cap Growth Securities, Franklin Mutual Shares Securities, Franklin Small-Mid Cap, Templeton Developing Markets Securities, Templeton Global Asset Allocation, Janus Aspen Balanced, Janus Aspen Forty, Janus Aspen International Growth, MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, MFS Value, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer International Growth, Putnam VT Growth and Income, Putnam VT International Equity, Putnam VT New Opportunities, Putnam VT New Value, Putnam VT Voyager, Van Kampen Comstock, Van Kampen Emerging Growth, Van Kampen Growth and Income, Waddell & Reed Balanced, Waddell & Reed Growth, Waddell & Reed International Value, Waddell & Reed Small Cap Growth, Waddell & Reed Value, Waddell & Reed Micro-Cap Growth, Waddell & Reed Small Cap Value, Waddell & Reed Core Equity, Waddell & Reed Asset Strategy, Waddell & Reed International Growth, Waddell & Reed Science & Technology, Waddell & Reed Bond, Waddell & Reed Dividend Income, Waddell & Reed High Income, Waddell & Reed Limited-Term Bond, Waddell & Reed Money Market, Waddell & Reed Mortgage Securities, Waddell & Reed Real Estate Securities, Waddell & Reed Global Natural Resources and Waddell & Reed Mid Cap Growth Segregated Sub-Accounts of Variable Annuity Account at December 31, 2005, and the results of their operations for the year or period then ended, the changes in their net assets for each of the two years or periods in the period then ended, and the financial highlights for each of the five years or periods in the period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Minneapolis, Minnesota
March 24, 2006

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005

                                                                               SEGREGATED SUB-ACCOUNTS
                                                 -----------------------------------------------------------------------------------
                                                                                                  ADVANTUS   ADVANTUS
                                                               ADVANTUS    ADVANTUS    ADVANTUS   MATURING   MATURING     ADVANTUS
                                                   ADVANTUS      MONEY      INDEX      MORTGAGE  GOVERNMENT GOVERNMENT INTERNATIONAL
                                                     BOND       MARKET       500      SECURITIES  BOND 2006  BOND 2010      BOND
                                                 ------------ ---------- ----------- ----------- ---------- ---------- -------------
                     ASSETS
Investments in shares of Advantus Series Fund,
   Inc.:
   Bond Portfolio, 113,477,125 shares at net
      asset value of $1.48 per share
      (cost $149,215,626) ...................... $167,438,789         --          --          --         --         --           --
   Money Market Portfolio, 38,026,772 shares at
      net asset value of $1.00 per share
      (cost $38,026,772) .......................           -- 38,026,772          --          --         --         --           --
   Index 500 Portfolio, 63,232,907 shares at net
      asset value of $3.98 per share
      (cost $205,691,934) ......................           --         -- 251,778,323          --         --         --           --
   Mortgage Securities Portfolio, 89,513,814
      shares at net asset value of $1.45 per
      share (cost $112,568,901) ................           --         --          -- 129,479,315         --         --           --
   Maturing Government Bond 2006 Portfolio,
      2,762,513 shares at net asset value of
      $1.39 per share (cost $3,476,783) ........           --         --          --          --  3,849,043         --           --
   Maturing Government Bond 2010 Portfolio,
      3,035,129 shares at net asset value of
      $1.60 per share (cost $4,445,496) ........           --         --          --          --         --  4,859,126           --
   International Bond Portfolio, 33,101,698
      shares at net asset value of $1.33 per
      share (cost $35,181,008) .................           --         --          --          --         --         --   43,877,161
                                                 ------------ ---------- ----------- -----------  ---------  ---------   ----------
                                                  167,438,789 38,026,772 251,778,323 129,479,315  3,849,043  4,859,126   43,877,161
Receivable from Minnesota Life for contract
   purchase payments ...........................      159,054         --      94,180          --         --         --        5,982
Receivable for investments sold ................           --    456,234          --      72,521        130        153           --
                                                 ------------ ---------- ----------- -----------  ---------  ---------   ----------
         Total assets ..........................  167,597,843 38,483,006 251,872,503 129,551,836  3,849,173  4,859,279   43,883,143
                                                 ------------ ---------- ----------- -----------  ---------  ---------   ----------

                   LIABILITIES

Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges ...............           --    456,340          --      72,703        130        153           --
Payable for investments purchased ..............      159,531         --      94,349          --         --         --        5,994
                                                 ------------ ---------- ----------- -----------  ---------  ---------   ----------
         Total liabilities .....................      159,531    456,340      94,349      72,703        130        153        5,994
                                                 ------------ ---------- ----------- -----------  ---------  ---------   ----------
         Net assets applicable to Contract
            owners ............................. $167,438,312 38,026,666 251,778,154 129,479,133  3,849,043  4,859,126   43,877,149
                                                 ============ ========== =========== ===========  =========  =========   ==========

             CONTRACT OWNERS' EQUITY

Contracts in accumulation period ...............  165,427,565 37,972,570 170,236,225 127,326,911  3,618,545  4,610,967   43,650,033
Contracts in annuity payment period (note 2) ...    2,010,747     54,096  81,541,929   2,152,222    230,498    248,159      227,116
                                                 ------------ ---------- ----------- -----------  ---------  ---------   ----------
         Total Contract Owners' Equity ......... $167,438,312 38,026,666 251,778,154 129,479,133  3,849,043  4,859,126   43,877,149
                                                 ============ ========== =========== ===========  =========  =========   ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                        ---------------------------------------------------------------------------
                                                                                                       AIM V.I.            AMERICAN
                                                          ADVANTUS    ADVANTUS    AIM V.I.               DENT    AIM V.I.  CENTURY
                                                         INDEX 400  REAL ESTATE AGGRESSIVE  AIM V.I. DEMOGRAPHIC  PREMIER  INCOME
                                                          MID-CAP    SECURITIES   GROWTH    BALANCED    TRENDS    EQUITY   & GROWTH
                                                        ----------- ----------- ---------- --------- ----------- -------- ---------
                         ASSETS

Investments in shares of Advantus Series Fund, Inc.:
   Index 400 Mid-Cap Portfolio, 28,241,269 shares at
      net asset value of $1.68 per share
      (cost $37,713,304) .............................. $47,378,542          --         --        --        --         --        --
   Real Estate Securities Portfolio, 33,472,623 shares
      at net asset value of $2.19 per share
      (cost $49,568,020) ..............................          --  73,377,915         --        --        --         --        --
Investments in shares of the AIM Variable Insurance
   Funds:
   Aggressive Growth Fund, 148,753 shares at net asset
      value of $12.41 per share (cost $1,604,212) .....          --          --  1,846,029        --        --         --        --
   Balanced Fund, 191,806 shares at net asset value
      of $10.92 per share (cost $1,719,243) ...........          --          --         -- 2,094,525        --         --        --
   Dent Demographic Trends Fund, 97,488 shares at net
      asset value of $5.94 per share (cost $486,071) ..          --          --         --        --   579,080         --        --
   Premier Equity Fund, 28,563 shares at net asset
      value of $22.18 per share (cost $541,164) .......          --          --         --        --        --    633,522        --
Investments in shares of the American Century Variable
   Portfolios, Inc.:
   Income & Growth Fund, 534,497 shares at net asset
      value of $7.50 per share (cost $3,513,525) ......          --          --         --        --        --         -- 4,008,729
                                                        -----------  ----------  --------- ---------   -------    ------- ---------
                                                         47,378,542  73,377,915  1,846,029 2,094,525   579,080    633,522 4,008,729
Receivable from Minnesota Life for contract purchase
   payments ...........................................     122,746          --         --       240        --         --        --
Receivable for investments sold .......................          --      95,880         41        --         3         14       160
                                                        -----------  ----------  --------- ---------   -------    ------- ---------
         Total assets .................................  47,501,288  73,473,795  1,846,070 2,094,765   579,083    633,536 4,008,889
                                                        -----------  ----------  --------- ---------   -------    ------- ---------

                      LIABILITIES

Payable to Minnesota Life for contract terminations,
   withdrawal payments and mortality and expense
   charges ............................................          --      96,107         48        --         6         16       186
Payable for investments purchased .....................     122,914          --         --       252        --         --        --
                                                        -----------  ----------  --------- ---------   -------    ------- ---------
         Total liabilities ............................     122,914      96,107         48       252         6         16       186
                                                        -----------  ----------  --------- ---------   -------    ------- ---------
         Net assets applicable to Contract owners ..... $47,378,374  73,377,688  1,846,022 2,094,513   579,077    633,520 4,008,703
                                                        ===========  ==========  ========= =========   =======    ======= =========

                CONTRACT OWNERS' EQUITY

Contracts in accumulation period ......................  46,804,635  72,503,520  1,846,022 2,094,513   579,077    633,520 4,008,703
Contracts in annuity payment period (note 2) ..........     573,739     874,168         --        --        --         --        --
                                                        -----------  ----------  --------- ---------   -------    ------- ---------
         Total Contract Owners' Equity ................ $47,378,374  73,377,688  1,846,022 2,094,513   579,077    633,520 4,008,703
                                                        ===========  ==========  ========= =========   =======    ======= =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

                                                                                 SEGREGATED SUB-ACCOUNTS
                                                     -------------------------------------------------------------------------------
                                                                              CREDIT                                       FRANKLIN
                                                       AMERICAN   AMERICAN    SUISSE   FIDELITY                 FIDELITY   LARGE CAP
                                                        CENTURY    CENTURY    GLOBAL      VIP    FIDELITY VIP      VIP      GROWTH
                                                        ULTRA       VALUE   SMALL CAP CONTRAFUND EQUITY-INCOME   MID-CAP  SECURITIES
                                                     ----------- ---------- --------- ---------- ------------- ---------- ----------
                       ASSETS

Investments in shares of the American Century
   Variable Portfolios, Inc.:
   Ultra Fund, 5,199,246 shares at net asset
      value of $10.33 per share
      (cost $48,261,199) ........................... $53,708,212         --        --         --           --          --         --
   Value Fund, 2,249,771 shares at net asset
      value of $8.19 per share
      (cost $17,823,702) ...........................          -- 18,425,625        --         --           --          --         --
Investments in shares of the Credit Suisse Trust:
   Global Small Cap Portfolio, 229,058 shares at
      net asset value of $12.95 per share
      (cost $2,251,506) ............................          --         -- 2,966,300         --           --          --         --
Investments in shares of the Fidelity Variable
   Insurance Products Funds:
   Contrafund Portfolio, 2,070,259 shares at net
      asset value of $30.69 per share
      (cost $48,510,103) ...........................          --         --        -- 63,536,252           --          --         --
   Equity-Income Portfolio, 4,431,408 shares at
      net asset value of $25.17 per share
      (cost $98,689,250) ...........................          --         --        --         --  111,538,550          --         --
   Mid-Cap Portfolio, 1,755,679 shares at net
      asset value of $34.67 per share
      (cost $40,343,229) ...........................          --         --        --         --           --  60,869,388         --
Investments in shares of the Franklin Templeton
   Variable Insurance Products Fund:
   Large Cap Growth Securities Fund, 279,736
      shares at net asset value of $14.97 per
      share (cost $3,988,385) ......................          --         --        --         --           --          --  4,187,645
                                                     ----------- ---------- --------- ----------  -----------  ----------  ---------
                                                      53,708,212 18,425,625 2,966,300 63,536,252  111,538,550  60,869,388  4,187,645
Receivable from Minnesota Life for contract
   purchase payments ...............................     131,283     93,912        --    148,637       34,524          --         --
Receivable for investments sold ....................          --         --     7,736         --           --       5,169      4,460
                                                     ----------- ---------- --------- ----------  -----------  ----------  ---------
         Total assets ..............................  53,839,495 18,519,537 2,974,036 63,684,889  111,573,074  60,874,557  4,192,105
                                                     ----------- ---------- --------- ----------  -----------  ----------  ---------

                     LIABILITIES

Payable to Minnesota Life for contract terminations,
   withdrawal payments and mortality and expense
   charges .........................................          --         --     7,736         --           --       5,314      4,486
Payable for investments purchased ..................     131,661     94,021        --    148,783       35,029          --         --
                                                     ----------- ---------- --------- ----------  -----------  ----------  ---------
         Total liabilities .........................     131,661     94,021     7,736    148,783       35,029       5,314      4,486
                                                     ----------- ---------- --------- ----------  -----------  ----------  ---------
         Net assets applicable to Contract owners .. $53,707,834 18,425,516 2,966,300 63,536,106  111,538,045  60,869,243  4,187,619
                                                     =========== ========== ========= ==========  ===========  ==========  =========

               CONTRACT OWNERS' EQUITY

Contracts in accumulation period ...................  53,707,834 18,425,516 2,966,300 63,274,628  110,607,895  60,322,073  4,187,619
Contracts in annuity payment period (note 2) .......          --         --        --    261,478      930,150     547,170         --
                                                     ----------- ---------- --------- ----------  -----------  ----------  ---------
         Total Contract Owners' Equity ............. $53,707,834 18,425,516 2,966,300 63,536,106  111,538,045  60,869,243  4,187,619
                                                     =========== ========== ========= ==========  ===========  ==========  =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

                                                                               SEGREGATED SUB-ACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                    FRANKLIN              TEMPLETON TEMPLETON                           JANUS
                                                     MUTUAL    FRANKLIN  DEVELOPING   GLOBAL     JANUS     JANUS        ASPEN
                                                     SHARES    SMALL-MID   MARKETS     ASSET     ASPEN     ASPEN    INTERNATIONAL
                                                   SECURITIES    CAP     SECURITIES ALLOCATION  BALANCED   FORTY       GROWTH
                                                   ---------- ---------- ---------- ---------- --------- ---------- -------------
                       ASSETS
Investments in shares of the Franklin Templeton
   Variable Insurance Products Fund:
   Mutual Shares Securities Fund, 475,895 shares
      at net asset value of $18.17 per share
      (cost $7,298,295) .......................... $8,647,018         --         --         --        --         --           --
   Small-Mid Cap Fund, 794,163 shares at net
      asset value of $20.36 per share
      (cost $13,538,319) .........................         -- 16,169,157         --         --        --         --           --
   Developing Markets Securities Fund, 2,987,919
      shares at net asset value of $10.90 per
      share (cost $24,000,002) ...................         --         -- 32,568,317         --        --         --           --
   Global Asset Allocation Fund, 427,305 shares
      at net asset value of $20.88 per share
      (cost $7,751,913) ..........................         --         --         --  8,922,125        --         --           --
Investments in shares of the Janus Aspen Series:
   Balanced Portfolio, 187,566 shares at net
      asset value of $26.62 per share
      (cost $4,545,084) ..........................         --         --         --         -- 4,993,002         --           --
   Forty Portfolio, 973,902 shares at net asset
      value of $27.45 per share
      (cost $25,415,052) .........................         --         --         --         --        -- 26,733,603           --
   International Growth Portfolio, 1,004,194
      shares at net asset value of $35.17 per
      share (cost $28,684,356) ...................         --         --         --         --        --         --   35,317,506
                                                   ---------- ---------- ----------  --------- --------- ----------   ----------
                                                    8,647,018 16,169,157 32,568,317  8,922,125 4,993,002 26,733,603   35,317,506
Receivable from Minnesota Life for contract
   purchase payments .............................         --      8,580    312,980        592    11,746      9,421      117,392
Receivable for investments sold ..................        275         --         --         --        --         --           --
                                                   ---------- ---------- ----------  --------- --------- ----------   ----------
         Total assets ............................  8,647,293 16,177,737 32,881,297  8,922,717 5,004,748 26,743,024   35,434,898
                                                   ---------- ---------- ----------  --------- --------- ----------   ----------

                     LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges .................        321         --         --         --        --         --           --
Payable for investments purchased ................         --      8,612    313,084        592    11,762      9,462      117,510
                                                   ---------- ---------- ----------  --------- --------- ----------   ----------
         Total liabilities .......................        321      8,612    313,084        592    11,762      9,462      117,510
                                                   ---------- ---------- ----------  --------- --------- ----------   ----------
         Net assets applicable to Contract
            owners ............................... $8,646,972 16,169,125 32,568,213  8,922,125 4,992,986 26,733,562   35,317,388
                                                   ========== ========== ==========  ========= ========= ==========   ==========

               CONTRACT OWNERS' EQUITY
Contracts in accumulation period .................  8,646,972 16,100,357 32,161,845  8,881,920 4,992,986 26,588,802   35,175,614
Contracts in annuity payment period (note 2) .....         --     68,768    406,368     40,205        --    144,760      141,774
                                                   ---------- ---------- ----------  --------- --------- ----------   ----------
         Total Contract Owners' Equity ........... $8,646,972 16,169,125 32,568,213  8,922,125 4,992,986 26,733,562   35,317,388
                                                   ========== ========== ==========  ========= ========= ==========   ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

                                                                                SEGREGATED SUB-ACCOUNTS
                                                   --------------------------------------------------------------------------------
                                                       MFS
                                                    INVESTORS    MFS        MFS               OPPENHEIMER              OPPENHEIMER
                                                     GROWTH    MID CAP      NEW       MFS       CAPITAL   OPPENHEIMER INTERNATIONAL
                                                      STOCK     GROWTH   DISCOVERY   VALUE   APPRECIATION HIGH INCOME    GROWTH
                                                   ---------- --------- ---------- --------- ------------ ----------- -------------
                       ASSETS
Investments in shares of the MFS Variable
   Insurance Trust:
   Investors Growth Stock Series, 150,704 shares
      at net asset value of $9.72 per share
      (cost $1,282,204) .......................... $1,464,846        --         --        --          --           --          --
   Mid Cap Growth Series, 192,281 shares at net
      asset value of $7.20 per share
      (cost $1,237,271) ..........................         -- 1,384,422         --        --          --           --          --
   New Discovery Series, 805,279 shares at net
      asset value of $15.45 per share
      (cost $11,132,725) .........................         --        -- 12,441,568        --          --           --          --
   Value Series, 449,247 shares at net asset
      value of $12.45 per share
      (cost $5,016,886) ..........................         --        --         -- 5,593,128          --           --          --
Investments in shares of the Oppenheimer
   Variable Account Funds:
   Capital Appreciation Fund, 139,681 shares at
      net asset value of $38.23 per share
      (cost $4,787,046) ..........................         --        --         --        --   5,340,000           --          --
   High Income Fund, 2,911,088 shares at net
      asset value of $8.39 per share
      (cost $24,378,015) .........................         --        --         --        --          --   24,424,026          --
Investments in shares of the Panorama Series
   Funds, Inc.:
   International Growth Fund, 3,797,310 shares
      at net asset value of $1.53 per share
      (cost $4,649,654) ..........................         --        --         --        --          --           --   5,809,884
                                                   ---------- --------- ---------- ---------   ---------   ----------   ---------
                                                    1,464,846 1,384,422 12,441,568 5,593,128   5,340,000   24,424,026   5,809,884
Receivable from Minnesota Life for contract
   purchase payments .............................         --        --         --    23,466          --       43,661      12,482
Receivable for investments sold ..................         33        54      4,685        --      44,915           --          --
                                                   ---------- --------- ---------- ---------   ---------   ----------   ---------
         Total assets ............................  1,464,879 1,384,476 12,446,253 5,616,594   5,384,915   24,467,687   5,822,366
                                                   ---------- --------- ---------- ---------   ---------   ----------   ---------

                     LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges .................         39        60      4,769        --      44,938           --          --
Payable for investments purchased ................         --        --         --    23,492          --       43,817      12,519
                                                   ---------- --------- ---------- ---------   ---------   ----------   ---------
         Total liabilities .......................         39        60      4,769    23,492      44,938       43,817      12,519
                                                   ---------- --------- ---------- ---------   ---------   ----------   ---------
         Net assets applicable to Contract
            owners ............................... $1,464,840 1,384,416 12,441,484 5,593,102   5,339,977   24,423,870   5,809,847
                                                   ========== ========= ========== =========   =========   ==========   =========

               CONTRACT OWNERS' EQUITY
Contracts in accumulation period .................  1,464,840 1,384,416 12,441,484 5,593,102   5,339,977   24,072,081   5,809,847
Contracts in annuity payment period (note 2) .....         --        --         --        --          --      351,789          --
                                                   ---------- --------- ---------- ---------   ---------   ----------   ---------
         Total Contract Owners' Equity ........... $1,464,840 1,384,416 12,441,484 5,593,102   5,339,977   24,423,870   5,809,847
                                                   ========== ========= ========== =========   =========   ==========   =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005

                                                                                 SEGREGATED SUB-ACCOUNTS
                                                     ------------------------------------------------------------------------------
                                                                                                                              VAN
                                                      PUTNAM VT   PUTNAM VT     PUTNAM VT   PUTNAM VT                       KAMPEN
                                                     GROWTH AND INTERNATIONAL      NEW         NEW    PUTNAM VT VAN KAMPEN EMERGING
                                                       INCOME       EQUITY    OPPORTUNITIES   VALUE    VOYAGER   COMSTOCK   GROWTH
                                                     ---------- ------------- ------------- --------- --------- ---------- --------
                       ASSETS
Investments in shares of the Putnam Variable Trust:
   Growth and Income Fund, 80,926 shares at net
      asset value of $26.35 per share
      (cost $1,827,372) ............................ $2,132,404           --          --           --        --         --       --
   International Equity Fund, 739,423 shares at net
      asset value of $16.26 per share
      (cost $9,599,632) ............................         --   12,023,021          --           --        --         --       --
   New Opportunities Fund, 22,173 shares at net
      asset value of $18.46 per share
      (cost $343,870) ..............................         --           --     409,322           --        --         --       --
   New Value Fund, 181,733 shares at net asset
      value of $17.14 per share (cost $2,744,232) ..         --           --          --    3,114,896        --         --       --
   Voyager Fund, 35,668 shares at net asset value
      of $28.55 per share (cost $917,129) ..........         --           --          --           -- 1,018,318         --       --
Investments in shares of the Van Kampen Funds, Inc.:
   Comstock Fund, 555,027 shares at net asset value
      of $13.65 per share (cost $6,928,945) ........         --           --          --           --        --  7,576,119       --
   Emerging Growth Fund, 14,405 shares at net asset
      value of $27.81 per share (cost $360,322) ....         --           --          --           --        --         --  400,607
                                                     ----------   ----------     -------    --------- ---------  ---------  -------
                                                      2,132,404   12,023,021     409,322    3,114,896 1,018,318  7,576,119  400,607
Receivable from Minnesota Life for contract purchase
      payments .....................................         --           --          --           --        --      3,522       --
Receivable for investments sold ....................         51        1,195          16          136        39         --       16
                                                     ----------   ----------     -------    --------- ---------  ---------  -------
      Total assets .................................  2,132,455   12,024,216     409,338    3,115,032 1,018,357  7,579,641  400,623
                                                     ----------   ----------     -------    --------- ---------  ---------  -------
                    LIABILITIES
Payable to Minnesota Life for contract terminations,
   withdrawal payments and mortality and expense
   charges .........................................         59        1,263          18          157        42         --       19
Payable for investments purchased ..................         --           --          --           --        --      3,581       --
                                                     ----------   ----------     -------    --------- ---------  ---------  -------
      Total liabilities ............................         59        1,263          18          157        42      3,581       19
                                                     ----------   ----------     -------    --------- ---------  ---------  -------
      Net assets applicable to Contract owners ..... $2,132,396   12,022,953     409,320    3,114,875 1,018,315  7,576,060  400,604
                                                     ==========   ==========     =======    ========= =========  =========  =======
               CONTRACT OWNERS' EQUITY
Contracts in accumulation period ...................  2,132,396   12,022,953     409,320    3,114,875 1,018,315  7,576,060  400,604
Contracts in annuity payment period (note 2) .......         --           --          --           --        --         --       --
                                                     ----------   ----------     -------    --------- ---------  ---------  -------
      Total Contract Owners' Equity ................ $2,132,396   12,022,953     409,320    3,114,875 1,018,315  7,576,060  400,604
                                                     ==========   ==========     =======    ========= =========  =========  =======

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005

                                                                     SEGREGATED SUB-ACCOUNTS
                                                  -------------------------------------------------------------
                                                  VAN KAMPEN                                     WADDELL & REED
                                                  GROWTH AND   WADDELL & REED   WADDELL & REED    INTERNATIONAL
                                                    INCOME        BALANCED          GROWTH            VALUE
                                                  ----------   --------------   --------------   --------------
                       ASSETS
Investments in shares of the Van Kampen Funds:
   Growth and Income Fund, 120,989 shares at net
      asset value of $20.46 per share
      (cost $2,258,637) ......................... $2,475,441              --               --               --
Investments in shares of the Waddell & Reed
   Target Funds, Inc.:
   Balanced Portfolio, 24,122,713 shares at net
      asset value of $7.96 per share
      (cost $192,646,556) .......................         --     192,091,575               --               --
   Growth Portfolio, 18,973,438 shares at net
      asset value of $9.31 per share
      (cost $177,349,474) .......................         --              --      176,693,941               --
   International Value Portfolio, 10,375,750
      shares at net asset value of $19.17 per
      share (cost $170,665,710) .................         --              --               --      198,919,721
   Small Cap Growth Portfolio, 8,372,245 shares
      at net asset value of $10.49 per share
      (cost $87,492,205) ........................         --              --               --               --
   Value Portfolio, 12,886,775 shares at net
      asset value of $6.07 per share
      (cost $73,726,074) ........................         --              --               --               --
   Micro-Cap Growth Portfolio, 1,235,661 shares
      at net asset value of $17.89 per share
      (cost $18,688,789) ........................         --              --               --               --
                                                  ----------     -----------      -----------      -----------
                                                   2,475,441     192,091,575      176,693,941      198,919,721
Receivable from Minnesota Life for contract
   purchase payments ............................     92,570              --            1,183               --
Receivable for investments sold .................         --          92,686               --            3,326
                                                  ----------     -----------      -----------      -----------
      Total assets ..............................  2,568,011     192,184,261      176,695,124      198,923,047
                                                  ----------     -----------      -----------      -----------
                   LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges ................         --          92,793               --            3,817
Payable for investments purchased ...............     92,585              --            1,485               --
                                                  ----------     -----------      -----------      -----------
      Total liabilities .........................     92,585          92,793            1,485            3,817
                                                  ----------     -----------      -----------      -----------
      Net assets applicable to Contract owners .. $2,475,426     192,091,468      176,693,639      198,919,230
                                                  ==========     ===========      ===========      ===========
             CONTRACT OWNERS' EQUITY
Contracts in accumulation period ................  2,475,426     187,668,860      174,576,703      198,901,284
Contracts in annuity payment period (note 2) ....         --       4,422,608        2,116,936           17,946
                                                  ----------     -----------      -----------      -----------
      Total Contract Owners' Equity ............. $2,475,426     192,091,468      176,693,639      198,919,230
                                                  ==========     ===========      ===========      ===========

                                                               SEGREGATED SUB-ACCOUNTS
                                                  ------------------------------------------------
                                                  WADDELL & REED                    WADDELL & REED
                                                     SMALL CAP     WADDELL & REED      MICRO-CAP
                                                      GROWTH            VALUE           GROWTH
                                                  --------------   --------------   --------------
                       ASSETS
Investments in shares of the Van Kampen Funds:
   Growth and Income Fund, 120,989 shares at net
      asset value of $20.46 per share
      (cost $2,258,637) .........................           --               --               --
Investments in shares of the Waddell & Reed
   Target Funds, Inc.:
   Balanced Portfolio, 24,122,713 shares at net
      asset value of $7.96 per share
      (cost $192,646,556) .......................           --               --               --
   Growth Portfolio, 18,973,438 shares at net
      asset value of $9.31 per share
      (cost $177,349,474) .......................           --               --               --
   International Value Portfolio, 10,375,750
      shares at net asset value of $19.17 per
      share (cost $170,665,710) .................           --               --               --
   Small Cap Growth Portfolio, 8,372,245 shares
      at net asset value of $10.49 per share
      (cost $87,492,205) ........................   87,798,063               --               --
   Value Portfolio, 12,886,775 shares at net
      asset value of $6.07 per share
      (cost $73,726,074) ........................           --       78,226,588               --
   Micro-Cap Growth Portfolio, 1,235,661 shares
      at net asset value of $17.89 per share
      (cost $18,688,789) ........................           --               --       22,102,512
                                                    ----------       ----------       ----------
                                                    87,798,063       78,226,588       22,102,512
Receivable from Minnesota Life for contract
   purchase payments ............................       10,648               --            5,906
Receivable for investments sold .................           --           21,105               --
                                                    ----------       ----------       ----------
      Total assets ..............................   87,808,711       78,247,693       22,108,418
                                                    ----------       ----------       ----------
                   LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges ................           --           21,276               --
Payable for investments purchased ...............       10,802               --            5,973
                                                    ----------       ----------       ----------
      Total liabilities .........................       10,802           21,276            5,973
                                                    ----------       ----------       ----------
      Net assets applicable to Contract owners ..   87,797,909       78,226,417       22,102,445
                                                    ==========       ==========       ==========
             CONTRACT OWNERS' EQUITY
Contracts in accumulation period ................   86,496,421       77,297,401       21,943,691
Contracts in annuity payment period (note 2) ....    1,301,488          929,016          158,754
                                                    ----------       ----------       ----------
      Total Contract Owners' Equity .............   87,797,909       78,226,417       22,102,445
                                                    ==========       ==========       ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005

                                                                              SEGREGATED SUB-ACCOUNTS
                                               -------------------------------------------------------------------------------------
                                                                                                      WADDELL               WADDELL
                                                WADDELL &    WADDELL &   WADDELL &  WADDELL & REED    & REED     WADDELL     & REED
                                                REED SMALL   REED CORE  REED ASSET   INTERNATIONAL   SCIENCE &    & REED    DIVIDEND
                                                CAP VALUE     EQUITY     STRATEGY       GROWTH      TECHNOLOGY     BOND      INCOME
                                               -----------  ----------  ----------  --------------  ----------  ---------  ---------
                    ASSETS

Investments in shares of the
   Waddell & Reed Target Funds, Inc.:
   Small Cap Value Portfolio, 4,198,178
      shares at net asset value of $14.58 per
      share (cost $59,801,500) ..............  $61,222,029          --          --            --            --         --         --
   Core Equity Portfolio, 1,347,578 shares at
      net asset value of $11.12 per share
      (cost $14,317,722) ....................           --  14,988,166          --            --            --         --         --
   Asset Strategy Portfolio, 3,098,607 shares
      at net asset value of $8.86 per share
      (cost $25,487,427) ....................           --          --  27,458,309            --            --         --         --
   International Growth Portfolio, 1,331,046
      shares at net asset value of $7.59 per
      share (cost $8,788,586) ...............           --          --          --    10,108,632            --         --         --
   Science & Technology Portfolio, 930,709
      shares at net asset value of $16.88 per
      share (cost $13,320,580) ..............           --          --          --            --    15,714,837         --         --
   Bond Portfolio, 1,375,309 shares at net
      asset value of $5.29 per share
      (cost $7,661,502) .....................           --          --          --            --            --  7,278,134         --
   Dividend Income Portfolio, 887,243 shares
      at net asset value of $6.11 per share
      (cost $4,881,474) .....................           --          --          --            --            --         --  5,423,010
                                               -----------  ----------  ----------    ----------    ----------  ---------  ---------
                                                61,222,029  14,988,166  27,458,309    10,108,632    15,714,837  7,278,134  5,423,010
Receivable from Minnesota Life for contract
   purchase payments ........................       31,076          --     133,060        19,816        53,536      4,196      6,510
Receivable for investments sold .............           --      60,723          --            --            --         --         --
                                               -----------  ----------  ----------    ----------    ----------  ---------  ---------
      Total assets ..........................   61,253,105  15,048,889  27,591,369    10,128,448    15,768,373  7,282,330  5,429,520
                                               -----------  ----------  ----------    ----------    ----------  ---------  ---------

                 LIABILITIES

Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges ............           --      60,782          --            --            --         --         --
Payable for investments purchased ...........       31,310          --     133,238        19,909        53,688      4,250      6,564
                                               -----------  ----------  ----------    ----------    ----------  ---------  ---------
      Total liabilities .....................       31,310      60,782     133,238        19,909        53,688      4,250      6,564
                                               -----------  ----------  ----------    ----------    ----------  ---------  ---------
      Net assets applicable to Contract
         owners .............................  $61,221,795  14,988,107  27,458,131    10,108,539    15,714,685  7,278,080  5,422,956
                                               ===========  ==========  ==========    ==========    ==========  =========  =========

           CONTRACT OWNERS' EQUITY

Contracts in accumulation period ............   60,452,717  14,688,757  27,383,405     8,092,588    15,697,991  7,278,080  5,422,956
Contracts in annuity payment period
   (note 2) .................................      769,078     299,350      74,726     2,015,951        16,694         --         --
                                               -----------  ----------  ----------    ----------    ----------  ---------  ---------
      Total Contract Owners' Equity .........  $61,221,795  14,988,107  27,458,131    10,108,539    15,714,685  7,278,080  5,422,956
                                               ===========  ==========  ==========    ==========    ==========  =========  =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

                                                                            SEGREGATED SUB-ACCOUNTS
                                               --------------------------------------------------------------------------------
                                                             WADDELL                                        WADDELL
                                                              & REED    WADDELL     WADDELL    WADDELL &    & REED     WADDELL
                                                WADDELL &    LIMITED-    & REED     & REED     REED REAL    GLOBAL     & REED
                                                REED HIGH      TERM      MONEY     MORTGAGE     ESTATE      NATURAL    MID CAP
                                                  INCOME       BOND      MARKET   SECURITIES  SECURITIES  RESOURCES*   GROWTH*
                                               -----------  ---------  ---------  ----------  ----------  ----------  --------
                    ASSETS

Investments in shares of the Waddell & Reed
   Target Funds, Inc.:
   High Income Portfolio, 3,346,996 shares at
      net asset value of $3.25 per share
      (cost $11,587,268) ....................  $10,883,092         --         --          --          --          --         --
   Limited-Term Bond Portfolio, 425,961
      shares at net asset value of $5.47 per
      share (cost $2,395,571) ...............           --  2,330,136         --          --          --          --         --
   Money Market Portfolio, 1,267,814 shares
      at net asset value of $1.0 per share
      (cost $1,267,814) .....................           --         --  1,267,814          --          --          --         --
   Mortgage Securities Portfolio, 3,300,046
      shares at net asset value of $4.98 per
      share (cost $16,617,977) ..............           --         --         --  16,432,581          --          --         --
   Real Estate Securities Portfolio,
      1,019,450 shares at net asset value of
      $6.96 per share (cost $6,425,789) .....           --         --         --          --   7,096,596          --         --
   Global Natural Resources Portfolio,
      1,210,864 shares at net asset value of
      $6.27 per share (cost $6,834,871) .....           --         --         --          --          --   7,594,658         --
   Mid Cap Growth Portfolio, 723,376 shares
      at net asset value of $6.07 per share
      (cost $3,864,229) .....................           --         --         --          --          --          --  4,387,567
                                               -----------  ---------  ---------  ----------   ---------   ---------  ---------
                                                10,883,092  2,330,136  1,267,814  16,432,581   7,096,596   7,594,658  4,387,567
Receivable from Minnesota Life for contract
   purchase payments ........................           --         --         --          --       4,178      48,192         --
Receivable for investments sold .............          486         96        177         594          --          --        163
                                               -----------  ---------  ---------  ----------   ---------   ---------  ---------
      Total assets ..........................   10,883,578  2,330,232  1,267,991  16,433,175   7,100,774   7,642,850  4,387,730
                                               -----------  ---------  ---------  ----------   ---------   ---------  ---------

                 LIABILITIES

Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges ............          586        113        184         625          --          --        182
Payable for investments purchased ...........           --         --         --          --       4,256      48,260         --
                                               -----------  ---------  ---------  ----------   ---------   ---------  ---------
      Total liabilities .....................          586        113        184         625       4,256      48,260        182
                                               -----------  ---------  ---------  ----------   ---------   ---------  ---------
      Net assets applicable to Contract
         owners .............................  $10,882,992  2,330,119  1,267,807  16,432,550   7,096,518   7,594,590  4,387,548
                                               ===========  =========  =========  ==========   =========   =========  =========

           CONTRACT OWNERS' EQUITY

Contracts in accumulation period ............   10,882,992  2,330,119  1,267,807  16,432,550   7,096,518   7,594,590  4,387,548
Contracts in annuity payment period
   (note 2) .................................           --         --         --          --          --          --         --
                                               -----------  ---------  ---------  ----------   ---------   ---------  ---------
      Total Contract Owners' Equity .........  $10,882,992  2,330,119  1,267,807  16,432,550   7,096,518   7,594,590  4,387,548
                                               ===========  =========  =========  ==========   =========   =========  =========

*    For the period from April 28, 2005 to December 31, 2005.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2005

                                                                            SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------------------------
                                                                                                ADVANTUS    ADVANTUS
                                                          ADVANTUS     ADVANTUS     ADVANTUS    MATURING    MATURING     ADVANTUS
                                            ADVANTUS       MONEY        INDEX       MORTGAGE   GOVERNMENT  GOVERNMENT  INTERNATIONAL
                                              BOND         MARKET        500       SECURITIES   BOND 2006   BOND 2010      BOND
                                          ------------  -----------  -----------  -----------  ----------  ----------  -------------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund (note 4) ..  $         --      850,576           --           --          --          --           --
   Mortality, expense charges and
      administrative charges (note 3) ..    (2,105,348)    (312,019)  (2,931,136)  (1,745,659)    (55,043)    (70,308)    (579,318)
                                          ------------  -----------  -----------  -----------  ----------  ----------   ----------
      Investment income (loss) - net ...    (2,105,348)     538,557   (2,931,136)  (1,745,659)    (55,043)    (70,308)    (579,318)
                                          ------------  -----------  -----------  -----------  ----------  ----------   ----------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund ...........            --           --           --           --          --          --           --
                                          ------------  -----------  -----------  -----------  ----------  ----------   ----------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales ..............    23,045,493   31,187,763   45,031,867   24,713,259   1,762,485   2,200,328    4,357,409
      Cost of investments sold .........   (19,557,155) (31,187,763) (37,935,612) (20,975,813) (1,567,644) (1,855,548)  (3,255,975)
                                          ------------  -----------  -----------  -----------  ----------  ----------   ----------
                                             3,488,338           --    7,096,255    3,737,446     194,841     344,780    1,101,434
                                          ------------  -----------  -----------  -----------  ----------  ----------   ----------
      Net realized gains (losses) on
         investments ...................     3,488,338           --    7,096,255    3,737,446     194,841     344,780    1,101,434
                                          ------------  -----------  -----------  -----------  ----------  ----------   ----------
   Net change in unrealized appreciation
      or depreciation of investments ...       391,795           --    3,678,802       81,765    (233,643)   (352,162)  (5,438,030)
                                          ------------  -----------  -----------  -----------  ----------  ----------   ----------
      Net gains (losses) on
         investments ...................     3,880,133           --   10,775,057    3,819,211     (38,802)     (7,382)  (4,336,596)
                                          ------------  -----------  -----------  -----------  ----------  ----------   ----------
      Net increase (decrease) in net
         assets resulting from
         operations ....................  $  1,774,785      538,557    7,843,921    2,073,552     (93,845)    (77,690)  (4,915,914)
                                          ============  ===========  ===========  ===========  ==========  ==========   ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2005

                                                                        SEGREGATED SUB-ACCOUNTS
                                          ---------------------------------------------------------------------------------
                                                                                            AIM V.I.              AMERICAN
                                            ADVANTUS     ADVANTUS    AIM V.I.                 DENT     AIM V.I.    CENTURY
                                           INDEX 400   REAL ESTATE  AGGRESSIVE  AIM V.I.  DEMOGRAPHIC  PREMIER     INCOME
                                            MID-CAP     SECURITIES    GROWTH    BALANCED     TRENDS     EQUITY   AND GROWTH
                                          -----------  -----------  ----------  --------  -----------  --------  ----------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund (note 4) ..  $        --          --          --     25,863         --      3,888      68,650
   Mortality, expense charges and
      administrative charges (note 3) ..     (526,250)   (915,112)    (36,263)   (30,281)    (8,828)    (8,197)    (58,398)
                                          -----------  ----------    --------   --------   --------    -------    --------
      Investment income (loss) - net ...     (526,250)   (915,112)    (36,263)    (4,418)    (8,828)    (4,309)     10,252
                                          -----------  ----------    --------   --------   --------    -------    --------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund ...........           --          --          --         --         --         --          --
                                          -----------  ----------    --------   --------   --------    -------    --------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales ..............    8,187,877  13,825,022     530,376    301,446    224,609     82,361     998,389
      Cost of investments sold .........   (5,876,833) (7,497,393)   (447,288)  (420,613)  (194,851)   (69,414)   (805,107)
                                          -----------  ----------    --------   --------   --------    -------    --------
                                            2,311,044   6,327,629      83,088   (119,167)    29,758     12,947     193,282
                                          -----------  ----------    --------   --------   --------    -------    --------
      Net realized gains (losses) on
         investments ...................    2,311,044   6,327,629      83,088   (119,167)    29,758     12,947     193,282
                                          -----------  ----------    --------   --------   --------    -------    --------
   Net change in unrealized appreciation
      or depreciation of investments ...    2,449,251   1,121,734      17,357    193,416      1,465     16,115     (90,380)
                                          -----------  ----------    --------   --------   --------    -------    --------
      Net gains (losses) on
         investments ...................    4,760,295   7,449,363     100,445     74,249     31,223     29,062     102,902
                                          -----------  ----------    --------   --------   --------    -------    --------
      Net increase (decrease) in net
         assets resulting from
         operations ....................  $ 4,234,045   6,534,251      64,182     69,831     22,395     24,753     113,154
                                          ===========  ==========    ========   ========   ========    =======    ========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2005

                                                                          SEGREGATED SUB-ACCOUNTS
                                          --------------------------------------------------------------------------------------
                                                                  CREDIT                                               FRANKLIN
                                           AMERICAN   AMERICAN    SUISSE                                               LARGE CAP
                                            CENTURY    CENTURY    GLOBAL   FIDELITY VIP   FIDELITY VIP  FIDELITY VIP    GROWTH
                                             ULTRA      VALUE   SMALL CAP   CONTRAFUND   EQUITY-INCOME     MID-CAP    SECURITIES
                                          ----------  --------  ---------  ------------  -------------  ------------  ----------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund (note 4) ..  $       --    62,953        --        62,144     1,342,862             --      21,795
   Mortality, expense charges and
      administrative charges (note 3) ..    (657,719) (166,680)  (31,381)     (715,294)   (1,408,289)      (725,356)    (66,082)
                                          ----------  --------  --------    ----------    ----------     ----------    --------
      Investment income (loss) - net ...    (657,719) (103,727)  (31,381)     (653,150)      (65,427)      (725,356)    (44,287)
                                          ----------  --------  --------    ----------    ----------     ----------    --------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund ...........          --   882,642        --         8,878     3,319,853        818,802          --
                                          ----------  --------  --------    ----------    ----------     ----------    --------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales ..............   1,184,616   645,615   555,604     4,949,699     7,869,063      5,871,052     510,079
      Cost of investments sold .........    (917,314) (556,664) (489,303)   (3,763,102)   (6,613,548)    (3,512,293)   (463,688)
                                          ----------  --------  --------    ----------    ----------     ----------    --------
                                             267,302    88,951    66,301     1,186,597     1,255,515      2,358,759      46,391
                                          ----------  --------  --------    ----------    ----------     ----------    --------
      Net realized gains (losses) on
         investments ...................     267,302   971,593    66,301     1,195,475     4,575,368      3,177,561      46,391
                                          ----------  --------  --------    ----------    ----------     ----------    --------
   Net change in unrealized
      appreciation or depreciation
      of investments ...................   1,148,396  (334,101)  322,883     7,451,620           162      6,038,502      (5,108)
                                          ----------  --------  --------    ----------    ----------     ----------    --------
      Net gains (losses) on
         investments ...................   1,415,698   637,492   389,184     8,647,095     4,575,530      9,216,063      41,283
                                          ----------  --------  --------    ----------    ----------     ----------    --------
      Net increase (decrease) in net
         assets resulting from
         operations ....................  $  757,979   533,765   357,803     7,993,945     4,510,103      8,490,707      (3,004)
                                          ==========  ========  ========    ==========    ==========     ==========    ========


See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2005

                                                                         SEGREGATED SUB-ACCOUNTS
                                          -------------------------------------------------------------------------------------
                                           FRANKLIN                TEMPLETON                                          JANUS
                                            MUTUAL     FRANKLIN   DEVELOPING    TEMPLETON     JANUS      JANUS        ASPEN
                                            SHARES     SMALL-MID    MARKETS   GLOBAL ASSET    ASPEN      ASPEN    INTERNATIONAL
                                          SECURITIES      CAP     SECURITIES   ALLOCATION   BALANCED     FORTY        GROWTH
                                          ----------  ----------  ----------  ------------  --------  ----------  -------------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund (note 4) ..  $  67,135           --     295,884      340,477     92,320       1,949      288,734
   Mortality, expense charges and
      administrative charges (note 3) ..   (103,371)    (216,525)   (306,163)    (107,364)   (55,975)   (302,978)    (339,232)
                                          ---------   ----------  ----------   ----------   --------  ----------   ----------
      Investment income (loss) - net ...    (36,236)    (216,525)    (10,279)     233,113     36,345    (301,029)     (50,498)
                                          ---------   ----------  ----------   ----------   --------  ----------   ----------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund ...........     19,423           --          --           --         --          --           --
                                          ---------   ----------  ----------   ----------   --------  ----------   ----------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales ..............    481,261    3,344,797   5,790,610    1,988,614    562,313   3,602,075    4,912,708
      Cost of investments sold .........   (366,880)  (2,849,978) (4,082,950)  (1,620,336)  (496,063) (3,692,392)  (5,022,403)
                                          ---------   ----------  ----------   ----------   --------  ----------   ----------
                                            114,381      494,819   1,707,660      368,278     66,250     (90,317)    (109,695)
                                          ---------   ----------  ----------   ----------   --------  ----------   ----------
      Net realized gains (losses) on
         investments ...................    133,804      494,819   1,707,660      368,278     66,250     (90,317)    (109,695)
                                          ---------   ----------  ----------   ----------   --------  ----------   ----------
   Net change in unrealized
      appreciation or depreciation
      of investments ...................    564,553      264,307   4,168,608     (364,477)   168,617   2,858,116    7,599,010
                                          ---------   ----------  ----------   ----------   --------  ----------   ----------
      Net gains (losses) on
         investments ...................    698,357      759,126   5,876,268        3,801    234,867   2,767,799    7,489,315
                                          ---------   ----------  ----------   ----------   --------  ----------   ----------
      Net increase (decrease) in net
         assets resulting from
         operations ....................  $ 662,121      542,601   5,865,989      236,914    271,212   2,466,770    7,438,817
                                          =========   ==========  ==========   ==========   ========  ==========   ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2005

                                                                           SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                                MFS         MFS        MFS                OPPENHEIMER                OPPENHEIMER
                                             INVESTORS    MID CAP      NEW        MFS       CAPITAL    OPPENHEIMER  INTERNATIONAL
                                           GROWTH STOCK   GROWTH    DISCOVERY    VALUE   APPRECIATION  HIGH INCOME      GROWTH
                                           ------------  --------  ----------  --------  ------------  -----------  -------------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund (note 4) ..    $   2,027          --          --    67,217       36,036    1,132,568        34,068
   Mortality, expense charges and
      administrative charges (note 3) ..      (19,903)    (20,044)   (172,835)  (66,223)    (100,803)    (308,411)      (80,460)
                                            ---------    --------  ----------  --------   ----------   ----------    ----------
      Investment income (loss) - net ...      (17,876)    (20,044)   (172,835)      994      (64,767)     824,157       (46,392)
                                            ---------    --------  ----------  --------   ----------   ----------    ----------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund ...........           --          --          --    61,857           --           --            --
                                            ---------    --------  ----------  --------   ----------   ----------    ----------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales ..............      267,166     453,319   1,353,600   989,010    1,188,070    1,573,968     1,550,773
      Cost of investments sold .........     (234,144)   (439,374) (1,249,932) (777,781)  (1,031,392)  (1,542,181)   (1,342,442)
                                            ---------    --------  ----------  --------   ----------   ----------    ----------
                                               33,022      13,945     103,668   211,229      156,678       31,787       208,331
                                            ---------    --------  ----------  --------   ----------   ----------    ----------
      Net realized gains (losses) on
         investments ...................       33,022      13,945     103,668   273,086      156,678       31,787       208,331
                                            ---------    --------  ----------  --------   ----------   ----------    ----------
   Net change in unrealized appreciation
      or depreciation of investments ...       25,443      14,083     558,093   (39,133)      83,880     (717,189)      500,535
                                            ---------    --------  ----------  --------   ----------   ----------    ----------
      Net gains (losses) on
         investments ...................       58,465      28,028     661,761   233,953      240,558     (685,402)      708,866
                                            ---------    --------  ----------  --------   ----------   ----------    ----------
      Net increase (decrease) in net
         assets resulting from
         operations ....................    $  40,589       7,984     488,926   234,947      175,791      138,755       662,474
                                            =========    ========  ==========  ========   ==========   ==========    ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2005

                                                                           SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                            PUTNAM VT    PUTNAM VT      PUTNAM VT    PUTNAM VT                         VAN KAMPEN
                                           GROWTH AND  INTERNATIONAL       NEW          NEW     PUTNAM VT  VAN KAMPEN   EMERGING
                                             INCOME        EQUITY     OPPORTUNITIES    VALUE     VOYAGER    COMSTOCK     GROWTH
                                           ----------  -------------  -------------  ---------  ---------  ----------  ----------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund (note 4) ..   $  29,501      167,897           383       20,842      5,613      48,035         33
   Mortality, expense charges and
      administrative charges (note 3) ..     (27,478)    (166,451)       (5,175)     (38,762)   (12,643)   (115,223)   (10,978)
                                           ---------   ----------       -------     --------   --------    --------    -------
      Investment income (loss) - net ...       2,023        1,446        (4,792)     (17,920)    (7,030)    (67,188)   (10,945)
                                           ---------   ----------       -------     --------   --------    --------    -------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund ...........          --           --            --           --         --     166,328         --
                                           ---------   ----------       -------     --------   --------    --------    -------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales ..............     267,628    2,733,498       102,857      521,316    260,486     388,379     64,926
      Cost of investments sold .........    (211,209)  (2,097,747)      (85,257)    (417,738)  (229,269)   (300,618)   (62,687)
                                           ---------   ----------       -------     --------   --------    --------    -------
                                              56,419      635,751        17,600      103,578     31,217      87,761      2,239
                                           ---------   ----------       -------     --------   --------    --------    -------
      Net realized gains (losses) on
         investments ...................      56,419      635,751        17,600      103,578     31,217     254,089      2,239
                                           ---------   ----------       -------     --------   --------    --------    -------
   Net change in unrealized appreciation
      or depreciation of investments ...      18,971      537,807        15,846       33,765     12,138      16,084     24,262
                                           ---------   ----------       -------     --------   --------    --------    -------
      Net gains (losses) on
         investments ...................      75,390    1,173,558        33,446      137,343     43,355     270,173     26,501
                                           ---------   ----------       -------     --------   --------    --------    -------
      Net increase (decrease) in net
         assets resulting from
         operations ....................   $  77,413    1,175,004        28,654      119,423     36,325     202,985     15,556
                                           =========   ==========       =======     ========   ========    ========    =======

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2005

                                                                             SEGREGATED SUB-ACCOUNTS
                                             --------------------------------------------------------------------------------------
                                                VAN                                              WADDELL
                                              KAMPEN                                WADDELL      & REED                    WADDELL
                                              GROWTH     WADDELL      WADDELL       & REED        SMALL       WADDELL      & REED
                                                AND      & REED        & REED    INTERNATIONAL     CAP        & REED      MICRO-CAP
                                              INCOME     BALANCED      GROWTH        VALUE        GROWTH       VALUE       GROWTH
                                             --------  -----------  -----------  ------------- -----------  -----------  ----------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund (note 4) ...... $  9,608    2,387,493        4,933     3,945,620           --    1,103,563          --
   Mortality, expense charges and
      administrative charges (note 3) ......  (34,591)  (2,592,391)  (2,085,484)   (2,376,270)  (1,073,844)    (985,901)   (258,024)
                                             --------  -----------  -----------   -----------  -----------  -----------  ----------
      Investment income (loss) - net .......  (24,983)    (204,898)  (2,080,551)    1,569,350   (1,073,844)     117,662    (258,024)
                                             --------  -----------  -----------   -----------  -----------  -----------  ----------
Realized and unrealized gains (losses) on
   investments - net:
   Realized gain distributions from
      underlying mutual fund ...............   27,131           --           --    15,996,362    3,545,120    4,043,345          --
                                             --------  -----------  -----------   -----------  -----------  -----------  ----------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales ..................  104,752   50,835,508   36,604,641    27,391,553   15,089,606   12,377,663   4,589,518
      Cost of investments sold .............  (79,167) (52,655,403) (42,738,676)  (20,513,107) (15,933,788) (10,853,356) (4,674,369)
                                             --------  -----------  -----------   -----------  -----------  -----------  ----------
                                               25,585   (1,819,895)  (6,134,035)    6,878,446     (844,182)   1,524,307     (84,851)
                                             --------  -----------  -----------   -----------  -----------  -----------  ----------
      Net realized gains (losses) on
         investments .......................   52,716   (1,819,895)  (6,134,035)   22,874,808    2,700,938    5,567,652     (84,851)
                                             --------  -----------  -----------   -----------  -----------  -----------  ----------
   Net change in unrealized appreciation
      or depreciation of investments .......   89,639    9,091,968   23,786,803    (6,875,788)   7,575,774   (3,342,630)  3,870,160
                                             --------  -----------  -----------   -----------  -----------  -----------  ----------
      Net gains (losses) on investments ....  142,355    7,272,073   17,652,768    15,999,020   10,276,712    2,225,022   3,785,309
                                             --------  -----------  -----------   -----------  -----------  -----------  ----------
      Net increase (decrease) in net assets
         resulting from operations ......... $117,372    7,067,175   15,572,217    17,568,370    9,202,868    2,342,684   3,527,285
                                             ========  ===========  ===========   ===========  ===========  ===========  ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2005

                                                                            SEGREGATED SUB-ACCOUNTS
                                               ---------------------------------------------------------------------------------
                                                 WADDELL      WADDELL    WADDELL      WADDELL       WADDELL              WADDELL
                                                  & REED      & REED      & REED       & REED       & REED     WADDELL   & REED
                                                SMALL CAP      CORE       ASSET    INTERNATIONAL   SCIENCE &   & REED   DIVIDEND
                                                  VALUE       EQUITY     STRATEGY     GROWTH      TECHNOLOGY    BOND     INCOME
                                               -----------  ----------  ---------  -------------  ----------  --------  --------
 Investment income (loss):
   Investment income distributions from
      underlying mutual fund (note 4) .......  $        --      49,251    217,691      201,713            --   322,129    56,405
   Mortality, expense charges and
      administrative charges (note 3) .......     (739,051)   (183,102)  (192,685)    (104,602)     (166,253)  (69,599)  (61,818)
                                               -----------  ----------  ---------   ----------    ----------  --------  --------
      Investment income (loss) - net ........     (739,051)   (133,851)    25,006       97,111      (166,253)  252,530    (5,413)
                                               -----------  ----------  ---------   ----------    ----------  --------  --------
Realized and unrealized gains (losses) on
   investments - net:
   Realized gain distributions from
      underlying mutual fund ................    9,678,796          --  1,778,400           --            --    34,209        --
                                               -----------  ----------  ---------   ----------    ----------  --------  --------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales ...................    6,476,832   2,609,667  1,126,057    2,461,254     1,191,864   149,944   253,293
      Cost of investments sold ..............   (4,577,602) (2,698,935)  (927,564)  (2,262,828)   (1,020,457) (152,630) (209,927)
                                               -----------  ----------  ---------   ----------    ----------  --------  --------
                                                 1,899,230     (89,268)   198,493      198,426       171,407    (2,686)   43,366
                                               -----------  ----------  ---------   ----------    ----------  --------  --------
      Net realized gains (losses) on
         investments ........................   11,578,026     (89,268) 1,976,893      198,426       171,407    31,523    43,366
                                               -----------  ----------  ---------   ----------    ----------  --------  --------
      Net change in unrealized appreciation
         or depreciation of investments .....   (9,041,612)  1,262,243  1,632,250      916,650     1,804,845  (286,044)  432,936
                                               -----------  ----------  ---------   ----------    ----------  --------  --------
      Net gains (losses) on investments .....    2,536,414   1,172,975  3,609,143    1,115,076     1,976,252  (254,521)  476,302
                                               -----------  ----------  ---------   ----------    ----------  --------  --------
      Net increase (decrease) in net assets
         resulting from operations ..........  $ 1,797,363   1,039,124  3,634,149    1,212,187     1,809,999    (1,991)  470,889
                                               ===========  ==========  =========   ==========    ==========  ========  ========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2005

                                                                    SEGREGATED SUB-ACCOUNTS
                                          ---------------------------------------------------------------------------
                                                      WADDELL                            WADDELL    WADDELL
                                           WADDELL    & REED     WADDELL     WADDELL     & REED      & REED   WADDELL
                                            & REED   LIMITED-    & REED      & REED       REAL       GLOBAL    & REED
                                             HIGH      TERM       MONEY     MORTGAGE     ESTATE     NATURAL   MID CAP
                                            INCOME     BOND      MARKET    SECURITIES  SECURITIES  RESOURCES   GROWTH
                                          ---------  --------  ----------  ----------  ----------  ---------  -------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund (note 4) ..  $ 815,085   75,223       23,418     637,505      93,659        --        --
   Mortality, expense charges and
      administrative charges (note 3) ..   (124,981) (22,627)     (12,977)   (234,316)   (142,978)  (26,259)  (27,311)
                                          ---------  -------   ----------  ----------  ----------  --------   -------
      Investment income (loss) - net ...    690,104   52,596       10,441     403,189     (49,319)  (26,259)  (27,311)
                                          ---------  -------   ----------  ----------  ----------  --------   -------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund ...........         --       --           --          --     163,872    36,031        --
                                          ---------  -------   ----------  ----------  ----------  --------   -------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales ..............    205,923   74,828    1,719,363   3,376,897   7,171,615   199,712    36,658
      Cost of investments sold .........   (202,537) (75,443)  (1,719,363) (3,274,930) (5,177,344) (171,321)  (32,953)
                                          ---------  -------   ----------  ----------  ----------  --------   -------
                                              3,386     (615)          --     101,967   1,994,271    28,391     3,705
                                          ---------  -------   ----------  ----------  ----------  --------   -------
      Net realized gains (losses) on
         investments ...................      3,386     (615)          --     101,967   2,158,143    64,422     3,705
                                          ---------  -------   ----------  ----------  ----------  --------   -------
   Net change in unrealized appreciation
      or depreciation of investments ...   (564,149) (48,000)          --    (386,714) (1,106,950)  759,787   523,338
                                          ---------  -------   ----------  ----------  ----------  --------   -------
      Net gains (losses) on investments    (560,763) (48,615)          --    (284,747)  1,051,193   824,209   527,043
                                          ---------  -------   ----------  ----------  ----------  --------   -------
      Net increase (decrease) in net
         assets resulting from
        operations .....................  $ 129,341    3,981       10,441     118,442   1,001,874   797,950   499,732
                                          =========  =======   ==========  ==========  ==========  ========   =======

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2005

                                                                            SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------------------------
                                                                                                ADVANTUS    ADVANTUS
                                                          ADVANTUS     ADVANTUS     ADVANTUS    MATURING    MATURING     ADVANTUS
                                            ADVANTUS       MONEY        INDEX       MORTGAGE   GOVERNMENT  GOVERNMENT  INTERNATIONAL
                                              BOND         MARKET        500       SECURITIES   BOND 2006  BOND 2010       BOND
                                          ------------  -----------  -----------  -----------  ----------  ----------  -------------
Operations:
   Investment income (loss) - net ......  $ (2,105,348)     538,557   (2,931,136)  (1,745,659)    (55,043)    (70,308)    (579,318)
   Net realized gains (losses) on
      investments ......................     3,488,338         --      7,096,255    3,737,446     194,841     344,780    1,101,434
   Net change in unrealized appreciation
      or depreciation of investments ...       391,795         --      3,678,802       81,765    (233,643)   (352,162)  (5,438,030)
                                          ------------  -----------  -----------  -----------  ----------  ----------   ----------
Net increase (decrease) in net assets
   resulting from operations ...........     1,774,785      538,557    7,843,921    2,073,552     (93,845)    (77,690)  (4,915,914)
                                          ------------  -----------  -----------  -----------  ----------  ----------   ----------
Contract transactions (notes 2, 3, 4
   and 5):
   Contract purchase payments ..........    30,186,284   34,550,763   11,939,609   12,889,965      79,675     373,809    3,489,356
   Contract withdrawals and charges ....   (21,553,228) (31,089,015) (36,346,054) (23,191,122) (1,686,127) (2,120,092)  (3,917,297)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period ...........................        17,736          479      179,782       18,509       3,407       3,658        2,150
   Annuity benefit payments ............      (310,082)      (9,442)  (6,329,215)    (313,214)    (28,549)    (30,715)     (49,558)
                                          ------------  -----------  -----------  -----------  ----------  ----------   ----------
Increase (decrease) in net assets from
   contract transactions ...............     8,340,710    3,452,785  (30,555,877) (10,595,862) (1,631,594) (1,773,340)    (475,349)
                                          ------------  -----------  -----------  -----------  ----------  ----------   ----------
Increase (decrease) in net assets ......    10,115,495    3,991,342  (22,711,956)  (8,522,310) (1,725,439) (1,851,030)  (5,391,263)
Net assets at the beginning of period ..   157,322,817   34,035,324  274,490,110  138,001,443   5,574,482   6,710,156   49,268,412
                                          ------------  -----------  -----------  -----------  ----------  ----------   ----------
Net assets at the end of period ........  $167,438,312   38,026,666  251,778,154  129,479,133   3,849,043   4,859,126   43,877,149
                                          ============  ===========  ===========  ===========  ==========  ==========   ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2005

                                                                        SEGREGATED SUB-ACCOUNTS
                                          ----------------------------------------------------------------------------------
                                                                                             AIM V.I.              AMERICAN
                                            ADVANTUS     ADVANTUS    AIM V.I.                  DENT     AIM V.I.    CENTURY
                                           INDEX 400   REAL ESTATE  AGGRESSIVE   AIM V.I.  DEMOGRAPHIC  PREMIER     INCOME
                                            MID-CAP     SECURITIES    GROWTH     BALANCED     TRENDS     EQUITY   AND GROWTH
                                          -----------  -----------  ----------  ---------  -----------  --------  ----------
Operations:
   Investment income (loss) - net ......  $  (526,250)    (915,112)   (36,263)     (4,418)    (8,828)    (4,309)     10,252
   Net realized gains (losses) on
      investments ......................    2,311,044    6,327,629     83,088    (119,167)    29,758     12,947     193,282
   Net change in unrealized appreciation
      or depreciation of investments ...    2,449,251    1,121,734     17,357     193,416      1,465     16,115     (90,380)
                                          -----------  -----------  ---------   ---------   --------    -------   ---------
Net increase (decrease) in net assets
   resulting from operations ...........    4,234,045    6,534,251     64,182      69,831     22,395     24,753     113,154
                                          -----------  -----------  ---------   ---------   --------    -------   ---------
Contract transactions (notes 2, 3, 4
   and 5):
   Contract purchase payments ..........   14,567,247   14,654,387    734,876     179,712     26,841    105,226     643,216
   Contract withdrawals and charges ....   (7,926,242) (13,294,862)  (503,240)   (280,191)  (217,251)   (76,976)   (963,506)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period ...........................        1,339        4,534         --          --         --         --          --
   Annuity benefit payments ............      (69,408)    (128,019)        --          --         --         --          --
                                          -----------  -----------  ---------   ---------   --------    -------   ---------
Increase (decrease) in net assets from
   contract transactions ...............    6,572,936    1,236,039    231,636    (100,479)  (190,410)    28,250    (320,290)
                                          -----------  -----------  ---------   ---------   --------    -------   ---------
Increase (decrease) in net assets ......   10,806,981    7,770,290    295,818     (30,648)  (168,015)    53,003    (207,136)
Net assets at the beginning of period ..   36,571,393   65,607,398  1,550,204   2,125,161    747,092    580,517   4,215,839
                                          -----------  -----------  ---------   ---------   --------    -------   ---------
Net assets at the end of period ........  $47,378,374   73,377,688  1,846,022   2,094,513    579,077    633,520   4,008,703
                                          ===========  ===========  =========   =========   ========    =======   =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2005

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                                                          FRANKLIN
                                            AMERICAN    AMERICAN   CREDIT SUISSE   FIDELITY      FIDELITY     FIDELITY    LARGE CAP
                                            CENTURY      CENTURY       GLOBAL        VIP           VIP           VIP       GROWTH
                                             ULTRA        VALUE      SMALL CAP    CONTRAFUND  EQUITY-INCOME    MID-CAP   SECURITIES
                                          -----------  ----------  -------------  ----------  -------------  ----------  ----------
Operations:
   Investment income (loss) - net ......  $  (657,719)   (103,727)     (31,381)     (653,150)      (65,427)    (725,356)   (44,287)
   Net realized gains (losses) on
      investments ......................      267,302     971,593       66,301     1,195,475     4,575,368    3,177,561     46,391
   Net change in unrealized appreciation
      or depreciation of investments ...    1,148,396    (334,101)     322,883     7,451,620           162    6,038,502     (5,108)
                                          -----------  ----------    ---------    ----------   -----------   ----------  ---------
Net increase (decrease) in net assets
   resulting from operations ...........      757,979     533,765      357,803     7,993,945     4,510,103    8,490,707     (3,004)
                                          -----------  ----------    ---------    ----------   -----------   ----------  ---------
Contract transactions (notes 2, 3, 4
   and 5):
   Contract purchase payments ..........   16,162,916  10,572,746      650,495    14,356,863    22,370,491   10,631,742  1,642,986
   Contract withdrawals and charges ....   (1,021,966)   (608,614)    (535,438)   (4,628,698)   (7,287,187)  (5,510,919)  (475,327)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period ...........................        1,214          83           --         1,355         2,625        2,830         --
   Annuity benefit payments ............      (61,437)     (8,330)          --       (56,262)     (128,444)     (64,985)    (6,981)
                                          -----------  ----------    ---------    ----------   -----------   ----------  ---------
Increase (decrease) in net assets from
   contract transactions ...............   15,080,727   9,955,884      115,057     9,673,258    14,957,484    5,058,668  1,160,678
                                          -----------  ----------    ---------    ----------   -----------   ----------  ---------
Increase (decrease) in net assets ......   15,838,706  10,489,649      472,860    17,667,203    19,467,587   13,549,375  1,157,674
Net assets at the beginning of period ..   37,869,128   7,935,867    2,493,440    45,868,903    92,070,458   47,319,868  3,029,945
                                          -----------  ----------    ---------    ----------   -----------   ----------  ---------
Net assets at the end of period ........  $53,707,834  18,425,516    2,966,300    63,536,106   111,538,045   60,869,243  4,187,619
                                          ===========  ==========    =========    ==========   ===========   ==========  =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2005

                                                                         SEGREGATED SUB-ACCOUNTS
                                          -------------------------------------------------------------------------------------
                                            FRANKLIN                TEMPLETON   TEMPLETON                             JANUS
                                             MUTUAL     FRANKLIN   DEVELOPING    GLOBAL      JANUS       JANUS        ASPEN
                                             SHARES     SMALL-MID    MARKETS      ASSET      ASPEN       ASPEN    INTERNATIONAL
                                           SECURITIES      CAP     SECURITIES  ALLOCATION   BALANCED     FORTY        GROWTH
                                          -----------  ----------  ----------  ----------  ---------  ----------  -------------
Operations:
   Investment income (loss) - net ......  $  (36,236)    (216,525)    (10,279)    233,113     36,345    (301,029)     (50,498)
   Net realized gains (losses) on
      investments ......................     133,804      494,819   1,707,660     368,278     66,250     (90,317)    (109,695)
   Net change in unrealized appreciation
      or depreciation of investments ...     564,553      264,307   4,168,608    (364,477)   168,617   2,858,116    7,599,010
                                          ----------   ----------  ----------  ----------  ---------  ----------   ----------
Net increase (decrease) in net assets
   resulting from operations ...........     662,121      542,601   5,865,989     236,914    271,212   2,466,770    7,438,817
                                          ----------   ----------  ----------  ----------  ---------  ----------   ----------

Contract transactions (notes 2, 3, 4
   and 5):
   Contract purchase payments ..........   2,388,614    1,814,037  13,888,071   2,900,215  1,825,801   6,696,101   11,037,902
   Contract withdrawals and charges ....    (445,132)  (3,209,728) (5,647,680) (1,925,749)  (528,969) (3,440,168)  (4,767,907)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period ...................         183          374       4,519         136         --       1,343        1,230
   Annuity benefit payments ............      (2,063)     (18,455)    (43,797)    (10,110)        --     (25,845)     (24,569)
                                          ----------   ----------  ----------  ----------  ---------  ----------   ----------
Increase (decrease) in net assets from
   contract transactions ...............   1,941,602   (1,413,771)  8,201,114     964,492  1,296,832   3,231,431    6,246,657
                                          ----------   ----------  ----------  ----------  ---------  ----------   ----------
Increase (decrease) in net assets ......   2,603,723     (871,170) 14,067,103   1,201,406  1,568,044   5,698,201   13,685,474
Net assets at the beginning of period ..   6,043,249   17,040,295  18,501,110   7,720,719  3,424,942  21,035,361   21,631,914
                                          ----------   ----------  ----------  ----------  ---------  ----------   ----------
Net assets at the end of period ........  $8,646,972   16,169,125  32,568,213   8,922,125  4,992,986  26,733,562   35,317,388
                                          ==========   ==========  ==========  ==========  =========  ==========   ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2005

                                                                          SEGREGATED SUB-ACCOUNTS
                                          --------------------------------------------------------------------------------------
                                              MFS
                                           INVESTORS     MFS         MFS                 OPPENHEIMER                OPPENHEIMER
                                            GROWTH     MID CAP       NEW        MFS        CAPITAL    OPPENHEIMER  INTERNATIONAL
                                             STOCK      GROWTH    DISCOVERY    VALUE    APPRECIATION  HIGH INCOME      GROWTH
                                          ----------  ---------  ----------  ---------  ------------  -----------  -------------
Operations:
   Investment income (loss) - net ......  $  (17,876)   (20,044)   (172,835)       994     (64,767)      824,157       (46,392)
   Net realized gains (losses) on
      investments ......................      33,022     13,945     103,668    273,086     156,678        31,787       208,331
   Net change in unrealized appreciation
      or depreciation of investments ...      25,443     14,083     558,093    (39,133)     83,880      (717,189)      500,535
                                          ----------  ---------  ----------  ---------   ---------    ----------    ----------
Net increase (decrease) in net assets
   resulting from operations ...........      40,589      7,984     488,926    234,947     175,791       138,755       662,474
                                          ----------  ---------  ----------  ---------   ---------    ----------    ----------

Contract transactions (notes 2, 3, 4
   and 5):
   Contract purchase payments ..........     244,113    204,175   1,587,057  2,465,472   1,519,250     8,808,373     1,748,146
   Contract withdrawals and charges ....    (254,843)  (440,258) (1,253,115)  (951,744)  1,121,299)   (1,483,698)   (1,499,006)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period ...................          --         --         411        228          --           774            (1)
   Annuity benefit payments ............          --         --     (16,958)    (1,790)         --       (40,307)       (7,547)
                                          ----------  ---------  ----------  ---------   ---------    ----------    ----------
Increase (decrease) in net assets from
   contract transactions ...............     (10,730)  (236,083)    317,395  1,512,166     397,951     7,285,141       241,592
                                          ----------  ---------  ----------  ---------   ---------    ----------    ----------
Increase (decrease) in net assets ......      29,859   (228,099)    806,321  1,747,113     573,742     7,423,896       904,066
Net assets at the beginning of period ..   1,434,981  1,612,515  11,635,163  3,845,989   4,766,235    16,999,974     4,905,781
                                          ----------  ---------  ----------  ---------   ---------    ----------    ----------
Net assets at the end of period ........  $1,464,840  1,384,416  12,441,484  5,593,102   5,339,977    24,423,870     5,809,847
                                          ==========  =========  ==========  =========   =========    ==========    ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2005

                                                                         SEGREGATED SUB-ACCOUNTS
                                          -------------------------------------------------------------------------------------
                                           PUTNAM VT    PUTNAM VT      PUTNAM VT    PUTNAM VT                VAN     VAN KAMPEN
                                          GROWTH AND  INTERNATIONAL       NEW          NEW     PUTNAM VT    KAMPEN    EMERGING
                                            INCOME        EQUITY     OPPORTUNITIES    VALUE     VOYAGER    COMSTOCK    GROWTH
                                          ----------  -------------  -------------  ---------  ---------  ---------  ----------
Operations:
   Investment income (loss) - net ......  $    2,023         1,446       (4,792)      (17,920)    (7,030)   (67,188)  (10,945)
   Net realized gains (losses) on
      investments ......................      56,419       635,751       17,600       103,578     31,217    254,089     2,239
   Net change in unrealized appreciation
      or depreciation of investments ...      18,971       537,807       15,846        33,765     12,138     16,084    24,262
                                          ----------    ----------      -------     ---------  ---------  ---------   -------
Net increase (decrease) in net assets
   resulting from operations ...........      77,413     1,175,004       28,654       119,423     36,325    202,985    15,556
                                          ----------    ----------      -------     ---------  ---------  ---------   -------
Contract transactions (notes 2, 3, 4 and
   5):
   Contract purchase payments ..........     451,935     1,904,707      117,831     1,287,624    335,648  3,228,764   185,505
   Contract withdrawals and charges ....    (249,087)   (2,636,761)     (98,901)     (494,606)  (252,427)  (346,320)  (54,760)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period ...........................          --             5           --            (0)        --         --        --
   Annuity benefit payments ............          --          (997)          --        (7,436)        --         --        --
                                          ----------    ----------      -------     ---------  ---------  ---------   -------
Increase (decrease) in net assets from
   contract transactions ...............     202,848      (733,046)      18,930       785,582     83,221  2,882,444   130,745
                                          ----------    ----------      -------     ---------  ---------  ---------   -------
Increase (decrease) in net assets ......     280,261       441,958       47,584       905,005    119,546  3,085,429   146,301
Net assets at the beginning of period ..   1,852,135    11,580,995      361,736     2,209,870    898,769  4,490,631   254,303
                                          ----------    ----------      -------     ---------  ---------  ---------   -------
Net assets at the end of period ........  $2,132,396    12,022,953      409,320     3,114,875  1,018,315  7,576,060   400,604
                                          ==========    ==========      =======     =========  =========  =========   =======

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2005

                                                                           SEGREGATED SUB-ACCOUNTS
                                          ----------------------------------------------------------------------------------------
                                                                                   WADDELL       WADDELL                   WADDELL
                                          VAN KAMPEN    WADDELL      WADDELL        & REED       & REED       WADDELL      & REED
                                          GROWTH AND     & REED       & REED    INTERNATIONAL   SMALL CAP      & REED     MICRO-CAP
                                            INCOME      BALANCED      GROWTH        VALUE         GROWTH       VALUE       GROWTH
                                          ----------  -----------  -----------  -------------  -----------  -----------  ----------
Operations:
   Investment income (loss) - net ......  $  (24,983)    (204,898)  (2,080,551)    1,569,350    (1,073,844)     117,662    (258,024)
   Net realized gains (losses) on
      investments ......................      52,716   (1,819,895)  (6,134,035)   22,874,808     2,700,938    5,567,652     (84,851)
   Net change in unrealized appreciation
      or depreciation of investments ...      89,639    9,091,968   23,786,803    (6,875,788)    7,575,774   (3,342,630)  3,870,160
                                          ----------  -----------  -----------   -----------   -----------   ----------  ----------
Net increase (decrease) in net assets
   resulting from operations ...........     117,372    7,067,175   15,572,217    17,568,370     9,202,868    2,342,684   3,527,285
                                          ----------  -----------  -----------   -----------   -----------   ----------  ----------
Contract transactions (notes 2, 3, 4 and
   5):
   Contract purchase payments ..........   1,441,679    5,091,588   20,474,971    30,299,386     9,009,274   13,449,792   4,119,127
   Contract withdrawals and charges ....     (81,794) (47,926,281) (34,647,996)  (25,602,707)  (14,105,802) (11,569,457) (4,380,640)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period ...........................          --       40,296       20,389        26,787        16,408       15,529         986
   Annuity benefit payments ............          --     (553,113)    (274,865)     (233,004)     (161,186)    (136,482)    (44,585)
                                          ----------  -----------  -----------   -----------   -----------   ----------  ----------
Increase (decrease) in net assets from
   contract transactions ...............   1,359,885  (43,347,511) (14,427,500)    4,490,462    (5,241,307)   1,759,382    (305,113)
                                          ----------  -----------  -----------   -----------   -----------   ----------  ----------
Increase (decrease) in net assets ......   1,477,257  (36,280,336)   1,144,717    22,058,832     3,961,561    4,102,066   3,222,172
Net assets at the beginning of period ..     998,169  228,371,804  175,548,922   176,860,398    83,836,348   74,124,351  18,880,273
                                          ----------  -----------  -----------   -----------   -----------   ----------  ----------
Net assets at the end of period ........  $2,475,426  192,091,468  176,693,639   198,919,230    87,797,909   78,226,417  22,102,445
                                          ==========  ===========  ===========   ===========   ===========   ==========  ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2005

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                            WADDELL                    WADDELL       WADDELL       WADDELL                  WADDELL
                                            & REED        WADDELL      & REED        & REED        & REED      WADDELL      & REED
                                           SMALL CAP      & REED        ASSET     INTERNATIONAL   SCIENCE &    & REED      DIVIDEND
                                             VALUE      CORE EQUITY   STRATEGY       GROWTH      TECHNOLOGY     BOND        INCOME
                                          -----------   -----------  ----------   -------------  ----------   ---------   ---------
Operations:
   Investment income (loss) - net ......  $  (739,051)    (133,851)      25,006        97,111      (166,253)    252,530      (5,413)
   Net realized gains (losses) on
      investments ......................   11,578,026      (89,268)   1,976,893       198,426       171,407      31,523      43,366
   Net change in unrealized
      appreciation or depreciation
      of investments ...................   (9,041,612)   1,262,243    1,632,250       916,650     1,804,845    (286,044)    432,936
                                          -----------   ----------   ----------    ----------    ----------   ---------   ---------
Net increase (decrease) in net assets
   resulting from operations ...........    1,797,363    1,039,124    3,634,149     1,212,187     1,809,999      (1,991)    470,889
                                          -----------   ----------   ----------    ----------    ----------   ---------   ---------
Contract transactions
   (notes 2, 3, 4 and 5):
   Contract purchase payments ..........   15,793,114    4,102,713   19,750,687     7,175,926     9,214,961   5,328,745   3,285,694
   Contract withdrawals and charges ....   (6,064,102)  (2,443,598)  (1,100,115)   (2,428,385)   (1,150,751)   (135,274)   (235,790)
   Actuarial adjustments for
      mortality experience on
      annuities in  payment period .....        5,831        2,221           11           147            (8)         --          --
   Annuity benefit payments ............      (99,503)     (78,454)      (4,017)       (1,888)       (8,242)         --          --
                                          -----------   ----------   ----------    ----------    ----------   ---------   ---------
Increase (decrease) in net assets
   from  contract transactions .........    9,635,340    1,582,882   18,646,566     4,745,800     8,055,960   5,193,471   3,049,904
                                          -----------   ----------   ----------    ----------    ----------   ---------   ---------
Increase (decrease) in net assets ......   11,432,703    2,622,006   22,280,715     5,957,987     9,865,959   5,191,480   3,520,793
Net assets at the beginning of
   period ..............................   49,789,092   12,366,101    5,177,416     4,150,552     5,848,726   2,086,600   1,902,163
                                          -----------   ----------   ----------    ----------    ----------   ---------   ---------
Net assets at the end of period ........  $61,221,795   14,988,107   27,458,131    10,108,539    15,714,685   7,278,080   5,422,956
                                          ===========   ==========   ==========    ==========    ==========   =========   =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2005

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                                               WADDELL
                                            WADDELL        WADDELL      WADDELL      WADDELL      WADDELL      & REED      WADDELL
                                            & REED         & REED       & REED       & REED       & REED       GLOBAL      & REED
                                             HIGH       LIMITED-TERM     MONEY      MORTGAGE    REAL ESTATE    NATURAL     MID CAP
                                            INCOME          BOND        MARKET     SECURITIES    SECURITIES   RESOURCES    GROWTH
                                          -----------   ------------  ----------   ----------   -----------   ---------   ---------
Operations:
   Investment income (loss) - net ......  $   690,104       52,596        10,441      403,189       (49,319)    (26,259)    (27,311)
   Net realized gains (losses) on
      investments ......................        3,386         (615)           --      101,967     2,158,143      64,422       3,705
   Net change in unrealized
      appreciation or depreciation
      of investments ...................     (564,149)     (48,000)           --     (386,714)   (1,106,950)    759,787     523,338
                                          -----------    ---------     ---------   ----------    ----------   ---------   ---------
Net increase (decrease) in net assets
   resulting from operations ...........      129,341        3,981        10,441      118,442     1,001,874     797,950     499,732
                                          -----------    ---------     ---------   ----------    ----------   ---------   ---------
Contract transactions
   (notes 2, 3, 4 and 5):
   Contract purchase payments ..........    6,890,433    1,662,294     1,761,512    2,455,211     3,695,074   7,002,942   3,916,580
   Contract withdrawals and charges ....     (189,351)     (65,020)   (1,712,066)  (3,300,521)   (7,147,182)   (206,302)    (28,764)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period ......           --           --            --           --            --          --          --
   Annuity benefit payments ............           --           --            --           --            --          --          --
                                          -----------    ---------     ---------   ----------    ----------   ---------   ---------
Increase (decrease) in net assets
   from contract transactions ..........    6,701,082    1,597,274        49,446     (845,310)   (3,452,108)  6,796,640   3,887,816
                                          -----------    ---------     ---------   ----------    ----------   ---------   ---------
Increase (decrease) in net assets ......    6,830,423    1,601,255        59,887     (726,868)   (2,450,234)  7,594,590   4,387,548
Net assets at the beginning of
   period ..............................    4,052,569      728,864     1,207,920   17,159,418     9,546,752          --          --
                                          -----------    ---------     ---------   ----------    ----------   ---------   ---------
Net assets at the end of period ........  $10,882,992    2,330,119     1,267,807   16,432,550     7,096,518   7,594,590   4,387,548
                                          ===========    =========     =========   ==========    ==========   =========   =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2004

                                                                            SEGREGATED SUB-ACCOUNTS
                                           -----------------------------------------------------------------------------------------
                                                                                                 ADVANTUS    ADVANTUS
                                                           ADVANTUS     ADVANTUS     ADVANTUS    MATURING    MATURING    ADVANTUS
                                             ADVANTUS       MONEY        INDEX       MORTGAGE   GOVERNMENT  GOVERNMENT INTERNATIONAL
                                               BOND         MARKET        500       SECURITIES   BOND 2006   BOND 2010     BOND
                                           ------------  -----------  -----------  -----------  ----------  ----------  ------------
Operations:
  Investment income (loss) - net ......... $ (1,945,548)    (197,975)  (2,885,733)  (1,834,573)    (96,908)    (90,095)    (609,706)
  Net realized gains (losses) on
    investments ..........................    3,151,222            -    3,284,673    3,926,211     525,493     213,772    3,050,270
  Net change in unrealized appreciation
     or depreciation of investments ......    4,166,128            -   22,648,527    2,689,082    (498,087)     12,181    1,771,102
                                           ------------  -----------  -----------  -----------  ----------  ----------  -----------
Net increase (decrease) in net assets
   resulting from operations .............    5,371,802     (197,975)  23,047,467    4,780,720     (69,502)    135,858    4,211,666
                                           ------------  -----------  -----------  -----------  ----------  ----------  -----------

Contract transactions (notes 2, 3, 4
  and 5):
  Contract purchase payments .............   26,966,184   37,297,242   37,931,891   14,721,649     100,664     489,578    3,544,314
  Contract withdrawals and charges .......  (25,367,787) (46,293,192) (27,292,818) (32,762,320) (4,382,327) (1,533,501) (13,334,196)
  Actuarial adjustments for mortality
    experience on annuities in payment
    period ...............................       15,409         (707)     133,501       14,631       2,993       3,137        1,209
  Annuity benefit payments ...............     (366,207)     (20,836)  (4,972,520)    (314,579)    (30,453)    (31,989)     (51,509)
                                           ------------  -----------  -----------  -----------  ----------  ----------  -----------
Increase (decrease) in net assets from
   contract transactions .................    1,247,599   (9,017,493)   5,800,055  (18,340,619) (4,309,123) (1,072,775)  (9,840,182)
                                           ------------  -----------  -----------  -----------  ----------  ----------  -----------
Increase (decrease) in net assets ........    6,619,401   (9,215,468)  28,847,522  (13,559,899) (4,378,625)   (936,917)  (5,628,516)
Net assets at the beginning of year ......  150,703,416   43,250,792  245,642,588  151,561,342   9,953,107   7,647,073   54,896,928
                                           ------------  -----------  -----------  -----------  ----------  ----------  -----------
Net assets at the end of year ............ $157,322,817   34,035,324  274,490,110  138,001,443   5,574,482   6,710,156   49,268,412
                                           ============  ===========  ===========  ===========  ==========  ==========  ===========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2004

                                                                             SEGREGATED SUB-ACCOUNTS
                                             ------------------------------------------------------------------------------------
                                                                                                 AIM V.I.                AMERICAN
                                               ADVANTUS     ADVANTUS      AIM V.I.                 DENT      AIM V.I.    CENTURY
                                              INDEX 400    REAL ESTATE   AGGRESSIVE   AIM V.I.  DEMOGRAPHIC   PREMIER    INCOME
                                               MID-CAP      SECURITIES     GROWTH     BALANCED    TRENDS      EQUITY    AND GROWTH
                                             -----------   -----------   ----------  ---------  -----------  --------   ----------
Operations:
  Investment income (loss) - net .........   $  (395,143)     (656,795)    (16,624)      1,829     (8,834)     (5,704)    (14,498)
  Net realized gains (losses) on
    investments ..........................     1,179,566     5,112,519      18,132      (2,988)    16,190      24,519      63,749
  Net change in unrealized appreciation
    or depreciation of investments .......     3,577,023    10,596,017     132,268     110,022     37,005       4,085     323,571
                                             -----------   -----------   ---------   ---------   --------    --------   ---------
Net increase (decrease) in net assets
  resulting from operations ..............     4,361,446    15,051,741     133,776     108,863     44,361      22,900     372,822
                                             -----------   -----------   ---------   ---------   --------    --------   ---------

Contract transactions (notes 2, 3, 4
  and 5):
  Contract purchase payments .............    12,155,335    20,332,189     623,541   1,137,943    250,914     178,527   1,695,233
  Contract withdrawals and charges .......    (6,493,903)  (14,999,895)    (91,289)   (458,944)  (101,982)   (140,518)   (357,121)
  Actuarial adjustments for mortality
    experience on annuities in payment
    period ...............................           837           706           -           -          -           -           -
  Annuity benefit payments ...............       (59,398)      (81,701)          -           -          -           -           -
                                             -----------   -----------   ---------   ---------   --------    --------   ---------
Increase (decrease) in net assets
  from contract transactions .............     5,602,871     5,251,299     532,252     678,999    148,932      38,009   1,338,112
                                             -----------   -----------   ---------   ---------   --------    --------   ---------
Increase (decrease) in net assets ........     9,964,317    20,303,040     666,028     787,862    193,293      60,909   1,710,934
Net assets at the beginning of year ......    26,607,076    45,304,358     884,176   1,337,299    553,799     519,608   2,504,905
                                             -----------   -----------   ---------   ---------   --------    --------   ---------
Net assets at the end of year ............   $36,571,393    65,607,398   1,550,204   2,125,161    747,092     580,517   4,215,839
                                             ===========   ===========   =========   =========   ========    ========   =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2004

                                                                               SEGREGATED SUB-ACCOUNTS
                                                 -----------------------------------------------------------------------------------
                                                                            CREDIT
                                                                            SUISSE
                                                                            GLOBAL                 FIDELITY               FRANKLIN
                                                  AMERICAN     AMERICAN      POST-    FIDELITY       VIP       FIDELITY   LARGE CAP
                                                  CENTURY      CENTURY      VENTURE     VIP        EQUITY-       VIP       GROWTH
                                                   ULTRA        VALUE       CAPITAL  CONTRAFUND    INCOME      MID-CAP    SECURITIES
                                                ------------- ----------- ---------- ----------  ----------- ----------- -----------
Operations:
 Investment income (loss) - net ............... $   (367,216)    (37,734)   (29,485)   (430,269)   (137,733)   (490,651)    (19,256)
 Net realized gains (losses) on
  investments .................................      126,732     220,635    (71,253)    515,317     665,990   1,029,651     118,359
 Net change in unrealized appreciation or
  depreciation of investments .................    2,959,616     531,323    437,868   5,125,798   7,026,078   7,820,193      85,088
                                                ------------  ----------  ---------  ----------  ----------  ----------  ----------
Net increase (decrease) in net assets
   resulting from operations ..................    2,719,132     714,224    337,130   5,210,846   7,554,335   8,359,193     184,191
                                                ------------  ----------- ---------- ----------- ----------  ----------  ----------
Contract transactions (notes 2, 3, 4 and 5):
 Contract purchase payments ...................   20,545,499   5,612,091    888,949  11,306,291  32,761,753  10,455,209   5,831,545
 Contract withdrawals and charges .............     (749,725) (1,192,404)  (813,027) (4,694,403) (4,840,364) (3,635,726) (4,187,473)
 Actuarial adjustments for mortality
  experience on annuities in payment period            1,088           1          -          91         781       1,019           -
 Annuity benefit payments .....................      (58,288)       (952)         -     (41,883)   (118,110)    (49,126)       (926)
                                                ------------  ----------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
  contract transactions .......................   19,738,573   4,418,736     75,922   6,570,096  27,804,060   6,771,376   1,643,146
                                                ------------  ----------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets .............   22,457,705   5,132,960    413,052  11,780,942  35,358,395  15,130,569   1,827,337
Net assets at the beginning of year ...........   15,411,423   2,802,907  2,080,388  34,087,961  56,712,063  32,189,299   1,202,608
                                                ------------  ----------  ---------  ----------  ----------  ----------  ----------
Net assets at the end of year ................. $ 37,869,128   7,935,867  2,493,440  45,868,903  92,070,458  47,319,868   3,029,945
                                                ============  ==========  =========  ==========  ==========  ==========  ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2004

                                                                         SEGREGATED SUB-ACCOUNTS
                                        ----------------------------------------------------------------------------------------
                                         FRANKLIN                TEMPLETON    TEMPLETON
                                          MUTUAL                 DEVELOPING    GLOBAL      JANUS       JANUS            JANUS
                                          SHARES     FRANKLIN     MARKETS      ASSET       ASPEN    ASPEN CAPITAL  INTERNATIONAL
                                        SECURITIES   SMALL CAP   SECURITIES  ALLOCATION   BALANCED  APPRECIATION      GROWTH
                                        ----------   ---------  -----------  ----------- ---------  ------------- --------------
Operations:
 Investment income (loss) - net ....... $  (29,382)   (198,838)      85,581     104,260     31,870    (240,223)         (72,175)
 Net realized gains (losses)
   on investments .....................     76,883     263,488      820,696     255,992     46,719  (1,169,673)      (1,107,410)
 Net change in unrealized
   appreciation or depreciation
   of investments .....................    467,176   1,442,095    2,405,078     573,378    140,550   4,324,741        4,118,087
                                        ----------  ----------  -----------  ----------  ---------  ----------       ----------
Net increase (decrease) in net assets
   resulting from operations ..........    514,677   1,506,745    3,311,355     933,630    219,139   2,914,845        2,938,502
                                        ----------  ----------  -----------  ----------  ---------  ----------       ----------
Contract transactions
   (notes 2, 3, 4 and 5):
 Contract purchase payments ...........  3,136,043   4,640,663   15,681,044   2,493,885  1,568,531   3,121,875        8,342,646
 Contract withdrawals and charges .....   (360,139) (2,579,729) (13,378,947) (1,682,483)  (479,248) (3,681,602)      (5,835,632)
 Actuarial adjustments for mortality
   experience on annuities in
   payment period .....................        (50)       (203)       2,994         120          -       1,028            1,087
 Annuity benefit payments .............       (119)    (16,643)     (34,918)     (9,538)         -     (19,399)         (19,707)
                                        ----------  ----------  -----------  ----------  ---------  ----------       ----------
Increase (decrease) in net
 assets from contract transactions ....  2,775,736   2,044,089    2,270,173     801,984  1,089,283    (578,098)       2,488,394
                                        ----------  ----------  -----------  ----------  ---------  ----------       ----------
Increase (decrease) in net assets .....  3,290,413   3,550,834    5,581,528   1,735,614  1,308,422   2,336,747        5,426,896
Net assets at the beginning of year ...  2,752,836  13,489,461   12,919,582   5,985,105  2,116,520  18,698,614       16,205,018
                                        ----------  ----------  -----------  ----------  ---------  ----------       ----------
Net assets at the end of year ......... $6,043,249  17,040,295   18,501,110   7,720,719  3,424,942  21,035,361       21,631,914
                                        ==========  ==========  ===========  ==========  =========  ==========       ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2004

                                                                          SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------------------------
                                            MFS          MFS          MFS                   OPPENHEIMER                OPPENHEIMER
                                         INVESTORS      MID CAP       NEW           MFS       CAPITAL     OPPENHEIMER INTERNATIONAL
                                        GROWTH STOCK    GROWTH      DISCOVERY     VALUE     APPRECIATION  HIGH INCOME     GROWTH
                                        ------------ ------------ ------------  ---------- ------------- ------------ -------------
Operations:
  Investment income
    (loss) - net ...................... $   (18,278)     (19,794)    (130,089)      15,922      (45,967)     432,315      (11,859)
  Net realized gains
    (losses) on investments ...........      65,823      133,432      258,175      103,142       67,234      202,801      172,324
  Net change in unrealized
    appreciation or
    depreciation of investments .......      54,280       63,724      349,640      277,820      196,569      309,655      453,615
                                        -----------  -----------  -----------  -----------  -----------  -----------   ----------
Net increase (decrease) in
    net assets resulting
    from operations ...................     101,825      177,362      477,726      396,884      217,836      944,771      614,080
                                        -----------  -----------  -----------  -----------  -----------  -----------   ----------
Contract transactions
  (notes 2, 3, 4 and 5):
  Contract purchase payments ..........     412,076    1,907,476    7,849,276    1,619,631    2,421,897   10,981,578    3,753,463
  Contract withdrawals and charges ....    (541,744)  (1,405,406)  (2,535,421)    (497,985)    (373,219)  (2,709,531)  (1,356,373)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period .......           -            -          334            -            -          435            1
  Annuity benefit payments ............           -            -      (15,126)           -            -      (32,318)        (936)
                                        -----------  -----------  -----------  -----------  -----------  -----------   ----------
Increase (decrease) in net assets
    from contract transactions ........    (129,668)     502,070    5,299,063    1,121,646    2,048,678    8,240,163    2,396,155
                                        -----------  -----------  -----------  -----------  -----------  -----------   ----------
Increase (decrease) in net assets .....     (27,843)     679,432    5,776,789    1,518,530    2,266,514    9,184,934    3,010,235
Net assets at the beginning of year ...   1,462,824      933,083    5,858,374    2,327,459    2,499,721    7,815,040    1,895,546
                                        -----------  -----------  -----------  -----------  -----------  -----------   ----------
Net assets at the end of year ......... $ 1,434,981    1,612,515   11,635,163    3,845,989    4,766,235   16,999,974    4,905,781
                                        ===========  ===========  ===========  ===========  ===========  ===========   ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2004

                                                                       SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------------------
                                        PUTNAM VT     PUTNAM VT     PUTNAM VT    PUTNAM VT                        VAN KAMPEN
                                        GROWTH AND  INTERNATIONAL     NEW          NEW     PUTNAM VT VAN KAMPEN    EMERGING
                                          INCOME       GROWTH     OPPORTUNITIES   VALUE     VOYAGER   COMSTOCK      GROWTH
                                        ----------  ------------- ------------- ---------- --------- ----------   ----------
Operations:
  Investment income
    (loss) - net ....................   $    1,620       (6,901)       (4,323)    (11,670)   (9,026)   (25,151)      (2,863)
  Net realized gains (losses)
    on investments ..................       46,990      497,435        12,490      41,556    15,129     42,794        3,925
  Net change in unrealized
    appreciation or depreciation
    of investments ..................      106,939      947,921        17,924     222,396    25,167    485,037       13,159
                                        ----------  -----------       -------   ---------  --------  ---------     --------
Net increase (decrease) in net
  assets resulting from
  operations ........................      155,549    1,438,455        26,091     252,282    31,270    502,680       14,221
                                        ----------  -----------       -------   ---------  --------  ---------     --------
Contract transactions (notes
  2, 3, 4 and 5):
  Contract purchase payments ........      675,348    5,163,433       115,889   1,268,254   370,883  2,612,311      213,384
  Contract withdrawals and
    charges .........................     (213,173)  (2,292,744)      (75,442)   (199,615) (138,631)  (132,009)    (116,087)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                  -            5             -           1         -          -            -
  Annuity benefit payments ..........            -         (368)            -        (945)        -          -            -
                                        ----------  -----------       -------   ---------  --------  ---------     --------
Increase (decrease) in net
  assets from contract
  transactions ......................      462,175    2,870,327        40,447   1,067,695   232,252  2,480,302       97,297
                                        ----------  -----------       -------   ---------- --------  ---------     --------
Increase (decrease) in net
  assets ............................      617,724    4,308,782        66,538   1,319,977   263,522  2,982,982      111,518
Net assets at the beginning
  of year ...........................    1,234,411    7,272,213       295,198     889,893   635,247  1,507,649      142,785
                                        ----------  -----------       -------   ---------  --------  ---------     --------
Net assets at the end of year .......   $1,852,135   11,580,995       361,736   2,209,870   898,769  4,490,631      254,303
                                        ==========  ===========       =======   =========  ========  =========     ========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2004

                                                                          SEGREGATED SUB-ACCOUNTS
                                        --------------------------------------------------------------------------------------------
                                                                              WADDELL &    WADDELL &
                                        VAN KAMPEN  WADDELL &   WADDELL &       REED          REED       WADDELL &   WADDELL & REED
                                        GROWTH AND     REED       REED      INTERNATIONAL  SMALL CAP       REED        MICRO-CAP
                                          INCOME     BALANCED    GROWTH          II          GROWTH        VALUE        GROWTH
                                        ----------  ---------- ------------ ------------- ------------  -----------  --------------
Operations:
  Investment income (loss) - net ...... $ (5,660)     338,537   (1,691,764)     (234,913)    (965,576)    (116,085)      (269,596)
  Net realized gains (losses)
   on investments .....................    6,473   (5,105,810) (11,623,853)    4,316,403   (3,589,158)     263,624     (2,888,913)
  Net change in unrealized
   appreciation or depreciation
   of investments .....................   99,799   21,239,010   16,520,120    26,478,196   14,175,731    8,484,781      4,140,931
                                        --------  -----------  -----------  ------------  -----------   ----------     ----------
Net increase (decrease) in net assets
   resulting from operations ..........  100,612   16,471,737    3,204,503    30,559,686    9,620,997    8,632,320        982,422
                                        --------  -----------  -----------  ------------  -----------   ----------     ----------
Contract transactions
  (notes 2, 3, 4 and 5):
  Contract purchase payments ..........  663,426    8,890,223   12,198,952    24,508,193    7,578,652    7,432,805      3,990,545
  Contract withdrawals and charges ....  (18,648) (43,262,048) (31,638,385)  (23,579,471) (14,172,925)  10,263,876)    (9,334,742)
  Actuarial adjustments for
   mortality experience on
   annuities in payment period ........        -       31,587       17,143          (244)      13,285       13,484            908
  Annuity benefit payments ............        -     (555,641)    (310,706)     (248,773)    (178,520)    (148,729)       (37,278)
                                        --------  -----------  -----------  ------------  -----------   ----------     ----------
Increase (decrease) in net assets from
  contract transactions ...............  644,778  (34,895,879) (19,732,996)      679,705   (6,759,507)  (2,966,316)    (5,380,568)
                                        --------  -----------  -----------  ------------  -----------   ----------     ----------
Increase (decrease) in net assets .....  745,390  (18,424,142) (16,528,493)   31,239,391    2,861,490    5,666,005     (4,398,146)
Net assets at the beginning of year ...  252,779  246,795,946  192,077,415   145,621,007   80,974,858   68,458,346     23,278,419
                                        --------  -----------  -----------  ------------  -----------   ----------     ----------
Net assets at the end of year ......... $998,169  228,371,804  175,548,922   176,860,398   83,836,348   74,124,351     18,880,273
                                        ========  ===========  ===========  ============  ===========   ==========     ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2004

                                                                            SEGREGATED SUB-ACCOUNTS
                                             --------------------------------------------------------------------------------------
                                              WADDELL &                WADDELL &                 WADDELL &                WADDELL &
                                                 REED       WADDELL &    REED                      REED      WADDELL &      REED
                                              SMALL CAP        REED      ASSET    WADDELL & REED  SCIENCE &    REED      DIVIDEND
                                                VALUE      CORE EQUITY STRATEGY   INTERNATIONAL  TECHNOLOGY    BOND       INCOME
                                             ------------  ----------- ---------  -------------- ----------  ---------  -----------
Operations:
    Investment income (loss) - net ......... $  (511,011)     (68,077)    35,211        (4,319)    (32,048)     82,878       5,075
    Net realized gains (losses)
        on investments .....................   4,105,037     (562,565)    58,612        49,411      (7,621)     23,388          21
    Net change in unrealized
        appreciation or depreciation
        of investments .....................   2,080,767    1,508,315    324,987       359,475     575,049     (97,324)    108,600
                                             -----------   ----------  ---------     ---------   ---------   ---------  ----------
Net increase (decrease) in net assets
    resulting from operations ..............   5,674,793      877,673    418,810       404,567     535,380       8,942     113,696
                                             -----------   ----------  ---------     ---------   ---------   ---------  ----------
Contract transactions (notes 2, 3, 4
    and 5):
    Contract purchase payments .............  13,520,135    2,797,307  4,745,246     3,698,569   5,835,765   2,095,597   1,802,138
    Contract withdrawals and charges .......  (6,134,670)  (2,792,213)  (451,386)     (901,942)   (928,166)    (17,939)    (13,671)
    Actuarial adjustments for mortality
        experience on annuities in payment
        period .............................     (14,392)       2,077          -            21           1           -           -
    Annuity benefit payments ...............     (82,061)     (72,399)         -          (104)       (937)          -           -
                                             -----------   ----------  ---------     ---------   ---------   ---------  ----------
Increase (decrease) in net assets from
    contract transactions ..................   7,289,012      (65,228) 4,293,860     2,796,543   4,906,662   2,077,658   1,788,467
                                             -----------   ----------  ---------     ---------   ---------   ---------  ----------
Increase (decrease) in net assets ..........  12,963,805      812,445  4,712,670     3,201,110   5,442,042   2,086,600   1,902,163
Net assets at the beginning of year ........  36,825,287   11,553,656    464,746       949,442     406,684           -           -
                                             -----------   ----------  ---------     ---------   ---------   ---------  ----------
Net assets at the end of year .............. $49,789,092   12,366,101  5,177,416     4,150,552   5,848,726   2,086,600   1,902,163
                                             ===========   ==========  =========     =========   =========   =========  ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2004

                                                                            SEGREGATED SUB-ACCOUNTS
                                                 ----------------------------------------------------------------------------------
                                                 WADDELL & REED   WADDELL & REED   WADDELL & REED   WADDELL & REED   WADDELL & REED
                                                      HIGH         LIMITED-TERM        MONEY           MORTGAGE       REAL ESTATE
                                                     INCOME            BOND           MARKET          SECURITIES       SECURITIES
                                                 --------------   --------------   --------------   --------------   --------------
Operations:
     Investment income (loss) - net ...........  $      247,935       16,853              (408)          212,649             (641)
     Net realized gains (losses) on
        investments ...........................           1,047          214                 -           224,614          128,449
     Net change in unrealized appreciation or
        depreciation  of investments ..........        (140,027)     (17,435)                -           201,318        1,777,757
                                                 --------------      -------         ---------        ----------        ---------
Net increase (decrease) in net assets resulting
        from operations . .....................         108,955         (368)             (408)          638,581        1,905,565
                                                 --------------      -------         ---------        ----------        ---------
Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments ...............       3,985,892      745,066         1,785,058        16,537,047        7,710,897
     Contract withdrawals and charges .........         (42,278)     (15,834)         (576,730)          (16,210)         (69,710)
     Actuarial adjustments for mortality
        experience on  annuities in payment
        period ................................               -            -                 -                 -                -
     Annuity benefit payments .................               -            -                 -                 -                -
                                                 --------------      -------         ---------        ----------        ---------
Increase (decrease) in net assets from contract
     transactions..............................       3,943,614      729,232         1,208,328        16,520,837        7,641,187
                                                 --------------      -------         ---------        ----------        ---------
Increase (decrease) in net assets .............       4,052,569      728,864         1,207,920        17,159,418        9,546,752

Net assets at the beginning of year ...........               -            -                 -                 -                -
                                                 --------------      -------         ---------        ----------        ---------
Net assets at the end of year .................  $    4,052,569      728,864         1,207,920        17,159,418        9,546,752
                                                 ==============      =======         =========        ==========        =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(1) ORGANIZATION AND BASIS OF PRESENTATION

The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota
Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers nine types of contracts consisting of sixty-three segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges and unit value); MultiOption Classic and MultiOption Achiever (each of which has the same mortality and expense charges, administrative charges, and unit value); MegAnnuity; MultiOption Advisor; Adjustable Income Annuity; and Waddell & Reed Retirement Builder. The Account's mortality and expense risk charge and administrative charge vary based on the group-sponsored insurance program under which the contract is issued. The differentiating features of the contracts are described in notes 2 and 3 below.

The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the sixty-three segregated sub-accounts. Such payments are then invested in shares of the Advantus Series Fund, Inc., AIM Variable Insurance Funds, American Century Variable Portfolios, Inc., Credit Suisse Trust, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Fund, Janus Aspen Series, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Panorama Series Fund, Inc., Putnam Variable Trust, Van Kampen Funds, Inc. and Waddell & Reed Target Funds, Inc. (collectively, the Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable annuity contracts and variable life policies. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except International Bond Portfolio which is non-diversified), open-end management investment company.

Payments allocated to the Advantus Bond, Advantus Money Market, Advantus Index 500, Advantus Mortgage Securities, Advantus Maturing Government Bond 2006, Advantus Maturing Government Bond 2010, Advantus International Bond, Advantus Index 400 Mid-Cap, Advantus Real Estate Securities, AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Dent Demographic Trends, AIM V.I. Premier Equity, American Century Income and Growth, American Century Ultra, American Century Value, Credit Suisse Global Small Cap, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Fidelity VIP Mid-Cap, Franklin Large Cap

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(1) ORGANIZATION AND BASIS OF PRESENTATION - CONTINUED

Growth Securities, Franklin Mutual Shares Securities, Franklin Small-Mid Cap, Templeton Developing Markets Securities, Templeton Global Asset Allocation, Janus Aspen Balanced, Janus Aspen Forty, Janus Aspen International Growth, MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, MFS Value, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer International Growth, Putnam VT Growth and Income, Putnam VT International Equity, Putnam VT New Opportunities, Putnam VT New Value, Putnam VT Voyager, Van Kampen Comstock, Van Kampen Emerging Growth, Van Kampen Growth and Income, Waddell & Reed Balanced, Waddell & Reed Growth, Waddell & Reed International Value, Waddell & Reed Small Cap Growth, Waddell & Reed Value, Waddell & Reed Micro-Cap Growth, Waddell & Reed Small Cap Value, Waddell & Reed Core Equity, Waddell & Reed Asset Strategy, Waddell & Reed International Growth, Waddell & Reed Science & Technology, Waddell & Reed Bond, Waddell & Reed Dividend Income, Waddell & Reed High Income, Waddell & Reed Limited-Term Bond, Waddell & Reed Money Market, Waddell & Reed Mortgage Securities, Waddell & Reed Real Estate Securities, Waddell & Reed Global Natural Resources and Waddell & Reed Mid Cap Growth segregated sub-accounts are invested in shares of the Bond, Money Market, Index 500, Mortgage Securities, Maturing Government Bond 2006, Maturing Government Bond 2010, International Bond, Index 400 Mid-Cap and Real Estate Securities Portfolios of the Advantus Series Fund, Inc.; Series II shares of Aggressive Growth, Balanced, Dent Demographic Trends, and Premier Equity Funds of the AIM Variable Insurance Funds; Class II shares of Income and Growth, Ultra, and Value Funds of the American Century Variable Portfolios, Inc.; Global Small-Cap Portfolio of Credit Suisse Trust; Service Class 2 shares of Contrafund, Equity-Income, and Mid-Cap Portfolios of Fidelity Variable Insurance Products Funds; Class 2 shares of Large Cap Growth Securities, Mutual Shares Securities, Small-Mid Cap, Developing Markets Securities, and Global Asset Allocation Funds of Franklin Templeton Variable Insurance Products Trust; Service shares of Balanced, Forty, and International Growth Portfolios of Janus Aspen Series; Service shares of Investors Growth Stock, Mid Cap Growth, New Discovery, and Value of MFS Variable Insurance Trust; Service shares of Capital Appreciation and High Income Funds of Oppenheimer Variable Account Funds; Service shares of International Growth Fund of Panorama Series Fund, Inc.; IB shares of Growth and Income, International Equity, New Opportunities, New Value, and Voyager Funds of Putnam Variable Trust; Class 2 shares of Comstock, Emerging Growth, and Growth and Income Funds of Van Kampen Funds; Balanced, Growth, International Value, Small Cap Growth, Value, Micro-Cap

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(1) ORGANIZATION AND BASIS OF PRESENTATION - CONTINUED

Growth, Small Cap Value, Core Equity, Asset Strategy, International Growth, Science & Technology, Bond, Dividend Income, High Income, Limited-Term Bond, Money Market, Mortgage Securities, Real Estate Securities, Global Natural Resources, and Mid Cap Growth Portfolios of Waddell & Reed Target Funds, Inc., respectively.

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Advantus Series Fund, Inc. Both Securian and Advantus are affiliate companies of Minnesota Life.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

INVESTMENTS IN UNDERLYING FUNDS

Investments in shares of the Underlying Funds are stated at market value which is the net asset value per share as determined daily by the Underlying Funds. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the FIFO basis.

All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The underlying Advantus Series Fund, Inc. Portfolios, and other non-affiliated funds, may utilize consent dividends to effectively distribute income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the Underlying Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

FEDERAL INCOME TAXES

The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

income or capital gain distributions received by the Account from the underlying Funds. Any applicable taxes will be the responsibility of the contract holders or beneficiaries upon termination or withdrawals are payable on investment.

INVESTMENTS

For the year ended December 31, 2005, several Portfolios changed their name as summarized in the following table:

CURRENT PORTFOLIO                              PRIOR PORTFOLIO NAME
-----------------                              --------------------
Credit Suisse Global Small Cap Fund            Credit Suisse Global Post Venture Capital Fund
Franklin Small-Mid Cap Growth Fund             Franklin Small Cap Growth Fund
Janus Aspen Forty Portfolio                    Janus Aspen Capital Appreciation Portfolio
Waddell & Reed International Value Portfolio   Waddell & Reed International II Portfolio
Waddell & Reed International Growth Portfolio  Waddell & Reed International Portfolio

CONTRACTS IN ANNUITY PAYMENT PERIOD

MULTIOPTION FLEX/SINGLE/SELECT, MULTIOPTION CLASSIC/ACHIEVER AND MULTIOPTION
ADVISOR:

Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves for mortality and risk expense charges are required, Minnesota Life reimburses the Account. If the reserves required are less than originally estimated, transfers may be made to Minnesota Life.

MEGANNUITY:

Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table, using an assumed interest rate of 3.50 percent.

ADJUSTABLE INCOME ANNUITY:

Annuity reserves are computed for currently payable contracts according to the Individual Annuity 1983 Table A using an assumed interest rate of 4.50 percent. If additional annuity reserves for mortality and risk expense charges are required, Minnesota Life reimburses the Account. If the reserves required are less than originally estimated, transfers may be made to Minnesota Life.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(3) EXPENSES AND RELATED PARTY TRANSACTIONS

MULTIOPTION FLEX/SINGLE/SELECT:

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

A contingent deferred sales charge paid may be imposed on a Multi-Option Annuity or Multi-Option Select contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2005 and 2004, contingent deferred sales charges totaled $822,546 and $1,124,938 respectively

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

MULTIOPTION CLASSIC/ACHIEVER:

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

A contingent deferred sales charge paid may be imposed on a Multi-Option Classic or Multi-Option Achiever contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2005 and 2004, contingent deferred sales charges totaled $1,049,497 and $887,634, respectively.

Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2005 and 2004.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

Where allowed by law, we reserve the right to credit certain additional amounts, the "Wealthbuilder Credit", to certain contracts in circumstances where large purchase payments are made to those contracts. Those amounts are obtained from the Minnesota Life General Account. Minnesota Life reserves the right to modify, suspend or terminate the Wealthbuilder Credit program at any time without notice.

MULTIOPTION ADVISOR:

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.20 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative charge paid to Minnesota Life is equal, on an annual basis, to between 0.0 and 1.45 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2005 and 2004.

A contingent deferred sales charge paid may be imposed on a Multi-Option Advisor contract owner during the first ten years, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2005 and 2004, contingent deferred sales charges totaled $539,868 and $0, respectively.

Certain options have guaranteed minimum death or income benefits. These options mortality and expense charges range from 1.35 percent to 2.65 percent. There are no additional fees and charges associated with these guarantees.

MEGANNUITY:

The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2005 and 2004.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

ADJUSTABLE INCOME ANNUITY:

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15 percent of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

     A sales charge up to 4.50 percent, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. No sales charges were deducted from contract purchase payments for the years ended December 31, 2005 and 2004.

     A risk charge in the amount of 1.25 percent is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2.00 percent. No risk charges were deducted from contract purchase payments for the years ended December 31, 2005 and 2004.

     A premium tax charge of up to 3.50 percent is deducted from each contract purchase payment. No premium tax charges were deducted from contract purchase payments for the years ended December 31, 2005 and 2004.

WADDELL & REED ADVISORS RETIREMENT BUILDER:

The Waddell & Reed Advisors Retirement Builder product commenced operations on May 3, 2004.

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to between 1.25 percent and 2.35 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the year ended December 31, 2005 and the period ended December 31, 2004.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

A contingent deferred sales charge paid may be imposed on a Waddell & Reed Advisors Retirement Builder contract owner during the first ten years, if a contract's accumulation value is reduced by a withdrawal or surrender. For the year ended December 31, 2005 and the period ended December 31, 2004 contingent deferred sales charges totaled $54,243 and $0, respectively.

Certain options have guaranteed minimum death or income benefits. These optional mortality and expense charges range from .15 percent to .50 percent. There are no additional fees and charges associated with these guarantees.

OTHER

To the extent the Account invests in the Advantus Series Fund, Inc., the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15 percent to 0.70 percent of average daily net assets. In addition, the Advantus Series Fund, Inc., has adopted a Rule 12b-1 distribution plan covering all of its portfolios except the Maturing Government Bond Portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to 0.25 percent of average daily net assets to Securian. Advantus Series Fund, Inc. also pays an administrative service fee to Minnesota Life and for each portfolio pays an annual fee equal to 0.02 percent of net assets to State Street, Inc. for daily fund accounting services.

To the extent the Account invests in non-affiliated funds, the Account will also indirectly incur fees.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

3. EXPENSES AND RELATED PARTY TRANSACTIONS

Total mortality and expense and administrative charges for the year ended December 31, 2005 are listed in the following table:

                                                                                            ADVANTUS
                                                      ADVANTUS    ADVANTUS     ADVANTUS     MATURING
                                          ADVANTUS      MONEY       INDEX      MORTGAGE    GOVERNMENT
                                            BOND       MARKET        500      SECURITIES    BOND 2006
                                         ----------   --------   ----------   ----------   ----------
   Adjustable Income Annuity                     --         --     (723,567)          --         --
   MegAnnuity                                (7,264)    (2,562)     (20,136)      (3,068)      (293)
   MultiOption Advisor
      1.20 % Variable Account Charge       (204,334)   (55,477)     (56,168)    (119,150)        --
      1.35 % Variable Account Charge        (96,879)   (26,837)     (25,397)     (43,381)        --
      1.45 % Variable Account Charge        (23,719)    (7,241)      (2,806)      (5,018)        --
      1.50 % Variable Account Charge         (7,521)    (2,161)      (1,524)      (1,908)        --
      1.55 % Variable Account Charge       (125,669)   108,920      (53,199)     (67,698)        --
      1.60 % Variable Account Charge         (3,553)    (1,129)        (336)        (395)        --
      1.65 % Variable Account Charge         (4,809)    (4,805)          --           --         --
      1.70 % Variable Account Charge       (129,767)   (24,421)    (111,983)     (56,524)        --
      1.75 % Variable Account Charge         (3,385)      (746)          --         (318)        --
      1.80 % Variable Account Charge        (15,910)    (2,968)      (5,574)     (11,371)        --
      1.85 % Variable Account Charge        (24,321)    (6,667)      (2,156)      (6,977)        --
      1.90 % Variable Account Charge        (14,851)      (963)      (5,016)      (6,176)        --
      1.95 % Variable Account Charge        (18,403)    (4,709)      (1,150)      (3,737)        --
      2.00 % Variable Account Charge         (2,166)      (261)          --         (443)        --
      2.05 % Variable Account Charge        (25,576)    (9,586)        (560)      (3,868)        --
      2.10 % Variable Account Charge           (176)       (26)          --          (20)
      2.15 % Variable Account Charge         (4,118)    (1,235)          --       (1,201)        --
      2.20 % Variable Account Charge         (6,059)    (1,855)        (114)      (5,806)        --
      2.25 % Variable Account Charge         (2,890)      (865)          --           --         --
      2.30 % Variable Account Charge         (2,056)      (692)          --         (113)        --
      2.35 % Variable Account Charge           (250)      (117)          --           --         --
      2.40 % Variable Account Charge         (2,398)      (131)          --         (465)        --
      2.55 % Variable Account Charge             --         --           --           --         --
      2.65 % Variable Account Charge         (1,115)    (1,031)        (476)          --         --
   MultiOption Classic/Achiever            (396,862)   (86,405)    (352,940)    (477,181)    (4,446)
   MultiOption Flex/Single/Select          (981,298)  (178,048)  (1,568,034)    (930,840)   (50,304)
   Waddell and Reed Retirement Builder           --         --           --           --         --
                                         ----------   --------   ----------   ----------    -------
Total Expenses                           (2,105,348)  (312,019)  (2,931,136)  (1,745,659)   (55,043)
                                         ==========   ========   ==========   ==========    =======

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

3. EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                          ADVANTUS                                 ADVANTUS
                                          MATURING       ADVANTUS      ADVANTUS      REAL       AIM V.I.
                                         GOVERNMENT   INTERNATIONAL   INDEX 400     ESTATE     AGGRESSIVE
                                          BOND 2010        BOND        MID-CAP    SECURITIES     GROWTH
                                         ----------   -------------   ---------   ----------   ----------
   Adjustable Income Annuity                   --             --            --           --          --
   MegAnnuity                                (135)        (1,186)       (3,285)      (4,165)         --
   MultiOption Advisor
      1.20 % Variable Account Charge           --         (1,289)      (54,823)     (95,902)     (4,015)
      1.35 % Variable Account Charge           --           (368)      (29,809)     (47,620)    (20,669)
      1.45 % Variable Account Charge           --            (17)       (6,842)      (7,475)       (569)
      1.50 % Variable Account Charge           --             --        (2,650)      (3,841)         --
      1.55 % Variable Account Charge           --         (2,776)      (33,376)     (71,831)     (1,155)
      1.60 % Variable Account Charge           --             --        (1,340)        (855)         --
      1.65 % Variable Account Charge           --           (386)       (1,631)      (1,033)         --
      1.70 % Variable Account Charge           --         (1,382)      (45,711)     (77,119)     (2,105)
      1.75 % Variable Account Charge           --             --        (1,241)      (1,201)         --
      1.80 % Variable Account Charge           --            (13)       (7,877)     (10,308)         --
      1.85 % Variable Account Charge           --         (1,262)      (10,337)     (10,197)       (351)
      1.90 % Variable Account Charge           --           (127)       (4,442)      (8,369)         --
      1.95 % Variable Account Charge           --             --        (5,359)      (8,308)         --
      2.00 % Variable Account Charge           --             --        (1,149)        (933)         --
      2.05 % Variable Account Charge           --             (8)       (8,680)     (19,729)       (148)
      2.10 % Variable Account Charge           --            (40)          (52)         (46)         --
      2.15 % Variable Account Charge           --             --        (1,515)      (1,201)         --
      2.20 % Variable Account Charge           --           (149)       (2,350)      (2,431)         --
      2.25 % Variable Account Charge           --             --        (1,185)        (738)         --
      2.30 % Variable Account Charge           --             --          (733)      (2,033)         --
      2.35 % Variable Account Charge           --             --          (117)          --          --
      2.40 % Variable Account Charge           --             --          (710)        (896)         --
      2.55 % Variable Account Charge           --             --            --           --          --
      2.65 % Variable Account Charge           --             --          (303)        (108)         --
   MultiOption Classic/Achiever            (5,735)      (129,923)     (105,474)    (241,733)     (7,251)
   MultiOption Flex/Single/Select         (64,438)      (440,392)     (195,258)    (297,041)         --
   Waddell and Reed Retirement Builder         --             --            --           --          --
                                          -------       --------      --------     --------     -------
Total Expenses                            (70,308)      (579,318)     (526,250)    (915,112)    (36,263)
                                          =======       ========      ========     ========     =======

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

3. EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                                      AIM V.I.                AMERICAN
                                                        DENT      AIM V.I.     CENTURY     AMERICAN
                                         AIM V.I.   DEMOGRAPHIC    PREMIER     INCOME      CENTURY
                                         BALANCED      TRENDS      EQUITY    AND GROWTH     ULTRA
                                         --------   -----------   --------   ----------   ---------
   Adjustable Income Annuity                  --          --           --          --           --
   MegAnnuity                                 --          --           --          --           --
   MultiOption Advisor
      1.20 % Variable Account Charge      (8,594)     (2,265)      (1,418)    (13,193)    (157,467)
      1.35 % Variable Account Charge      (2,800)     (1,389)        (867)     (5,135)     (76,782)
      1.45 % Variable Account Charge        (108)         --          (29)     (1,067)     (21,459)
      1.50 % Variable Account Charge         (74)         --         (238)       (389)      (6,562)
      1.55 % Variable Account Charge      (2,120)     (1,190)        (629)     (7,226)     (98,184)
      1.60 % Variable Account Charge          --          --           --          --       (3,707)
      1.65 % Variable Account Charge          --          --           --          --       (4,243)
      1.70 % Variable Account Charge      (4,959)       (928)        (763)     (5,721)    (103,377)
      1.75 % Variable Account Charge          --          --           --          --       (2,842)
      1.80 % Variable Account Charge      (3,851)        (34)          --      (7,155)      (8,654)
      1.85 % Variable Account Charge          --        (303)        (111)       (680)     (26,850)
      1.90 % Variable Account Charge        (981)         --           --      (1,824)      (9,974)
      1.95 % Variable Account Charge        (164)         --           --        (756)     (15,506)
      2.00 % Variable Account Charge          --          --           --          --       (2,367)
      2.05 % Variable Account Charge        (291)       (285)          --        (660)     (25,870)
      2.10 % Variable Account Charge          --          --           --          --          (74)
      2.15 % Variable Account Charge          --          --           --          --       (4,374)
      2.20 % Variable Account Charge        (298)         --           --          --       (6,386)
      2.25 % Variable Account Charge          --          --           --          --       (3,386)
      2.30 % Variable Account Charge          --          --           --      (1,870)      (1,967)
      2.35 % Variable Account Charge          --          --           --         (77)         (70)
      2.40 % Variable Account Charge          --          --           --        (131)      (1,956)
      2.55 % Variable Account Charge          --          --           --          --           --
      2.65 % Variable Account Charge          --          --           --          --         (953)
   MultiOption Classic/Achiever           (6,039)     (2,435)      (4,141)    (12,515)     (74,709)
   MultiOption Flex/Single/Select             --          --           --          --           --
   Waddell and Reed Retirement Builder        --          --           --          --           --
                                         -------      ------       ------     -------     --------
Total Expenses                           (30,281)     (8,828)      (8,197)    (58,398)    (657,719)
                                         =======      ======       ======     =======     ========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

3. EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                         AMERICAN   CREDIT SUISSE
                                          CENTURY       GLOBAL      FIDELITY VIP    FIDELITY VIP   FIDELITY VIP
                                          VALUE       SMALL CAP      CONTRAFUND    EQUITY-INCOME      MID-CAP
                                         --------   -------------   ------------   -------------   ------------
   Adjustable Income Annuity                   --           --              --              --             --
   MegAnnuity                                  --         (278)         (1,014)           (758)        (1,385)
   MultiOption Advisor
      1.20 % Variable Account Charge      (34,828)          --         (75,439)       (248,118)       (79,672)
      1.35 % Variable Account Charge      (21,406)          --         (31,474)       (110,437)       (41,235)
      1.45 % Variable Account Charge       (2,049)          --          (3,276)        (28,861)        (5,059)
      1.50 % Variable Account Charge         (919)          --          (1,890)         (8,902)        (1,565)
      1.55 % Variable Account Charge      (22,682)          --         (48,830)       (144,579)       (46,457)
      1.60 % Variable Account Charge           --           --              --          (4,936)            --
      1.65 % Variable Account Charge       (1,091)          --            (227)         (5,818)          (248)
      1.70 % Variable Account Charge      (20,732)          --         (32,277)       (140,584)       (47,164)
      1.75 % Variable Account Charge         (373)          --            (728)         (3,714)          (504)
      1.80 % Variable Account Charge       (5,360)          --          (2,770)        (26,348)        (4,442)
      1.85 % Variable Account Charge       (7,887)          --          (4,416)        (33,458)        (5,898)
      1.90 % Variable Account Charge       (1,085)          --          (6,238)        (12,506)        (3,382)
      1.95 % Variable Account Charge       (1,264)          --          (3,780)        (22,870)        (3,042)
      2.00 % Variable Account Charge         (615)          --            (199)         (2,877)          (229)
      2.05 % Variable Account Charge       (3,860)          --          (8,756)        (28,762)        (3,628)
      2.10 % Variable Account Charge          (89)          --             (42)            (66)           (21)
      2.15 % Variable Account Charge         (313)          --          (1,318)         (5,574)          (568)
      2.20 % Variable Account Charge         (439)          --          (1,564)         (7,771)        (1,330)
      2.25 % Variable Account Charge           (6)          --              --          (4,309)            --
      2.30 % Variable Account Charge       (1,436)          --          (2,228)         (4,563)        (2,420)
      2.35 % Variable Account Charge          (69)          --            (165)           (248)            --
      2.40 % Variable Account Charge         (417)          --            (671)         (2,526)          (622)
      2.55 % Variable Account Charge           --           --              --              --             --
      2.65 % Variable Account Charge           --           --            (962)         (1,384)            --
   MultiOption Classic/Achiever           (39,760)     (13,984)       (247,138)       (305,665)      (246,996)
   MultiOption Flex/Single/Select              --      (17,119)       (239,895)       (252,655)      (229,488)
   Waddell and Reed Retirement Builder         --           --              --              --             --
                                         --------      -------        --------      ----------       --------
Total Expenses                           (166,680)     (31,381)       (715,294)     (1,408,289)      (725,356)
                                         ========      =======        ========      ==========       ========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

3. EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                          FRANKLIN     FRANKLIN                 TEMPLETON
                                          LARGE CAP     MUTUAL      FRANKLIN   DEVELOPING     TEMPLETON
                                           GROWTH       SHARES     SMALL-MID     MARKETS    GLOBAL ASSET
                                         SECURITIES   SECURITIES      CAP      SECURITIES    ALLOCATION
                                         ----------   ----------   ---------   ----------   ------------
   Adjustable Income Annuity                   --            --          --           --            --
   MegAnnuity                                  --            --        (424)      (1,427)         (996)
   MultiOption Advisor                                                                              --
      1.20 % Variable Account Charge      (11,537)      (15,042)    (19,852)     (29,408)           --
      1.35 % Variable Account Charge      (22,918)      (12,682)     (9,182)     (13,160)           --
      1.45 % Variable Account Charge         (429)       (1,049)       (324)      (2,346)           --
      1.50 % Variable Account Charge         (352)         (440)     (1,232)      (2,106)           --
      1.55 % Variable Account Charge       (6,163)      (17,591)    (13,143)     (22,602)           --
      1.60 % Variable Account Charge           --            --          --          (12)           --
      1.65 % Variable Account Charge         (305)           --          --         (390)           --
      1.70 % Variable Account Charge      (11,333)       (7,229)    (14,152)     (26,101)           --
      1.75 % Variable Account Charge         (163)           --          --         (188)           --
      1.80 % Variable Account Charge         (694)       (2,399)     (3,024)      (1,207)           --
      1.85 % Variable Account Charge       (1,319)       (3,935)     (1,226)      (6,008)           --
      1.90 % Variable Account Charge         (789)       (1,122)     (1,055)      (1,107)           --
      1.95 % Variable Account Charge         (734)       (3,055)       (387)        (868)           --
      2.00 % Variable Account Charge          (94)         (254)       (238)        (601)           --
      2.05 % Variable Account Charge         (878)       (2,865)       (185)      (3,106)           --
      2.10 % Variable Account Charge           --            --          --          (34)
      2.15 % Variable Account Charge           --          (573)         --         (353)           --
      2.20 % Variable Account Charge           --            --        (183)        (899)           --
      2.25 % Variable Account Charge           --            --          --           (3)           --
      2.30 % Variable Account Charge           --           (35)       (310)        (457)           --
      2.35 % Variable Account Charge           --            --          --          (98)           --
      2.40 % Variable Account Charge           --          (198)         --         (357)           --
      2.55 % Variable Account Charge           --            --          --           --            --
      2.65 % Variable Account Charge           --            --          --           --            --
   MultiOption Classic/Achiever            (8,376)      (34,902)    (84,040)     (81,342)      (50,694)
   MultiOption Flex/Single/Select              --            --     (67,567)    (111,984)      (55,674)
   Waddell and Reed Retirement Builder         --            --          --           --            --
                                          -------      --------    --------     --------      --------
Total Expenses                            (66,082)     (103,371)   (216,525)    (306,163)     (107,364)
                                          =======      ========    ========     ========      ========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINACIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

3. EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                           JANUS      JANUS     JANUS ASPEN         MFS         MFS
                                           ASPEN      ASPEN    INTERNATIONAL     INVESTORS    MID CAP
                                         BALANCED     FORTY        GROWTH      GROWTH STOCK    GROWTH
                                         --------   --------   -------------   ------------   -------
   Adjustable Income Annuity                  --          --           --             --           --
   MegAnnuity                                 --        (874)        (945)            --           --
   MultiOption Advisor
      1.20 % Variable Account Charge     (20,007)    (10,878)     (30,107)        (3,241)      (5,342)
      1.35 % Variable Account Charge      (5,166)     (7,772)     (18,643)        (2,438)      (2,334)
      1.45 % Variable Account Charge        (103)        (10)      (3,162)          (520)          --
      1.50 % Variable Account Charge          --        (511)      (1,620)          (209)        (469)
      1.55 % Variable Account Charge     (11,220)    (15,133)     (14,692)        (2,691)      (3,216)
      1.60 % Variable Account Charge          --          --          (30)            --           --
      1.65 % Variable Account Charge          --        (752)      (1,094)            --           --
      1.70 % Variable Account Charge      (3,718)     (7,460)     (25,362)          (989)      (1,610)
      1.75 % Variable Account Charge          --        (227)        (924)            --         (116)
      1.80 % Variable Account Charge        (411)     (1,825)      (1,499)          (910)        (267)
      1.85 % Variable Account Charge        (424)     (1,433)      (9,924)          (784)        (534)
      1.90 % Variable Account Charge         (93)        (51)      (1,415)            --           --
      1.95 % Variable Account Charge         (13)       (262)      (1,327)            --           --
      2.00 % Variable Account Charge         (98)       (100)      (1,082)            --           --
      2.05 % Variable Account Charge      (1,033)     (1,031)      (5,746)            --           --
      2.10 % Variable Account Charge          --         (21)         (54)
      2.15 % Variable Account Charge          --          --         (362)            --         (135)
      2.20 % Variable Account Charge          --        (665)      (1,709)            --           --
      2.25 % Variable Account Charge          --          --       (1,013)            --           --
      2.30 % Variable Account Charge          --          --         (653)            --           --
      2.35 % Variable Account Charge          --          --           --             --           --
      2.40 % Variable Account Charge        (309)        (57)        (311)            --           --
      2.55 % Variable Account Charge          --          --           --             --           --
      2.65 % Variable Account Charge          --          --           --             --           --
   MultiOption Classic/Achiever          (13,380)   (136,897)    (128,523)        (8,121)      (6,022)
   MultiOption Flex/Single/Select             --    (117,020)     (89,035)            --           --
   Waddell and Reed Retirement Builder        --          --           --             --           --
                                         -------    --------     --------        -------      -------
Total Expenses                           (55,975)   (302,978)    (339,232)       (19,903)     (20,044)
                                         =======    ========     ========        =======      =======

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

3. EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                            MFS                 OPPENHEIMER                  OPPENHEIMER
                                            NEW        MFS        CAPITAL     OPPENHEIMER   INTERNATIONAL
                                         DISCOVERY    VALUE    APPRECIATION   HIGH INCOME       GROWTH
                                         ---------   -------   ------------   -----------   -------------
   Adjustable Income Annuity                   --         --           --            --             --
   MegAnnuity                                  --         --           --            --             --
   MultiOption Advisor
      1.20 % Variable Account Charge      (38,670)    (8,432)     (11,982)      (79,845)       (13,263)
      1.35 % Variable Account Charge      (18,307)    (6,878)     (45,104)      (37,060)       (18,115)
      1.45 % Variable Account Charge       (4,820)       (54)      (1,088)       (9,190)        (1,032)
      1.50 % Variable Account Charge       (1,738)      (975)      (1,355)       (2,122)          (894)
      1.55 % Variable Account Charge      (26,898)   (11,333)      (4,835)      (56,120)        (7,339)
      1.60 % Variable Account Charge       (1,378)        --           --        (1,520)            --
      1.65 % Variable Account Charge         (451)       (80)        (309)       (1,742)            --
      1.70 % Variable Account Charge      (29,027)    (4,888)      (5,503)      (31,994)       (13,645)
      1.75 % Variable Account Charge          (97)        --           --        (1,138)            --
      1.80 % Variable Account Charge       (2,248)      (495)          --        (9,946)        (1,639)
      1.85 % Variable Account Charge       (6,270)    (2,261)      (1,094)       (7,423)        (2,988)
      1.90 % Variable Account Charge       (2,591)      (288)        (690)       (2,548)           (38)
      1.95 % Variable Account Charge       (5,256)        --         (779)       (8,321)        (1,039)
      2.00 % Variable Account Charge         (126)        --         (162)         (667)            --
      2.05 % Variable Account Charge       (4,843)        --         (359)       (7,364)          (846)
      2.10 % Variable Account Charge           --         --           --           (55)           (21)
      2.15 % Variable Account Charge       (1,164)        --         (544)       (2,041)          (515)
      2.20 % Variable Account Charge         (902)      (342)        (343)       (2,768)          (506)
      2.25 % Variable Account Charge           --         --           --        (1,346)            --
      2.30 % Variable Account Charge         (687)       (31)         (60)       (1,812)          (254)
      2.35 % Variable Account Charge           --         --           --           (70)           (85)
      2.40 % Variable Account Charge         (615)        --         (412)         (220)            --
      2.55 % Variable Account Charge           --         --           --            --             --
      2.65 % Variable Account Charge         (338)        --           --          (460)            --
   MultiOption Classic/Achiever           (26,408)   (30,165)     (26,182)      (42,639)       (18,242)
   MultiOption Flex/Single/Select              --         --           --            --             --
   Waddell and Reed Retirement Builder         --         --           --            --             --
                                         --------    -------     --------      --------        -------
Total Expenses                           (172,835)   (66,223)    (100,803)     (308,411)       (80,460)
                                         ========    =======     ========      ========        =======

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

3. EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                          PUTNAM VT     PUTNAM VT       PUTNAM VT     PUTNAM VT
                                         GROWTH AND   INTERNATIONAL        NEW           NEW      PUTNAM VT
                                           INCOME         EQUITY      OPPORTUNITIES     VALUE      VOYAGER
                                         ----------   -------------   -------------   ---------   ---------
   Adjustable Income Annuity                   --             --             --             --          --
   MegAnnuity                                  --             --             --             --          --
   MultiOption Advisor
      1.20 % Variable Account Charge       (8,558)       (35,534)          (622)        (5,846)     (2,944)
      1.35 % Variable Account Charge       (2,738)       (23,111)          (528)        (3,848)       (928)
      1.45 % Variable Account Charge          (81)        (5,896)            --            (28)       (176)
      1.50 % Variable Account Charge           --         (1,169)            --           (552)        (66)
      1.55 % Variable Account Charge       (3,689)       (29,321)        (1,089)       (14,047)     (1,276)
      1.60 % Variable Account Charge           --         (1,423)            --             --          --
      1.65 % Variable Account Charge           --           (610)            --             --          --
      1.70 % Variable Account Charge       (3,671)       (16,920)          (496)        (4,548)     (1,270)
      1.75 % Variable Account Charge         (174)            --             --             --          --
      1.80 % Variable Account Charge         (439)        (2,931)            --            (79)       (644)
      1.85 % Variable Account Charge           --         (2,405)            --         (1,026)        (41)
      1.90 % Variable Account Charge         (478)        (2,894)            --             --          --
      1.95 % Variable Account Charge           --         (4,187)          (101)          (252)         --
      2.00 % Variable Account Charge           --           (200)            --             --          --
      2.05 % Variable Account Charge         (173)        (3,718)          (447)           (66)         --
      2.10 % Variable Account Charge           --             --             --             --          --
      2.15 % Variable Account Charge           --         (1,127)            --             --          --
      2.20 % Variable Account Charge           --           (332)            --            (70)         --
      2.25 % Variable Account Charge           --             --             --             --          --
      2.30 % Variable Account Charge           --           (506)            --           (772)         --
      2.35 % Variable Account Charge           --             --             --             --          --
      2.40 % Variable Account Charge           --           (586)            --             --          --
      2.55 % Variable Account Charge           --             --             --             --          --
      2.65 % Variable Account Charge           --           (470)            --             --          --
   MultiOption Classic/Achiever            (7,477)       (33,113)        (1,892)        (7,628)     (5,298)
   MultiOption Flex/Single/Select              --             --             --             --          --
   Waddell and Reed Retirement Builder         --             --             --             --          --
                                          -------       --------         ------        -------     -------
Total Expenses                            (27,478)      (166,451)        (5,175)       (38,762)    (12,643)
                                          =======       ========         ======        =======     =======

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

3. EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                                      VAN KAMPEN   VAN KAMPEN
                                         VAN KAMPEN    EMERGING    GROWTH AND   WADDELL & REED   WADDELL & REED
                                          COMSTOCK      GROWTH       INCOME        BALANCED          GROWTH
                                         ----------   ----------   ----------   --------------   --------------
   Adjustable Income Annuity                    --          --           --               --               --
   MegAnnuity                                   --          --           --           (7,336)         (13,187)
   MultiOption Advisor
      1.20 % Variable Account Charge       (15,740)       (580)      (5,043)         (19,523)         (10,533)
      1.35 % Variable Account Charge       (50,714)     (8,733)     (21,000)          (9,206)          (6,321)
      1.45 % Variable Account Charge        (1,793)         (9)         (66)            (600)          (1,241)
      1.50 % Variable Account Charge          (730)       (127)         (24)            (145)          (1,199)
      1.55 % Variable Account Charge       (16,844)       (481)      (3,255)         (58,877)         (29,744)
      1.60 % Variable Account Charge            --          --           --             (791)              --
      1.65 % Variable Account Charge            --          --           --             (252)            (418)
      1.70 % Variable Account Charge       (14,236)       (949)      (3,287)         (27,724)         (26,759)
      1.75 % Variable Account Charge          (107)         --           --               --             (127)
      1.80 % Variable Account Charge          (432)         --         (847)          (2,083)            (946)
      1.85 % Variable Account Charge        (4,181)        (88)        (558)             (98)          (2,179)
      1.90 % Variable Account Charge        (1,525)         --         (236)          (3,080)          (1,399)
      1.95 % Variable Account Charge           (30)         --          (13)          (1,267)          (1,682)
      2.00 % Variable Account Charge          (216)         --           --             (130)          (1,128)
      2.05 % Variable Account Charge        (6,101)        (11)        (263)            (968)          (1,675)
      2.10 % Variable Account Charge           (50)         --           --               --              (73)
      2.15 % Variable Account Charge           (60)         --           --               --              (37)
      2.20 % Variable Account Charge        (1,169)         --           --               --             (750)
      2.25 % Variable Account Charge            --          --           --               --               (8)
      2.30 % Variable Account Charge          (781)         --           --             (151)             (78)
      2.35 % Variable Account Charge            --          --           --               --              (71)
      2.40 % Variable Account Charge          (514)         --           --             (196)            (155)
      2.55 % Variable Account Charge            --          --           --               --               --
      2.65 % Variable Account Charge            --          --           --               --               --
   MultiOption Classic/Achiever                 --          --           --         (249,204)        (214,478)
   MultiOption Flex/Single/Select               --          --           --       (2,170,390)      (1,562,076)
   Waddell and Reed Retirement Builder
      1.25 % Variable Account Charge            --          --           --          (10,473)         (33,745)
      1.35 % Variable Account Charge            --          --           --              (56)          (1,516)
      1.40 % Variable Account Charge            --          --           --           (2,792)         (13,794)
      1.50 % Variable Account Charge            --          --           --             (573)         (10,443)
      1.60 % Variable Account Charge            --          --           --           (3,430)         (11,881)
      1.65 % Variable Account Charge            --          --           --           (1,030)          (2,517)
      1.75 % Variable Account Charge            --          --           --          (10,789)         (66,786)
      1.85 % Variable Account Charge            --          --           --           (3,450)          (1,849)
      1.90 % Variable Account Charge            --          --           --           (5,015)         (42,860)
      2.00 % Variable Account Charge            --          --           --             (796)          (5,847)
      2.10 % Variable Account Charge            --          --           --           (1,648)          (9,208)
      2.15 % Variable Account Charge            --          --           --             (215)          (2,475)
      2.25 % Variable Account Charge            --          --           --               --             (378)
      2.35 % Variable Account Charge            --          --           --             (104)          (5,923)
                                          --------     -------      -------       ----------       ----------
Total Expenses                            (115,223)    (10,978)     (34,591)      (2,592,391)      (2,085,484)
                                          ========     =======      =======       ==========       ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

3. EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                     WADDELL & REED  WADDELL & REED                  WADDELL & REED  WADDELL & REED
                                      INTERNATIONAL    SMALL CAP     WADDELL & REED     MICRO-CAP       SMALL CAP
                                          VALUE          GROWTH           VALUE          GROWTH           VALUE
                                     --------------  --------------  --------------  --------------  --------------
Adjustable Income Annuity                      --              --             --              --              --
MegAnnuity                                 (8,721)         (5,016)        (3,253)           (992)         (2,986)
MultiOption Advisor
   1.20 % Variable Account Charge        (141,751)        (16,202)        (7,099)         (8,037)        (63,108)
   1.35 % Variable Account Charge         (70,592)         (6,827)        (2,959)         (3,695)        (26,119)
   1.45 % Variable Account Charge         (15,408)         (1,122)          (329)           (296)         (4,107)
   1.50 % Variable Account Charge          (5,758)           (634)            --             (11)         (2,433)
   1.55 % Variable Account Charge        (119,644)        (12,536)       (10,624)        (12,111)        (39,802)
   1.60 % Variable Account Charge          (2,463)             --             --              --             (34)
   1.65 % Variable Account Charge          (3,616)            (40)            --             (41)         (1,544)
   1.70 % Variable Account Charge        (115,797)        (15,112)        (9,137)         (4,763)        (43,688)
   1.75 % Variable Account Charge          (2,650)           (113)            --             (63)         (1,171)
   1.80 % Variable Account Charge          (7,557)           (836)          (392)           (608)         (7,135)
   1.85 % Variable Account Charge         (22,840)         (1,586)          (327)         (2,807)        (12,461)
   1.90 % Variable Account Charge          (7,378)         (1,538)          (714)           (220)         (2,714)
   1.95 % Variable Account Charge         (13,400)           (408)          (336)             (4)         (2,544)
   2.00 % Variable Account Charge          (1,885)            (62)            --              --            (835)
   2.05 % Variable Account Charge         (20,067)         (2,401)        (1,855)             --          (8,157)
   2.10 % Variable Account Charge             (76)             (4)            --              --             (52)
   2.15 % Variable Account Charge          (2,874)           (235)          (783)             --            (464)
   2.20 % Variable Account Charge          (5,486)           (574)          (948)             --          (2,757)
   2.25 % Variable Account Charge          (2,374)             --             --              --          (1,388)
   2.30 % Variable Account Charge          (1,816)           (477)          (764)            (34)         (1,400)
   2.35 % Variable Account Charge            (133)             --             --              --             (34)
   2.40 % Variable Account Charge          (1,790)            (45)          (197)            (44)           (726)
   2.55 % Variable Account Charge              --              --             --              --              --
   2.65 % Variable Account Charge            (124)             --             --              --              --
MultiOption Classic/Achiever             (275,368)       (144,058)       (95,205)        (69,035)       (171,071)
MultiOption Flex/Single/Select         (1,434,650)       (756,477)      (685,006)       (109,497)       (247,731)
Waddell and Reed Retirement Builder
   1.25 % Variable Account Charge         (18,198)        (13,707)       (32,491)         (7,437)        (16,530)
   1.35 % Variable Account Charge            (225)            (86)        (1,313)            (87)           (140)
   1.40 % Variable Account Charge          (6,808)         (5,052)       (12,161)         (2,326)         (9,111)
   1.50 % Variable Account Charge          (1,339)         (2,444)        (3,596)         (1,371)         (2,428)
   1.60 % Variable Account Charge          (6,767)         (5,756)       (10,764)           (506)         (5,719)
   1.65 % Variable Account Charge            (616)           (550)        (3,465)           (503)           (779)
   1.75 % Variable Account Charge         (22,843)        (38,263)       (48,605)        (14,538)        (27,911)
   1.85 % Variable Account Charge          (1,405)         (1,929)        (1,596)         (1,788)         (1,477)
   1.90 % Variable Account Charge         (20,153)        (23,121)       (29,149)         (9,638)        (16,535)
   2.00 % Variable Account Charge          (5,529)         (4,105)        (8,464)         (3,302)         (5,990)
   2.10 % Variable Account Charge          (5,498)         (6,777)        (9,435)         (2,611)         (4,634)
   2.15 % Variable Account Charge            (196)         (2,221)        (2,224)            (38)           (149)
   2.25 % Variable Account Charge            (242)            (70)          (438)             --            (237)
   2.35 % Variable Account Charge          (2,235)         (3,459)        (2,271)         (1,621)         (2,949)
                                       ----------      ----------       --------        --------        --------
Total Expenses                         (2,376,270)     (1,073,844)      (985,901)       (258,024)       (739,051)
                                       ==========      ==========       ========        ========        ========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

3. EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                                     WADDELL & REED  WADDELL & REED  WADDELL & REED
                                     WADDELL & REED      ASSET        INTERNATIONAL     SCIENCE &    WADDELL & REED
                                       CORE EQUITY      STRATEGY         GROWTH        TECHNOLOGY         BOND
                                     --------------  --------------  --------------  --------------  --------------
Adjustable Income Annuity                     --              --              --              --             --
MegAnnuity                                  (452)             --              --              --             --
MultiOption Advisor
   1.20 % Variable Account Charge         (1,514)        (14,738)         (8,390)         (8,431)            --
   1.35 % Variable Account Charge           (983)         (4,177)         (3,879)         (4,216)            --
   1.45 % Variable Account Charge            (37)           (174)            (53)           (747)            --
   1.50 % Variable Account Charge             --            (400)           (182)           (122)            --
   1.55 % Variable Account Charge         (2,172)        (19,106)         (5,764)         (3,298)            --
   1.60 % Variable Account Charge             --            (800)             --              --             --
   1.65 % Variable Account Charge             --             (55)             --              --             --
   1.70 % Variable Account Charge         (1,063)        (10,948)         (3,448)         (6,296)            --
   1.75 % Variable Account Charge            (77)           (258)             --             (45)            --
   1.80 % Variable Account Charge             --            (393)           (420)           (231)            --
   1.85 % Variable Account Charge           (391)           (721)         (1,269)         (2,284)            --
   1.90 % Variable Account Charge             --            (627)         (2,138)           (432)            --
   1.95 % Variable Account Charge             --          (1,403)             --            (705)            --
   2.00 % Variable Account Charge             --            (146)             --            (101)            --
   2.05 % Variable Account Charge           (146)         (2,202)           (900)           (111)            --
   2.15 % Variable Account Charge             --              --              --              --             --
   2.20 % Variable Account Charge             --            (257)           (186)            (69)            --
   2.25 % Variable Account Charge             --              --              --              --             --
   2.30 % Variable Account Charge            (63)            (87)             --              (6)            --
   2.35 % Variable Account Charge             --              --              --              --             --
   2.40 % Variable Account Charge             --            (696)             --              --             --
   2.55 % Variable Account Charge             --              --              --              --             --
   2.65 % Variable Account Charge             --              --            (324)             --             --
MultiOption Classic/Achiever             (40,898)        (12,078)         (5,479)         (4,707)            --
MultiOption Flex/Single/Select           (75,600)        (42,673)         (7,084)        (13,608)            --
Waddell and Reed Retirement Builder
   1.25 % Variable Account Charge        (12,301)        (18,596)         (9,053)        (18,423)       (21,187)
   1.35 % Variable Account Charge         (1,471)           (154)           (260)         (1,275)           (63)
   1.40 % Variable Account Charge         (4,540)        (11,147)         (2,956)         (6,183)        (6,825)
   1.50 % Variable Account Charge         (8,439)         (1,813)         (1,390)         (2,320)        (1,498)
   1.60 % Variable Account Charge         (3,294)         (3,466)         (3,221)         (6,868)        (2,870)
   1.65 % Variable Account Charge         (2,915)         (2,081)           (747)         (1,883)        (1,198)
   1.75 % Variable Account Charge         (5,367)         (8,881)        (25,143)        (35,900)       (16,796)
   1.85 % Variable Account Charge         (1,538)         (1,397)           (318)         (3,295)        (2,089)
   1.90 % Variable Account Charge        (13,928)        (14,923)        (12,929)        (26,199)       (10,214)
   2.00 % Variable Account Charge         (1,036)         (7,791)           (998)         (6,381)        (2,832)
   2.10 % Variable Account Charge         (4,530)         (8,356)         (5,252)         (6,205)        (2,905)
   2.15 % Variable Account Charge            (55)           (372)           (430)         (2,298)            --
   2.25 % Variable Account Charge             --              --             (46)            (35)          (238)
   2.35 % Variable Account Charge           (293)         (1,768)         (2,343)         (3,579)          (882)
                                        --------        --------        --------        --------        -------
Total Expenses                          (183,102)       (192,685)       (104,602)       (166,253)       (69,599)
                                        ========        ========        ========        ========        =======

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

3. EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                     WADDELL & REED  WADDELL & REED  WADDELL & REED  WADDELL & REED  WADDELL & REED
                                        DIVIDEND          HIGH        LIMITED-TERM        MONEY         MORTGAGE
                                         INCOME          INCOME           BOND           MARKET        SECURITIES
                                     --------------  --------------  --------------  --------------  --------------
Adjustable Income Annuity                    --               --             --              --               --
MegAnnuity                                   --               --             --              --               --
MultiOption Advisor                          --               --             --              --               --
MultiOption Classic/Achiever                 --               --             --              --               --
MultiOption Flex/Single/Select               --               --             --              --               --
Waddell and Reed Retirement Builder
   1.25 % Variable Account Charge       (12,227)         (28,704)        (8,036)         (8,639)        (201,313)
   1.35 % Variable Account Charge          (510)            (186)          (248)           (127)            (113)
   1.40 % Variable Account Charge        (4,990)         (11,619)        (1,236)         (1,040)          (2,889)
   1.50 % Variable Account Charge        (1,410)          (3,361)          (525)            (35)          (4,270)
   1.60 % Variable Account Charge        (2,180)          (7,017)          (116)           (138)          (2,088)
   1.65 % Variable Account Charge        (1,421)            (614)            --              --           (2,017)
   1.75 % Variable Account Charge       (15,876)         (36,274)        (7,359)         (2,291)         (10,937)
   1.85 % Variable Account Charge        (1,163)            (208)          (254)            (18)            (173)
   1.90 % Variable Account Charge       (12,152)         (21,454)        (3,683)           (585)          (5,024)
   2.00 % Variable Account Charge        (3,439)          (5,300)           (81)             --           (2,946)
   2.10 % Variable Account Charge        (4,125)          (7,150)          (596)           (105)          (2,237)
   2.15 % Variable Account Charge        (1,901)            (304)          (128)             --               --
   2.25 % Variable Account Charge            --             (463)          (136)             --               --
   2.35 % Variable Account Charge          (423)          (2,328)          (229)             --             (309)
                                        -------         --------        -------         -------         --------
Total Expenses                          (61,818)        (124,981)       (22,627)        (12,977)        (234,316)
                                        =======         ========        =======         =======         ========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

3. EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                      WADDELL & REED   WADDELL & REED   WADDELL & REED
                                        REAL ESTATE    GLOBAL NATURAL       MID CAP
                                        SECURITIES        RESOURCES         GROWTH
                                      --------------   --------------   --------------
Adjustable Income Annuity                      --              --               --
MegAnnuity                                     --              --               --
MultiOption Advisor
   1.20% Variable Account Charge               --          (1,756)             (75)
   1.35% Variable Account Charge               --            (706)              (4)
   1.45% Variable Account Charge               --            (186)             (15)
   1.50% Variable Account Charge               --              --               --
   1.55% Variable Account Charge               --          (1,524)            (117)
   1.60% Variable Account Charge               --              --               --
   1.65% Variable Account Charge               --             (37)              --
   1.70% Variable Account Charge               --          (3,020)              --
   1.75% Variable Account Charge               --              --               --
   1.80% Variable Account Charge               --            (113)              (8)
   1.85% Variable Account Charge               --            (935)            (163)
   1.90% Variable Account Charge               --            (192)              --
   1.95% Variable Account Charge               --             (13)              --
   2.00% Variable Account Charge               --            (118)              --
   2.05% Variable Account Charge               --            (366)              --
   2.15% Variable Account Charge               --              --               --
   2.20% Variable Account Charge               --            (215)             (74)
   2.25% Variable Account Charge               --              --               --
   2.30% Variable Account Charge               --             (52)              --
   2.35% Variable Account Charge               --              --               --
   2.40% Variable Account Charge               --              --               --
   2.55% Variable Account Charge               --              --               --
   2.65% Variable Account Charge               --              --               --
MultiOption Classic/Achiever                   --              --               --
MultiOption Flex/Single/Select                 --              --               --
Waddell and Reed Retirement Builder
   1.25% Variable Account Charge          (70,245)        (11,530)         (20,803)
   1.35% Variable Account Charge              (53)             (4)              (4)
   1.40% Variable Account Charge           (7,733)         (1,260)            (412)
   1.50% Variable Account Charge           (4,484)            (93)            (120)
   1.60% Variable Account Charge           (3,172)         (1,083)            (628)
   1.65% Variable Account Charge           (2,637)           (423)              --
   1.75% Variable Account Charge          (22,349)          4,663           (2,590)
   1.85% Variable Account Charge           (1,878)           (173)            (194)
   1.90% Variable Account Charge          (18,836)         (4,725)          (1,210)
   2.00% Variable Account Charge           (3,439)           (611)            (208)
   2.10% Variable Account Charge           (5,013)         (1,044)            (316)
   2.15% Variable Account Charge             (178)           (171)            (196)
   2.25% Variable Account Charge              (70)             --               --
   2.35% Variable Account Charge           (2,891)           (571)            (175)
                                         --------         -------          -------
Total Expenses                           (142,978)        (26,259)         (27,311)
                                         ========         =======          =======

                            VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(4) INVESTMENT TRANSACTIONS

     The Account's purchases of Underlying Funds shares, including reinvestment of dividend distributions, were as follows during the period ended December 31, 2005:

Advantus Bond                             $29,281,064
Advantus Money Market                      35,179,929
Advantus Index 500                         11,544,900
Advantus Mortgage Securities               12,371,810
Advantus Maturing Government Bond 2006         75,848
Advantus Maturing Government Bond 2010        356,680
Advantus International Bond                 3,302,754
Advantus Index 400 Mid-Cap                 14,234,636
Advantus Real Estate Securities            14,146,014
AIM V.I. Aggressive Growth                    725,751
AIM V.I. Balanced                             196,549
AIM V.I. Dent Demographic Trends               25,372
AIM V.I. Premier Equity                       106,302
American Century Income and Growth            688,349
American Century Ultra                     15,607,749
American Century Value                     11,380,480
Credit Suisse Global Small Cap                639,280
Fidelity VIP Contrafund                    13,978,759
Fidelity VIP Equity-Income                 26,081,120
Fidelity VIP Mid-Cap                       11,023,225
Franklin Large Cap Growth Securities        1,626,480
Franklin Mutual Shares Securities           2,406,067
Franklin Small-Mid Cap                      1,714,503
Templeton Developing Markets Securities    13,981,518
Templeton Global Asset Allocation           3,186,219
Janus Aspen Balanced                        1,895,494
Janus Aspen Forty                           6,532,501
Janus Aspen International Growth           11,108,950
MFS Investors Growth Stock                    238,561
MFS Mid Cap Growth                            197,193
MFS New Discovery                           1,498,169
MFS Value                                   2,564,038
Oppenheimer Capital Appreciation            1,521,262
Oppenheimer High Income                     9,683,313
Oppenheimer International Growth            1,745,985
Putnam VT Growth and Income                   472,500
Putnam VT International Equity              2,001,900
Putnam VT New Opportunities                   116,995
Putnam VT New Value                         1,288,987
Putnam VT Voyager                             336,676
Van Kampen Comstock                         3,369,987
Van Kampen Emerging Growth                    184,728
Van Kampen Growth and Income                1,466,794

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(4) INVESTMENT TRANSACTIONS - CONTINUED

Waddell & Reed Balanced                     7,283,119
Waddell & Reed Growth                      20,096,772
Waddell & Reed International Value         49,447,960
Waddell & Reed Small Cap Growth            12,319,659
Waddell & Reed Value                       18,298,146
Waddell & Reed Micro-Cap Growth             4,026,415
Waddell & Reed Small Cap Value             25,052,035
Waddell & Reed Core Equity                  4,058,733
Waddell & Reed Asset Strategy              21,576,165
Waddell & Reed International Growth         7,304,223
Waddell & Reed Science & Technology         9,081,667
Waddell & Reed Bond                         5,630,183
Waddell & Reed Dividend Income              3,297,814
Waddell & Reed High Income                  7,597,161
Waddell & Reed Limited-Term Bond            1,724,708
Waddell & Reed Money Market                 1,779,256
Waddell & Reed Mortgage Securities          2,934,793
Waddell & Reed Real Estate Securities       3,834,106
Waddell & Reed Global Natural Resources     7,006,192
Waddell & Reed Mid Cap Growth               3,897,182

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

     Transactions in units for each segregated sub-account for the periods ended December 31, 2005 and 2004 were as follows:

                                                                   SEGREGATED SUB-ACCOUNTS
                                              ------------------------------------------------------------------
                                                                                                       ADVANTUS
                                                              ADVANTUS      ADVANTUS      ADVANTUS     MATURING
                                                ADVANTUS       MONEY         INDEX        MORTGAGE    GOVERNMENT
                                                  BOND         MARKET         500        SECURITIES    BOND 2006
                                              -----------   -----------   -----------   -----------   ----------
Units outstanding at
   December 31, 2003 ......................    71,541,800    30,177,525   105,250,773    73,502,901    5,136,771
      Contract purchase
         payments .........................    23,713,392    33,249,135    24,310,403    12,808,859       51,874
      Contract terminations, withdrawal
         payments and charges .............   (11,523,090)  (38,165,513)  (12,359,548)  (16,242,395)  (2,248,131)
                                              -----------   -----------   -----------   -----------   ----------
Units outstanding at
   December 31, 2004 ......................    83,732,102    25,261,147   117,201,628    70,069,365    2,940,514
      Contract purchase
         payments .........................    25,889,298    30,442,947     7,592,075    10,835,896       41,707
      Contract terminations, withdrawal
         payments and charges .............    (8,552,177)  (25,422,451)  (16,368,952)  (10,441,708)    (888,485)
                                              -----------   -----------   -----------   -----------   ----------
Units outstanding at
   December 31, 2005 ......................   101,069,223    30,281,643   108,424,751    70,463,553    2,093,736
                                              ===========   ===========   ===========   ===========   ==========

                                                                   SEGREGATED SUB-ACCOUNTS
                                              ------------------------------------------------------------------
                                               ADVANTUS
                                               MATURING       ADVANTUS      ADVANTUS      ADVANTUS     AIM V.I.
                                              GOVERNMENT   INTERNATIONAL    INDEX 400   REAL ESTATE   AGGRESSIVE
                                               BOND 2010        BOND         MID-CAP     SECURITIES     GROWTH
                                              ----------   -------------   ----------   -----------   ----------
Units outstanding at
   December 31, 2003 ......................    3,717,234    39,542,742     17,526,754    26,986,325      823,185
      Contract purchase
         payments .........................      223,163     2,541,042      8,382,808    11,973,151      527,692
      Contract terminations, withdrawal
         payments and charges .............     (743,952)   (9,830,104)    (4,016,796)   (8,837,893)     (87,784)
                                              ----------    ----------     ----------    ----------    ---------
Units outstanding at
   December 31, 2004 ......................    3,196,445    32,253,680     21,892,766    30,121,583    1,263,093
      Contract purchase
         payments .........................      169,024     2,920,709      8,665,973     7,155,219      586,974
      Contract terminations, withdrawal
         payments and charges .............   (1,104,109)   (2,774,422)    (4,337,444)   (6,002,050)    (438,430)
                                              ----------    ----------     ----------    ----------    ---------
Units outstanding at
   December 31, 2005 ......................    2,261,360    32,399,967     26,221,295    31,274,752    1,411,637
                                              ==========    ==========     ==========    ==========    =========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                SEGREGATED SUB-ACCOUNTS
                                              ------------------------------------------------------------
                                                            AIM V.I.                AMERICAN
                                                              DENT      AIM V.I.     CENTURY     AMERICAN
                                               AIM V.I.   DEMOGRAPHIC    PREMIER     INCOME       CENTURY
                                               BALANCED      TRENDS      EQUITY    AND GROWTH      ULTRA
                                              ---------   -----------   --------   ----------   ----------
Units outstanding at
   December 31, 2003 ......................   1,242,447     496,144      521,022    2,166,069   13,840,021
      Contract purchase
         payments .........................   1,002,332     201,532      157,743    1,382,879   17,130,189
      Contract terminations, withdrawal
         payments and charges .............    (408,935)   (103,342)    (144,882)    (302,835)    (822,934)
                                              ---------    --------     --------    ---------   ----------
Units outstanding at
   December 31, 2004 ......................   1,835,844     594,334      533,883    3,246,113   30,147,276
      Contract purchase
         payments .........................     156,102      20,761       92,533      492,845   13,000,510
      Contract terminations, withdrawal
         payments and charges .............    (245,499)   (174,224)     (69,818)    (757,131)  (1,043,529)
                                              ---------    --------     --------    ---------   ----------
Units outstanding at
   December 31, 2005 ......................   1,746,447     440,871      556,598    2,981,827   42,104,257
                                              =========    ========     ========    =========   ==========

                                                                      SEGREGATED SUB-ACCOUNTS
                                              ------------------------------------------------------------------------
                                               AMERICAN    CREDIT SUISSE
                                                CENTURY        GLOBAL      FIDELITY VIP    FIDELITY VIP   FIDELITY VIP
                                                 VALUE       SMALL CAP      CONTRAFUND    EQUITY-INCOME      MID-CAP
                                              ----------   -------------   ------------   -------------   ------------
Units outstanding at
   December 31, 2003 ......................    2,437,616     4,156,371      36,031,753     49,847,420      22,706,315
      Contract purchase
         payments .........................    4,456,573     1,680,861       9,942,285     26,503,919       7,034,612
      Contract terminations, withdrawal
         payments and charges .............     (980,804)   (1,561,629)     (4,776,252)    (4,464,097)     (2,471,372)
                                              ----------    ----------      ----------     ----------      ----------
Units outstanding at
   December 31, 2004 ......................    5,913,385     4,275,603      41,197,786     71,887,242      27,269,555
      Contract purchase
         payments .........................    7,615,773     1,025,757      10,965,600     16,892,435       6,004,837
      Contract terminations, withdrawal
         payments and charges .............     (491,885)     (875,147)     (4,088,618)    (6,111,341)     (3,058,019)
                                              ----------    ----------      ----------     ----------      ----------
Units outstanding at
   December 31, 2005 ......................   13,037,273     4,426,213      48,074,768     82,668,336      30,216,373
                                              ==========    ==========      ==========     ==========      ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                     SEGREGATED SUB-ACCOUNTS
                                              --------------------------------------------------------------------
                                               FRANKLIN                                  TEMPLETON
                                               LARGE CAP      FRANKLIN      FRANKLIN     DEVELOPING    TEMPLETON
                                                GROWTH     MUTUAL SHARES    SMALL-MID     MARKETS     GLOBAL ASSET
                                              SECURITIES     SECURITIES        CAP       SECURITIES    ALLOCATION
                                              ----------   -------------   ----------   -----------   ------------
Units outstanding at
   December 31, 2003 ......................    1,086,252     2,444,129     19,650,970    14,599,010     5,653,902
      Contract purchase
         payments .........................    4,837,985     2,631,961      4,905,365    11,969,226     2,287,286
      Contract terminations, withdrawal
         payments and charges .............   (3,455,469)     (321,077)    (3,515,846)  (10,720,880)   (1,567,457)
                                              ----------    ----------     ----------   -----------    ----------
Units outstanding at
   December 31, 2004 ......................    2,468,768     4,755,013     21,040,489    15,847,356     6,373,731
      Contract purchase
         payments .........................    1,342,643     1,788,078      1,961,054     8,584,819     2,407,151
      Contract terminations, withdrawal
         payments and charges .............     (431,526)     (358,799)    (4,108,785)   (3,977,786)   (1,592,985)
                                              ----------    ----------     ----------   -----------    ----------
Units outstanding at
   December 31, 2005 ......................    3,379,885     6,184,292     18,892,758    20,454,389     7,187,897
                                              ==========    ==========     ==========   ===========    ==========

                                                                   SEGREGATED SUB-ACCOUNTS
                                              ------------------------------------------------------------------
                                                                           JANUS
                                                JANUS        JANUS         ASPEN            MFS           MFS
                                                ASPEN        ASPEN     INTERNATIONAL     INVESTORS      MID CAP
                                               BALANCED      FORTY        GROWTH       GROWTH STOCK     GROWTH
                                              ---------   ----------   -------------   ------------   ----------
Units outstanding at
   December 31, 2003 ......................   1,982,696   30,071,564    26,182,042      1,418,331        828,565
      Contract purchase
         payments .........................   1,421,127    3,761,967     7,953,127        370,099      1,611,318
      Contract terminations, withdrawal
         payments and charges .............    (454,143)  (5,746,037)   (7,518,544)      (520,824)    (1,211,115)
                                              ---------   ----------    ----------      ---------     ----------
Units outstanding at
   December 31, 2004 ......................   2,949,680   28,087,494    26,616,625      1,267,606      1,228,768
      Contract purchase
         payments .........................   1,530,581    6,718,455     8,567,972        215,626        161,004
      Contract terminations, withdrawal
         payments and charges .............    (461,257)  (4,264,508)   (5,540,375)      (232,392)      (358,213)
                                              ---------   ----------    ----------      ---------     ----------
Units outstanding at
   December 31, 2005 ......................   4,019,004   30,541,441    29,644,222      1,250,840      1,031,559
                                              =========   ==========    ==========      =========     ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                   SEGREGATED SUB-ACCOUNTS
                                             -------------------------------------------------------------------
                                                 MFS                   OPPENHEIMER                  OPPENHEIMER
                                                 NEW         MFS         CAPITAL     OPPENHEIMER   INTERNATIONAL
                                              DISCOVERY     VALUE     APPRECIATION   HIGH INCOME       GROWTH
                                             ----------   ---------   ------------   -----------   -------------
Units outstanding at
   December 31, 2003 .....................    5,017,186   2,148,341     2,307,305     6,600,255      1,587,876
   Contract purchase payments ............    6,182,257   1,368,763     2,073,045     8,993,533      2,819,171
   Contract terminations, withdrawal
      payments and charges ...............   (2,131,992)   (452,498)     (343,164)   (2,283,708)    (1,058,463)
                                             ----------   ---------    ----------    ----------     ----------
Units outstanding at December 31, 2004 ...    9,067,451   3,064,606     4,037,186    13,310,080      3,348,584
   Contract purchase payments ............    1,313,094   1,898,291     1,220,524     6,880,050      1,166,374
   Contract terminations, withdrawal
      payments and charges ...............   (1,077,120)   (761,036)   (1,000,134)   (1,248,780)    (1,083,192)
                                             ----------   ---------    ----------    ----------     ----------
Units outstanding at December 31, 2005 ...    9,303,425   4,201,861     4,257,576    18,941,350      3,431,766
                                             ==========   =========    ==========    ==========     ==========

                                                                   SEGREGATED SUB-ACCOUNTS
                                             -------------------------------------------------------------------
                                              PUTNAM VT     PUTNAM VT       PUTNAM VT     PUTNAM VT
                                             GROWTH AND   INTERNATIONAL        NEW           NEW      PUTNAM VT
                                               INCOME         EQUITY      OPPORTUNITIES     VALUE       VOYAGER
                                             ----------   -------------   -------------   ---------   ----------
Units outstanding at December 31, 2003 ...   1,117,080       6,281,267        271,984       773,952     610,427
   Contract purchase payments ............     567,986       4,161,712         93,062     1,016,279     338,923
   Contract terminations, withdrawal
      payments and charges ...............    (197,050)     (1,967,588)       (76,275)     (171,682)   (136,321)
                                             ---------      ----------        -------     ---------    --------
Units outstanding at December 31, 2004 ...   1,488,016       8,475,391        288,771     1,618,549     813,029
   Contract purchase payments ............     348,940       1,449,864         92,854       922,735     276,452
   Contract terminations, withdrawal
      payments and charges ...............    (208,657)     (2,005,454)       (78,911)     (370,601)   (224,440)
                                             ---------      ----------        -------     ---------    --------
Units outstanding at December 31, 2005 ...   1,628,299       7,919,801        302,714     2,170,683     865,041
                                             =========      ==========        =======     =========    ========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                     SEGREGATED SUB-ACCOUNTS
                                             ----------------------------------------------------------------------
                                                          VAN KAMPEN   VAN KAMPEN
                                             VAN KAMPEN    EMERGING    GROWTH AND   WADDELL & REED   WADDELL & REED
                                              COMSTOCK      GROWTH       INCOME        BALANCED          GROWTH
                                             ----------   ----------   ----------   --------------   --------------
Units outstanding at December 31, 2003 ...   1,229,156      119,599      208,298       86,130,915      79,974,037
   Contract purchase payments ............   2,029,485      178,645      536,331        8,077,612      11,334,300
   Contract terminations, withdrawal
      payments and charges ...............    (103,259)     (96,351)     (15,179)     (14,581,463)    (11,925,974)
                                             ---------      -------    ---------      -----------     -----------
Units outstanding at December 31, 2004 ...   3,155,382      201,893      729,450       79,627,064      79,382,363
   Contract purchase payments ............   2,293,981      147,752    1,007,869        4,069,831      18,057,196
   Contract terminations, withdrawal
      payments and charges ...............    (274,490)     (50,606)     (68,667)     (15,771,102)    (14,336,109)
                                             ---------      -------    ---------      -----------     -----------
Units outstanding at December 31, 2005 ...   5,174,873      299,039    1,668,652       67,925,793      83,103,450
                                             =========      =======    =========      ===========     ===========

                                                                           SEGREGATED SUB-ACCOUNTS
                                             ----------------------------------------------------------------------------------
                                             WADDELL & REED   WADDELL & REED                    WADDELL & REED   WADDELL & REED
                                              INTERNATIONAL      SMALL CAP     WADDELL & REED      MICRO-CAP        SMALL CAP
                                                  VALUE           GROWTH            VALUE           GROWTH            VALUE
                                             --------------   --------------   --------------   --------------   --------------
Units outstanding at December 31, 2003 ...      69,210,848      48,087,823       39,892,772       17,493,441       23,557,729
   Contract purchase payments ............      16,877,532       6,788,728        6,558,976        3,261,658        9,870,529
   Contract terminations, withdrawal
      payments and charges ...............     (10,362,577)     (8,583,090)      (5,894,597)      (7,203,242)      (3,916,497)
                                               -----------      ----------       ----------       ----------       ----------
Units outstanding at December 31, 2004 ...      75,725,803      46,293,461       40,557,151       13,551,857       29,511,761
   Contract purchase payments ............      18,930,131       7,245,745       11,239,400        3,075,214       11,139,709
   Contract terminations, withdrawal
      payments and charges ...............     (10,103,781)     (7,434,934)      (6,158,731)      (3,001,303)      (3,594,507)
                                               -----------      ----------       ----------       ----------       ----------
Units outstanding at December 31, 2005 ...      84,552,153      46,104,272       45,637,820       13,625,768       37,056,963
                                               ===========      ==========       ==========       ==========       ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                         SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------
                                                            WADDELL & REED   WADDELL & REED   WADDELL & REED
                                           WADDELL & REED        ASSET        INTERNATIONAL      SCIENCE &     WADDELL & REED
                                             CORE EQUITY       STRATEGY          GROWTH         TECHNOLOGY          BOND
                                           --------------   --------------   --------------   --------------   --------------
Units outstanding at
   December 31, 2003 ...................     13,738,232          439,489          841,932          369,779              --
      Contract purchase payments .......      2,801,815        4,429,340        3,431,915        5,352,080       2,047,415
      Contract terminations, withdrawal
         payments and charges ..........     (3,312,387)        (425,163)        (798,544)        (858,600)        (19,042)
                                             ----------       ----------       ----------       ----------       ---------
Units outstanding at
   December 31, 2004 ...................     13,227,660        4,443,666        3,475,303        4,863,259       2,028,373
      Contract purchase payments .......      3,751,627       15,578,570        5,982,210        7,458,079       5,166,609
      Contract terminations, withdrawal
         payments and charges ..........     (2,668,914)        (878,207)      (1,981,279)        (935,664)       (145,068)
                                             ----------       ----------       ----------       ----------       ---------
Units outstanding at
   December 31, 2005 ...................     14,310,373       19,144,029        7,476,234       11,385,674       7,049,914
                                             ==========       ==========       ==========       ==========       =========

                                                                         SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------
                                           WADDELL & REED   WADDELL & REED   WADDELL & REED   WADDELL & REED   WADDELL & REED
                                              DIVIDEND           HIGH         LIMITED-TERM         MONEY          MORTGAGE
                                               INCOME           INCOME            BOND            MARKET         SECURITIES
                                           --------------   --------------   --------------   --------------   --------------
Units outstanding at
   December 31, 2003 ...................            --                --              --                --               --
      Contract purchase payments .......     1,761,873         3,818,810         739,579         1,789,720       16,483,362
      Contract terminations, withdrawal
         payments and charges ..........       (14,709)          (43,262)        (16,183)         (578,494)         (16,564)
                                             ---------        ----------       ---------        ----------       ----------
Units outstanding at
   December 31, 2004 ...................     1,747,164         3,775,548         723,396         1,211,226       16,466,798
      Contract purchase payments .......     2,928,855         6,437,778       1,648,195         1,756,473        2,348,132
      Contract terminations, withdrawal
         payments and charges ..........      (213,871)         (201,888)        (68,693)       (1,711,816)      (3,160,214)
                                             ---------        ----------       ---------        ----------       ----------
Units outstanding at
   December 31, 2005 ...................     4,462,148        10,011,438       2,302,898         1,255,883       15,654,716
                                             =========        ==========       =========        ==========       ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                        SEGREGATED SUB-ACCOUNTS
                                           ------------------------------------------------
                                           WADDELL & REED   WADDELL & REED   WADDELL & REED
                                             REAL ESTATE    GLOBAL NATURAL       MID CAP
                                             SECURITIES        RESOURCES         GROWTH
                                           --------------   --------------   --------------
Units outstanding at
   December 31, 2003 ...................             --              --               --
      Contract purchase payments .......      7,309,132              --               --
      Contract terminations, withdrawal
         payments and charges ..........        (60,469)             --               --
                                             ----------       ---------        ---------
Units outstanding at
   December 31, 2004 ...................      7,248,663              --               --
      Contract purchase payments .......      2,826,293       6,249,838        3,674,744
      Contract terminations, withdrawal
         payments and charges ..........     (5,152,709)       (174,610)         (27,689)
                                             ----------       ---------        ---------
Units outstanding at
   December 31, 2005 ...................      4,922,247       6,075,228        3,647,055
                                             ==========       =========        =========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY

A summary by product and fund of net assets, units outstanding, and unit values at December 31, 2005 is as follows:

                                                   ADVANTUS BOND                 ADVANTUS MONEY MARKET
                                         --------------------------------   -------------------------------
                                            Units                              Units
                                         Outstanding    AUV    Net Assets   Outstanding    AUV   Net Assets
                                         -----------   ----   -----------   -----------   ----   ----------
Contracts
   Adjustable Income Annuity                      --     --            --            --     --           --
   MegAnnuity                              1,298,671   3.62     4,700,163       776,605   2.14    1,658,847
   MultiOption Advisor
      1.20% Variable Account Charge       20,858,509   1.10    22,919,749     7,343,757   1.00    7,358,735
      1.35% Variable Account Charge        8,486,248   1.09     9,323,764     2,537,178   1.00    2,542,326
      1.45% Variable Account Charge        1,593,189   1.09     1,750,422       462,948   0.99      463,888
      1.50% Variable Account Charge          738,106   1.06       810,950       157,573   1.00      157,893
      1.55% Variable Account Charge        9,044,946   1.09     9,937,600     2,403,008   0.99    2,407,883
      1.60% Variable Account Charge          193,308   1.06       212,385        67,873   1.00       68,010
      1.65% Variable Account Charge          466,644   1.05       512,697       337,124   0.99      337,808
      1.70% Variable Account Charge        9,253,678   1.05    10,166,933     1,808,714   0.99    1,812,384
      1.75% Variable Account Charge          257,968   1.05       283,428        60,680   0.99       60,803
      1.80% Variable Account Charge          902,161   1.05       991,196       190,292   0.99      190,678
      1.85% Variable Account Charge        1,789,083   1.05     1,965,650       505,212   0.99      506,237
      1.90% Variable Account Charge          839,320   1.04       922,153        52,306   0.98       52,412
      1.95% Variable Account Charge          964,165   1.05     1,059,320       272,140   0.99      272,692
      2.00% Variable Account Charge          199,526   1.05       219,217        20,590   0.99       20,632
      2.05% Variable Account Charge        1,408,549   1.05     1,547,560       238,902   0.99      239,386
      2.10% Variable Account Charge           44,143   1.04        48,499         6,711   0.99        6,724
      2.15% Variable Account Charge          184,444   1.04       202,647        56,151   0.99       56,265
      2.20% Variable Account Charge          355,560   1.04       390,651        99,714   0.98       99,916
      2.25% Variable Account Charge          162,951   1.04       179,033        54,028   0.98       54,137
      2.30% Variable Account Charge          116,908   1.04       128,446        42,622   0.98       42,709
      2.35% Variable Account Charge           18,047   1.04        19,828        11,101   0.98       11,124
      2.40% Variable Account Charge          118,298   1.04       129,973        10,327   0.98       10,348
      2.65% Variable Account Charge           39,427   1.03        43,318        40,782   0.97       40,865
   MultiOption Classic/Achiever           19,995,065   1.37    27,342,682     5,385,274   1.08    5,789,184
   MultiOption Flex/Single/Select         21,740,309   3.29    71,630,048     7,340,031   1.88   13,764,780
   Waddell and Reed Retirement Builder            --     --            --            --     --           --
                                         -----------          -----------    ----------          ----------
                                         101,069,223          167,438,312    30,281,643          38,026,666
                                         ===========          ===========    ==========          ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6)  CONTRACT OWNERS EQUITY - CONTINUED

                                                ADVANTUS INDEX 500            ADVANTUS MORTGAGE SECURITIES
                                         --------------------------------   --------------------------------
                                            Units                              Units
                                         Outstanding    Auv    Net Assets   Outstanding    Auv    Net Assets
                                         -----------   ----   -----------   -----------   ----   -----------
Contracts
   Adjustable Income Annuity              40,091,286   1.93    77,207,558            --     --            --
   MegAnnuity                              2,673,222   5.15    13,775,461       507,944   3.86     1,960,460
   MultiOption Advisor
      1.20% Variable Account Charge        3,569,303   1.35     4,830,161    10,568,444   1.08    11,460,683
      1.35% Variable Account Charge        1,551,330   1.35     2,098,831     3,374,319   1.08     3,658,794
      1.45% Variable Account Charge          150,459   1.34       203,560       329,786   1.08       357,589
      1.50% Variable Account Charge           72,645   1.36        98,284       112,601   1.05       122,094
      1.55% Variable Account Charge        2,983,925   1.34     4,037,024     5,094,000   1.07     5,523,455
      1.60% Variable Account Charge           16,199   1.19        21,915        33,159   1.05        35,955
      1.70% Variable Account Charge        5,678,086   1.35     7,682,018     3,664,514   1.05     3,973,455
      1.75% Variable Account Charge               --     --            --        27,669   1.05        30,002
      1.80% Variable Account Charge          233,136   1.35       315,415       617,974   1.05       670,072
      1.85% Variable Account Charge          106,231   1.34       143,723       455,705   1.04       494,124
      1.90% Variable Account Charge          215,687   1.34       291,808       344,743   1.04       373,807
      1.95% Variable Account Charge           35,204   1.18        47,629       205,963   1.04       223,327
      2.00% Variable Account Charge               --     --            --        34,036   1.04        36,906
      2.05% Variable Account Charge           18,141   1.18        24,543       175,992   1.04       190,829
      2.10% Variable Account Charge               --     --            --         1,643   1.04         1,782
      2.15% Variable Account Charge               --     --            --        63,689   1.04        69,058
      2.20% Variable Account Charge            8,762   1.17        11,854       648,225   1.04       702,874
      2.30% Variable Account Charge               --     --            --         6,172   1.04         6,692
      2.40% Variable Account Charge               --     --            --        20,158   1.03        21,857
      2.65% Variable Account Charge           14,114   1.16        19,095            --     --            --
   MultiOption Classic/Achiever           26,913,673   0.91    24,522,503    23,009,702   1.39    31,875,053
   MultiOption Flex/Single/Select         24,093,348   4.83   116,446,772    21,167,115   3.20    67,690,265
   Waddell and Reed Retirement Builder            --     --            --            --     --            --
                                         -----------          -----------    ----------          -----------
                                         108,424,751          251,778,154    70,463,553          129,479,133
                                         ===========          ===========    ==========          ===========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6)  CONTRACT OWNERS EQUITY - CONTINUED

                                         ADVANTUS MATURING GOVERNMENT BOND 2006   ADVANTUS MATURING GOVERNMENT BOND 2010
                                         --------------------------------------   --------------------------------------
                                                Units                                    Units
                                             Outstanding    Auv   Net Assets          Outstanding    Auv   Net Assets
                                             -----------   ----   ----------          -----------   ----   ----------
Contracts
   Adjustable Income Annuity                         --      --           --                  --      --           --
   MegAnnuity                                    42,114    2.16       90,814              29,824    2.46       73,378
   MultiOption Advisor                               --      --           --                  --      --           --
   MultiOption Classic/Achiever                 223,915    1.30      291,722              60,469    1.45       87,618
   MultiOption Flex/Single/Select             1,827,707    1.90    3,466,507           2,171,067    2.16    4,698,130
   Waddell and Reed Retirement Builder               --      --           --                  --      --           --
                                              ---------            ---------           ---------            ---------
                                              2,093,736            3,849,043           2,261,360            4,859,126
                                              =========            =========           =========            =========

                                           ADVANTUS INTERNATIONAL BOND        ADVANTUS INDEX 400 MID-CAP
                                         -------------------------------   -------------------------------
                                            Units                             Units
                                         Outstanding    Auv   Net Assets   Outstanding    Auv   Net Assets
                                         -----------   ----   ----------   -----------   ----   ----------
Contracts
   Adjustable Income Annuity                      --     --           --            --     --           --
   MegAnnuity                                508,745   1.51      768,445     1,197,622   2.25    2,698,162
   MultiOption Advisor
      1.20% Variable Account Charge          455,676   0.93      423,888     4,210,369   1.64    6,897,855
      1.35% Variable Account Charge           97,410   0.93       90,599     1,924,438   1.63    3,152,270
      1.45% Variable Account Charge            2,523   0.93        2,347       360,677   1.63      590,796
      1.50% Variable Account Charge               --     --           --       214,362   1.64      351,129
      1.55% Variable Account Charge          430,175   0.93      400,098     1,682,418   1.62    2,755,836
      1.60% Variable Account Charge               --     --           --        51,797   1.34       84,844
      1.65% Variable Account Charge           47,969   0.93       44,615       122,775   1.63      201,109
      1.70% Variable Account Charge          222,153   0.93      206,620     2,238,424   1.63    3,666,585
      1.75% Variable Account Charge               --     --           --        61,677   1.63      101,028
      1.80% Variable Account Charge           11,378   0.93       10,583       310,533   1.63      508,660
      1.85% Variable Account Charge          168,466   0.93      156,688       542,977   1.63      889,407
      1.90% Variable Account Charge           22,964   0.93       21,358       183,859   1.62      301,165
      1.95% Variable Account Charge               --     --           --       192,552   1.33      315,404
      2.00% Variable Account Charge               --     --           --        77,889   1.33      127,583
      2.05% Variable Account Charge            3,347   0.92        3,113       367,971   1.33      602,744
      2.10% Variable Account Charge            3,810   0.92        3,543        13,817   1.33       22,633
      2.15% Variable Account Charge               --     --           --        48,391   1.32       79,265
      2.20% Variable Account Charge           17,883   0.92       16,633        95,240   1.32      156,005
      2.25% Variable Account Charge               --     --           --        52,143   1.32       85,411
      2.30% Variable Account Charge               --     --           --        28,431   1.32       46,571
      2.35% Variable Account Charge               --     --           --         4,387   1.32        7,187
      2.40% Variable Account Charge               --     --           --        25,765   1.32       42,204
      2.65% Variable Account Charge               --     --           --         7,291   1.31       11,943
   MultiOption Classic/Achiever            6,582,292   1.31    8,629,437     4,635,348   1.71    7,911,824
   MultiOption Flex/Single/Select         23,825,176   1.39   33,099,182     7,570,142   2.08   15,770,754
   Waddell and Reed Retirement Builder            --     --           --            --     --           --
                                          ----------          ----------    ----------          ----------
                                          32,399,967          43,877,149    26,221,295          47,378,374
                                          ==========          ==========    ==========          ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6)  CONTRACT OWNERS EQUITY - CONTINUED

                                         ADVANTUS REAL ESTATE SECURITIES      AIM V.I. AGGRESSIVE GROWTH
                                         -------------------------------   -------------------------------
                                            Units                             Units
                                         Outstanding    Auv   Net Assets   Outstanding    Auv   Net Assets
                                         -----------   ----   ----------   -----------   ----   ----------
Contracts
   Adjustable Income Annuity                      --     --           --           --      --           --
   MegAnnuity                              1,070,083   2.57    2,750,707           --      --           --
   MultiOption Advisor
      1.20% Variable Account Charge        4,803,277   2.09   10,035,727      243,875    1.41      344,875
      1.35% Variable Account Charge        2,080,831   2.08    4,346,759      483,854    1.41      684,247
      1.45% Variable Account Charge          286,850   2.07      599,216       30,285    1.40       42,828
      1.50% Variable Account Charge          165,745   1.92      346,234           --      --           --
      1.55% Variable Account Charge        2,663,693   2.07    5,564,329       54,438    1.40       76,984
      1.60% Variable Account Charge           25,936   1.56       54,180           --      --           --
      1.65% Variable Account Charge           54,346   1.91      113,526           --      --           --
      1.70% Variable Account Charge        2,317,858   1.91    4,841,896       92,170    1.41      130,344
      1.75% Variable Account Charge           29,577   1.91       61,785           --      --           --
      1.80% Variable Account Charge          294,775   1.90      615,770           --      --           --
      1.85% Variable Account Charge          414,996   1.90      866,908       14,225    1.40       20,116
      1.90% Variable Account Charge          257,870   1.90      538,678           --      --           --
      1.95% Variable Account Charge          233,007   1.54      486,741           --      --           --
      2.00% Variable Account Charge           39,811   1.54       83,163           --      --           --
      2.05% Variable Account Charge          448,716   1.54      937,347       29,842    1.19       42,201
      2.10% Variable Account Charge            6,022   1.54       12,580           --      --           --
      2.15% Variable Account Charge           29,399   1.54       61,413           --      --           --
      2.20% Variable Account Charge           72,999   1.53      152,491           --      --           --
      2.25% Variable Account Charge           23,040   1.53       48,130           --      --           --
      2.30% Variable Account Charge           36,390   1.53       76,016           --      --           --
      2.40% Variable Account Charge           22,704   1.53       47,427           --      --           --
      2.65% Variable Account Charge            2,023   1.52        4,226           --      --           --
   MultiOption Classic/Achiever            6,244,124   2.82   17,631,360      462,948    1.09      504,427
   MultiOption Flex/Single/Select          9,650,680   2.39   23,101,079           --      --           --
   Waddell and Reed Retirement Builder            --     --           --           --      --           --
                                          ----------          ----------    ---------            ---------
                                          31,274,752          73,377,688    1,411,637            1,846,022
                                          ==========          ==========    =========            =========

                                                AIM V.I. BALANCED          AIM V.I. DENT DEMOGRAPHIC TRENDS
                                         -------------------------------   --------------------------------
                                            Units                              Units
                                         Outstanding    Auv   Net Assets    Outstanding    Auv   Net Assets
                                         -----------   ----   ----------    -----------   ----   ----------
Contracts
   Adjustable Income Annuity                     --      --           --           --       --          --
   MegAnnuity                                    --      --           --           --       --          --
   MultiOption Advisor
      1.20% Variable Account Charge         553,543    1.24      684,040       97,321     1.42     138,129
      1.35% Variable Account Charge         177,349    1.23      219,117       67,352     1.41      95,582
      1.45% Variable Account Charge           6,021    1.23        7,439           --       --          --
      1.50% Variable Account Charge           2,891    1.23        3,572           --       --          --
      1.55% Variable Account Charge          98,839    1.22      122,117       57,198     1.40      81,172
      1.70% Variable Account Charge         238,153    1.22      294,242       28,561     1.38      40,532
      1.80% Variable Account Charge         181,007    1.22      223,636        1,507     1.38       2,139
      1.85% Variable Account Charge              --      --           --       27,150     1.38      38,529
      1.90% Variable Account Charge          39,974    1.21       49,388           --       --          --
      1.95% Variable Account Charge           7,121    1.13        8,799           --       --          --
      2.05% Variable Account Charge          17,954    1.12       22,183       10,667     1.14      15,138
      2.20% Variable Account Charge          14,540    1.12       17,965           --       --          --
   MultiOption Classic/Achiever             409,055    1.08      442,015      151,115     1.11     167,856
   MultiOption Flex/Single/Select                --      --           --           --       --          --
   Waddell and Reed Retirement Builder           --      --           --           --       --          --
                                          ---------            ---------      -------              -------
                                          1,746,447            2,094,513      440,871              579,077
                                          =========            =========      =======              =======

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                             AIM V.I. PREMIER EQUITY       AMERICAN CENTURY INCOME AND GROWTH
                                         -------------------------------   ----------------------------------
                                            Units                               Units
                                         Outstanding    AUV   Net Assets     Outstanding    AUV   Net Assets
                                         -----------   ----   ----------     -----------   ----   ----------
Contracts
   Adjustable Income Annuity                    --       --          --              --      --           --
   MegAnnuity                                   --       --          --              --      --           --
   MultiOption Advisor
      1.20% Variable Account Charge        105,613     1.27     134,458         758,395    1.39    1,055,419
      1.35% Variable Account Charge         55,657     1.27      70,855         297,018    1.39      413,294
      1.45% Variable Account Charge          1,674     1.26       2,131          61,397    1.38       85,433
      1.50% Variable Account Charge         14,440     1.27      18,383          17,053    1.41       23,728
      1.55% Variable Account Charge         35,649     1.26      45,384         334,926    1.38      466,041
      1.70% Variable Account Charge         36,467     1.26      46,424         290,791    1.40      404,629
      1.80% Variable Account Charge             --       --          --         298,377    1.40      415,184
      1.85% Variable Account Charge          5,306     1.26       6,755          33,764    1.40       46,982
      1.90% Variable Account Charge             --       --          --          71,549    1.39       99,558
      1.95% Variable Account Charge             --       --          --          29,132    1.21       40,537
      2.05% Variable Account Charge             --       --          --          24,789    1.21       34,493
      2.30% Variable Account Charge             --       --          --          40,275    1.20       56,041
      2.35% Variable Account Charge             --       --          --           2,448    1.20        3,406
      2.40% Variable Account Charge             --       --          --           4,157    1.20        5,785
   MultiOption Classic/Achiever            301,792     1.02     309,130         717,756    1.20      858,173
   MultiOption Flex/Single/Select               --       --          --              --      --           --
   Waddell and Reed Retirement Builder          --       --          --              --      --           --
                                           -------              -------       ---------            ---------
                                           556,598              633,520       2,981,827            4,008,703
                                           =======              =======       =========            =========

                                              AMERICAN CENTURY ULTRA            AMERICAN CENTURY VALUE
                                         -------------------------------   -------------------------------
                                            Units                             Units
                                         Outstanding    AUV   Net Assets   Outstanding    AUV   Net Assets
                                         -----------   ----   ----------   -----------   ----   ----------
Contracts
   Adjustable Income Annuity                      --     --           --            --     --           --
   MegAnnuity                                     --     --           --            --     --           --
   MultiOption Advisor
      1.20% Variable Account Charge       12,801,249   1.30   16,686,547     3,816,015   1.45    5,517,824
      1.35% Variable Account Charge        5,504,348   1.30    7,173,955     1,694,824   1.44    2,450,392
      1.45% Variable Account Charge        1,221,552   1.29    1,592,079       182,213   1.44      263,446
      1.50% Variable Account Charge          526,980   1.29      686,826       163,418   1.44      236,271
      1.55% Variable Account Charge        5,325,162   1.29    6,940,417     1,450,188   1.43    2,096,695
      1.60% Variable Account Charge          175,163   1.12      228,295            --     --           --
      1.65% Variable Account Charge          326,366   1.28      425,361       102,233   1.44      147,809
      1.70% Variable Account Charge        5,876,922   1.28    7,659,539     1,730,385   1.44    2,501,806
      1.75% Variable Account Charge          170,750   1.28      222,543        17,066   1.43       24,675
      1.80% Variable Account Charge          427,767   1.28      557,520       244,285   1.43      353,190
      1.85% Variable Account Charge        1,483,769   1.28    1,933,833       546,577   1.43      790,246
      1.90% Variable Account Charge          445,261   1.28      580,319        69,287   1.43      100,176
      1.95% Variable Account Charge          656,202   1.12      855,244        83,767   1.25      121,111
      2.00% Variable Account Charge          163,451   1.11      213,030        65,891   1.25       95,266
      2.05% Variable Account Charge        1,108,547   1.11    1,444,797       207,183   1.25      299,547
      2.10% Variable Account Charge           23,550   1.11       30,693        18,270   1.25       26,415
      2.15% Variable Account Charge          164,701   1.11      214,659        18,895   1.25       27,318
      2.20% Variable Account Charge          282,010   1.11      367,551        37,432   1.24       54,120
      2.25% Variable Account Charge          156,475   1.11      203,937        23,443   1.24       33,894
      2.30% Variable Account Charge           87,106   1.11      113,528        54,904   1.24       79,381
      2.35% Variable Account Charge            5,178   1.11        6,749         4,628   1.24        6,692
      2.40% Variable Account Charge           78,662   1.10      102,522        20,218   1.24       29,232
      2.65% Variable Account Charge           29,140   1.10       37,979            --     --           --
   MultiOption Classic/Achiever            5,063,946   1.07    5,429,911     2,486,151   1.28    3,170,010
   MultiOption Flex/Single/Select                 --     --           --            --     --           --
   Waddell and Reed Retirement Builder            --     --           --            --     --           --
                                          ----------          ----------    ----------          ----------
                                          42,104,257          53,707,834    13,037,273          18,425,516
                                          ==========          ==========    ==========          ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                          CREDIT SUISSE GLOBAL SMALL CAP       FIDELITY VIP CONTRAFUND
                                         -------------------------------   -------------------------------
                                            Units                             Units
                                         Outstanding    AUV   Net Assets   Outstanding    AUV   Net Assets
                                         -----------   ----   ----------   -----------   ----   ----------
Contracts
   Adjustable Income Annuity                     --      --           --            --     --           --
   MegAnnuity                               341,828    0.71      242,789       614,298   1.28      788,929
   MultiOption Advisor
      1.20% Variable Account Charge              --      --           --     5,312,338   1.64    8,719,110
      1.35% Variable Account Charge              --      --           --     1,966,384   1.63    3,226,985
      1.45% Variable Account Charge              --      --           --       175,114   1.63      287,375
      1.50% Variable Account Charge              --      --           --        83,103   1.62      136,378
      1.55% Variable Account Charge              --      --           --     2,584,168   1.62    4,240,816
      1.65% Variable Account Charge              --      --           --         9,282   1.61       15,232
      1.70% Variable Account Charge              --      --           --     1,679,816   1.61    2,756,706
      1.75% Variable Account Charge              --      --           --        32,600   1.60       53,499
      1.80% Variable Account Charge              --      --           --       189,136   1.60      310,387
      1.85% Variable Account Charge              --      --           --       224,741   1.60      368,816
      1.90% Variable Account Charge              --      --           --       270,910   1.60      444,585
      1.95% Variable Account Charge              --      --           --       152,380   1.36      250,068
      2.00% Variable Account Charge              --      --           --         9,499   1.36       15,588
      2.05% Variable Account Charge              --      --           --       336,873   1.36      552,834
      2.10% Variable Account Charge              --      --           --         2,161   1.36        3,546
      2.15% Variable Account Charge              --      --           --        59,899   1.36       98,300
      2.20% Variable Account Charge              --      --           --        72,635   1.35      119,199
      2.30% Variable Account Charge              --      --           --        70,539   1.35      115,760
      2.35% Variable Account Charge              --      --           --         4,721   1.35        7,748
      2.40% Variable Account Charge              --      --           --        20,051   1.35       32,905
      2.65% Variable Account Charge              --      --           --        23,486   1.34       38,543
   MultiOption Classic/Achiever           1,700,889    0.66    1,128,774    16,232,114   1.19   19,357,429
   MultiOption Flex/Single/Select         2,383,496    0.67    1,594,737    17,948,520   1.20   21,595,368
   Waddell and Reed Retirement Builder           --      --           --            --     --           --
                                          ---------            ---------    ----------          ----------
                                          4,426,213            2,966,300    48,074,768          63,536,106
                                          =========            =========    ==========          ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                            FIDELITY VIP EQUITY-INCOME            FIDELITY VIP MID-CAP
                                         --------------------------------   -------------------------------
                                            Units                              Units
                                         Outstanding    AUV    Net Assets    Outstanding    AUV   Net Assets
                                         -----------   ----   -----------    -----------   ----   ----------
Contracts
   Adjustable Income Annuity                      --     --            --            --     --           --
   MegAnnuity                                360,838   1.35       487,401       482,445   2.19    1,057,093
   MultiOption Advisor
      1.20% Variable Account Charge       17,786,919   1.41    25,101,793     3,708,571   1.95    7,248,267
      1.35% Variable Account Charge        7,251,137   1.40    10,231,710     1,978,108   1.95    3,865,459
      1.45% Variable Account Charge        1,526,416   1.40     2,153,848       219,197   1.94      428,336
      1.50% Variable Account Charge          606,663   1.43       856,031        51,325   1.99      100,296
      1.55% Variable Account Charge        7,092,662   1.40    10,008,094     2,023,312   1.93    3,953,792
      1.60% Variable Account Charge          217,131   1.23       306,383            --     --           --
      1.65% Variable Account Charge          360,897   1.43       509,243         8,549   1.98       16,706
      1.70% Variable Account Charge        7,116,883   1.43    10,042,271     1,852,044   1.98    3,619,114
      1.75% Variable Account Charge          200,501   1.42       282,917        13,327   1.98       26,043
      1.80% Variable Account Charge        1,131,264   1.42     1,596,269       140,357   1.97      274,275
      1.85% Variable Account Charge        1,626,120   1.42     2,294,534       240,495   1.97      469,956
      1.90% Variable Account Charge          482,533   1.42       680,878       143,613   1.97      280,636
      1.95% Variable Account Charge          939,015   1.23     1,324,995        97,577   1.55      190,676
      2.00% Variable Account Charge          165,745   1.22       233,874         6,397   1.55       12,501
      2.05% Variable Account Charge        1,174,106   1.22     1,656,722       115,720   1.55      226,131
      2.10% Variable Account Charge           19,741   1.22        27,855           909   1.55        1,776
      2.15% Variable Account Charge          193,648   1.22       273,247        15,619   1.55       30,521
      2.20% Variable Account Charge          310,671   1.22       438,372        49,314   1.54       96,366
      2.25% Variable Account Charge          170,981   1.22       241,262            --     --           --
      2.30% Variable Account Charge          146,700   1.22       207,001        63,241   1.54      123,581
      2.35% Variable Account Charge           11,356   1.21        16,023            --     --           --
      2.40% Variable Account Charge           89,637   1.21       126,482        15,249   1.54       29,799
      2.65% Variable Account Charge           38,839   1.21        54,804            --     --           --
   MultiOption Classic/Achiever           17,439,311   1.25    21,873,907     9,251,639   2.03   18,824,375
   MultiOption Flex/Single/Select         16,208,622   1.27    20,512,129     9,739,365   2.05   19,993,544
   Waddell and Reed Retirement Builder            --     --            --            --     --           --
                                          ----------          -----------    ----------          ----------
                                          82,668,336          111,538,045    30,216,373          60,869,243
                                          ==========          ===========    ==========          ==========

                                         FRANKLIN LARGE CAP GROWTH SECURITIES  FRANKLIN MUTUAL SHARES SECURITIES
                                         ------------------------------------  ---------------------------------
                                               Units                               Units
                                            Outstanding    AUV   Net Assets     Outstanding    AUV   Net Assets
                                            -----------   ----   ----------     -----------   ----   ----------
Contracts
   Adjustable Income Annuity                        --      --           --             --     --            --
   MegAnnuity                                       --      --           --             --     --            --
   MultiOption Advisor
      1.20% Variable Account Charge            836,888    1.27    1,061,573      1,063,302   1.48     1,570,828
      1.35% Variable Account Charge            656,498    1.26      832,724        822,813   1.47     1,215,340
      1.45% Variable Account Charge             34,753    1.26       44,082         57,221   1.47        84,519
      1.50% Variable Account Charge             27,856    1.27       35,334         19,349   1.45        28,580
      1.55% Variable Account Charge            329,364    1.26      417,776        927,869   1.46     1,370,514
      1.65% Variable Account Charge             14,983    1.27       19,005             --     --            --
      1.70% Variable Account Charge            682,105    1.27      865,204        365,868   1.44       540,407
      1.75% Variable Account Charge              6,845    1.26        8,683             --     --            --
      1.80% Variable Account Charge             34,280    1.26       43,482         96,140   1.44       142,004
      1.85% Variable Account Charge             82,657    1.26      104,845        182,080   1.43       268,943
      1.90% Variable Account Charge             34,138    1.26       43,302         70,543   1.43       104,196
      1.95% Variable Account Charge             44,595    1.11       56,566        139,821   1.29       206,523
      2.00% Variable Account Charge              7,375    1.10        9,355         14,349   1.29        21,194
      2.05% Variable Account Charge             35,317    1.10       44,798        115,717   1.29       170,920
      2.15% Variable Account Charge                 --      --           --         28,363   1.28        41,894
      2.30% Variable Account Charge                 --      --           --          2,360   1.28         3,486
      2.40% Variable Account Charge                 --      --           --          5,952   1.28         8,791
   MultiOption Classic/Achiever                552,231    1.09      600,890      2,272,545   1.26     2,868,833
   MultiOption Flex/Single/Select                   --      --           --             --     --            --
   Waddell and Reed Retirement Builder              --      --           --             --     --            --
                                             ---------            ---------      ---------            ---------
                                             3,379,885            4,187,619      6,184,292            8,646,972
                                             =========            =========      =========            =========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                                                         TEMPLETON DEVELOPING MARKETS
                                            FRANKLIN SMALL-MID CAP                SECURITIES
                                        ------------------------------  ------------------------------
                                           Units                           Units
                                        Outstanding   AUV   Net Assets  Outstanding   AUV   Net Assets
                                        -----------  ----  -----------  -----------  ----  -----------
Contracts
   Adjustable Income Annuity                     --    --           --           --    --           --
   MegAnnuity                               386,104  0.78      300,456    1,186,943  1.27    1,504,286
   MultiOption Advisor
      1.20% Variable Account Charge       1,128,904  1.47    1,655,817    1,929,404  2.27    4,388,091
      1.35% Variable Account Charge         495,260  1.46      726,312      837,886  2.26    1,905,297
      1.45% Variable Account Charge          20,794  1.46       30,496      118,241  2.26      268,872
      1.50% Variable Account Charge          39,795  1.49       58,360       92,774  2.23      210,962
      1.55% Variable Account Charge         636,437  1.45      933,351    1,005,484  2.25    2,286,403
      1.60% Variable Account Charge              --    --           --          426  1.69          968
      1.65% Variable Account Charge              --    --           --       38,065  2.22       86,558
      1.70% Variable Account Charge         644,546  1.48      945,244    1,315,317  2.22    2,990,943
      1.75% Variable Account Charge              --    --           --       21,644  2.22       49,218
      1.80% Variable Account Charge         123,646  1.48      181,330       43,195  2.21       98,222
      1.85% Variable Account Charge          42,882  1.48       62,888      285,145  2.21      648,400
      1.90% Variable Account Charge          23,893  1.48       35,040       34,237  2.21       77,853
      1.95% Variable Account Charge          14,649  1.19       21,483       28,609  1.68       65,055
      2.00% Variable Account Charge           8,739  1.19       12,815       35,979  1.68       81,815
      2.05% Variable Account Charge           7,644  1.18       11,210      106,702  1.68      242,633
      2.10% Variable Account Charge              --    --           --        6,818  1.67       15,504
      2.15% Variable Account Charge              --    --           --       13,755  1.67       31,278
      2.20% Variable Account Charge           8,037  1.18       11,787       32,295  1.67       73,436
      2.25% Variable Account Charge              --    --           --        8,619  1.67       19,600
      2.30% Variable Account Charge           9,884  1.18       14,496       10,622  1.67       24,154
      2.35% Variable Account Charge              --    --           --        2,134  1.66        4,852
      2.40% Variable Account Charge              --    --           --       10,562  1.66       24,017
   MultiOption Classic/Achiever           8,148,459  0.73    5,924,665    4,129,060  1.67    6,911,112
   MultiOption Flex/Single/Select         7,153,085  0.73    5,243,375    9,160,473  1.15   10,558,684
   Waddell and Reed Retirement Builder           --    --           --           --    --           --
                                         ----------         ----------   ----------         ----------
                                         18,892,758         16,169,125   20,454,389         32,568,213
                                         ==========         ==========   ==========         ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                        TEMPLETON GLOBAL ASSET ALLOCATION       JANUS ASPEN BALANCED
                                        ---------------------------------  -----------------------------
                                             Units                            Units
                                          Outstanding   AUV   Net Assets   Outstanding   AUV  Net Assets
                                          -----------  ----  -----------   -----------  ----  ----------
Contracts
   Adjustable Income Annuity                      --     --          --            --     --          --
   MegAnnuity                                602,538   1.32     792,557            --     --          --
   MultiOption Advisor                            --                                      --          --
      1.20% Variable Account Charge               --     --          --     1,770,552   1.26   2,233,548
      1.35% Variable Account Charge               --     --          --       425,770   1.26     537,051
      1.45% Variable Account Charge               --     --          --         5,914   1.25       7,460
      1.55% Variable Account Charge               --     --          --       597,221   1.25     753,314
      1.70% Variable Account Charge               --     --          --       233,418   1.23     294,425
      1.80% Variable Account Charge               --     --          --        19,240   1.23      24,268
      1.85% Variable Account Charge               --     --          --        27,539   1.22      34,736
      1.90% Variable Account Charge               --     --          --         2,585   1.22       3,260
      1.95% Variable Account Charge               --     --          --         7,931   1.16      10,003
      2.00% Variable Account Charge               --     --          --         4,262   1.16       5,376
      2.05% Variable Account Charge               --     --          --        51,176   1.16      64,552
      2.40% Variable Account Charge               --     --          --        10,640   1.15      13,421
   MultiOption Classic/Achiever            3,017,095   1.23   3,708,078       862,756   1.17   1,011,572
   MultiOption Flex/Single/Select          3,568,264   1.24   4,421,490            --     --          --
   Waddell and Reed Retirement Builder            --     --          --            --     --          --
                                           ---------          ---------     ---------          ---------
                                           7,187,897          8,922,125     4,019,004          4,992,986
                                           =========          =========     =========          =========

                                              JANUS ASPEN FORTY        JANUS ASPEN INTERNATIONAL GROWTH
                                        -----------------------------  --------------------------------
                                           Units                            Units
                                        Outstanding   AUV  Net Assets    Outstanding   AUV  Net Assets
                                        -----------  ----  ----------    -----------  ----  ----------
Contracts
   Adjustable Income Annuity                     --    --          --             --    --          --
   MegAnnuity                               841,211  0.85     714,459        850,133  0.99     839,509
   MultiOption Advisor
      1.20% Variable Account Charge         969,860  1.47   1,429,984      2,425,839  2.00   4,855,109
      1.35% Variable Account Charge         654,822  1.47     965,336      1,171,170  1.99   2,343,291
      1.45% Variable Account Charge           3,985  1.46       5,874        165,420  1.99     330,974
      1.50% Variable Account Charge          20,716  1.50      30,540        116,405  2.06     232,905
      1.55% Variable Account Charge       1,011,066  1.46   1,490,510        840,280  1.98   1,681,244
      1.60% Variable Account Charge              --    --          --          1,339  1.59       2,678
      1.65% Variable Account Charge          33,308  1.50      49,103         73,369  2.05     146,798
      1.70% Variable Account Charge         649,503  1.49     957,495      1,454,823  2.05   2,910,829
      1.75% Variable Account Charge          14,950  1.49      22,039         52,928  2.05     105,899
      1.80% Variable Account Charge          43,327  1.49      63,872         66,382  2.04     132,818
      1.85% Variable Account Charge         109,896  1.49     162,009        462,116  2.04     924,607
      1.90% Variable Account Charge           8,456  1.49      12,466         63,043  2.04     126,137
      1.95% Variable Account Charge          11,138  1.33      16,420         49,707  1.58      99,455
      2.00% Variable Account Charge           3,642  1.33       5,369         62,951  1.58     125,953
      2.05% Variable Account Charge          76,330  1.33     112,525        212,343  1.58     424,860
      2.10% Variable Account Charge           1,201  1.33       1,771          8,925  1.58      17,857
      2.15% Variable Account Charge              --    --          --         13,027  1.58      26,065
      2.20% Variable Account Charge          41,790  1.32      61,606         67,165  1.57     134,384
      2.25% Variable Account Charge              --    --          --         33,807  1.57      67,641
      2.30% Variable Account Charge              --    --          --         22,930  1.57      45,878
      2.40% Variable Account Charge           1,585  1.32       2,337         10,631  1.57      21,270
   MultiOption Classic/Achiever          13,218,765  0.79  10,424,663     11,904,116  0.92  10,915,744
   MultiOption Flex/Single/Select        12,825,890  0.80  10,205,184      9,515,373  0.93   8,805,483
   Waddell and Reed Retirement Builder           --    --          --             --    --          --
                                         ----------        ----------     ----------        ----------
                                         30,541,441        26,733,562     29,644,222        35,317,388
                                         ==========        ==========     ==========        ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                          MFS INVESTORS GROWTH STOCK         MFS MID CAP GROWTH
                                        -----------------------------  -----------------------------
                                           Units                          Units
                                        Outstanding   AUV  Net Assets  Outstanding   AUV  Net Assets
                                        -----------  ----  ----------  -----------  ----  ----------
Contracts
   Adjustable Income Annuity                    --     --          --          --     --          --
   MegAnnuity                                   --     --          --          --     --          --
   MultiOption Advisor
      1.20% Variable Account Charge        215,962   1.28     275,750     271,698   1.48     401,816
      1.35% Variable Account Charge        157,515   1.27     201,087     117,112   1.47     173,160
      1.45% Variable Account Charge         24,111   1.27      30,781          --     --          --
      1.50% Variable Account Charge         10,177   1.26      12,993       4,901   1.45       7,246
      1.55% Variable Account Charge        137,198   1.26     175,149     152,758   1.46     225,864
      1.70% Variable Account Charge         47,813   1.26      61,040      63,460   1.45      93,831
      1.75% Variable Account Charge             --     --          --       4,324   1.44       6,394
      1.80% Variable Account Charge         44,306   1.25      56,562      10,905   1.44      16,124
      1.85% Variable Account Charge         40,791   1.25      52,075      34,964   1.44      51,697
      2.15% Variable Account Charge             --     --          --       4,501   1.18       6,655
   MultiOption Classic/Achiever            572,967   1.05     599,403     366,936   1.09     401,629
   MultiOption Flex/Single/Select               --     --          --          --     --          --
   Waddell and Reed Retirement Builder          --     --          --          --     --          --
                                         ---------          ---------   ---------          ---------
                                         1,250,840          1,464,840   1,031,559          1,384,416
                                         =========          =========   =========          =========

                                              MFS NEW DISCOVERY                  MFS VALUE
                                        -----------------------------  -----------------------------
                                           Units                          Units
                                        Outstanding   AUV  Net Assets  Outstanding   AUV  Net Assets
                                        -----------  ----  ----------  -----------  ----  ----------
Contracts
   Adjustable Income Annuity                    --     --          --          --     --          --
   MegAnnuity                                   --     --          --          --     --          --
   MultiOption Advisor
      1.20% Variable Account Charge      2,360,130   1.40   3,311,686     517,851   1.43     738,194
      1.35% Variable Account Charge      1,042,444   1.40   1,462,406     414,023   1.42     590,054
      1.45% Variable Account Charge        234,937   1.39     329,584       2,690   1.41       3,834
      1.50% Variable Account Charge         82,492   1.38     115,725      38,613   1.45      55,030
      1.55% Variable Account Charge      1,274,103   1.39   1,787,392     712,081   1.41   1,014,838
      1.60% Variable Account Charge         61,706   1.10      86,565          --     --          --
      1.65% Variable Account Charge         20,834   1.37      29,228      15,401   1.44      21,950
      1.70% Variable Account Charge      1,414,303   1.37   1,984,074     429,569   1.44     612,209
      1.75% Variable Account Charge          4,277   1.37       6,000          --     --          --
      1.80% Variable Account Charge         91,185   1.37     127,920      20,192   1.44      28,777
      1.85% Variable Account Charge        300,589   1.37     421,685     114,526   1.44     163,220
      1.90% Variable Account Charge         98,797   1.36     138,598      12,990   1.43      18,513
      1.95% Variable Account Charge        202,270   1.09     283,757          --     --          --
      2.00% Variable Account Charge          5,449   1.09       7,644          --     --          --
      2.05% Variable Account Charge        183,862   1.09     257,933          --     --          --
      2.15% Variable Account Charge         39,524   1.09      55,447          --     --          --
      2.20% Variable Account Charge         30,159   1.09      42,309      22,257   1.27      31,720
      2.30% Variable Account Charge         10,103   1.09      14,173       3,663   1.27       5,220
      2.40% Variable Account Charge         20,113   1.08      28,216          --     --          --
      2.65% Variable Account Charge          9,569   1.08      13,425          --     --          --
   MultiOption Classic/Achiever          1,816,579   1.07   1,937,717   1,898,005   1.22   2,309,543
   MultiOption Flex/Single/Select               --     --          --          --     --          --
   Waddell and Reed Retirement Builder          --     --          --          --     --          --
                                         ---------         ----------   ---------          ---------
                                         9,303,425         12,441,484   4,201,861          5,593,102
                                         =========         ==========   =========          =========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                         OPPENHEIMER CAPITAL APPRECIATION       OPPENHEIMER HIGH INCOME
                                         --------------------------------   -------------------------------
                                             Units                             Units
                                          Outstanding    AUV   Net Assets   Outstanding    AUV   Net Assets
                                          -----------   ----   ----------   -----------   ----   ----------
Contracts
   Adjustable Income Annuity                     --       --           --            --     --           --
   MegAnnuity                                    --       --           --            --     --           --
   MultiOption Advisor
      1.20% Variable Account Charge         742,315     1.34      994,052     5,728,386   1.30    7,424,077
      1.35% Variable Account Charge       1,094,462     1.33    1,465,548     2,681,369   1.29    3,474,516
      1.45% Variable Account Charge          76,062     1.33      101,851       535,221   1.29      693,539
      1.50% Variable Account Charge          45,468     1.34       60,884       183,827   1.19      238,203
      1.55% Variable Account Charge         264,366     1.33      354,002     3,038,206   1.28    3,936,905
      1.60% Variable Account Charge              --       --           --        70,254   1.11       91,035
      1.65% Variable Account Charge          14,723     1.33       19,715       151,973   1.19      196,926
      1.70% Variable Account Charge         288,986     1.33      386,969     1,943,131   1.18    2,517,907
      1.75% Variable Account Charge              --       --           --        68,846   1.18       89,210
      1.80% Variable Account Charge              --       --           --       462,317   1.18      599,070
      1.85% Variable Account Charge          85,286     1.32      114,203       399,019   1.18      517,048
      1.90% Variable Account Charge          26,724     1.32       35,786       116,116   1.18      150,463
      1.95% Variable Account Charge          32,087     1.14       42,966       356,237   1.10      461,612
      2.00% Variable Account Charge           6,351     1.14        8,504        38,217   1.10       49,522
      2.05% Variable Account Charge          14,059     1.14       18,826       333,082   1.10      431,608
      2.10% Variable Account Charge              --       --           --        10,690   1.10       13,852
      2.15% Variable Account Charge          19,882     1.14       26,624        76,341   1.10       98,923
      2.20% Variable Account Charge          16,851     1.13       22,564       118,252   1.10      153,231
      2.25% Variable Account Charge              --       --           --        69,633   1.10       90,231
      2.30% Variable Account Charge           2,146     1.13        2,874        79,170   1.09      102,588
      2.35% Variable Account Charge              --       --           --         5,119   1.09        6,633
      2.40% Variable Account Charge          15,323     1.13       20,519        14,661   1.09       18,997
      2.65% Variable Account Charge              --       --           --        13,821   1.09       17,910
   MultiOption Classic/Achiever           1,512,485     1.10    1,664,090     2,447,462   1.25    3,049,864
   MultiOption Flex/Single/Select                --       --           --            --     --           --
   Waddell and Reed Retirement Builder           --       --           --            --     --           --
                                          ---------             ---------    ----------          ----------
                                          4,257,576             5,339,977    18,941,350          24,423,870
                                          =========             =========    ==========          ==========

                                         OPPENHEIMER INTERNATIONAL GROWTH     PUTNAM VT GROWTH AND INCOME
                                         --------------------------------   -------------------------------
                                             Units                             Units
                                          Outstanding    AUV   Net Assets   Outstanding    AUV   Net Assets
                                          -----------   ----   ----------   -----------   ----   ----------
Contracts
   Adjustable Income Annuity                     --       --           --           --      --           --
   MegAnnuity                                    --       --           --           --      --           --
   MultiOption Advisor
      1.20% Variable Account Charge         643,404     1.85    1,187,915      610,385    1.37      834,092
      1.35% Variable Account Charge         512,059     1.84      945,246      162,554    1.36      222,114
      1.45% Variable Account Charge          50,596     1.83       93,398        4,067    1.36        5,557
      1.50% Variable Account Charge          35,709     1.92       65,918           --      --           --
      1.55% Variable Account Charge         307,998     1.83      568,556      178,570    1.35      243,997
      1.70% Variable Account Charge         515,799     1.91      952,150      164,447    1.39      224,700
      1.75% Variable Account Charge              --       --           --        6,907    1.39        9,437
      1.80% Variable Account Charge          57,979     1.91      107,028       18,653    1.38       25,488
      1.85% Variable Account Charge         113,377     1.91      209,290           --      --           --
      1.90% Variable Account Charge             979     1.90        1,807       19,349    1.38       26,438
      1.95% Variable Account Charge          32,289     1.39       59,604           --      --           --
      2.05% Variable Account Charge         122,898     1.38      226,866        6,286    1.21        8,590
      2.10% Variable Account Charge             966     1.38        1,783           --      --           --
      2.15% Variable Account Charge          15,010     1.38       27,708           --      --           --
      2.20% Variable Account Charge          14,955     1.38       27,607           --      --           --
      2.30% Variable Account Charge           1,549     1.38        2,858           --      --           --
      2.35% Variable Account Charge           2,170     1.37        4,006           --      --           --
   MultiOption Classic/Achiever           1,004,029     1.32    1,328,107      457,081    1.16      531,983
   MultiOption Flex/Single/Select                --       --           --           --      --           --
   Waddell and Reed Retirement Builder           --       --           --           --      --           --
                                          ---------             ---------    ---------            ---------
                                          3,431,766             5,809,847    1,628,299            2,132,396
                                          =========             =========    =========            =========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                          PUTNAM VT INTERNATIONAL EQUITY      PUTNAM VT NEW OPPORTUNITIES
                                         -------------------------------   -------------------------------
                                            Units                             Units
                                         Outstanding    AUV   Net Assets   Outstanding    AUV   Net Assets
                                         -----------   ----   ----------   -----------   ----   ----------
Contracts
   Adjustable Income Annuity                     --      --           --          --       --          --
   MegAnnuity                                    --      --           --          --       --          --
   MultiOption Advisor
      1.20% Variable Account Charge       1,928,701    1.58    3,053,541      35,583     1.48      52,638
      1.35% Variable Account Charge       1,247,119    1.58    1,973,947      22,944     1.47      33,935
      1.45% Variable Account Charge         236,052    1.57      373,624          --       --          --
      1.50% Variable Account Charge          53,129    1.60       84,093          --       --          --
      1.55% Variable Account Charge       1,215,767    1.57    1,924,324      77,161     1.46     114,123
      1.60% Variable Account Charge          57,255    1.36       90,624          --       --          --
      1.65% Variable Account Charge          24,917    1.60       39,439          --       --          --
      1.70% Variable Account Charge         703,976    1.59    1,114,258      21,400     1.44      31,652
      1.80% Variable Account Charge         103,805    1.59      164,303          --       --          --
      1.85% Variable Account Charge          84,259    1.59      133,365          --       --          --
      1.90% Variable Account Charge          90,289    1.59      142,910          --       --          --
      1.95% Variable Account Charge         142,163    1.35      225,017       3,595     1.21       5,316
      2.00% Variable Account Charge           6,904    1.35       10,928          --       --          --
      2.05% Variable Account Charge         122,401    1.35      193,736      16,931     1.20      25,041
      2.15% Variable Account Charge          34,398    1.34       54,445          --       --          --
      2.20% Variable Account Charge           9,284    1.34       14,694          --       --          --
      2.30% Variable Account Charge          11,286    1.34       17,864          --       --          --
      2.40% Variable Account Charge          16,825    1.34       26,630          --       --          --
      2.65% Variable Account Charge          11,698    1.33       18,515          --       --          --
   MultiOption Classic/Achiever           1,819,573    1.30    2,366,696     125,100     1.17     146,615
   MultiOption Flex/Single/Select                --      --           --          --       --          --
   Waddell and Reed Retirement Builder           --      --           --          --       --          --
                                          ---------           ----------     -------              -------
                                          7,919,801           12,022,953     302,714              409,320
                                          =========           ==========     =======              =======

                                               PUTNAM VT NEW VALUE                PUTNAM VT VOYAGER
                                         -------------------------------   -------------------------------
                                            Units                             Units
                                         Outstanding    AUV   Net Assets   Outstanding   AUV    Net Assets
                                         -----------   ----   ----------   -----------   ----   ----------
Contracts
   Adjustable Income Annuity                     --      --           --          --       --           --
   MegAnnuity                                    --      --           --          --       --           --
   MultiOption Advisor
      1.20% Variable Account Charge         290,135    1.48      428,480     270,795     1.27      344,637
      1.35% Variable Account Charge         255,002    1.47      376,499      62,302     1.27       79,245
      1.45% Variable Account Charge           1,380    1.47        2,037      10,021     1.26       12,746
      1.50% Variable Account Charge           2,464    1.53        3,639       2,725     1.26        3,466
      1.55% Variable Account Charge         766,337    1.46    1,131,461      72,195     1.26       91,828
      1.70% Variable Account Charge         248,925    1.52      367,526      60,382     1.26       76,802
      1.80% Variable Account Charge             866    1.52        1,279      29,867     1.25       37,989
      1.85% Variable Account Charge          61,707    1.51       91,107       4,594     1.25        5,844
      1.95% Variable Account Charge          10,458    1.28       15,441          --       --           --
      2.05% Variable Account Charge          11,496    1.28       16,973          --       --           --
      2.20% Variable Account Charge           5,110    1.28        7,544          --       --           --
      2.30% Variable Account Charge          24,401    1.27       36,026          --       --           --
   MultiOption Classic/Achiever             492,402    1.29      636,863     352,160     1.04      365,758
   MultiOption Flex/Single/Select                --      --           --          --       --           --
   Waddell and Reed Retirement Builder           --      --           --          --       --           --
                                          ---------            ---------     -------             ---------
                                          2,170,683            3,114,875     865,041             1,018,315
                                          =========            =========     =======             =========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                               VAN KAMPEN COMSTOCK            VAN KAMPEN EMERGING GROWTH
                                         -------------------------------   -------------------------------
                                            Units                             Units
                                         Outstanding    AUV   Net Assets   Outstanding   AUV    Net Assets
                                         -----------   ----   ----------   -----------   ----   ----------
Contracts
   Adjustable Income Annuity                     --      --           --          --       --          --
   MegAnnuity                                    --      --           --          --       --          --
   MultiOption Advisor
      1.20% Variable Account Charge       1,244,736    1.46    1,822,521      45,837     1.34      61,415
      1.35% Variable Account Charge       1,516,246    1.46    2,219,714     151,456     1.33     202,890
      1.45% Variable Account Charge         106,848    1.45      156,421         496     1.33         665
      1.50% Variable Account Charge          42,648    1.48       62,434       6,861     1.32       9,191
      1.55% Variable Account Charge         851,883    1.45    1,247,117      26,946     1.33      36,097
      1.70% Variable Account Charge         753,392    1.48    1,102,932      52,338     1.31      70,112
      1.75% Variable Account Charge           7,075    1.47       10,357          --       --          --
      1.80% Variable Account Charge          18,072    1.47       26,457          --       --          --
      1.85% Variable Account Charge         201,177    1.47      294,514      11,254     1.31      15,076
      1.90% Variable Account Charge          76,444    1.47      111,911          --       --          --
      1.95% Variable Account Charge           7,759    1.26       11,358          --       --          --
      2.00% Variable Account Charge           7,706    1.26       11,281          --       --          --
      2.05% Variable Account Charge         255,431    1.26      373,940       3,851     1.12       5,158
      2.10% Variable Account Charge           2,904    1.26        4,252          --       --          --
      2.15% Variable Account Charge           2,938    1.26        4,300          --       --          --
      2.20% Variable Account Charge          37,521    1.26       54,929          --       --          --
      2.30% Variable Account Charge          24,255    1.25       35,508          --       --          --
      2.40% Variable Account Charge          17,838    1.25       26,114          --       --          --
   MultiOption Classic/Achiever                  --      --           --          --       --          --
   MultiOption Flex/Single/Select                --      --           --          --       --          --
   Waddell and Reed Retirement Builder           --      --           --          --       --          --
                                          ---------            ---------     -------              -------
                                          5,174,873            7,576,060     299,039              400,604
                                          =========            =========     =======              =======

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                           VAN KAMPEN GROWTH AND INCOME         WADDELL & REED BALANCED
                                         -------------------------------   --------------------------------
                                            Units                             Units
                                         Outstanding    AUV   Net Assets   Outstanding    AUV    Net Assets
                                         -----------   ----   ----------   -----------   ----   -----------
Contracts
   Adjustable Income Annuity                     --      --           --            --     --            --
   MegAnnuity                                    --      --           --     1,230,399   4.09     5,029,326
   MultiOption Advisor
      1.20% Variable Account Charge         452,178    1.48      670,853     1,288,429   1.19     1,531,761
      1.35% Variable Account Charge         565,198    1.48      838,440       628,717   1.18       747,184
      1.45% Variable Account Charge           3,555    1.47        5,274        39,571   1.18        47,027
      1.50% Variable Account Charge          71,728    1.51      106,405         8,489   1.18        10,089
      1.55% Variable Account Charge         267,310    1.47      396,539     3,478,462   1.18     4,133,895
      1.60% Variable Account Charge              --      --           --        59,625   1.16        70,860
      1.65% Variable Account Charge              --      --           --         5,049   1.18         6,000
      1.70% Variable Account Charge         190,591    1.50      282,732     1,568,656   1.17     1,864,231
      1.80% Variable Account Charge          33,262    1.50       49,342        86,260   1.17       102,513
      1.85% Variable Account Charge          42,281    1.49       62,722        13,257   1.17        15,754
      1.90% Variable Account Charge          12,038    1.49       17,858       145,418   1.17       172,819
      1.95% Variable Account Charge           6,693    1.30        9,929        58,555   1.16        69,588
      2.00% Variable Account Charge              --      --           --         5,182   1.15         6,158
      2.05% Variable Account Charge          23,818    1.30       35,332        46,014   1.15        54,684
      2.30% Variable Account Charge              --      --           --         7,315   1.15         8,693
      2.40% Variable Account Charge              --      --           --         7,295   1.14         8,669
   MultiOption Classic/Achiever                  --      --           --    17,505,563   0.99    17,247,536
   MultiOption Flex/Single/Select                --      --           --    39,037,319   4.05   157,917,821
   Waddell and Reed Retirement Builder           --      --           --
      1.25% Variable Account Charge              --      --           --       855,108   1.13       962,861
      1.35% Variable Account Charge              --      --           --         5,421   1.12         6,104
      1.40% Variable Account Charge              --      --           --       251,403   1.12       283,032
      1.50% Variable Account Charge              --      --           --        43,519   1.12        48,994
      1.60% Variable Account Charge              --      --           --       224,203   1.12       252,410
      1.65% Variable Account Charge              --      --           --        62,869   1.12        70,778
      1.75% Variable Account Charge              --      --           --       659,320   1.12       742,270
      1.85% Variable Account Charge              --      --           --       178,863   1.11       201,366
      1.90% Variable Account Charge              --      --           --       270,986   1.11       305,079
      2.00% Variable Account Charge              --      --           --        48,527   1.11        54,632
      2.10% Variable Account Charge              --      --           --        83,250   1.11        93,724
      2.15% Variable Account Charge              --      --           --        18,585   1.11        20,923
      2.35% Variable Account Charge              --      --           --         4,164   1.11         4,687
                                          ---------            ---------    ----------          -----------
                                          1,668,652            2,475,426    67,925,793          192,091,468
                                          =========            =========    ==========          ===========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                              WADDELL & REED GROWTH        WADDELL & REED INTERNATIONAL VALUE
                                         --------------------------------  ----------------------------------
                                            Units                              Units
                                         Outstanding    AUV    Net Assets   Outstanding    AUV    Net Assets
                                         -----------   ----   -----------   -----------   ----   -----------
Contracts
   Adjustable Income Annuity                      --     --            --            --     --            --
   MegAnnuity                              2,898,741   3.31     9,605,299     1,621,026   3.77     6,104,278
   MultiOption Advisor
      1.20% Variable Account Charge        2,926,186   1.19     3,496,408     9,171,847   1.84    16,905,781
      1.35% Variable Account Charge        1,105,821   1.19     1,321,079     3,796,446   1.83     6,996,341
      1.45% Variable Account Charge          169,369   1.19       202,339       689,722   1.83     1,271,065
      1.50% Variable Account Charge          245,382   1.19       293,148       359,489   1.88       662,489
      1.55% Variable Account Charge        2,330,557   1.19     2,784,221     5,092,514   1.82     9,384,821
      1.60% Variable Account Charge               --     --            --        83,948   1.44       154,705
      1.65% Variable Account Charge          127,588   1.18       152,424       211,140   1.87       389,102
      1.70% Variable Account Charge        2,234,993   1.18     2,670,054     4,978,278   1.87     9,174,299
      1.75% Variable Account Charge           26,853   1.18        32,080       109,082   1.87       201,023
      1.80% Variable Account Charge           90,093   1.18       107,630       288,873   1.87       532,354
      1.85% Variable Account Charge          365,712   1.18       436,902       996,058   1.86     1,835,602
      1.90% Variable Account Charge          131,730   1.18       157,373       289,561   1.86       533,622
      1.95% Variable Account Charge           90,696   1.16       108,350       421,148   1.43       776,119
      2.00% Variable Account Charge          122,733   1.16       146,624       100,169   1.43       184,598
      2.05% Variable Account Charge          163,247   1.15       195,024       705,807   1.42     1,300,707
      2.10% Variable Account Charge           24,961   1.15        29,820        17,471   1.42        32,197
      2.15% Variable Account Charge            7,206   1.15         8,608        81,727   1.42       150,613
      2.20% Variable Account Charge           65,020   1.15        77,677       192,957   1.42       355,593
      2.25% Variable Account Charge           36,349   1.15        43,425        85,684   1.42       157,905
      2.30% Variable Account Charge           17,360   1.15        20,739        50,459   1.42        92,990
      2.35% Variable Account Charge            5,815   1.15         6,947         7,003   1.42        12,906
      2.40% Variable Account Charge           18,131   1.15        21,661        53,435   1.41        98,474
      2.65% Variable Account Charge               --     --            --         2,617   1.41         4,823
   MultiOption Classic/Achiever           22,601,132   0.68    15,320,438    14,020,914   1.45    20,332,352
   MultiOption Flex/Single/Select         31,140,736   3.88   120,833,494    33,884,156   3.30   111,796,284
   Waddell and Reed Retirement Builder
      1.25% Variable Account Charge        3,807,415   1.15     4,388,723     1,983,740   1.31     2,597,226
      1.35% Variable Account Charge          114,855   1.15       132,372        19,075   1.31        24,968
      1.40% Variable Account Charge        1,341,498   1.15     1,546,099       616,318   1.31       806,726
      1.50% Variable Account Charge          741,889   1.15       855,039        95,553   1.30       125,073
      1.60% Variable Account Charge          842,889   1.15       971,444       427,002   1.30       558,921
      1.65% Variable Account Charge          221,089   1.14       254,809        36,199   1.30        47,382
      1.75% Variable Account Charge        4,861,158   1.14     5,602,568     2,094,318   1.30     2,741,344
      1.85% Variable Account Charge          134,355   1.14       154,846        78,155   1.30       102,300
      1.90% Variable Account Charge        2,649,811   1.14     3,053,952     1,140,047   1.29     1,492,258
      2.00% Variable Account Charge          467,121   1.14       538,365       380,991   1.29       498,696
      2.10% Variable Account Charge          501,425   1.14       577,901       253,571   1.29       331,910
      2.15% Variable Account Charge          137,227   1.14       158,157        16,347   1.29        21,398
      2.25% Variable Account Charge           16,136   1.13        18,598         8,933   1.29        11,692
      2.35% Variable Account Charge          320,171   1.13       369,002        90,373   1.29       118,293
                                          ----------          -----------    ----------          -----------
                                          83,103,450          176,693,639    84,552,153          198,919,230
                                          ==========          ===========    ==========          ===========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                         WADDELL & REED SMALL CAP GROWTH         WADDELL & REED VALUE
                                         -------------------------------   -------------------------------
                                            Units                             Units
                                         Outstanding    AUV   Net Assets   Outstanding    AUV   Net Assets
                                         -----------   ----   ----------   -----------   ----   ----------
Contracts
   Adjustable Income Annuity                      --     --           --            --     --           --
   MegAnnuity                              1,338,400   2.63    3,525,827       872,555   2.54    2,212,707
   MultiOption Advisor
      1.20% Variable Account Charge        1,282,022   1.36    1,740,936       471,374   1.29      606,157
      1.35% Variable Account Charge          567,530   1.35      770,308       187,132   1.28      240,599
      1.45% Variable Account Charge           74,104   1.35      100,582        17,080   1.28       21,960
      1.50% Variable Account Charge           34,696   1.35       47,093            --     --           --
      1.55% Variable Account Charge          835,285   1.35    1,133,733       729,637   1.28      938,108
      1.65% Variable Account Charge            3,050   1.34        4,140            --     --           --
      1.70% Variable Account Charge        1,011,613   1.34    1,373,062       575,915   1.27      740,464
      1.75% Variable Account Charge            8,082   1.34       10,970            --     --           --
      1.80% Variable Account Charge           54,636   1.34       74,157         3,461   1.27        4,450
      1.85% Variable Account Charge          142,979   1.34      194,066        32,247   1.27       41,460
      1.90% Variable Account Charge           94,965   1.34      128,896        29,194   1.27       37,536
      1.95% Variable Account Charge           16,341   1.31       22,180        14,263   1.24       18,338
      2.00% Variable Account Charge           10,288   1.31       13,964            --     --           --
      2.05% Variable Account Charge          156,316   1.31      212,168       107,034   1.24      137,615
      2.10% Variable Account Charge            1,663   1.31        2,257            --     --           --
      2.15% Variable Account Charge            9,678   1.31       13,136        29,151   1.23       37,480
      2.20% Variable Account Charge           35,385   1.31       48,028        63,052   1.23       81,067
      2.30% Variable Account Charge            2,532   1.30        3,437        29,540   1.23       37,980
      2.40% Variable Account Charge            1,387   1.30        1,883         6,716   1.23        8,635
   MultiOption Classic/Achiever            8,270,191   1.27   10,515,892     6,313,234   1.05    6,645,581
   MultiOption Flex/Single/Select         25,369,864   2.34   59,385,549    23,006,868   2.23   51,315,070
   Waddell and Reed Retirement Builder
      1.25% Variable Account Charge        1,076,397   1.25    1,345,083     4,259,227   1.15    4,892,113
      1.35% Variable Account Charge           10,735   1.25       13,413       108,596   1.15      124,708
      1.40% Variable Account Charge          434,724   1.25      543,175     1,170,365   1.15    1,344,002
      1.50% Variable Account Charge          169,014   1.24      211,178       281,496   1.14      323,259
      1.60% Variable Account Charge          426,685   1.24      533,130       782,039   1.14      898,063
      1.65% Variable Account Charge           44,352   1.24       55,416       251,231   1.14      288,505
      1.75% Variable Account Charge        2,445,202   1.24    3,055,206     3,266,554   1.14    3,751,186
      1.85% Variable Account Charge           88,307   1.24      110,337        93,682   1.14      107,581
      1.90% Variable Account Charge        1,248,850   1.24    1,560,401     1,631,873   1.14    1,873,981
      2.00% Variable Account Charge          256,343   1.23      320,293       601,219   1.13      690,417
      2.10% Variable Account Charge          302,736   1.23      378,260       460,098   1.13      528,359
      2.15% Variable Account Charge          113,971   1.23      142,404       116,473   1.13      133,753
      2.25% Variable Account Charge            2,742   1.23        3,426        17,883   1.13       20,536
      2.35% Variable Account Charge          163,207   1.23      203,923       108,631   1.13      124,747
                                          ----------          ----------    ----------          ----------
                                          46,104,272          87,797,909    45,637,820          78,226,417
                                          ==========          ==========    ==========          ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                         WADDELL & REED MICRO-CAP GROWTH    WADDELL & REED SMALL CAP VALUE
                                         -------------------------------   -------------------------------
                                            Units                             Units
                                         Outstanding    AUV   Net Assets   Outstanding    AUV   Net Assets
                                         -----------   ----   ----------   -----------   ----   ----------
Contracts
   Adjustable Income Annuity                      --     --           --            --     --           --
   MegAnnuity                                519,057   1.90      984,476     1,065,168   1.92    2,040,883
   MultiOption Advisor
      1.20% Variable Account Charge          406,914   1.95      793,302     4,239,998   1.65    6,994,419
      1.35% Variable Account Charge          158,321   1.94      308,608     1,625,997   1.64    2,681,891
      1.45% Variable Account Charge           17,361   1.93       33,840       241,495   1.64      398,317
      1.50% Variable Account Charge              397   1.90          773       163,098   1.71      269,011
      1.55% Variable Account Charge          503,868   1.93      982,171     1,921,472   1.63    3,169,241
      1.60% Variable Account Charge               --     --           --         1,711   1.29        2,822
      1.65% Variable Account Charge            4,213   1.90        8,213        96,860   1.70      159,759
      1.70% Variable Account Charge          121,080   1.89      236,017     2,188,356   1.70    3,609,436
      1.75% Variable Account Charge           11,284   1.89       21,996        55,362   1.70       91,313
      1.80% Variable Account Charge           18,771   1.89       36,590       266,675   1.70      439,848
      1.85% Variable Account Charge          107,537   1.89      209,617       584,076   1.69      963,364
      1.90% Variable Account Charge           13,479   1.88       26,274       111,166   1.69      183,355
      1.95% Variable Account Charge            1,959   1.35        3,819        94,270   1.28      155,487
      2.00% Variable Account Charge               --     --           --        46,267   1.28       76,313
      2.05% Variable Account Charge               --     --           --       299,668   1.28      494,267
      2.10% Variable Account Charge               --     --           --         8,785   1.28       14,489
      2.15% Variable Account Charge               --     --           --        15,425   1.27       25,441
      2.20% Variable Account Charge               --     --           --       109,574   1.27      180,729
      2.25% Variable Account Charge               --     --           --        50,865   1.27       83,897
      2.30% Variable Account Charge              749   1.34        1,460        36,225   1.27       59,748
      2.35% Variable Account Charge               --     --           --         1,997   1.27        3,294
      2.40% Variable Account Charge              955   1.34        1,861        24,466   1.27       40,354
   MultiOption Classic/Achiever            3,839,509   1.34    5,160,564     6,311,357   1.94   12,222,730
   MultiOption Flex/Single/Select          4,948,904   1.89    9,352,934    10,579,795   1.78   18,861,338
   Waddell and Reed Retirement Builder
      1.25% Variable Account Charge          595,695   1.33      795,184     1,948,420   1.16    2,253,820
      1.35% Variable Account Charge            6,778   1.33        9,048        11,453   1.15       13,246
      1.40% Variable Account Charge          197,706   1.33      263,927       783,072   1.15      905,664
      1.50% Variable Account Charge          122,700   1.33      163,797       181,038   1.15      209,380
      1.60% Variable Account Charge           42,313   1.33       56,485       370,461   1.15      428,457
      1.65% Variable Account Charge           25,609   1.33       34,187        49,916   1.15       57,730
      1.75% Variable Account Charge          917,525   1.32    1,224,844     1,805,079   1.15    2,087,668
      1.85% Variable Account Charge           97,378   1.32      129,995       103,412   1.15      119,601
      1.90% Variable Account Charge          562,575   1.32      751,005       957,390   1.14    1,107,271
      2.00% Variable Account Charge          169,914   1.32      226,825       328,916   1.14      380,408
      2.10% Variable Account Charge          119,462   1.32      159,475       222,242   1.14      257,034
      2.15% Variable Account Charge            4,683   1.32        6,252        14,250   1.14       16,481
      2.25% Variable Account Charge               --     --           --         9,769   1.14       11,298
      2.35% Variable Account Charge           89,072   1.31      118,906       131,417   1.14      151,991
                                          ----------          ----------    ----------          ----------
                                          13,625,768          22,102,445    37,056,963          61,221,795
                                          ==========          ==========    ==========          ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                            WADDELL & REED CORE EQUITY      WADDELL & REED ASSET STRATEGY
                                         -------------------------------   -------------------------------
                                            Units                             Units
                                         Outstanding    AUV   Net Assets   Outstanding    AUV   Net Assets
                                         -----------   ----   ----------   -----------   ----   ----------
Contracts
   Adjustable Income Annuity                      --     --           --            --     --           --
   MegAnnuity                                312,853   1.14      355,701            --     --           --
   MultiOption Advisor
      1.20% Variable Account Charge          150,752   1.27      191,075     1,589,016   1.45    2,310,422
      1.35% Variable Account Charge           76,509   1.26       96,963       407,361   1.45      592,202
      1.45% Variable Account Charge            2,111   1.26        2,675        17,529   1.45       25,483
      1.50% Variable Account Charge               --     --           --        19,847   1.44       28,853
      1.55% Variable Account Charge          119,512   1.26      151,462     1,758,400   1.44    2,556,280
      1.60% Variable Account Charge               --     --           --        49,605   1.44       72,114
      1.65% Variable Account Charge               --     --           --         5,838   1.44        8,487
      1.70% Variable Account Charge           61,641   1.25       78,120     1,042,781   1.44    1,515,946
      1.75% Variable Account Charge            7,079   1.25        8,972        30,765   1.44       44,725
      1.80% Variable Account Charge               --     --           --        89,517   1.43      130,135
      1.85% Variable Account Charge           43,844   1.25       55,565        44,532   1.43       64,739
      1.90% Variable Account Charge               --     --           --       115,426   1.43      167,801
      1.95% Variable Account Charge               --     --           --        61,200   1.43       88,969
      2.00% Variable Account Charge               --     --           --        10,775   1.43       15,665
      2.05% Variable Account Charge            6,283   1.24        7,963       108,428   1.42      157,628
      2.20% Variable Account Charge               --     --           --        14,844   1.42       21,579
      2.30% Variable Account Charge            8,290   1.23       10,506         7,040   1.42       10,234
      2.40% Variable Account Charge               --     --           --        26,653   1.41       38,747
   MultiOption Classic/Achiever            3,284,654   0.85    2,798,690     1,252,363   1.45    1,812,486
   MultiOption Flex/Single/Select          5,565,945   1.03    5,737,520     4,847,507   1.45    7,039,277
   Waddell and Reed Retirement Builder
      1.25% Variable Account Charge        1,038,484   1.18    1,221,481     1,687,434   1.41    2,374,810
      1.35% Variable Account Charge          113,705   1.17      133,708        30,979   1.40       43,586
      1.40% Variable Account Charge          402,518   1.17      473,327       925,973   1.40    1,302,815
      1.50% Variable Account Charge          585,359   1.17      688,333       138,337   1.40      194,636
      1.60% Variable Account Charge          288,432   1.17      339,171       335,658   1.40      472,260
      1.65% Variable Account Charge          192,080   1.17      225,870       162,739   1.40      228,968
      1.75% Variable Account Charge          748,940   1.17      880,690     2,278,503   1.40    3,205,783
      1.85% Variable Account Charge           85,857   1.16      100,960        78,048   1.39      109,811
      1.90% Variable Account Charge          877,951   1.16    1,032,397       998,555   1.39    1,404,936
      2.00% Variable Account Charge           72,750   1.16       85,547       535,934   1.39      754,042
      2.10% Variable Account Charge          248,843   1.16      292,619       370,839   1.39      521,760
      2.15% Variable Account Charge            4,537   1.16        5,335        21,309   1.39       29,981
      2.35% Variable Account Charge           11,444   1.15       13,457        80,294   1.38      112,971
                                          ----------          ----------    ----------          ----------
                                          14,310,373          14,988,107    19,144,029          27,458,131
                                          ==========          ==========    ==========          ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                         WADDELL & REED INTERNATIONAL GROWTH   WADDELL & REED SCIENCE & TECHNOLOGY
                                         -----------------------------------   -----------------------------------
                                              Units                                 Units
                                           Outstanding    AUV   Net Assets       Outstanding    AUV   Net Assets
                                           -----------   ----   ----------       -----------   ----   ----------
Contracts
   Adjustable Income Annuity                       --      --           --                --     --           --
   MegAnnuity                                      --      --           --                --     --           --
   MultiOption Advisor
      1.20% Variable Account Charge           679,819    1.46      993,926           608,978   1.46      891,367
      1.35% Variable Account Charge           250,536    1.46      366,265           275,524   1.46      403,260
      1.45% Variable Account Charge             2,711    1.45        3,963            41,938   1.46       61,381
      1.50% Variable Account Charge             7,775    1.45       11,367             8,441   1.45       12,355
      1.55% Variable Account Charge           353,381    1.45      516,617           258,094   1.45      377,749
      1.70% Variable Account Charge           325,779    1.45      476,264           439,177   1.45      642,784
      1.75% Variable Account Charge                --      --           --             1,981   1.45        2,899
      1.80% Variable Account Charge            18,964    1.44       27,723            41,282   1.44       60,421
      1.85% Variable Account Charge            92,578    1.44      135,342           128,505   1.44      188,082
      1.90% Variable Account Charge            74,300    1.44      108,621            46,820   1.44       68,527
      1.95% Variable Account Charge                --      --           --            25,919   1.40       37,936
      2.00% Variable Account Charge                --      --           --             3,635   1.40        5,320
      2.05% Variable Account Charge            38,727    1.37       56,616             8,413   1.40       12,314
      2.20% Variable Account Charge             4,956    1.37        7,245             7,125   1.39       10,429
      2.30% Variable Account Charge                --      --           --               184   1.39          269
      2.65% Variable Account Charge             9,110    1.35       13,319                --     --           --
   MultiOption Classic/Achiever               368,874    1.46      536,772           346,310   1.46      504,589
   MultiOption Flex/Single/Select             636,766    1.46      929,883         1,085,467   1.46    1,586,975
   Waddell and Reed Retirement Builder
      1.25% Variable Account Charge           795,153    1.28    1,021,815         1,467,854   1.35    1,976,416
      1.35% Variable Account Charge            18,273    1.28       23,472            91,471   1.34      123,140
      1.40% Variable Account Charge           287,137    1.28      368,836           561,625   1.34      756,069
      1.50% Variable Account Charge           102,972    1.28      132,271           187,679   1.34      252,657
      1.60% Variable Account Charge           325,677    1.28      418,342           606,335   1.34      816,259
      1.65% Variable Account Charge            47,019    1.28       60,398           138,263   1.34      186,132
      1.75% Variable Account Charge         1,773,055    1.27    2,277,542         2,285,533   1.34    3,076,826
      1.85% Variable Account Charge            27,162    1.27       34,890           184,457   1.33      248,320
      1.90% Variable Account Charge           733,166    1.27      941,774         1,579,146   1.33    2,125,874
      2.00% Variable Account Charge            64,484    1.27       82,831           395,831   1.33      532,875
      2.10% Variable Account Charge           248,410    1.27      319,090           278,478   1.33      374,892
      2.15% Variable Account Charge            44,770    1.27       57,508           108,471   1.33      146,025
      2.25% Variable Account Charge             1,839    1.26        2,363             1,273   1.32        1,714
      2.35% Variable Account Charge           142,841    1.26      183,484           171,465   1.32      230,829
                                            ----------          ----------        ----------           ---------
                                            7,476,234           10,108,539        11,385,674          15,714,685
                                            ==========          ==========        ==========          ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                               WADDELL & REED BOND          WADDELL & REED DIVIDEND INCOME
                                         -------------------------------   -------------------------------
                                            Units                             Units
                                         Outstanding    AUV   Net Assets   Outstanding    AUV   Net Assets
                                         -----------   ----   ----------   -----------   ----   ----------
Contracts
   Adjustable Income Annuity                     --      --           --           --      --           --
   MegAnnuity                                    --      --           --           --      --           --
   MultiOption Advisor                           --      --           --           --      --           --
   MultiOption Classic/Achiever                  --      --           --           --      --           --
   MultiOption Flex/Single/Select                --      --           --           --      --           --
   Waddell and Reed Retirement Builder
      1.25% Variable Account Charge       3,091,585    1.03    3,191,841    1,259,154    1.22    1,530,528
      1.35% Variable Account Charge           5,513    1.03        5,691       37,543    1.21       45,624
      1.40% Variable Account Charge         798,134    1.03      823,925      473,996    1.21      576,022
      1.50% Variable Account Charge         148,420    1.03      153,216      114,480    1.21      139,121
      1.60% Variable Account Charge         216,679    1.03      223,681      141,852    1.21      172,385
      1.65% Variable Account Charge         109,801    1.03      113,349      109,902    1.21      133,558
      1.75% Variable Account Charge       1,414,158    1.02    1,459,855    1,157,937    1.21    1,407,180
      1.85% Variable Account Charge         141,679    1.02      146,257       67,065    1.20       81,500
      1.90% Variable Account Charge         637,465    1.02      658,064      631,863    1.20      767,869
      2.00% Variable Account Charge         287,065    1.02      296,342      168,897    1.20      205,252
      2.10% Variable Account Charge         151,383    1.02      156,275      198,936    1.20      241,757
      2.15% Variable Account Charge              --      --           --       84,167    1.20      102,283
      2.25% Variable Account Charge          10,599    1.02       10,941           --      --           --
      2.35% Variable Account Charge          37,433    1.01       38,643       16,356    1.19       19,877
                                          ---------            ---------    ---------            ---------
                                          7,049,914            7,278,080    4,462,148            5,422,956
                                          =========            =========    =========            =========

                                            WADDELL & REED HIGH INCOME     WADDELL & REED LIMITED-TERM BOND
                                         -------------------------------   --------------------------------
                                            Units                             Units
                                         Outstanding    AUV   Net Assets   Outstanding    AUV    Net Assets
                                         -----------   ----   ----------   -----------   ----   -----------
Contracts
   Adjustable Income Annuity                      --     --           --           --      --           --
   MegAnnuity                                     --     --           --           --      --           --
   MultiOption Advisor                            --     --           --           --      --           --
   MultiOption Classic/Achiever                   --     --           --           --      --           --
   MultiOption Flex/Single/Select                 --     --           --           --      --           --
   Waddell and Reed Retirement Builder
      1.25% Variable Account Charge        3,314,045   1.09    3,602,947    1,032,351    1.01    1,044,618
      1.35% Variable Account Charge           19,472   1.09       21,166       23,898    1.01       24,179
      1.40% Variable Account Charge        1,072,142   1.08    1,165,415      154,956    1.01      156,780
      1.50% Variable Account Charge          285,712   1.08      310,568       44,181    1.01       44,701
      1.60% Variable Account Charge          483,928   1.08      526,028        9,956    1.01       10,073
      1.65% Variable Account Charge           66,763   1.08       72,571           --      --           --
      1.75% Variable Account Charge        2,601,496   1.08    2,827,818      743,873    1.00      752,628
      1.85% Variable Account Charge           22,435   1.08       24,386       17,285    1.00       17,489
      1.90% Variable Account Charge        1,236,952   1.08    1,344,563      208,465    1.00      210,919
      2.00% Variable Account Charge          409,581   1.07      445,214        9,114    1.00        9,221
      2.10% Variable Account Charge          351,397   1.07      381,968       32,476    1.00       32,858
      2.15% Variable Account Charge           24,155   1.07       26,256        9,858    1.00        9,974
      2.25% Variable Account Charge           19,812   1.07       21,535        6,256    1.00        6,330
      2.35% Variable Account Charge          103,548   1.07      112,557       10,229    0.99       10,349
                                          ----------          ----------    ---------            ---------
                                          10,011,438          10,882,992    2,302,898            2,330,119
                                          ==========          ==========    =========            =========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                           WADDELL & REED MONEY MARKET     WADDELL & REED MORTGAGE SECURITIES
                                         -------------------------------   ----------------------------------
                                            Units                               Units
                                         Outstanding    AUV   Net Assets     Outstanding    AUV   Net Assets
                                         -----------   ----   ----------     -----------   ----   ----------
Contracts
   Adjustable Income Annuity                     --      --           --              --     --           --
   MegAnnuity                                    --      --           --              --     --           --
   MultiOption Advisor                           --      --           --              --     --           --
   MultiOption Classic/Achiever                  --      --           --              --     --           --
   MultiOption Flex/Single/Select                --      --           --              --     --           --
   Waddell and Reed Retirement Builder
      1.25% Variable Account Charge         676,909    1.01      683,312      13,270,388   1.05   13,930,043
      1.35% Variable Account Charge          11,424    1.01       11,533           8,171   1.05        8,576
      1.40% Variable Account Charge         151,508    1.01      152,952         289,729   1.05      304,089
      1.50% Variable Account Charge           6,514    1.01        6,576         363,444   1.05      381,458
      1.60% Variable Account Charge           6,910    1.00        6,976         138,613   1.04      145,483
      1.65% Variable Account Charge              --      --           --         156,836   1.04      164,609
      1.75% Variable Account Charge         361,426    1.00      364,872         859,600   1.04      902,206
      1.85% Variable Account Charge           5,736    1.00        5,791          11,831   1.04       12,418
      1.90% Variable Account Charge          32,667    1.00       32,979         279,164   1.04      293,001
      2.00% Variable Account Charge              --      --           --         152,527   1.04      160,087
      2.10% Variable Account Charge           2,789    1.00        2,816         111,360   1.04      116,880
      2.35% Variable Account Charge              --      --           --          13,053   1.03       13,700
                                          ---------            ---------      ----------          ----------
                                          1,255,883            1,267,807      15,654,716          16,432,550
                                          =========            =========      ==========          ==========

                                                  WADDELL & REED                    WADDELL & REED
                                              REAL ESTATE SECURITIES           GLOBAL NATURAL RESOURCES
                                         -------------------------------   -------------------------------
                                            Units                             Units
                                         Outstanding    AUV   Net Assets   Outstanding    AUV   Net Assets
                                         -----------   ----   ----------   -----------   ----   ----------
Contracts
   Adjustable Income Annuity                     --      --           --           --      --           --
   MegAnnuity                                    --      --           --           --      --           --
   MultiOption Advisor                           --                                        --           --
      1.20% Variable Account Charge              --      --           --      525,794    1.25      657,538
      1.35% Variable Account Charge              --      --           --      130,524    1.25      163,194
      1.45% Variable Account Charge              --      --           --       26,075    1.25       32,602
      1.55% Variable Account Charge              --      --           --      414,653    1.25      518,442
      1.65% Variable Account Charge              --      --           --        6,070    1.25        7,589
      1.70% Variable Account Charge              --      --           --      659,356    1.25      824,395
      1.80% Variable Account Charge              --      --           --       31,955    1.25       39,954
      1.85% Variable Account Charge              --      --           --      103,222    1.24      129,058
      1.90% Variable Account Charge              --      --           --       43,700    1.24       54,638
      1.95% Variable Account Charge              --      --           --        8,006    1.24       10,010
      2.00% Variable Account Charge              --      --           --       10,075    1.24       12,596
      2.05% Variable Account Charge              --      --           --       39,536    1.24       49,432
      2.20% Variable Account Charge              --      --           --       20,261    1.24       25,332
      2.30% Variable Account Charge              --      --           --        9,025    1.24       11,283
   MultiOption Classic/Achiever                  --      --           --           --      --           --
   MultiOption Flex/Single/Select                --      --           --           --      --           --
   Waddell and Reed Retirement Builder
      1.25% Variable Account Charge       1,045,401    1.44    1,508,738    1,527,521    1.25    1,909,528
      1.35% Variable Account Charge           2,321    1.44        3,346        8,336    1.25       10,419
      1.40% Variable Account Charge         533,370    1.44      768,758      300,993    1.25      376,203
      1.50% Variable Account Charge         266,921    1.44      384,718       25,281    1.25       31,598
      1.60% Variable Account Charge         182,464    1.43      262,989      178,765    1.25      223,434
      1.65% Variable Account Charge         167,453    1.43      241,353       60,396    1.25       75,487
      1.75% Variable Account Charge       1,226,770    1.43    1,768,170      881,859    1.25    1,102,212
      1.85% Variable Account Charge          89,054    1.43      128,355       30,826    1.24       38,528
      1.90% Variable Account Charge         914,136    1.43    1,317,564      732,882    1.24      916,010
      2.00% Variable Account Charge         144,601    1.42      208,417      135,414    1.24      169,250
      2.10% Variable Account Charge         215,296    1.42      310,310       95,041    1.24      118,789
      2.15% Variable Account Charge          18,546    1.42       26,731       17,883    1.24       22,352
      2.25% Variable Account Charge           2,333    1.42        3,363           --      --           --
      2.35% Variable Account Charge         113,581    1.42      163,706       51,779    1.24       64,717
                                          ---------            ---------    ---------            ---------
                                          4,922,247            7,096,518    6,075,228            7,594,590
                                          =========            =========    =========            =========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                          WADDELL & REED MID CAP GROWTH
                                         -------------------------------
                                            Units
                                         Outstanding    AUV   Net Assets
                                         -----------   ----   ----------
Contracts
   Adjustable Income Annuity                     --      --           --
   MegAnnuity                                    --      --           --
   MultiOption Advisor
      1.20% Variable Account Charge          14,252    1.20       17,152
      1.35% Variable Account Charge           2,915    1.20        3,508
      1.45% Variable Account Charge           3,139    1.20        3,777
      1.55% Variable Account Charge          23,464    1.20       28,234
      1.80% Variable Account Charge           1,040    1.20        1,251
      1.85% Variable Account Charge          23,053    1.20       27,740
      2.20% Variable Account Charge           5,593    1.20        6,731
   MultiOption Classic/Achiever                  --      --           --
   MultiOption Flex/Single/Select                --      --           --
   Waddell and Reed Retirement Builder
      1.25% Variable Account Charge       2,522,292    1.20    3,034,522
      1.35% Variable Account Charge           8,474    1.20       10,194
      1.40% Variable Account Charge         106,938    1.20      128,637
      1.50% Variable Account Charge          36,955    1.20       44,454
      1.60% Variable Account Charge         112,197    1.20      134,964
      1.75% Variable Account Charge         447,047    1.20      537,759
      1.85% Variable Account Charge          20,341    1.20       24,468
      1.90% Variable Account Charge         173,321    1.20      208,491
      2.00% Variable Account Charge          67,212    1.20       80,850
      2.10% Variable Account Charge          30,283    1.20       36,428
      2.15% Variable Account Charge          21,586    1.20       25,966
      2.35% Variable Account Charge          26,953    1.19       32,422
                                          ---------            ---------
                                          3,647,055            4,387,548
                                          =========            =========

                            VARIABLE ANNUITY ACCOUNT

(7)  FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, ratios, and total return for variable annuity contracts for the periods ended December 31, 2005, 2004, 2003, 2002, and 2001 is as follows:

                                         At December 31                       For the years ended December 31
                             --------------------------------------  ------------------------------------------------
                                            Unit Fair                  Investment   Expense Ratio     Total Return
                                Units     Value lowest                   Income       lowest to        lowest to
                             Outstanding   to highest    Net Assets      Ratio*       highest**        highest***
                             -----------  ------------  -----------  -------------  -------------  ------------------
Advantus Bond
   2005                      101,069,223  1.03 to 3.62  167,438,312       0.00%     0.15% to 2.65%     -0.23% to 2.29%
   2004                       83,732,102  1.03 to 3.54  157,322,817       0.00%     0.15% to 2.65%      2.23% to 4.82%
   2003                       71,541,800  1.01 to 3.38  150,703,416       0.00%     0.15% to 2.65%     -1.78% to 5.19%
   2002                       62,421,448  0.49 to 3.21  150,280,208       0.00%     0.15% to 1.40%     8.97% to 10.34%
   2001                       57,777,187  0.67 to 2.91  136,717,695      11.08%     0.15% to 1.40%      6.40% to 7.74%
Advantus Money Market
   2005                       30,281,643  0.97 to 2.14   38,026,666       2.43%     0.15% to 2.65%     -0.22% to 2.29%
   2004                       25,261,147  0.98 to 2.09   34,035,324       0.74%     0.15% to 2.65%      -1.88% to .60%
   2003                       30,177,525  0.99 to 2.08   43,250,792       0.63%     0.15% to 2.65%       -.89% to .46%
   2002                       42,537,083  1.08 to 2.07   65,764,181       1.28%     0.15% to 1.40%     -0.13% to 1.13%
   2001                       46,433,132  1.08 to 2.04   73,086,827       3.57%     0.15% to 1.40%      2.34% to 3.63%
Advantus Index 500
   2005                      108,424,751  0.91 to 5.15  251,778,154       0.00%     0.15% to 2.65%      1.71% to 4.27%
   2004                      117,201,628  0.88 to 4.94  274,490,110       0.00%     0.15% to 2.65%     7.51% to 10.23%
   2003                      105,250,773  0.81 to 4.48  245,642,588       0.00%     0.15% to 1.95%     5.75% to 32.02%
   2002                       72,078,923  0.64 to 3.51  193,497,967       0.00%     0.15% to 1.40%  -23.45% to -22.48%
   2001                       77,262,312  0.84 to 4.53  283,002,183       0.89%     0.15% to 1.40%  -13.48% to -12.39%
Advantus Mortgage
   Securities
   2005                       70,463,553  1.03 to 3.86  129,479,133       0.00%     0.15% to 2.40%      0.20% to 2.73%
   2004                       70,069,365  1.03 to 3.76  138,001,443       0.00%     0.15% to 2.40%      2.07% to 4.65%
   2003                       73,502,901  1.00 to 3.59  151,561,342       0.00%     0.15% to 2.20%      -.18% to 4.00%
   2002                       74,476,525  1.29 to 3.45  165,669,052       0.06%     0.15% to 1.40%      8.13% to 9.50%
   2001                       62,749,113  1.19 to 3.15  136,919,160      12.15%     0.15% to 1.40%      7.46% to 8.81%
Advantus Maturing
   Government Bond 2006
   2005                        2,093,736  1.30 to 2.16    3,849,043       0.00%     0.15% to 1.40%     -2.16% to -.93%
   2004                        2,940,514  1.33 to 2.18    5,574,482       0.00%     0.15% to 1.40%     -1.27% to -.03%
   2003                        5,136,771  1.35 to 2.18    9,953,107       0.00%     0.15% to 1.40%       .53% to 1.79%
   2002                        5,364,167  1.34 to 2.14   10,647,700       0.00%     0.15% to 1.40%    11.42% to 12.82%
   2001                        4,864,034  1.20 to 1.90    8,692,552       5.40%     0.15% to 1.40%      6.57% to 7.91%
Advantus Maturing
   Government Bond 2010
   2005                        2,261,360  1.45 to 2.46    4,859,126       0.00%     0.15% to 1.40%     -1.41% to -.17%
   2004                        3,196,445  1.47 to 2.46    6,710,156       0.00%     0.15% to 1.40%      1.88% to 3.16%
   2003                        3,717,234  1.44 to 2.39    7,647,073       0.00%     0.15% to 1.40%      1.33% to 2.60%
   2002                        4,458,787  1.42 to 2.33    9,354,207       0.07%     0.15% to 1.40%    17.20% to 18.68%
   2001                        3,226,490  1.22 to 1.96    5,840,469      10.49%     0.15% to 1.40%      3.51% to 4.81%
Advantus International Bond
   2005                       32,399,967  0.92 to 1.51   43,877,149       0.00%     0.15% to 2.20%   -11.29% to -9.04%
   2004                       32,253,680  1.46 to 1.66   49,268,412       0.00%     0.15% to 1.40%     9.88% to 11.26%
   2003                       39,542,742  1.33 to 1.49   54,896,928       0.00%     0.15% to 1.40%    18.58% to 20.07%
   2002                       38,800,221  1.12 to 1.24   45,640,738       0.27%     0.15% to 1.40%    16.30% to 17.77%
   2001                       35,648,905  0.96 to 1.06   36,124,400       1.10%     0.15% to 1.40%    -2.88% to -1.66%
Advantus Index 400 Mid-Cap
   2005                       26,221,295  1.31 to 2.25   47,378,374       0.00%     0.15% to 2.65%     9.04% to 11.79%
   2004                       21,892,766  1.20 to 2.02   36,571,393       0.00%     0.15% to 2.65%     12.7% to 15.56%
   2003                       17,526,754  1.07 to 1.74   26,607,076       0.00%     0.15% to 2.65%      .61% to 40.43%
   2002                       14,982,764  1.02 to 1.30   17,849,686       0.00%     0.15% to 1.40%  -16.22% to -15.16%
   2001                       15,271,982  1.22 to 1.53   21,884,881       0.86%     0.15% to 1.40%    -2.44% to -1.22%
Advantus Real Estate
   Securities
   2005                       31,274,752  1.52 to 2.82   73,377,688       0.00%     0.15% to 2.65%     8.19% to 10.92%
   2004                       30,121,583  1.40 to 2.58   65,607,398       0.00%     0.15% to 2.65%    31.98% to 35.32%
   2003                       26,986,325  1.06 to 1.93   45,304,358       0.00%     0.15% to 2.65% 2.50% to 46.582.00%
   2002                       21,160,081  1.16 to 1.38   26,016,967       0.02%     0.15% to 1.40%      5.48% to 6.81%
   2001                       10,820,336  1.10 to 1.30   12,378,669       4.06%     0.15% to 1.40%      8.51% to 9.87%
AIM V.I. Aggressive Growth
   2005                        1,411,637  1.09 to 1.41    1,846,022       0.00%     1.20% to 2.05%      2.77% to 4.27%
   2004                        1,263,093  1.05 to 1.36    1,550,204       0.00%     1.20% to 1.80%     8.55% to 10.14%
   2003                          823,185  0.95 to 1.24      884,176       0.00%     1.20% to 1.70%    15.08% to 33.76%
   2002 (a)                      200,861          0.76      153,557       0.00%          1.40% (a)             -23.55%

                            VARIABLE ANNUITY ACCOUNT

                                         At December 31                        For the years ended December 31
                             --------------------------------------  --------------------------------------------------
                                            Unit Fair                  Investment     Expense Ratio     Total Return
                                Units     Value lowest                   Income         lowest to        lowest to
                             Outstanding   to highest    Net Assets      Ratio*         highest**        highest***
                             -----------  ------------  -----------  -------------    -------------  ------------------
AIM V.I. Balanced
   2005                        1,746,447  1.08 to 1.24    2,094,513          1.23%    1.20% to 2.20%     2.26% to 3.75%
   2004                        1,835,844  1.04 to 1.19    2,125,161          1.58%    1.20% to 2.05%     4.44% to 5.96%
   2003                        1,242,447  0.99 to 1.12    1,337,297          2.73%    1.20% to 1.95%     .58% to 14.61%
   2002 (a)                      202,181          0.86      174,181          5.69%(a)      1.40% (a)            -13.85%
AIM V.I. Dent Demographic
   Trends
   2005                          440,871  1.11 to 1.42      579,077          0.00%    1.20% to 2.20%     3.31% to 4.81%
   2004                          594,334  1.06 to 1.35      747,092          0.00%    1.20% to 2.05%     5.08% to 6.61%
   2003                          496,144  1.00 to 1.27      553,799          0.00%    1.20% to 1.80%    4.64% to 35.40%
   2002 (a)                       44,099          0.74       32,506          0.00%         1.40% (a)            -26.29%
AIM V.I. Premier Equity
   2005                          556,598  1.02 to 1.27      633,520          0.66%    1.20% to 1.85%     2.62% to 4.11%
   2004                          533,883  0.99 to 1.22      580,517          0.33%    1.20% to 1.80%     2.73% to 4.23%
   2003                          521,022  0.95 to 1.18      519,608          0.26%    1.20% to 1.70%    4.70% to 33.29%
   2002 (a)                      333,328          0.77      256,619          1.37%(a)      1.40% (a)            -23.01%
American Century Income and
   Growth
   2005                        2,981,827  1.20 to 1.41    4,008,703          1.72%    1.20% to 2.40%     1.79% to 3.27%
   2004                        3,246,113  1.16 to 1.37    4,215,839          1.04%    1.20% to 2.40%    9.63% to 11.23%
   2003                        2,166,069  1.04 to 1.23    2,504,905          0.88%    1.20% to 2.30%    2.59% to 40.15%
   2002 (a)                      271,073          0.82      222,342          0.00%         1.40% (a)            -17.98%
American Century Ultra
   2005                       42,104,257  1.07 to 1.30   53,707,834          0.00%    1.20% to 2.65%    -0.68% to 0.76%
   2004                       30,147,276  1.07 to 1.29   37,869,128          0.00%    1.20% to 2.65%     7.70% to 9.27%
   2003                       13,840,021  0.98 to 1.18   15,411,423          0.00%    1.20% to 2.65%    1.54% to 28.31%
   2002 (a)                    1,768,593          0.79    1,892,164          0.15%(a)      1.40% (a)            -20.55%
American Century Value
   2005                       13,037,273  1.24 to 1.45   18,425,516          0.54%    1.20% to 2.40%     2.12% to 3.61%
   2004                        5,913,385  1.21 to 1.40    7,935,867          0.63%    1.20% to 2.40%   11.19% to 12.81%
   2003                        2,437,616  1.10 to 1.24    2,802,907          0.76%    1.20% to 1.90%     .12% to 36.68%
   2002 (a)                      607,599          0.86      523,888          0.00%         1.40% (a)            -13.78%
Credit Suisse Global Small
   Cap
   2005                        4,426,213  0.66 to 0.71    2,966,300          0.00%    0.15% to 1.40%   14.53% to 15.97%
   2004                        4,275,603  0.58 to 0.61    2,493,440          0.00%    0.15% to 1.40%   16.35% to 17.81%
   2003                        4,156,371  0.50 to 0.52    2,080,388          0.00%    0.15% to 1.40%   45.61% to 47.44%
   2002                        1,869,296  0.34 to 0.35      640,052          0.00%    0.15% to 1.40% -35.07% to -34.26%
   2001                        1,868,817  0.53 to 0.54      985,138          8.10%    0.15% to 1.40% -33.72% to -29.52%
Fidelity VIP Contrafund
   2005                       48,074,768  1.19 to 1.64   63,536,106          0.12%    0.15% to 2.65%   13.61% to 16.47%
   2004                       41,197,786  1.04 to 1.42   45,868,903          0.20%    0.15% to 2.65%   12.15% to 14.99%
   2003                       36,031,753  0.91 to 1.25   34,087,961          0.28%    0.15% to 2.05%    1.68% to 32.40%
   2002                       29,726,965  0.72 to 0.75   21,710,439          0.70%    0.15% to 1.40%  -10.86% to -9.74%
   2001                       26,305,920  0.81 to 0.83   21,501,171          0.67%    0.15% to 1.40% -13.69% to -12.60%
Fidelity VIP Equity-Income
   2005                       82,668,336  1.21 to 1.43  111,538,045          1.33%    0.15% to 2.65%     2.82% to 5.41%
   2004                       71,887,242  1.17 to 1.38   92,070,458          1.19%    0.15% to 2.65%    8.32% to 11.07%
   2003                       49,847,420  1.08 to 1.26   56,712,063  .01% to 1.56%    0.15% to 2.65%    6.27% to 35.70%
   2002                       30,830,481  0.86 to 0.89   27,219,399          1.45%    0.15% to 1.40% -18.30% to -17.28%
   2001                       22,269,645  1.05 to 1.07   23,587,152          1.06%    0.15% to 1.40%   -6.55% to -5.37%
Fidelity VIP Mid-Cap
   2005                       30,216,373  1.54 to 2.19   60,869,243          0.00%    0.15% to 2.40%   14.94% to 17.84%
   2004                       27,269,555  1.33 to 1.86   47,319,868          0.00%    0.15% to 2.40%   21.40% to 24.47%
   2003                       22,706,315  1.10 to 1.49   32,189,299   .00% to .28%    0.15% to 2.05%    2.26% to 42.43%
   2002                       19,501,428  1.04 to 1.08   20,726,186          0.83%    0.15% to 1.40% -11.28% to -10.16%
   2001                       17,716,573  1.18 to 1.20   20,984,737          0.27%    0.15% to 1.40%   -4.86% to -3.66%
Franklin Large Cap Growth
   Securities
   2005                        3,379,885  1.09 to 1.27    4,187,619          0.59%    1.20% to 2.05%   -1.58% to -0.14%
   2004                        2,468,768  1.09 to 1.28    3,029,945          0.44%    1.20% to 2.05%     5.11% to 6.65%
   2003                        1,086,252  1.03 to 1.20    1,202,608          0.56%    1.20% to 2.05%    3.27% to 31.13%
   2002 (a)                      244,326          0.82      200,208          0.37%(a)      1.40% (a)            -18.06%

                            VARIABLE ANNUITY ACCOUNT

                                               At December 31                         For the years ended December 31
                                   -------------------------------------  -----------------------------------------------------
                                                  Unit Fair                                  Expense Ratio        Total Return
                                      Units     Value lowest                Investment         lowest to           lowest to
                                   Outstanding   to highest   Net Assets   Income Ratio*       highest**           highest***
                                   -----------  ------------  ----------  --------------     -------------     ----------------
Franklin Mutual Shares Securities
   2005                             6,184,292   1.26 to 1.48   8,646,972            1.22%    1.20% to 2.40%        7.67% to 9.24%
   2004                             4,755,013   1.16 to 1.35   6,043,249            0.71%    1.20% to 2.40%       9.69% to 11.29%
   2003                             2,444,129   1.04 to 1.21   2,752,836            1.01%    1.20% to 1.95%       3.00% to 23.41%
   2002 (a)                           670,423           0.84     566,331            1.09%             1.40%(a)            -15.53%

Franklin Small-Mid Cap
   2005                            18,892,758   0.73 to 1.49  16,169,125            0.00%    0.15% to 2.30%        2.06% to 4.63%
   2004                            21,040,489   0.70 to 1.45  17,040,295            0.00%    0.15% to 2.30%       8.56% to 11.31%
   2003                            19,650,970   0.64 to 1.32  13,489,461            0.00%    0.15% to 2.20%       -.91% to 42.62%
   2002                            15,909,414   0.47 to 0.49   7,596,845            0.25%    0.15% to 1.40%    -29.68% to -28.79%
   2001                            10,082,739   0.67 to 0.68   6,852,986            0.40%    0.15% to 1.40%    -16.43% to -15.37%

Templeton Developing Markets
   Securities
   2005                            20,454,389   1.15 to 2.27  32,568,213            1.26%    0.15% to 2.40%      24.11% to 27.24%
   2004                            15,847,356   0.92 to 1.81  18,501,110            1.86%    0.15% to 2.40%      21.45% to 24.52%
   2003                            14,599,010   0.74 to 1.47  12,919,582    .49% to 1.13%    0.15% to 2.40%       3.10% to 52.76%
   2002                            13,519,675   0.49 to 0.72   7,649,303            1.47%    0.15% to 1.40%      -1.53% to -0.30%
   2001                            13,906,056   0.50 to 0.73   7,847,819            0.10%    0.15% to 1.40%      -9.36% to -8.22%

Templeton Global Asset Allocation
   2005                             7,187,897   1.23 to 1.32   8,922,125            3.88%    0.15% to 1.40%        2.12% to 3.40%
   2004                             6,373,731   1.20 to 1.27   7,720,719            2.83%    0.15% to 1.40%      14.11% to 15.54%
   2003                             5,653,902   1.05 to 1.10   5,985,105   2.34% to 2.56%    0.15% to 1.40%      30.12% to 31.76%
   2002                             4,416,037   0.81 to 0.84   3,607,709            0.00%    0.15% to 1.40%      -5.72% to -4.53%
   2001                             2,557,131   0.86 to 0.88   2,219,608            9.82%    0.15% to 1.40%    -11.20% to -10.08%

Janus Aspen Balanced
   2005                             4,019,004   1.15 to 1.26   4,992,986            2.27%    1.20% to 2.40%        4.85% to 6.38%
   2004                             2,949,680   1.10 to 1.19   3,424,942            2.61%    1.20% to 2.40%        5.46% to 7.00%
   2003                             1,982,696   1.03 to 1.11   2,116,520            2.02%    1.20% to 1.90%       3.20% to 12.14%
   2002 (a)                           689,640           0.92     635,967            2.74%(a)          1.40%(a)             -7.78%

Janus Aspen Forty
   2005                            30,541,441   0.79 to 1.50  26,733,562            0.01%    0.15% to 2.40%       9.62% to 12.39%
   2004                            28,087,494   0.71 to 1.35  21,035,361            0.03%    0.15% to 2.40%      14.88% to 17.79%
   2003                            30,071,564   0.61 to 1.16  18,698,614            0.24%    0.15% to 1.80%       5.11% to 20.06%
   2002                            34,709,134   0.51 to 0.53  17,877,948            0.30%    0.15% to 1.40%    -17.10% to -16.05%
   2001                            38,811,457   0.62 to 0.64  24,324,231            0.86%    0.15% to 1.40%    -22.92% to -21.95%

Janus Aspen International Growth
   2005                            29,644,222   0.92 to 2.06  35,317,388            1.14%    0.15% to 2.40%      28.50% to 31.74%
   2004                            26,616,625   0.70 to 1.58  21,631,914            0.88%    0.15% to 2.40%      15.58% to 18.51%
   2003                            26,182,042   0.60 to 1.35  16,205,018            0.98%    0.15% to 1.90%       4.61% to 34.33%
   2002                            29,205,230   0.45 to 0.47  13,384,834            0.64%    0.15% to 1.40%    -26.79% to -25.87%
   2001                            30,574,683   0.62 to 0.64  19,195,115            0.70%    0.15% to 1.40%    -24.50% to -23.54%

MFS Investors Growth Stock
   2005                             1,250,840   1.05 to 1.28   1,464,840            0.14%    1.20% to 1.85%        1.51% to 2.99%
   2004                             1,267,606   1.02 to 1.24   1,434,981            0.00%    1.20% to 1.85%        6.13% to 7.68%
   2003                             1,418,331   0.95 to 1.15   1,462,824            0.00%    1.20% to 1.90%        .11% to 20.90%
   2002 (a)                           254,637           0.78     199,463            0.00%             1.40%(a)            -21.67%

MFS Mid Cap Growth
   2005                             1,031,559   1.09 to 1.48   1,384,416            0.00%    1.20% to 2.15%        0.17% to 1.63%
   2004                             1,228,768   1.08 to 1.45   1,612,515            0.00%    1.20% to 2.15%      11.39% to 13.01%
   2003                               828,565   0.96 to 1.29     933,083            0.00%    1.20% to 1.85%       -.17% to 34.71%
   2002 (a)                           132,901           0.71      94,371            0.00%             1.40%(a)            -28.99%

MFS New Discovery
   2005                             9,303,425   1.07 to 1.40  12,441,484            0.00%    1.20% to 2.65%        2.29% to 3.78%
   2004                             9,067,451   1.03 to 1.35  11,635,163            0.00%    1.20% to 2.65%        3.43% to 4.94%
   2003                             5,017,186   0.98 to 1.29   5,858,375            0.00%    1.20% to 2.65%       -.73% to 31.85%
   2002 (a)                         1,073,449           0.75     919,016            0.00%             1.40%(a)            -25.27%

MFS Value
   2005                             4,201,861   1.22 to 1.45   5,593,102            2.78%    1.20% to 2.30%        3.69% to 5.20%
   2004                             3,064,606   1.16 to 1.38   3,845,989            1.95%    1.20% to 2.05%      11.82% to 13.46%
   2003                             2,148,341   1.02 to 1.22   2,327,459            0.15%    1.20% to 1.90%        .28% to 22.98%
   2002 (a)                           852,323           0.83     709,389            0.00%             1.40%(a)            -16.77%

                            VARIABLE ANNUITY ACCOUNT

                                               At December 31                        For the years ended December 31
                                   -------------------------------------  -----------------------------------------------------
                                                  Unit Fair                                  Expense Ratio        Total Return
                                      Units     Value lowest               Investment          lowest to           lowest to
                                   Outstanding   to highest   Net Assets  Income Ratio*        highest**           highest***
                                   -----------  ------------  ----------  -------------      -------------     ----------------
Oppenheimer Capital Appreciation
   2005                              4,257,576  1.10 to 1.34   5,339,977      0.69%          1.20% to 2.40%       2.13% to 3.61%
   2004                              4,037,186  1.06 to 1.29   4,766,235      0.20%          1.20% to 2.40%       3.83% to 5.34%
   2003                              2,307,305  1.01 to 1.23   2,499,721      0.24%          1.20% to 2.20%      1.20% to 28.88%
   2002 (a)                            890,405          0.81     722,898      0.00%                  1.40%(a)            -21.48%

Oppenheimer High Income
   2005                             18,941,350  1.09 to 1.30  24,423,870      5.55%          1.20% to 2.65%       -0.66% to .79%
   2004                             13,310,080  1.09 to 1.29  16,999,974      4.97%          1.20% to 2.65%       5.89% to 7.43%
   2003                              6,600,255  1.03 to 1.20   7,815,040      6.05%          1.20% to 2.65%       .21% to 22.08%
   2002 (a)                            674,348          0.95   1,000,841      0.00%                   1.40%(a)            -5.36%

Oppenheimer International Growth
   2005                              3,431,766  1.32 to 1.92   5,809,847      0.67%          1.20% to 2.35%     11.95% to 13.58%
   2004                              3,348,584  1.17 to 1.70   4,905,781      1.08%          1.20% to 2.35%     14.08% to 15.75%
   2003                              1,587,876  1.01 to 1.47   1,895,546      0.83%          1.20% to 2.30%      -.01% to 43.52%
   2002 (a)                            323,095          0.71     230,222      0.00%                   1.40%(a)           -29.61%

Putnam VT Growth and Income
   2005                              1,628,299  1.16 to 1.39   2,132,396      1.49%          1.20% to 2.05%       2.48% to 3.98%
   2004                              1,488,016  1.12 to 1.34   1,852,135      1.50%          1.20% to 2.05%       8.21% to 9.79%
   2003                              1,117,080  1.02 to 1.23   1,234,411      1.41%          1.20% to 1.90%      7.90% to 25.61%
   2002 (a)                            296,889          0.81     241,935      0.00%                   1.40%(a)           -18.51%

Putnam VT International Equity
   2005                              7,919,801  1.30 to 1.60  12,022,953      1.46%          1.20% to 2.65%      9.27% to 10.86%
   2004                              8,475,391  1.18 to 1.45  11,580,995      1.38%          1.20% to 2.65%     13.16% to 14.81%
   2003                              6,281,267  1.03 to 1.27   7,272,213      0.83%          1.20% to 2.65%      3.70% to 26.75%
   2002 (a)                          1,418,042          0.81   1,302,512      0.00%                   1.40%(a)           -19.05%

Putnam VT New Opportunities
   2005                                302,714  1.17 to 1.48     409,320      0.11%          1.20% to 2.05%       7.13% to 8.69%
   2004                                288,771  1.08 to 1.36     361,736      0.00%          1.20% to 2.05%       7.42% to 8.99%
   2003                                271,984  0.99 to 1.25     295,198      0.00%          1.20% to 1.55%      6.99% to 30.60%
   2002 (a)                             88,859          0.76      67,578      0.00%                   1.40%(a)           -23.95%

Putnam VT New Value
   2005                              2,170,683  1.27 to 1.53   3,114,875      0.82%          1.20% to 2.30%       3.13% to 4.63%
   2004                              1,618,549  1.24 to 1.47   2,209,870      0.65%          1.20% to 1.85%     12.41% to 14.05%
   2003                                773,952  1.09 to 1.29     889,893      0.84%          1.20% to 1.90%     12.90% to 30.64%
   2002 (a)                            164,533          0.83     137,040      0.00%                   1.40%(a)           -16.71%

Putnam VT Voyager
   2005                                865,041  1.04 to 1.27   1,018,315      0.62%          1.20% to 2.30%       2.94% to 4.44%
   2004                                813,029  1.00 to 1.22     898,769      0.24%          1.20% to 2.30%       2.26% to 3.78%
   2003                                610,427  0.96 to 1.17     635,247      0.30%          1.20% to 1.90%      5.63% to 23.18%
   2002 (a)                            288,014          0.78     178,094      0.00%                   1.40%(a)           -21.89%

Van Kampen Comstock
   2005                              5,174,873  1.25 to 1.48   7,576,060      0.80%          1.20% to 2.40%       1.39% to 2.87%
   2004                              3,155,382  1.23 to 1.45   4,490,631      0.60%          1.20% to 2.40%     14.36% to 16.03%
   2003                              1,229,156  1.07 to 1.25   1,507,649      0.00%          1.20% to 2.20%       1.44% to 9.49%
   2003 (b)                          1,229,156  1.07 to 1.25   1,507,649      0.00%          1.20% to 2.20%(a)    1.44% to 9.49%

Van Kampen Emerging Growth
   2005                                299,039  1.12 to 1.34     400,604      0.01%          1.20% to 2.05%       4.83% to 6.36%
   2004                                201,893  1.24 to 1.26     254,303      0.00%          1.20% to 1.65%       3.98% to 5.50%
   2003 (b)                            119,599  1.18 to 1.19     142,785      0.00%          1.20% to 1.70%        .97% to 6.81%

Van Kampen Growth and Income
   2005                              1,668,652  1.30 to 1.51   2,475,426      0.63%          1.20% to 2.05%       6.86% to 8.41%
   2004                                729,450  1.36 to 1.39     998,169      0.50%          1.20% to 1.85%     11.14% to 12.76%
   2003 (b)                            208,298  1.21 to 1.24     252,779      0.00%          1.20% to 1.80%      8.75% to 10.69%

                            VARIABLE ANNUITY ACCOUNT

                                                   At December 31                         For the years ended December 31
                                      ----------------------------------------   -------------------------------------------------
                                                      Unit Fair                                  Expense Ratio      Total Return
                                         Units      Value lowest                   Investment      lowest to         lowest to
                                      Outstanding    to highest     Net Assets   Income Ratio*     highest**         highest***
                                      -----------   ------------   -----------   -------------   -------------   -----------------
Waddell & Reed Balanced
   2005                                67,925,793   0.99 to 4.09   192,091,468            1.15%  0.15% to 2.40%      2.27% to 4.86%
   2004                                79,627,064   0.95 to 3.90   228,371,804            1.39%  0.15% to 2.40%      6.06% to 8.77%
   2003                                86,130,915   0.89 to 3.63   246,795,946            0.66%  0.15% to 2.05%     1.89% to 20.87%
   2002                                96,126,456   0.74 to 3.03   242,627,878            0.00%  0.15% to 1.40%   -10.25% to -9.12%
   2001                               115,815,207   0.83 to 3.37   334,282,742            1.87%  0.15% to 1.40%  -15.55% to -14.49%

Waddell & Reed Growth
   2005                                83,103,450   0.68 to 3.88   176,693,639            0.00%  0.15% to 2.40%     8.33% to 11.06%
   2004                                79,382,363   0.62 to 3.53   175,548,922            0.27%  0.15% to 2.35%       .61% to 4.92%
   2003                                79,974,037   0.61 to 3.46   192,077,415            0.00%  0.15% to 1.90%     1.70% to 25.26%
   2002                                89,698,886   0.56 to 2.79   181,641,666            0.00%  0.15% to 1.40%  -32.49% to -25.55%
   2001                               102,359,809   0.67 to 3.90   312,995,984            0.09%  0.15% to 1.40%  -25.85% to -24.74

Waddell & Reed International Value
   2005                                84,552,153   1.29 to 3.77   198,919,230            2.13%  0.15% to 2.65%     8.26% to 11.00%
   2004                                75,725,803   1.18 to 3.39   176,860,398            1.10%  0.15% to 2.65%    18.36% to 22.49%
   2003                                69,210,848   1.09 to 2.77   145,621,007            1.78%  0.15% to 2.65%    -4.91% to 50.04%
   2002                                69,117,878   0.76 to 1.89   107,934,334            0.00%  0.15% to 1.40%  -18.96% to -17.94%
   2001                                77,650,129   0.93 to 2.30   154,874,874            4.22%  0.15% to 1.40%  -12.45% to -11.34%

Waddell & Reed Small Cap Growth
   2005                                46,104,272   1.23 to 2.63    87,797,909            0.00%  0.15% to 2.40%     9.94% to 12.71%
   2004                                46,293,461   1.11 to 2.34    83,836,348            0.00%  0.15% to 2.40%    11.26% to 14.12%
   2003                                48,087,823   1.01 to 2.05    80,974,858            0.00%  0.15% to 2.30%     2.26% to 47.76%
   2002                                50,956,068   0.69 to 1.39    61,064,365            0.00%  0.15% to 1.40%  -32.75% to -31.90%
   2001                                58,874,540   1.03 to 2.04   106,352,320            0.00%  0.15% to 1.40%  -15.89% to -14.83%

Waddell & Reed Value
   2005                                45,637,820   1.05 to 2.54    78,226,417            1.44%  0.15% to 2.40%      1.70% to 4.27%
   2004                                40,557,151   1.02 to 2.43    74,124,351            1.07%  0.15% to 2.40%    10.55% to 14.53%
   2003                                39,892,772   0.90 to 2.12    68,458,346            0.54%  0.15% to 1.95%     2.07% to 26.87%
   2002                                44,175,977   0.72 to 1.67    62,482,210            0.00%  0.15% to 1.40%  -16.50% to -15.45%
   2001                                48,303,751   0.86 to 1.98    85,380,743            1.07%  0.15% to 1.40%   -11.70 to -10.59%

Waddell & Reed Micro-Cap Growth
   2005                                13,625,768   1.31 to 1.95    22,102,445            0.00%  0.15% to 2.40%    17.72% to 20.69%
   2004                                13,551,857   1.11 to 1.63    18,880,273            0.00%  0.15% to 2.40%     7.17% to 11.83%
   2003                                17,493,441   1.04 to 1.50    23,278,419            0.00%  0.15% to 1.80%     2.89% to 73.88%
   2002                                16,079,775   0.68 to 0.96    14,309,710            0.00%  0.15% to 1.40%  -44.43% to -43.73%
   2001                                18,375,194   1.23 to 1.72    29,750,152            0.00%  0.15% to 1.40%  -12.56% to -11.46%

Waddell & Reed Small Cap Value
   2005                                37,056,963   1.14 to 1.94    61,221,795            0.00%  0.15% to 2.40%      1.43% to 3.99%
   2004                                29,511,761   1.12 to 1.89    49,789,092            0.00%  0.15% to 2.40%    11.62% to 14.85%
   2003                                23,557,729   1.11 to 1.66    36,825,287            0.00%  0.15% to 2.30%      .59% to 59.63%
   2002                                23,025,937   1.03 to 1.13    25,038,865            0.00%  0.15% to 1.40%  -21.09% to -20.10%
   2001                                19,875,251   1.31 to 1.43    27,119,932            0.00%  0.15% to 1.40%    13.98% to 15.41%

Waddell & Reed Core Equity
   2005                                14,310,373   0.85 to 1.27    14,988,107            0.36%  0.15% to 2.35%      6.17% to 8.84%
   2004                                13,227,660   0.79 to 1.18    12,366,101            0.65%  0.15% to 2.35%      6.70% to 9.40%
   2003                                13,738,232   0.73 to 1.09    11,553,656            0.71%  0.15% to 1.70%     3.31% to 21.15%
   2002                                16,313,415   0.61 to 0.79    11,773,521            0.00%  0.15% to 1.40%  -29.14% to -28.25%
   2001                                17,049,674   0.87 to 1.10    17,416,946            0.24%  0.15% to 1.40%    -9.03% to -7.88%

Waddell & Reed Asset Strategy
   2005                                19,144,029   1.38 to 1.45    27,458,131            1.52%  1.20% to 2.40%    21.03% to 22.80%
   2004                                 4,443,666   1.14 to 1.18     5,177,416            2.85%  1.20% to 2.40%    10.34% to 14.63%
   2003 (b)                               439,489   1.05 to 1.06       464,746    .00% to 3.71%  1.20% to 1.95%      1.41% to 6.01%

Waddell & Reed International Growth
   2005                                 7,476,234   1.26 to 1.46    10,108,539            3.02%  1.20% to 2.65%    13.44% to 15.09%
   2004                                 3,475,303   1.11 to 1.27     4,150,552            1.14%  1.20% to 2.65%    11.02% to 12.64%
   2003 (b)                               841,932   1.07 to 1.13       949,442            2.04%  1.20% to 2.65%    -1.69% to 13.69%

Waddell & Reed Science & Technology
   2005                                11,385,674   1.32 to 1.46    15,714,685            0.00%  1.20% to 2.35%    14.19% to 15.85%
   2004                                 4,863,259   1.15 to 1.26     5,848,726            0.00%  1.20% to 2.35%    13.21% to 16.26%
   2003 (b)                               369,779           1.10       406,684            0.00%  1.20% to 1.85%     2.19% to 11.50%

                            VARIABLE ANNUITY ACCOUNT

                                                   At December 31                         For the years ended December 31
                                      ----------------------------------------   -------------------------------------------------
                                                      Unit Fair                                  Expense Ratio      Total Return
                                         Units      Value lowest                   Investment      lowest to         lowest to
                                      Outstanding    to highest     Net Assets   Income Ratio*     highest**         highest***
                                      -----------   ------------   -----------   -------------   -------------   -----------------
Waddell & Reed Bond
   2005                                 7,049,914   1.01 to 1.03     7,278,080        7.21%      1.25% to 2.35%     -0.74% to 0.36%
   2004 (c)                             2,028,373   1.02 to 1.03     2,086,600       17.28%      1.25% to 2.35%      2.12% to 2.86%

Waddell & Reed Dividend Income
   2005                                 4,462,148   1.19 to 1.22     5,422,956        1.50%      1.25% to 2.35%    10.41% to 11.63%
   2004 (c)                             1,747,164   1.08 to 1.09     1,902,163        2.00%      1.25% to 2.35%      8.08% to 8.86%

Waddell & Reed High Income
   2005                                10,011,438   1.07 to 1.09    10,882,992       10.51%      1.25% to 2.35%      0.17% to 1.27%
   2004 (c)                             3,775,548   1.07 to 1.07     4,052,569       22.73%      1.25% to 2.35%      6.55% to 7.33%

Waddell & Reed Limited-Term Bond
   2005                                 2,302,898   0.99 to 1.01     2,330,119        5.12%      1.25% to 2.35%     -0.67% to 0.42%
   2004 (c)                               723,396   1.00 to 1.01       728,864        9.18%      1.25% to 2.35%       .02% to 0.75%

Waddell & Reed Money Market
   2005                                 1,255,883   1.00 to 1.01     1,267,807        2.46%      1.25% to 2.35%      0.13% to 1.23%
   2004 (c)                             1,211,226   0.99 to 1.00     1,207,920        0.79%      1.25% to 2.35%    -1.00% to -0.27%

Waddell & Reed Mortgage Securities
   2005                                15,654,716   1.03 to 1.05    16,432,550        3.53%      1.25% to 2.35%     -0.37% to 0.73%
   2004 (d)                            16,466,798   1.04 to 1.04    17,159,418        2.11%      1.25% to 2.35%      3.51% to 4.19%

Waddell & Reed Real Estate
   Securities
   2005                                 4,922,247   1.42 to 1.44     7,096,518        0.96%      1.25% to 2.35%      8.26% to 9.46%
   2004 (d)                             7,248,663   1.31 to 1.32     9,546,752        0.77%      1.25% to 2.35%    30.82% to 31.68%

Waddell & Reed Global Natural
   Resources
   2005 (e)                             6,075,228   1.24 to 1.25     7,594,590        0.00%      1.20% to 2.35%    23.82% to 25.03%

Waddell & Reed Mid Cap Growth
   2005 (e)                             3,647,055   1.19 to 1.20     4,387,548        0.00%      1.20% to 2.35%    19.16% to 20.33%

* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges and administrative charges, that result in direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividend by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

** This ratio represents the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(a)  Period from May 1, 2002 (commencement of operations) to December 31, 2002.

(b) Period from September 22, 2003 (commencement of operations) to December 31, 2003.

(c)  Period from May 3, 2004 (commencement of operations) to December 31, 2004.

(d)  Period from May 27, 2004 (commencement of operations) to December 31, 2004.

(e)  Period from May 2, 2005 (commencement of operations) to December 31, 2005.

[KPMG LOGO]

                              KPMG LLP
                              4200 Wells Fargo Center
                              90 South Seventh Street
                              Minneapolis, MN 55402

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Minnesota Life Insurance Company and subsidiaries (collectively, the Company) as of December 31, 2005 and 2004, and the related consolidated statements of operations, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in note 2 to the consolidated financial statements, effective January 1, 2004, the Company adopted Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purposes of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

                                /s/ KPMG LLP

March 13, 2006

KPMG LLP, a U.S. limited liability partnership, is the U.S.
member firm of KPMG International, a Swiss cooperative

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004
                                 (In thousands)

                                                                                         2005           2004
                                                                                     ------------   ------------
ASSETS

    Fixed maturity securities:
      Available-for-sale, at fair value (amortized cost $5,095,516 and $5,213,338)   $  5,190,234   $  5,472,948
    Equity securities, at fair value (cost $577,658 and $606,225)                         683,290        747,277
    Mortgage loans, net                                                                 1,020,427        810,508
    Real estate, net                                                                        2,261          1,771
    Finance receivables, net                                                              146,408        140,425
    Policy loans                                                                          279,699        270,186
    Private equity investments (cost $244,458 and $228,338)                               268,535        226,631
    Fixed maturity securities on loan, at fair value
      (amortized cost $1,275,628 and $1,128,126)                                        1,278,941      1,152,143
    Equity securities on loan, at fair value (cost $89,165 and $63,396)                   119,087         84,121
    Other invested assets                                                                  23,574         23,306
                                                                                     ------------   ------------
      Total investments                                                                 9,012,456      8,929,316

    Cash and cash equivalents                                                             284,283        196,508
    Securities held as collateral                                                       1,439,254      1,276,761
    Deferred policy acquisition costs                                                     823,757        721,055
    Accrued investment income                                                              81,129         85,553
    Premiums and fees receivable                                                          143,573        137,578
    Property and equipment, net                                                            76,921         80,033
    Reinsurance recoverables                                                              744,458        727,129
    Goodwill and intangible assets, net                                                    21,052         23,089
    Other assets                                                                           62,362         36,653
    Separate account assets                                                            10,600,016      9,563,176
                                                                                     ------------   ------------
         Total assets                                                                $ 23,289,261   $ 21,776,851
                                                                                     ============   ============

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:

    Policy and contract account balances                                             $  5,006,386   $  4,853,594
    Future policy and contract benefits                                                 2,073,915      2,063,061
    Pending policy and contract claims                                                    205,557        169,699
    Other policyholder funds                                                              636,372        606,362
    Policyholder dividends payable                                                         43,438         48,301
    Unearned premiums and fees                                                            227,684        212,057
    Income tax liability:
       Current                                                                             16,662         24,457
       Deferred                                                                           174,136        198,484
    Other liabilities                                                                     422,723        428,111
    Notes payable                                                                         125,000        125,000
    Securities lending collateral                                                       1,439,254      1,276,761
    Separate account liabilities                                                       10,600,016      9,563,176
                                                                                     ------------   ------------
      Total liabilities                                                                20,971,143     19,569,063
                                                                                     ------------   ------------

Stockholder's equity:
    Common stock, $1 par value, 5,000,000 shares authorized,
      issued and outstanding                                                                5,000          5,000
    Additional paid in capital                                                             81,632         61,164
    Accumulated other comprehensive income                                                140,106        223,021
    Retained earnings                                                                   2,091,380      1,918,603
                                                                                     ------------   ------------
      Total stockholder's equity                                                        2,318,118      2,207,788
                                                                                     ------------   ------------
         Total liabilities and stockholder's equity                                  $ 23,289,261   $ 21,776,851
                                                                                     ============   ============

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (In thousands)

                                                          2005           2004           2003
                                                      ------------   ------------   ------------
Revenues:

  Premiums                                            $  1,183,836   $  1,078,586   $  1,005,277
  Policy and contract fees                                 399,676        382,048        351,669
  Net investment income                                    487,013        459,612        465,858
  Net realized investment gains (losses)                    64,955         73,862        (48,641)
  Finance charge income                                     40,130         37,694         34,148
  Commission income                                         62,110         40,589              -
  Other income                                              30,820         21,273         18,820
                                                      ------------   ------------   ------------
    Total revenues                                       2,268,540      2,093,664      1,827,131
                                                      ------------   ------------   ------------

Benefits and expenses:

  Policyholder benefits                                  1,142,724      1,027,760        975,604
  Interest credited to policies and contracts              274,511        280,618        287,018
  General operating expenses                               409,664        389,924        341,552
  Commissions                                              144,787        143,633        108,293
  Administrative and sponsorship fees                       60,193         63,057         68,773
  Dividends to policyholders                                 9,010         15,331         17,817
  Interest on notes payable                                 10,290         10,391         11,258
  Amortization of deferred policy acquisition costs        162,510        169,888        166,138
  Capitalization of policy acquisition costs              (218,071)      (206,061)      (208,620)
                                                      ------------   ------------   ------------
    Total benefits and expenses                          1,995,618      1,894,541      1,767,833
                                                      ------------   ------------   ------------
      Income from operations before taxes                  272,922        199,123         59,298

  Income tax expense (benefit):
    Current                                                 67,572         17,445         19,121
    Deferred                                                20,073         42,821         (4,268)
                                                      ------------   ------------   ------------
      Total income tax expense                              87,645         60,266         14,853
                                                      ------------   ------------   ------------
        Net income                                    $    185,277   $    138,857   $     44,445
                                                      ============   ============   ============

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (In thousands)

                                                                                   ACCUMULATED
                                                                    ADDITIONAL        OTHER                           TOTAL
                                                     COMMON          PAID IN      COMPREHENSIVE     RETAINED      STOCKHOLDER'S
                                                      STOCK          CAPITAL         INCOME         EARNINGS         EQUITY
                                                  -------------   -------------   -------------   -------------   -------------
2003:
  Balance, beginning of year                      $       5,000   $       3,000   $      58,391   $   1,786,873   $   1,853,264

    Comprehensive income:
      Net income                                              -               -               -          44,445          44,445
      Other comprehensive income                              -               -         155,276               -         155,276
                                                                                                                  -------------
        Total comprehensive income                                                                                      199,721

    Dividends to stockholder                                  -               -               -         (36,033)        (36,033)
                                                  -------------   -------------   -------------   -------------   -------------
  Balance, end of year                            $       5,000   $       3,000   $     213,667   $   1,795,285   $   2,016,952
                                                  =============   =============   =============   =============   =============

2004:
  Balance, beginning of year                      $       5,000   $       3,000   $     213,667   $   1,795,285   $   2,016,952

    Comprehensive income:
      Net income                                              -               -               -         138,857         138,857
      Other comprehensive income                              -               -           9,354               -           9,354
                                                                                                                  -------------
        Total comprehensive income                                                                                      148,211

    Dividends to stockholder                                  -               -               -         (15,539)        (15,539)
    Contributions to additional paid in capital               -          58,164               -               -          58,164
                                                  -------------   -------------   -------------   -------------   -------------
  Balance, end of year                            $       5,000   $      61,164   $     223,021   $   1,918,603   $   2,207,788
                                                  =============   =============   =============   =============   =============

2005:
  Balance, beginning of year                      $       5,000   $      61,164   $     223,021   $   1,918,603   $   2,207,788

    Comprehensive income:
      Net income                                              -               -               -         185,277         185,277
      Other comprehensive income                              -               -         (82,915)              -         (82,915)
                                                                                                                  -------------
        Total comprehensive income                                                                                      102,362

    Dividends to stockholder                                  -               -               -         (12,500)        (12,500)
    Contributions to additional paid in capital               -          20,468               -               -          20,468
                                                  -------------   -------------   -------------   -------------   -------------
  Balance, end of year                            $       5,000   $      81,632   $     140,106   $   2,091,380   $   2,318,118
                                                  =============   =============   =============   =============   =============

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (In thousands)

                                                               2005           2004           2003
                                                           ------------   ------------   ------------
CASH FLOWS FROM OPERATING ACTIVITIES

Net income                                                 $    185,277   $    138,857   $     44,445
Adjustments to reconcile net income to net cash
  provided by operating activities:
    Interest credited to annuity and insurance contracts        245,990        248,103        249,128
    Fees deducted from policy and contract balances            (362,149)      (352,028)      (327,631)
    Change in future policy benefits                             31,532         40,541         29,425
    Change in other policyholder liabilities, net                38,420          9,006         35,834
    Amortization of deferred policy acquisition costs           162,510        169,888        166,138
    Capitalization of policy acquisition costs                 (218,071)      (206,061)      (208,620)
    Change in premiums and fees receivable                       (5,995)           375        (12,530)
    Deferred tax provision                                       20,073         42,821         (4,268)
    Change in income tax liabilities - current                   (7,795)        (7,972)        16,009
    Net realized investment losses (gains)                      (64,955)       (73,862)        48,641
    Change in reinsurance recoverables                          (17,308)       (50,027)       (30,147)
    Other, net                                                   51,442         90,532        137,729
                                                           ------------   ------------   ------------
      Net cash provided by operating activities                  58,971         50,173        144,153
                                                           ------------   ------------   ------------

CASH FLOWS FROM INVESTING ACTIVITIES

Proceeds from sales of:
  Fixed maturity securities, available-for-sale               1,215,098      1,538,904      1,658,859
  Equity securities                                             453,427        537,399        429,470
  Mortgage loans                                                  5,134          3,239              -
  Real estate                                                       960          1,276         11,255
  Private equity investments                                     56,320         63,623         23,703
  Other invested assets                                          10,875         23,619          1,729
Proceeds from maturities and repayments of:
  Fixed maturity securities, available-for-sale               2,269,649      1,262,636      1,170,516
  Mortgage loans                                                126,754         79,356         81,056
Purchases and originations of:
  Fixed maturity securities, available-for-sale              (3,541,554)    (3,077,269)    (3,281,851)
  Equity securities                                            (378,814)      (477,434)      (462,070)
  Mortgage loans                                               (341,115)      (119,806)       (86,931)
  Real estate                                                    (1,451)        (1,324)          (737)
  Private equity investments                                    (61,273)       (51,265)       (31,519)
  Other invested assets                                         (10,815)       (21,779)        (4,319)
Finance receivable originations or purchases                   (116,758)      (109,989)       (91,674)
Finance receivable principal payments                           102,356         89,283         77,154
Securities in transit                                            (4,271)      (109,734)        95,821
Other, net                                                      (31,452)       (23,196)       (22,760)
                                                           ------------   ------------   ------------
      Net cash used for investing activities                   (246,930)      (392,461)      (432,298)
                                                           ------------   ------------   ------------

CASH FLOWS FROM FINANCING ACTIVITIES

Deposits credited to annuity and insurance contracts          1,898,405      1,814,146      1,626,707
Withdrawals from annuity and insurance contracts             (1,625,017)    (1,546,611)    (1,263,337)
Payments on debt                                                      -              -        (12,000)
Contributed capital                                               6,900         55,000              -
Dividends paid to stockholder                                   (12,500)             -        (22,000)
Other, net                                                        7,946         (6,268)         3,302
                                                           ------------   ------------   ------------
      Net cash provided by financing activities                 275,734        316,267        332,672
                                                           ------------   ------------   ------------
Net (decrease) increase in cash and cash equivalents             87,775        (26,021)        44,527
Cash and cash equivalents, beginning of year                    196,508        222,529        178,002
                                                           ------------   ------------   ------------
Cash and cash equivalents, end of year                     $    284,283   $    196,508   $    222,529
                                                           ============   ============   ============

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2005, 2004 AND 2003

(1)  NATURE OF OPERATIONS

     ORGANIZATION AND DESCRIPTION OF BUSINESS

     The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc.) and its wholly-owned subsidiaries, Personal Finance Company LLC, Enterprise Holding Corporation, Northstar Life Insurance Company, Securian Life Insurance Company, and Allied Solutions, LLC. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

     The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. The Company has divided its businesses into four strategic business units, which focus on various markets: Individual Financial Security, Financial Services, Group Insurance, and Retirement Savings. Revenues, including net realized investment gains and losses, for these strategic business units and revenues reported by the Company's subsidiaries and corporate product line, for the years ended December 31 were as follows:

     IN THOUSANDS                                              2005           2004           2003
     ---------------------------------------------------   ------------   ------------   ------------
     Individual Financial Security                         $    444,513   $    452,807   $    449,394
     Financial Services                                         294,034        270,687        258,798
     Group Insurance                                          1,011,920        888,030        805,084
     Retirement Savings                                         339,253        343,311        327,828
     Subsidiaries and corporate product line                    178,820        138,829        (13,973)
                                                           ------------   ------------   ------------
        Total                                              $  2,268,540   $  2,093,664   $  1,827,131
                                                           ============   ============   ============

     The Company serves nearly eight million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

     Effective December 30, 2005, ownership of Securian Life Insurance Company was transferred to the Company from Securian Financial Group, Inc, in the form of a capital contribution. See note 19 for additional description of this transaction.

     During 2004, the Company's majority-owned subsidiary, MIMLIC Life Insurance Company, was dissolved.

     On June 1, 2004, the Company purchased Allied Solutions, LLC and Subsidiary (Allied). See note 15 for additional description of this transaction.

     Effective July 1, 2003, Personal Finance Company converted from a C corporation into a limited liability company and its name was changed to Personal Finance Company LLC.

     On April 1, 2003, ownership of Securian Life Insurance Company was transferred from the Company to Securian Financial Group, Inc., in the form of a dividend.

     On January 2, 2003, ownership of Securian Casualty Company was transferred from the Company to Securian Financial Group, Inc., in the form of a dividend.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. Prior to 2005, Allied's results were reported on a one month lag. Beginning in 2005, this lag in reporting has been eliminated. Neither the effect of the month lag in 2004, nor eliminating it in 2005 has had a material affect on the consolidated results of operations or financial position of the Company. All material intercompany transactions and balances have been eliminated.

     The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, impairment losses on investments, valuation allowances for mortgage loans on real estate, federal income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

     INSURANCE REVENUES AND EXPENSES

     Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

     Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to estimated gross profits or margins.

     Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that are not yet paid are included in premiums and fees receivable on the consolidated balance sheets.

     Certain nontraditional life products, specifically individual adjustable and variable life insurance policies, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

     COMMISSION REVENUE

     Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Refunds of commissions for cancelled policies are issued based on the unearned portion of the premium payments.

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

     Fixed maturity securities, which may be sold prior to maturity and include fixed maturities on loan, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities, including all interest-only strips and asset-backed securities not of high credit quality, estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective yield method.

     The Company uses book value as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained from broker dealer survey values or internal estimates.

     Marketable equity securities are classified as available-for-sale and are carried at fair value. Mutual funds and exchange traded fund (ETF) investments in select asset classes that are sub-advised are carried at the fair value of the underlying net assets of the funds.

     Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The adjustment to reserves represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains had been realized and the proceeds reinvested at then current market interest rates, which were lower than the current effective portfolio rate.

     Mortgage loans are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. Impairments are determined by specific identification. A mortgage loan is considered impaired if it is probable that amounts due for principal and interest will not be collected in accordance with the contractual terms. Impaired mortgage loans are valued at the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the underlying collateral, if the loan is collateral dependent.

     Private equity investments in limited partnerships are carried on the consolidated balance sheets at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, adjusted for any distributions received. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Any adjustments recorded directly to stockholders' equity of the investee are recorded, based on the Company's ownership share, as an adjustment to the amount invested and as unrealized gains or losses. The valuation of private equity investments is recorded based on the partnership financial statements from the previous quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity.

     Fair values of fixed maturity securities are based on quoted market prices where available. Fair values of marketable equity securities and embedded derivatives are based on quoted market prices. Fair values of private equity investments are obtained from the financial statement valuations of the underlying fund or independent broker bids. For fixed maturity securities not based on quoted market prices, generally private placement securities and securities that do not trade regularly, an internally developed pricing model using a commercial software application is most often used. The internally developed pricing model is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. For securities for which quoted market prices are not available and the internally developed pricing model is not suitable for estimating fair values, qualified company representatives determine the fair value using discounted cash flows and pricing information obtained the administrator from whom cash flows are distributed for these certain structured securities. As of December 31, 2005, 80.7% of the fair values of fixed maturity securities were obtained from quoted market prices, 18.8% from the internal methods described above and .5% from other sources, primarily broker bids.

     Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses.

     The Company's derivative instrument holdings are carried at fair value and reported in other invested assets on the consolidated balance sheets. Derivative instrument fair values are based on quoted market prices or dealer quotes. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

     The Company recognizes interest income as earned and recognizes dividend income on equity securities upon the declaration of the dividend.

     For mortgage-backed securities of high credit quality, excluding interest only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from an outside service provider or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

     For interest only securities and mortgage-backed securities not of high credit quality, the Company recognizes the excess of all cash flows attributable to the security estimated at the acquisition date over the initial investment using the effective yield method with adjustments made as a result of subsequent cash flow information recorded prospectively. If the fair value of the security has declined below its carrying amount, the Company will write the security down to fair value if the decline is deemed other-than-temporary.

     Policy loans are carried at the unpaid principal balance.

     Cash and cash equivalents are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

     A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable, is recorded in other liabilities on the consolidated balance sheets, and is discussed in detail in note 12. The use of the restricted funds is limited to the satisfaction of the unremitted premiums payable owed to the underwriter.

     The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $15,109,000 and $13,008,000 at December 31, 2005 and 2004, respectively.

     Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding unpaid principal balances reduced by any charge-offs. The interest rates on the receivables outstanding at December 31, 2005 and 2004 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2005 and 2004 approximate the fair value at that date.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company currently enters into derivative transactions that do not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, they provide the Company with an economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. In general, these derivative instruments are used in the Company's efforts to manage risks relating to the variability of future earnings and cash flows caused by movements in foreign currency exchange rates and changes in the capital market and interest rates. For economic hedges, the Company documents all its risk-management objective and strategy for entering into various hedge transactions. Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and hedged items recorded in net realized investment gains (losses) in the consolidated statements of operations. Interest income generated by derivative instruments is reported in net investment income in the consolidated statements of operations. Derivative instruments had an immaterial impact on the Company's 2005, 2004 and 2003 consolidated statements of operations.

     The Company offers a variable payout annuity product with periodic payments that are guaranteed to never fall below an amount that is established at contract inception. This amount is referred to as the guaranteed minimum payment. All deposits, net of expenses, are allocated to a single investment option based upon the S&P 500 index and the periodic payment is adjusted at the beginning of each period based upon investment performance. In the event that the new payment amount falls below the guaranteed minimum payment, the Company will make up the difference. This guarantee exposes the Company to equity market risk, which represents an embedded derivative. The Company is using an economic hedge in its efforts to minimize the financial risk associated with the product's guaranteed payment. The Company holds both interest rate swaps and futures contracts which are used to economically hedge the change in fair value of periodic guaranteed minimum payments owed to policyholders.

     The Company also enters into certain foreign currency derivative instruments that do not meet hedge accounting criteria. The primary purpose of the Company's foreign currency economic hedging activities is to manage the foreign exchange risk inherent in the elapsed time between trade processing and trade settlement in its international equity portfolios. The Company uses short-duration spot contracts in its efforts to minimize this risk.

     The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. Most of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as other invested assets with the changes in fair value reported in net realized gains and losses. The Company reclassified certain mortgage dollar roll securities from fixed maturity and equity securities classified as available-for-sale as of December 31, 2005 and 2004, in the amount of $7,419,000 and $2,926,000, respectively, to other invested assets. For the years ended December 31, 2005, 2004 and 2003, the change in fair value of these securities included in realized capital gains (losses) was $45,000, $1,013,000 and ($1,007,000), respectively.

     REALIZED AND UNREALIZED GAINS AND LOSSES

     Realized and unrealized gains and losses are determined on the specific identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of the investments.

     Under the Company's accounting policy for debt and equity securities that can be contractually prepaid or otherwise settled in a way that may limit the Company's ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment for a reasonable period of time. For debt securities, the Company estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate, considering both timing and amount, then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.

     For other debt and equity securities, an other-than-temporary charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the debt security or the remaining cost basis of the equity security. Many criteria are considered during this process including but not limited to, the current fair value as compared to the amortized cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or dispose of the security, and current economic conditions.

     Available-for-sale equity securities which have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information, including the prospect of near term recovery of the market value, and the manager's intent and ability to hold the stock. Mutual funds and ETF investments are reviewed by analyzing the characteristics of the underlying investments and the long-term outlook for the asset class along with the intent to hold the investment. All other available-for-sale equity securities with significant unrealized losses are also reviewed on the same basis for impairment. Private equity securities which have been in an unrealized loss position of greater than 20% for longer than two years are analyzed on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. All other material unrealized losses are reviewed for any unusual event that may trigger an other-than-temporary charge.

     Other-than-temporary impairments are recorded to reduce the cost of the investment to fair value. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

     The Company provides valuation allowances for impairments of mortgage loans on a specific identification basis. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Changes in the valuation allowance are recorded in net realized gains and losses on the consolidated statements of operations. No valuation allowances for mortgage loans were necessary as of December 31, 2005 and 2004.

     Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present, using undiscounted cash flows if available or independent market appraisals.

     Total other-than-temporary write-downs for fixed maturity securities for the years ended December 31, 2005, 2004 and 2003 respectively were $6,683,000, $6,684,000 and $34,632,000, respectively.

     Total other-than-temporary write-downs for marketable equity securities for the years ended December 31, 2005, 2004 and 2003 were $1,212,000, $1,728,000 and $13,157,000 respectively. An additional $23,427,000 of other-than-temporary write-downs for marketable equity securities were recorded on securities that were subsequently sold during 2003.

     Total other-than-temporary write-downs for private equity investments for the years ended December 31, 2005, 2004 and 2003 were $9,088,000, $13,863,000 and $57,480,000, respectively.

     SECURITIES LENDING

     The Company engages in securities lending whereby certain investments are loaned to other financial institutions for short periods of time. When these loan transactions occur, the lending broker provides cash collateral equivalent to 102% to 105% of the fair value of the loaned securities. This collateral is deposited with a lending agent who invests the collateral on behalf of the Company.

     The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded in the consolidated balance sheets as securities held as collateral and securities lending collateral, respectively.

     The income from these investments is recorded in net investment income and was $1,232,000, $1,762,000, and $2,378,000 for the years ended December 31,
     2005, 2004, and 2003, respectively. Securities, consisting of equity securities and fixed maturity securities, were loaned to other financial institutions. Amounts loaned as of December 31, 2005 and 2004 were $1,398,028,000 and $1,236,264,000, respectively. As of December 31, 2005 and 2004, the collateral associated with securities lending was $1,439,254,000 and $1,276,761,000, respectively.

     SEPARATE ACCOUNTS

     Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These assets and liabilities are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the fair value of the investments held in the segregated funds. The investment income and gains and losses of these accounts accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected in the consolidated statements of operations except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

     The Company periodically invests money in its separate accounts. At December 31, 2005 and 2004, the fair value of these investments included with equity securities as required by Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (SOP 03-1), was $40,431,000 and $49,445,000, respectively.

     RISKS

     The following is a description of the most significant risks facing the
     Company:

     CREDIT RISK:

     Credit risk is the risk that issuers of securities, mortgagees on mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company attempts to minimize the adverse impact of this risk by monitoring portfolio diversification by asset class, creditor and industry and by complying with investment limitations governed by state insurance laws and regulations as applicable. The Company actively monitors and manages exposures, determines whether securities are impaired or loans are deemed uncollectible, and takes charges in the period such assessments are made. Following below is discussion regarding particular asset class concentration of credit risk:

     CONCENTRATION OF CREDIT RISK:

          CASH AND CASH EQUIVALENTS:

          Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents with high quality financial institutions and limits the amount of credit exposure with any one institution.

          FINANCIAL INSTRUMENTS:

          Concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets are limited because of the diverse geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

          Equity security diversification is obtained through the use of style diversification and through limiting exposure to a single issuer. Private equity investment diversification is achieved by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of private equity instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

          DERIVATIVES:

          The Company executes derivative transactions with ongoing counterparty exposure exclusively with highly rated counterparties. Should the rating of a derivative counterparty drop, the Company may require the counterparty to post collateral. The aggregate counterparty exposure for a single non-qualified counterparty is limited to 1% of admitted assets. The aggregate counterparty exposure to all non-qualified counterparties is limited to 3% of admitted assets. Admitted assets in this context are defined as the Company's admitted assets as defined by Statutory Accounting guidance authored by the National Association of Insurance Commissioners (NAIC).

          To date the Company has not required receipt of collateral from its interest rate swap counterparties. The Company does not anticipate nonperformance by any of its derivative instrument counterparties. The Company is required to pledge collateral in order to trade in futures contracts. This requirement is satisfied by deposit of a U.S. Treasury security. The Company maintains ownership of pledged securities at all times and is entitled to receive from the borrower any payments for interest on such securities during the period it is pledged as collateral.

          The Company attempts to minimize the adverse impact of any exposure to potential loss in the event of credit default by the Company's futures contracts by the fact that the futures contracts are exchange traded instruments and if the broker could not perform its intermediary obligations concerning the Company's futures contracts, these contracts could be transferred to a new broker with little or no financial impact to the Company.

          SECURITIES LENDING:

          The Company participates in a securities lending program where it receives collateral assets in exchange for loaned securities. As collateral assets, the Company receives shares in an Enhanced Yield Trust, certain Lehman Brothers investments and various other assets. The Company has a concentrated credit risk in that its collateral investment in the Enhanced Yield Trust was $801,191,000 and $566,310,000 as of December 31, 2005 and 2004, respectively. Additionally, concentrated credit risk exists with the collateral investment in Lehman Brothers, which totaled $132,666,000 and $90,556,000 as of December 31, 2005 and 2004, respectively.

          Although the Company's securities lending program involves certain credit risk and specific concentrated credit risk, the Company believes the high quality of the collateral received and the Company's monitoring policies and procedures minimizes the likelihood of material losses under these arrangements.

     INTEREST RATE RISK:

     Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities. The Company attempts to minimize the adverse impact of this risk by maintaining a diversified portfolio of investments and monitoring cash flow patterns in order to approximately match the expected maturity of its liabilities, by employing disciplined new product development procedures and by offering a wide range of products and by operating throughout the United States.

     FOREIGN CURRENCY RISK:

     Foreign currency risk is the risk that the price of foreign contracts may change significantly prior to the completion of investment transactions. The Company utilizes short-duration spot forward contracts in its efforts to minimize the adverse impact of foreign currency exchange rate risk inherent in the elapsed time between trade processing and trade settlement in its international equity portfolios.

     LEGAL/REGULATORY RISK:

     Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or additional unanticipated expenses in the pricing of a company's products. The Company attempts to minimize the adverse impact of this risk by offering a wide range of products and by operating throughout the United States. The Company specifically monitors its risk toward any one particular product or particular jurisdictions. The Company employs compliance practices that identify and minimize the adverse impact of this risk.

     RATINGS RISK:

     Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company, where such change or changes in the Company's underlying business or a combination of both could negatively impact the Company. The Company employs a strategic planning process, disciplined new product procedures, monitors its risk based capital and other capital ratios for adequacy and maintains regular communications with the rating agencies in its efforts to minimize the adverse impact of this risk.

     EQUITY MARKET RISK:

     Equity market risk is the risk that significant adverse fluctuations in the equity market can affect the Company's financial results. Risks may include but are not limited to changes in the amount of fee revenue a company may be able to realize from its separate account assets, impacting estimations of future profit streams from variable products or increasing potential claims under certain contracts with guaranteed minimum benefit features and as discussed in credit risk above investing in equity securities as a part of the insurance company investment portfolio.

     As of December 31, 2005, approximately 75% of separate account assets were invested in equity investments across the Company's variable product offerings. The Company attempts to minimize the adverse impact of this risk with its product offerings in traditional products, which do not expose fee revenue to equity market risk and by collecting fee revenue on a transactional or annual basis rather than an asset-based basis.

     The Company held a limited number of derivative instruments in its efforts to minimize the adverse impact of equity market risks embedded within certain annuity products.

     As discussed above, the Company monitors its overall exposure to the equity market and maintains a diversified investment portfolio limiting its exposure to any single issuer.

     REINSURANCE RISK:

     Reinsurance risk is the risk that reinsurance companies where a company has ceded a portion of its underwriting risk may default on their obligation. The Company has entered into certain reinsurance contracts to cede a portion of its life and health business. These contracts are generally immaterial to the Company's results of operations. The Company established a trust agreement when assets connected to the sale of its Individual Disability line of business were sold. The assets in the trust are actively monitored for potential credit risk and are replaced as necessary. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

     FINANCE CHARGE INCOME AND RECEIVABLES

     Finance charge income, arising from the Company's consumer finance operations, includes earned finance charges, interest, and fees on finance receivables. Accrued and uncollected finance charges, interest, and fees are included in finance receivables in the consolidated balance sheets. The Company uses the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges and interest on smaller balance, homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. Late charges are accrued only if two or fewer late charges are due and unpaid. Accrual of finance charges and interest is suspended on other receivables at the earlier of when they are contractually past due for more than 60 days or they are considered by management to be impaired.

     A loan is treated as impaired when based upon current information and events it is probable that the Company will be unable to collect all amounts due according to all of the contractual terms of the loan agreement. Impaired loans are generally larger real estate secured loans that are both 60 days past due with collateral that is deemed inadequate. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. Large groups of homogenous installment receivables are collectively evaluated for impairment. When a loan is identified as impaired, interest accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

     An allowance for losses is maintained by direct charges to operations at an amount which in management's judgment, based on a specific review of larger individual loans, the overall risk characteristics of the portfolio, changes in the character or size of the portfolio, the level of non-performing assets, historical losses and economic conditions, is adequate to absorb probable losses on existing receivables. It is the Company's general policy to charge-off accounts (net of unearned finance charges) when they are deemed uncollectible and in any event on which no collections were received during the preceding six months, except for certain accounts which have been individually reviewed by management and are deemed to warrant further collection effort.

     The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, appraisals of collateral, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, appraisals, evaluations and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or properties. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

     DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs. Deferred policy acquisition costs (DAC) are subject to loss recognition testing at least annually.

     For traditional life, accident and health and group life products, DAC are amortized with interest over the premium paying period based upon ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

     For nontraditional life products and deferred annuities, DAC are amortized with interest over the expected lives of the contracts in relation to the present value of estimated gross profits from investment, mortality and expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account performance, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience. For future separate account performance, the Company utilizes a mean reversion process. The Company's future long-term yield assumption is 8% at December 31, 2005. Factors regarding economic outlook as reviewed by a third party and internal investment experts, and management's current view of the capital markets were considered in developing management's best estimate of the long-term assumption. The Company's policy regarding the reversion to the mean process assumes a five-year reversion period during which a modified yield assumption is projected for the next five years after the valuation date. This modified yield assumption is calculated such that, when combined with the actual yields from January 1, 2001 through the valuation date, the total yield from January 1, 2001 through the end of the five-year reversion period is equal to that produced using the historical long-term assumptions. This modified yield assumption is not permitted to be negative or in excess of 15%, per annum, during the five-year reversion period.

     Changes in actuarial assumptions can have a significant impact on the amount of DAC reported for nontraditional life and deferred annuities, and the related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised to reflect management's best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant.

     Any resulting impact to financial results from a change in actuarial assumption is included in amortization of deferred policy acquisition costs in the consolidated statements of operations. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as disclosed in note 18. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized.

     SALES INDUCEMENTS

     The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company's sales inducement credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit. Changes in deferred sales inducements for the period ended December 31 were as follows:

     IN THOUSANDS                                 2005        2004
     ----------------------------------------   --------    --------
     Balance at beginning of year               $    250     $     -
     Capitalization                                  938         261
     Amortization                                    (24)        (11)
                                                --------    --------
     Balance at end of year                     $  1,164    $    250
                                                ========    ========

     GOODWILL AND OTHER INTANGIBLE ASSETS

     In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, and is tested for impairment, at the reporting unit level, at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to:
     (1) a significant adverse change in legal factors or in business climate,
     (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. The fair value of the reporting unit is estimated using a combination of the income, or discounted cash flows, approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

     The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the market value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. Intangible assets with a finite useful life are amortized over their useful lives on a straight-line basis.

     SOFTWARE CAPITALIZATION

     Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized cost of $28,082,000 and $27,448,000 as of December 31, 2005 and 2004, respectively, and amortized software expense of $10,192,000, $8,373,000 and $7,854,000 for the years ended December 31, 2005, 2004 and 2003, respectively.

     PROPERTY AND EQUIPMENT

     Property and equipment are carried at cost, net of accumulated depreciation of $190,728,000 and $179,759,000 at December 31, 2005 and 2004,
     respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2005, 2004, and 2003, was $12,047,000,
     $12,410,000, and $11,839,000, respectively.

     REINSURANCE

     Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

     POLICYHOLDER LIABILITIES

     Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

     Future policy and contract benefits are comprised of reserves for traditional life, group life and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. Certain traditional life products are accounted for under AICPA Statement of Position 95-1, ACCOUNTING FOR CERTAIN INSURANCE ACTIVITIES OF MUTUAL LIFE INSURANCE ENTITIES. When estimating the expected gross margins for traditional life products as of December 31, 2005, the Company has assumed an average rate of investment yields ranging from 5.42% to 5.56%.

     Future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on securities as disclosed in note 18. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a required discount rate if invested at then current market interest rates instead of the then current effective portfolio rate implicit in the policy reserves.

     Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

     PARTICIPATING BUSINESS

     Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2005 and 2004, the total participating business in force was $1,357,490,000 and $1,310,550,000, respectively. As a percentage of total life insurance in force, participating business in force represents .3% at December 31, 2005 and 2004.

     INCOME TAXES

     The Company files a consolidated life/non-life federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Allocation is based upon separate return calculations with an immediate credit for any currently used net losses and tax credits. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

     The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

     The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

     NEW PRONOUNCEMENTS

     In November 2005, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS 115-1 and 124-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS, which addresses the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. This staff position also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures regarding unrealized losses that have not been recognized as other-than-temporary impairments. The Company's other-than-temporary policy was not impacted by the adoption of this staff position as the Company's policy was already consistent with the resulting guidance.

     In September 2005, the American Institute of Certified Public Accountants Accounting Standards Executive Committee issued Statement of Position 05-1, (SOP 05-1), ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS. This statement provides guidance on accounting for DAC on internal replacements and investment contracts other than those specifically described by FASB Statement No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS. This statement is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company will adopt SOP 05-1 on January 1, 2007. The Company is currently evaluating the effect of this statement on its consolidated results of operations and its financial position.

     In May 2005, the FASB issued Statement No. 154, (FAS 154), ACCOUNTING CHANGES AND ERROR CORRECTIONS, A REPLACEMENT OF APB OPINION NO. 20 AND FASB STATEMENT NO. 3. This document establishes retrospective application for a change in accounting principle, if practicable, unless specifically addressed in transition guidance within an accounting pronouncement. The document also provides guidance for determining whether retroactive treatment is impracticable. In addition the document addresses reporting of a correction of an error and restating previously issued financial statements. FAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The Company expects no material impact to its consolidated results of operations or financial position due to the adoption of FAS 154.

     In December 2004, the FASB issued Statement No. 153, (FAS 153), EXCHANGE OF NONMONETARY ASSETS, AN AMENDMENT OF APB OPINION NO. 29 (APB 29), which eliminates the exception in APB 29 for nonmonetary exchanges of similar productive assets and replaces it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. This guidance is effective for nonmonetary asset exchanges occurring in fiscal periods beginning after June 15, 2005. The Company expects no material impact to its consolidated results of operations or financial position due to the adoption of FAS 153.

     The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) was signed into law on December 8, 2003. In accordance with FASB Staff Position (FSP) FAS 106-1, ACCOUNTING AND DISCLOSURE REQUIREMENTS RELATED TO THE MEDICARE PRESCRIPTION DRUG, IMPROVEMENT AND MODERNIZATION ACT OF 2003 (FSP FAS 106-1), issued in January 2004, the Company elected to defer accounting for the effects of the Act until the FASB issued guidance on how to account for the provisions of the Act. In May 2004, the FASB issued FSP FAS 106-2, ACCOUNTING AND DISCLOSURE REQUIREMENTS RELATED TO THE MEDICARE PRESCRIPTION DRUG, IMPROVEMENT AND MODERNIZATION ACT OF 2003 (FSP FAS 106-2), which superseded FSP FAS 106-1 and provided guidance on accounting and disclosures related to the Act.

     The Company has concluded that prescription drug benefits available under its postretirement plans to some or all participants for some or all future years are at least actuarially equivalent to Medicare Part D, and thus qualify for the subsidy under the Act. The Company has estimated the expected subsidy that will reduce the Company's share of the cost and has reflected that in its postretirement plan costs and obligations.

     The effect of the Act to the Company is a $7,750,000 reduction of the accumulated postretirement benefit obligation as of December 31, 2004 and a $1,151,000 reduction in the net periodic postretirement benefit cost for 2004.

     In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS (EITF 03-1), which was issued on October 23, 2003. The Company revised its method of calculating the impairment of securities based on this additional guidance. Other-than-temporary impairments reduce the value of the investment to fair value.

     On September 8, 2004, the FASB exposed for comment FSP EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, EFFECTIVE DATE OF PARAGRAPHS 10-20 OF EITF ISSUE NO. 03-1, which delayed the effectiveness of the related paragraphs in EITF 03-1, with the exception of certain disclosure requirements.

     In June 2004, the FASB issued FSP 97-1, SITUATIONS IN WHICH PARAGRAPHS 17(b) AND 20 OF FASB STATEMENT NO. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS (FAS 97), PERMIT OR REQUIRE ACCRUAL OF AN UNEARNED REVENUE LIABILITY (FSP FAS 97-1), to clarify the guidance related to unearned revenue reserves (URR). The primary purpose of FSP FAS 97-1 is to address the practice question of whether SOP 03-1 restricts the application of the URR guidance in FAS 97 to situations in which profits are expected to be followed by losses. Although SOP 03-1 requires URR in certain situations where profits are followed by losses, it does not restrict the calculation of URR to only those situations. The adoption of FSP FAS 97-1 in 2004 had no material impact to the consolidated results of operations or financial position of the Company.

     Effective January 1, 2004, the Company adopted SOP 03-1. This statement provides guidance on the classification, valuation and accounting for nontraditional long-duration contract liabilities, the accounting for contracts with guaranteed minimum death benefits (GMDB), the accounting for sales inducements, and separate account presentation and valuation. SOP 03-1 requires companies to evaluate the significance of certain guarantees in products such as GMDB to determine whether a contract should be accounted for as an investment or insurance contract. At adoption, the Company reclassified $44,945,000 of ownership in its own separate accounts from separate account assets to equity securities. The Company also has recorded certain market value adjusted ("MVA") fixed annuity products and investment options on variable annuities as separate account assets and liabilities through December 31, 2003. Notwithstanding the market value adjustment feature, all of the investment performance of the separate account assets is not being passed to the contractholder, and it therefore does not meet the conditions for separate account reporting under the SOP. On January 1, 2004, market value reserves included in separate account liabilities of $37,979,000 were revalued at current account value in the general account to $37,552,000. The related separate account assets of $38,912,000 were also reclassified to the general account. Since adoption of the SOP, the components of the spread on a book value basis are recorded in interest income and interest credited. Realized gains and losses on investments and market value adjustments on contract surrenders are recognized as incurred. The adoption of SOP 03-1 had no material impact to the consolidated results of operations or financial position of the Company.

     In December 2003, the FASB issued Statement No. 132, revised 2003, (FAS
     132), EMPLOYERS' DISCLOSURES ABOUT PENSIONS AND OTHER POST RETIREMENT BENEFITS, which amends disclosure requirements for pension plans and other post retirement benefit plans, effective for nonpublic entities for fiscal years ending after June 15, 2004. The adoption of FAS 132 on January 1, 2004, did not have a material impact on the consolidated results of operations or financial position of the Company.

     RECLASSIFICATION

     Certain 2004 and 2003 financial statement balances have been reclassified to conform to the 2005 presentation.

(3)  INVESTMENTS

     Net investment income for the years ended December 31 was as follows:

     IN THOUSANDS                                         2005           2004           2003
     ----------------------------------------------   ------------   ------------   ------------
     Fixed maturity securities                        $    384,844   $    367,978   $    370,208
     Equity securities                                      21,360         14,368         17,615
     Mortgage loans                                         68,160         62,182         61,404
     Real estate                                               (36)            29          1,543
     Policy loans                                           20,395         19,843         19,517
     Cash equivalents                                        6,010          2,233          2,216
     Private equity investments                                296          4,909          1,853
     Other invested assets                                   2,155          3,305          5,357
     Derivatives                                              (100)             -              -
                                                      ------------   ------------   ------------
       Gross investment income                             503,084        474,847        479,713
     Investment expenses                                   (16,071)       (15,235)       (13,855)
                                                      ------------   ------------   ------------
       Total                                          $    487,013   $    459,612   $    465,858
                                                      ============   ============   ============

     Net realized investment gains (losses) for the years ended December 31 were as follows:

     IN THOUSANDS                                         2005           2004           2003
     ----------------------------------------------   ------------   ------------   ------------
     Fixed maturity securities                        $    (16,256)  $      9,712   $    (19,499)
     Equity securities                                      66,551         64,029         25,572
     Mortgage loans                                            617           (242)          (376)
     Real estate                                                 -            (33)         4,490
     Private equity investments                             13,139         11,571        (54,224)
     Other invested assets                                   1,868        (11,175)        (4,604)
     Derivatives                                              (964)             -              -
                                                      ------------   ------------   ------------
       Total                                          $     64,955   $     73,862   $    (48,641)
                                                      ============   ============   ============

     Gross realized gains (losses) on the sales and impairments of fixed maturity securities, equity securities and private equity investments for the years ended December 31 were as follows:

     IN THOUSANDS                                         2005           2004           2003
     ----------------------------------------------   ------------   ------------   ------------
     Fixed maturity securities, available-for-sale:
       Gross realized gains                           $     10,290   $     24,167   $     21,560
       Gross realized losses                               (26,546)       (14,455)       (41,059)
     Equity securities:
       Gross realized gains                                 82,072         88,097         93,634
       Gross realized losses                               (15,521)       (24,068)       (68,062)
     Private equity investments:
       Gross realized gains                                 22,625         26,852          3,823
       Gross realized losses                                (9,486)       (15,281)       (58,047)

     Net accumulated unrealized gains (losses) included in stockholder's equity at December 31 were as follows:

     IN THOUSANDS                                          2005           2004
     -----------------------------------------------   ------------   ------------
     Gross unrealized gains                            $    346,076   $    492,319
     Gross unrealized losses                                (91,051)       (50,025)
     Adjustment to deferred policy acquisition costs        (16,542)       (63,599)
     Adjustment to reserves                                 (23,595)       (44,280)
     Adjustment to unearned policy and contract fees          2,459         10,253
                                                       ------------   ------------
                                                            217,347        344,668
     Deferred federal income taxes                          (77,241)      (121,647)
                                                       ------------   ------------
       Net accumulated unrealized gains                $    140,106   $    223,021
                                                       ============   ============

     The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

                                                                       GROSS UNREALIZED
     IN THOUSANDS                                   AMORTIZED     ---------------------------       FAIR
     DECEMBER 31, 2005                                 COST          GAINS          LOSSES         VALUE
     -------------------------------------------   ------------   ------------   ------------   ------------
          U.S. government                          $     29,599   $        272   $        190   $     29,681
          Agencies not backed by the full faith
           and credit of the U.S. government             19,974            958            101         20,831
          Foreign governments                             1,533            321              -          1,854
          Corporate securities                        3,359,380        104,925         27,007      3,437,298
          Asset-backed securities                       323,642         10,507          2,034        332,115
          Mortgage-backed securities                  1,361,388         24,501         17,434      1,368,455
                                                   ------------   ------------   ------------   ------------
            Total fixed maturities                    5,095,516        141,484         46,766      5,190,234
          Equity securities-unaffiliated                577,658        114,425          8,793        683,290
                                                   ------------   ------------   ------------   ------------
              Total                                $  5,673,174   $    255,909   $     55,559   $  5,873,524
                                                   ============   ============   ============   ============

                                                                       GROSS UNREALIZED
     IN THOUSANDS                                   AMORTIZED     ---------------------------       FAIR
     DECEMBER 31, 2004                                 COST          GAINS          LOSSES         VALUE
     -------------------------------------------   ------------   ------------   ------------   ------------
          U.S. government                          $     20,377   $        431   $         72   $     20,736
          Agencies not backed by the full faith
           and credit of the U.S. government             44,517            550            125         44,942
          Foreign governments                             1,714             76              -          1,790
          Corporate securities                        3,207,961        197,974          7,162      3,398,773
          Asset-backed securities                       504,197         25,654          2,448        527,403
          Mortgage-backed securities                  1,434,572         50,040          5,308      1,479,304
                                                   ------------   ------------   ------------   ------------
            Total fixed maturities                    5,213,338        274,725         15,115      5,472,948
          Equity securities-unaffiliated                606,225        144,589          3,537        747,277
                                                   ------------   ------------   ------------   ------------
              Total                                $  5,819,563   $    419,314   $     18,652   $  6,220,225
                                                   ============   ============   ============   ============

     The amortized cost and fair value of securities on loan by type of investment were as follows:

                                                                       GROSS UNREALIZED
     IN THOUSANDS                                   AMORTIZED     ---------------------------       FAIR
     DECEMBER 31, 2005                                 COST          GAINS          LOSSES         VALUE
     -------------------------------------------   ------------   ------------   ------------   ------------
          U.S. government                          $    102,714   $     10,101   $        214   $    112,601
          Agencies not backed by the full faith
           and credit of the U.S. government             64,675          1,780            323         66,132
          Corporate securities                           42,665            264            584         42,345
          Asset-backed securities                         6,042            106              -          6,148
          Mortgage-backed securities                  1,059,532          5,522         13,339      1,051,715
                                                   ------------   ------------   ------------   ------------
            Total fixed maturities                    1,275,628         17,773         14,460      1,278,941
          Equity securities-unaffiliated                 89,165         31,757          1,835        119,087
                                                   ------------   ------------   ------------   ------------
              Total                                $  1,364,793   $     49,530   $     16,295   $  1,398,028
                                                   ============   ============   ============   ============

                                                                       GROSS UNREALIZED
     IN THOUSANDS                                   AMORTIZED     ---------------------------       FAIR
     DECEMBER 31, 2004                                 COST          GAINS          LOSSES         VALUE
     -------------------------------------------   ------------   ------------   ------------   ------------
          U.S. government                          $    219,852   $     10,294   $        714   $    229,432
          Agencies not backed by the full faith
           and credit of the U.S. government            168,952          4,203            832        172,323
          Corporate securities                          101,224          3,119             94        104,249
          Asset-backed securities                         8,170            304              -          8,474
          Mortgage-backed securities                    629,928         10,381          2,644        637,665
                                                   ------------   ------------   ------------   ------------
            Total fixed maturities                    1,128,126         28,301          4,284      1,152,143
          Equity securities-unaffiliated                 63,396         21,579            854         84,121
                                                   ------------   ------------   ------------   ------------
              Total                                $  1,191,522   $     49,880   $      5,138   $  1,236,264
                                                   ============   ============   ============   ============

     The amortized cost and estimated fair value of fixed maturity securities at December 31, 2005, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                     AVAILABLE-FOR-SALE
                                                       AVAILABLE-FOR-SALE            SECURITIES ON LOAN
                                                   ---------------------------   ---------------------------
                                                    AMORTIZED         FAIR        AMORTIZED         FAIR
     IN THOUSANDS                                      COST          VALUE           COST          VALUE
     -------------------------------------------   ------------   ------------   ------------   ------------
     Due in one year or less                       $     96,187   $     96,736   $     24,875   $     24,706
     Due after one year through five years            1,114,939      1,137,000         78,596         80,167
     Due after five years through ten years           1,871,287      1,906,731         56,376         56,988
     Due after ten years                                651,715        681,312         56,249         65,365
                                                   ------------   ------------   ------------   ------------
                                                      3,734,128      3,821,779        216,096        227,226
     Mortgage-backed securities                       1,361,388      1,368,455      1,059,532      1,051,715
                                                   ------------   ------------   ------------   ------------
           Total                                   $  5,095,516   $  5,190,234   $  1,275,628   $  1,278,941
                                                   ============   ============   ============   ============

     The Company had certain investments with a reported fair value lower than the cost of the investment as follows:

     IN THOUSANDS                                                                 UNREALIZED
     DECEMBER 31, 2005                              FAIR VALUE        COST          LOSSES
     -------------------------------------------   ------------   ------------   ------------
     U.S. government securities
       Less than 12 months                         $     12,878   $     13,066   $        188
       Greater than 12 months                               301            303              2
     Agencies not backed by the full faith and
      credit of the U.S. government
       Less than 12 months                                6,120          6,171             51
       Greater than 12 months                             2,249          2,299             50
     Corporate securities
       Less than 12 months                            1,083,943      1,103,622         19,679
       Greater than 12 months                           198,267        205,595          7,328
     Mortgage and asset-backed securities
       Less than 12 months                              764,296        779,383         15,087
       Greater than 12 months                           104,656        109,037          4,381
     Equity securities - unaffiliated
       Less than 12 months                              151,291        159,418          8,127
       Greater than 12 months                             3,292          3,958            666
     Private equity investments
       Less than 12 months                               15,908         17,868          1,960
       Greater than 12 months                            48,564         63,163         14,599

     IN THOUSANDS                                                                 UNREALIZED
     DECEMBER 31, 2004                              FAIR VALUE        COST          LOSSES
     -------------------------------------------   ------------   ------------   ------------
     U.S. government securities
       Less than 12 months                         $     11,526   $     11,598   $         72
       Greater than 12 months                                 -              -              -
     Agencies not backed by the full faith and
      credit of the U.S. government
       Less than 12 months                               25,883         26,008            125
       Greater than 12 months                                 -              -              -
     Corporate securities
       Less than 12 months                              562,396        569,337          6,941
       Greater than 12 months                            23,947         24,168            221
     Mortgage and asset-backed securities
       Less than 12 months                              541,614        549,370          7,756
       Greater than 12 months                                 -              -              -
     Equity securities - unaffiliated
       Less than 12 months                               41,894         45,431          3,537
       Greater than 12 months                                 -              -              -
     Private equity investments
       Less than 12 months                               14,732         16,177          1,445
       Greater than 12 months                            76,048         99,435         23,387

     The Company had certain investments on loan with a reported fair value lower than the cost of the investment as follows:

     IN THOUSANDS                                                              UNREALIZED
     DECEMBER 31, 2005                               FAIR VALUE      COST        LOSSES
     ---------------------------------------------   ----------   ----------   ----------
     U.S. government securities
       Less than 12 months                           $   17,418   $   17,507   $       89
       Greater than 12 months                            15,551       15,676          125
     Agencies not backed by the full faith and
      credit of the U.S. government
       Less than 12 months                               32,905       33,217          312
       Greater than 12 months                             2,210        2,221           11
     Corporate securities
       Less than 12 months                               25,751       26,335          584
       Greater than 12 months                                 -            -            -
     Mortgage and asset-backed securities
       Less than 12 months                              504,177      511,305        7,128
       Greater than 12 months                           162,432      168,643        6,211
     Equity securities - unaffiliated
       Less than 12 months                               12,855       14,377        1,522
       Greater than 12 months                               469          782          313

     IN THOUSANDS                                                              UNREALIZED
     DECEMBER 31, 2004                               FAIR VALUE      COST        LOSSES
     ---------------------------------------------   ----------   ----------   ----------
     U.S. government securities
       Less than 12 months                           $   85,483   $   86,197   $      714
       Greater than 12 months                                 -            -            -
     Agencies not backed by the full faith and
      credit of the U.S. government
       Less than 12 months                               95,646       96,478          832
       Greater than 12 months                                 -            -            -
     Corporate securities
       Less than 12 months                               20,363       20,457           94
       Greater than 12 months                                 -            -            -
     Mortgage and asset-backed securities
       Less than 12 months                              221,959      224,603        2,644
       Greater than 12 months                                 -            -            -
     Equity securities - unaffiliated
       Less than 12 months                                7,439        8,293          854
       Greater than 12 months                                 -            -            -

Unrealized losses on fixed maturity securities are generally interest related rather than credit related. For equity securities, outside research supports target prices for the holdings that will return the securities to original cost or higher within the next twelve months. For private equity securities, unrealized losses are generally due to heavy initial expenses and capital calls typical of newly developed funds.

     At December 31, 2005 and 2004, no specific mortgage loans were considered impaired. At December 31, 2003, one mortgage loan was considered impaired. An allowance of $400,000 was recorded in 2003 on the impaired mortgage loan. The loan was sold in 2004, resulting in an additional realized loss of $242,000. As of December 31, 2005 and 2004, there was no general allowance for credit losses for potential impairments in the mortgage loan portfolio. Provisions for credit losses or charge-offs for the years ended December 31, 2005, 2004 was zero and $400,000 for the year ended December 31, 2003.

     Below is a summary of interest income on impaired mortgage loans.

     IN THOUSANDS                                                    2005         2004         2003
     ----------------------------------------------------------   ----------   ----------   ----------
     Impaired mortgage loans                                      $        -   $        -   $        -
     Interest income on impaired mortgage loans - contractual              -            -          442
     Interest income on impaired mortgage loans - collected                -            -            -

     At December 31, 2005 and 2004, fixed maturity securities and cash equivalents with a carrying value of $12,008,000 and $9,522,000, respectively, were on deposit with various regulatory authorities as required by law.

(4)  VARIABLE INTEREST ENTITIES

     In January 2003, the FASB issued Interpretation No. 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES - AN INTERPRETATION OF ARB NO. 51, subsequently revised in December of 2003 (FIN 46-R). The provisions of FIN 46-R for non-public entities apply immediately to variable interest entities (VIEs) created after December 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. For VIEs created prior to December 31, 2003 the effective date of FIN 46-R is the beginning of the first period beginning after December 15, 2004. FIN 46-R changes the method of determining whether certain entities should be included in the Company's consolidated financial statements. An entity subject to FIN 46-R is called a VIE if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that absorbs a majority of the expected losses, receives a majority of the expected residual returns or both.

     The Company has reviewed all investments and relationships for potential VIEs. As of December 31, 2005 and 2004, the Company had identified one and two VIEs for which it was the primary beneficiary, respectively. The Company held an investment in a trust for which it was the primary beneficiary and where results were consolidated in the Company's financial results. The assets held under this VIE as of December 31, 2005 and 2004 were $5,257,000 and $5,297,000, respectively. As of December 31, 2004, the Company had invested debt with the holding company of a former related party. Management of the holding company was not under agreement or regulation required to produce consolidated financial statement information. Data available for the Company to consolidate was considered incomplete, particularly in regard to revenue, capital transactions and minority interest information, and immaterial to the financial results of the Company.

     The Company has identified VIE arrangements in which it holds significant variable interests, but is not the primary beneficiary and for which results have not been consolidated at December 31, 2005,as detailed below:

                                                                         MAXIMUM
     IN THOUSANDS                                    TOTAL ASSETS   EXPOSURE TO LOSS
     ---------------------------------------------   ------------   ----------------
     Private equity investments                      $     51,968   $         41,436
     Other invested assets                                  2,445              2,445

     The Company has identified VIE arrangements in which it holds significant variable interests, but is not the primary beneficiary and for which results have not been consolidated at December 31, 2004,as detailed below:

                                                                         MAXIMUM
     IN THOUSANDS                                    TOTAL ASSETS   EXPOSURE TO LOSS
     ---------------------------------------------   ------------   ----------------
     Private equity investments                      $     30,977   $         33,625
     Other invested assets                                  3,141              3,141

(5)  NET FINANCE RECEIVABLES

     Finance receivables as of December 31 were as follows:

     IN THOUSANDS                                       2005         2004
     ---------------------------------------------   ----------   ----------
     Direct installment loans                        $  171,889   $  163,348
     Retail installment notes                            26,929       24,971
     Retail revolving credit                                  -           51
     Accrued interest                                     3,065        2,915
                                                     ----------   ----------
       Gross receivables                                201,883      191,285
     Unearned finance charges                           (47,183)     (42,982)
     Allowance for uncollectible amounts                 (8,292)      (7,878)
                                                     ----------   ----------
         Finance receivables, net                    $  146,408   $  140,425
                                                     ==========   ==========

     Direct installment loans, at December 31, 2005 and 2004, consisted of $117,336,000 and $111,100,000, respectively, of discount basis loans, net of unearned finance charges and unearned other charges, and $12,143,000 and $13,762,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months. The retail installment notes are principally discount basis, arise from borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months.

     Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2005 were as follows:

     IN THOUSANDS
     ---------------------------------------------
     2006                                            $   20,039
     2007                                                48,806
     2008                                                67,636
     2009                                                14,474
     2010                                                   912
     2011 and thereafter                                  2,833
                                                     ----------
       Total finance receivables, net of unearned
        finance charges                                 154,700
     Allowance for uncollectible amounts                 (8,292)
                                                     ----------
         Finance receivables, net                     $ 146,408
                                                     ==========

     During the years ended December 31, 2005, 2004 and 2003, principal cash collections of direct installment loans were $64,880,000, $57,523,000 and $52,705,000, respectively, and the percentages of these cash collections to average net balances were 53%, 49% and 48%, respectively. Retail installment notes' principal cash collections were $34,161,000, $28,653,000 and $21,597,000, respectively, and the percentages of these cash collections to average net balances were 163%, 164% and 164% for 2005, 2004 and 2003, respectively.

     The ratio of the allowance for losses to net outstanding receivables balances at December 31, 2005 and 2004 was 5.4% and 5.3%, respectively.

     Changes in the allowance for losses for the periods ended December 31 were as follows:

     IN THOUSANDS                                       2005         2004         2003
     ---------------------------------------------   ----------   ----------   ----------
     Balance at beginning of year                    $    7,878   $    7,232   $    6,627
     Provision for credit losses                          8,444        8,080        8,014
     Charge-offs                                        (11,346)     (10,541)     (10,262)
     Recoveries                                           3,316        3,107        2,853
                                                     ----------   ----------   ----------
     Balance at end of year                          $    8,292   $    7,878   $    7,232
                                                     ==========   ==========   ==========

     At December 31, 2005 and 2004, the recorded investments in certain direct installment loans were considered to be impaired. The balances of such loans at December 31, 2005 and 2004 and the related allowance for losses were as follows:

                                                     INSTALLMENT
     IN THOUSANDS                                       LOANS
     ---------------------------------------------   -----------
     Balances at December 31, 2005                   $       153
     Related allowance for credit losses             $       102

     Balances at December 31, 2004                   $       303
     Related allowance for credit losses             $       110

     All loans deemed to be impaired are placed on non-accrual status. No accrued or unpaid interest was recognized on impaired loans during the years ended December 31, 2005, 2004 and 2003. The average quarterly balance of impaired loans during the years ended December 31, 2005 and 2004 was $234,000 and $348,000 for installment loans and $0 and $13,000 for revolving credit loans, respectively.

     There were no commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2005.

     The net investment in loans on which the accrual of finance charges and interest was suspended at December 31, 2005 and 2004 was $16,342,000 and $15,691,000, respectively. There was no investment in receivables past due more than 90 days that were accounted for on an accrual basis at December 31, 2005 and 2004.

(6)  NOTES RECEIVABLE

     The Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of St. Paul, Minnesota (HRA) in November 1997 in connection with the Company's construction of an additional home office facility in St. Paul, Minnesota. The interest rate on the note was 8.625%, with principal payments to the Company commencing February 2004 and a maturity date of August 2025. Interest payments to the Company were payable February and August of each year commencing February 2001. All principal and interest payments were due only to the extent of available tax increments. In 2002, the loan reached its maximum principal balance of $15,000,000. In 2003, the Company took a write-down on the loan of $5,200,000, consisting of $4,959,000 of accrued interest and $241,000 of principal. The loan continued to accrue interest on the new balance, with payments applied first to accrued interest and then to principal. For the years ended December 31, 2005 and 2004, the Company received principal payments of zero and interest payments of $0 and $346,000, respectively. During 2004, the note was refinanced into two new notes: a $17,800,000 note and a $2,976,000 note. An immediate write down at the time of refinancing of $4,808,000 and $428,000, respectively was taken on each of these notes. The two new notes were subsequently transferred from the Company to its parent in the form of a dividend during 2004. Interest income was included in net investment income.

(7)  INCOME TAXES

     Income tax expense (benefit) varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

     IN THOUSANDS                                       2005         2004         2003
     ---------------------------------------------   ----------   ----------   ----------
     Computed tax expense                            $   95,523   $   69,693   $   20,754
     Difference between computed and actual tax
      expense:
       Dividends received deduction                      (6,943)      (8,751)      (5,032)
       Tax credits                                       (2,426)      (1,811)      (1,200)
       Expense adjustments and other                      1,491        1,135          331
                                                     ----------   ----------   ----------
         Total tax expense                           $   87,645   $   60,266   $   14,853
                                                     ==========   ==========   ==========

     The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

     IN THOUSANDS                                                    2005         2004
     ----------------------------------------------------------   ----------   ----------
     Deferred tax assets:
       Policyholder liabilities                                   $        -   $    4,108
       Pension and post retirement benefits                           33,630       34,857
       Tax deferred policy acquisition costs                         100,182       95,386
       Deferred gain on individual disability coinsurance             15,023       16,449
       Net realized capital losses                                    64,286       60,163
       Ceding commissions and goodwill                                 6,907        7,363
       Other                                                           6,028        7,684
                                                                  ----------   ----------
         Gross deferred tax assets                                   226,056      226,010
       Less valuation allowance                                            -           86
                                                                  ----------   ----------
         Deferred tax assets, net of valuation allowance             226,056      225,924
                                                                  ----------   ----------
     Deferred tax liabilities:
       Policyholder liabilities                                        3,113            -
       Deferred policy acquisition costs                             228,248      198,437
       Premiums                                                       24,977       20,003
       Real estate and property and equipment depreciation             8,413        9,383
       Basis difference on investments                                34,747       28,965
       Net unrealized capital gains                                   90,429      155,817
       Other                                                          10,265       11,803
                                                                  ----------   ----------
         Gross deferred tax liabilities                              400,192      424,408
                                                                  ----------   ----------
           Net deferred tax liability                             $  174,136   $  198,484
                                                                  ==========   ==========

     The Company recorded a valuation allowance as of December 31, 2004 related to tax benefits of certain state operating loss carryforwards of the non-life subsidiaries. The valuation allowance reflected management's assessment, based on available information, that it was more likely than not that the deferred income tax asset for certain state operating loss carryforwards would not be realized. At December 31, 2005, management has assessed that it is now more likely than not that the deferred income tax asset for these state operating loss carryforwards will be realized due to current year and projected future year earnings of the non-life subsidiaries, and therefore, a valuation allowance was not considered necessary. The deferred tax asset valuation allowance decreased by $86,000 in 2005, increased by $13,000 in 2004 and decreased by $14,000 in 2003.

     At December 31, 2005, state net operating loss carryforwards were $1,182,000 and will expire beginning in 2016.

     Income taxes paid for the years ended December 31, 2005, 2004, and 2003, were $75,756,000, $23,747,000 and $3,588,000, respectively.

     The consolidated tax returns for Minnesota Mutual Companies, Inc. and subsidiaries for 2003 and 2004 are currently under examination by the IRS. The Company believes that any additional taxes refunded or assessed as a result of the examination will not have a material effect on its financial position.

(8)  EMPLOYEE BENEFIT PLANS

     PENSION PLANS AND POSTRETIREMENT PLANS OTHER THAN PENSIONS

     The Company has non-contributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. The Company expects to contribute at least $8,000,000 to its non-contributory defined benefit retirement plans in 2006 and intends to contribute more if required to meet minimum funding standards. In addition, it may contribute additional tax deductible amounts.

     The Company also has an unfunded non-contributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.

     The Company also has postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments. The Company has set up a 401(h) account during 2004 through its non-contributory defined benefit plan to partially fund retiree medical costs for non-key employees. The Company expects to contribute additional tax deductible amounts during 2006.

     The measurement date of the majority of the Company's pension and postretirement plans other than pensions is December 1.

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                         PENSION BENEFITS           OTHER BENEFITS
                                                     -----------------------   -----------------------
     IN THOUSANDS                                       2005         2004         2005         2004
     ---------------------------------------------   ----------   ----------   ----------   ----------
     Change in benefit obligation:
     Benefit obligation at beginning of year         $  356,921   $  330,876   $   61,872   $   56,754
     Service cost                                        16,366       14,674        3,295        2,510
     Interest cost                                       21,553       19,624        3,880        3,155
     Actuarial (gain) loss                               11,366       (1,248)        (721)         728
     Benefits paid                                       (8,088)      (7,005)      (1,565)      (1,275)
                                                     ----------   ----------   ----------   ----------
     Benefit obligation at end of year               $  398,118   $  356,921   $   66,761   $   61,872
                                                     ==========   ==========   ==========   ==========

                                                         PENSION BENEFITS           OTHER BENEFITS
                                                     -----------------------   -----------------------
     IN THOUSANDS                                       2005         2004         2005         2004
     ---------------------------------------------   ----------   ----------   ----------   ----------
     Change in plan assets:
     Fair value of plan assets at beginning
      of year                                        $  236,996   $  192,833   $    2,900   $        -
     Actual return on plan assets                        19,712       25,612           35            -
     Employer contribution                               40,559       25,556        3,007        4,175
     Benefits paid                                       (8,088)      (7,005)      (1,565)      (1,275)
                                                     ----------   ----------   ----------   ----------
     Fair value of plan assets at end of year        $  289,179   $  236,996   $    4,377   $    2,900
                                                     ==========   ==========   ==========   ==========
     Net amount recognized:
     Funded status                                   $ (108,939)  $ (119,925)  $  (62,384)  $  (58,972)
     Unrecognized net actuarial loss                     91,126       86,555        5,783        6,979
     Unrecognized transition obligation                   1,096        1,631
     Unrecognized prior service cost                      1,904        2,323            -            -
                                                     ----------   ----------   ----------   ----------
     Net amount recognized                           $  (14,813)  $  (29,416)  $  (56,601)  $  (51,993)
                                                     ==========   ==========   ==========   ==========
     Amounts recognized in the consolidated
      balance sheets consist of:
     Prepaid benefit cost                            $   16,731   $        -   $        -   $        -
     Accrued benefit cost                               (34,169)     (30,712)     (56,601)     (51,993)
     Intangible asset                                        55           68            -            -
     Accumulated other comprehensive income               2,570        1,228            -            -
                                                     ----------   ----------   ----------   ----------
     Net amount recognized                           $  (14,813)  $  (29,416)  $  (56,601)  $  (51,993)
                                                     ==========   ==========   ==========   ==========
     Accumulated benefit obligation                  $  279,707   $  250,129   $   66,761   $   61,872

     Plans with accumulated benefit obligation in
      excess of plan assets:
     Projected benefit obligation                    $   71,452   $   72,497
     Accumulated benefit obligation                      58,228       59,880
     Fair value of plan assets                           26,782       33,731
     Minimum pension liability                           31,446       26,149
     Increase in minimum liability included in
      other comprehensive income                          1,343        1,208

     Weighted average assumptions used to
      determine benefit obligations:
     Discount rate                                         5.76%        6.00%        5.79%        6.00%
     Rate of compensation increase                         5.95%        5.95%           -            -

                                                         PENSION BENEFITS           OTHER BENEFITS
                                                     -----------------------   -----------------------
     IN THOUSANDS                                       2005         2004         2005         2004
     ---------------------------------------------   ----------   ----------   ----------   ----------
     Components of net periodic benefit cost:
     Service cost                                    $   16,366   $   14,674   $    3,295   $    2,510
     Interest cost                                       21,553       19,624        3,880        3,155
     Expected return on plan assets                     (18,420)     (16,043)         (98)           -
     Transition obligation amortization                     536          536            -            -
     Prior service cost (benefit) amortization              418          418            -         (526)
     Recognized net actuarial loss (gain)                 5,503        4,088          537         (308)
                                                     ----------   ----------   ----------   ----------
     Net periodic benefit cost                       $   25,956   $   23,297   $    7,614   $    4,831
                                                     ==========   ==========   ==========   ==========
     Weighted average assumptions used to
      determine net periodic benefit costs:
     Discount rate                                         5.99%        6.24%        6.00%        6.25%
     Expected long-term return on plan assets              7.84%        7.81%        4.00%           -
     Rate of compensation increase                         5.95%        5.95%           -            -

     Estimated future benefit payments for pension and other postretirement benefits:

                                                      PENSION       OTHER       MEDICARE
     IN THOUSANDS                                     BENEFITS     BENEFITS      SUBSIDY
     ---------------------------------------------   ----------   ----------   ----------
     2006                                            $    8,411   $    1,879   $      229
     2007                                                 9,061        2,067          262
     2008                                                 9,606        2,315          297
     2009                                                10,403        2,549          340
     2010                                                11,164        2,825          385
     2011 - 2015                                         75,768       17,941        2,852

     For measurement purposes, an 8.5% and 9.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2005 and 2004, respectively. The rate was assumed to decrease gradually to 5.5% for 2012 and remain at that level thereafter.

     The Company has modified the process it uses to estimate its pension and other postretirement plan discount rates. For 2004 and the subsequent 2005 expense, the Moody's Aa Corporate Bond Rate, as of each retirement plan's measurement date, rounded to the next higher .25%, was used as an index to determine the discount rate. For 2005, the Company now uses a process whereby each retirement plan's estimated payout timing and amounts are matched against like durations of high quality bonds. The hypothetical bond portfolio it uses is the Citigroup Pension Discount Curve as of the plan's measurement date. For payouts occurring after the end of the curve (year
     30), the 30 year spot rate in the curve is used as a proxy. The process determines a single discount rate per plan that, if applied to all years' payouts, would result in the same discounted value as the matched payouts and Curve array.

     The Company recorded an additional minimum liability of $2,625,000 and $1,296,000 as of December 31, 2005, and 2004, respectively. This liability represents the amount by which the accumulated benefit obligation exceeded the sum of the fair value of plan assets and accrued amounts previously recorded. The additional liability may be offset by an intangible asset to the extent of previously unrecognized prior service cost. The intangible asset of $55,000 and $68,000 at December 31, 2005, and 2004, respectively, is included in other assets in the consolidated balance sheets.

     The assumptions presented herein are based on pertinent information available to management as of December 31, 2005 and 2004. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2005 by $13,610,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2005 by $3,165,000. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2005 by $10,625,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2005 by $2,438,000.

     Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

     The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                                        2005         2004
                                                     ----------   ----------
     Equity securities                                       57%          61%
     Debt securities                                         32%          26%
     Insurance company general account                       11%          13%

     At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees. Current investments include private equity limited partnerships which are classified as equity investments for asset allocation purposes. A tactical asset allocation overlay investment was also employed, which utilized equity and debt futures positions to adjust overall exposure to these broad asset classes. The Company's use of this allocation overlay was discontinued during 2005. As of December 31, 2004, the futures contracts owned controlled 10% positions in both equity securities and fixed income securities in one of the non-contributory defined benefit plans, and 9% when weighted across all non-contributory defined benefit plans.

     Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to a level which will keep the liquidation of depressed assets for benefit payments, the increase in contributions and pension expense due to investment losses, and the decline in the funded ratios due to investment losses to levels deemed tolerable.

     The target asset allocation as of December 31, 2005, for each of the broad investment categories, weighted for all plans combined is as follows:

     Equity securities                                             48% to 68%
     Debt securities                                               21% to 42%
     Insurance company general account                              9% to 16%
     Other                                                          0% to  2%

     The primary investment objective of the postretirement plans is to balance capital appreciation and preservation. These plan assets are currently allocated to 51% equity securities and 49% debt securities. The target asset allocation as of December 31, 2005 is 50% equity securities and 50% debt securities.

     PROFIT SHARING PLANS

     The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 2005, 2004, and 2003 of $9,477,000, $10,811,000 and $6,924,000, respectively. Participants may elect to receive a portion of their contributions in cash.

(9) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, RESERVE FOR LOSSES, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

     The liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is included in future policy and contract benefits, pending policy and contract claims, and other liabilities on the consolidated balance sheets.

     Activity in the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is summarized as follows:

     IN THOUSANDS                                       2005         2004         2003
     ---------------------------------------------   ----------   ----------   ----------
     Balance at January 1                            $  575,431   $  554,160   $  536,604
       Less:  reinsurance recoverable                   496,450      471,425      449,212
                                                     ----------   ----------   ----------
     Net balance at January 1                            78,981       82,735       87,392
                                                     ----------   ----------   ----------
     Incurred related to:
       Current year                                      53,215       55,546       60,927
       Prior years                                          263        3,388         (526)
                                                     ----------   ----------   ----------
     Total incurred                                      53,478       58,934       60,401
                                                     ----------   ----------   ----------
     Paid related to:
       Current year                                      22,849       24,165       24,849
       Prior years                                       32,765       38,523       40,209
                                                     ----------   ----------   ----------
     Total paid                                          55,614       62,688       65,058
                                                     ----------   ----------   ----------
     Transfer of subsidiary balance                         850            -            -
                                                     ----------   ----------   ----------
     Net balance at December 31                          77,695       78,981       82,735
       Plus: reinsurance recoverable                    507,076      496,450      471,425
                                                     ----------   ----------   ----------
     Balance at December 31                          $  584,771   $  575,431   $  554,160
                                                     ==========   ==========   ==========

     As a result of changes in estimates of claims incurred in prior years, the accident and health claims, reserve for losses and claim and loss adjustment expenses incurred increased by $263,000 in 2005, increased by $3,388,000 in 2004, and decreased by $526,000 in 2003, which includes the amortization of discount on individual accident and health claim reserves of $82,000, $75,000, and $153,000 in 2005, 2004, and 2003, respectively.
     The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses.

(10) REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

     The Company's consolidated financial statements reflect the effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to the acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance involves transferring certain insurance risks, along with the related written and earned premiums, the Company has underwritten to other insurance companies who agree to share these risks. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of the amount it is prepared to accept.

     Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     The effect of reinsurance on premiums for the years ended December 31 was as follows:

     IN THOUSANDS                                             2005           2004           2003
     --------------------------------------------------   ------------   ------------   ------------
     Direct premiums                                      $  1,002,353   $    924,713   $    887,189
     Reinsurance assumed                                       310,515        276,104        225,288
     Reinsurance ceded                                        (129,032)      (122,231)      (107,200)
                                                          ------------   ------------   ------------
       Net premiums                                       $  1,183,836   $  1,078,586   $  1,005,277
                                                          ============   ============   ============

     Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations were $119,630,000, $105,589,000 and $103,839,000 during 2005, 2004, and 2003, respectively.

(11) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

     The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

     The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts amounts assessed against the contractholders for mortality, administrative, and other services are included in revenue, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities are included in net realized investment losses in the consolidated statements of operations. For universal life and variable life contracts the amounts assessed against the contractholders for mortality, administrative, and other services are included in universal life and variable life policy fees and changes in liabilities for guaranteed benefits are included in policyholder benefits in the consolidated statements of operations. For variable annuity universal life and variable life contracts, separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated statements of operations. There were no investment gains or losses on transfers of assets from the general account to the separate account during 2004 or 2005.

     The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the guaranteed minimum withdrawal benefit base in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable measured as a monthly amount. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

     At December 31, the Company had the following variable annuity contracts with guarantees:

     IN THOUSANDS                                        2005           2004
     ---------------------------------------------   ------------   ------------
     Return of net deposits:
       In the event of death
         Account value                               $  1,509,164   $  1,412,580
         Net amount at risk                          $      8,650   $     14,272
         Average attained age of contractholders             51.3           52.4
       As withdrawals are taken
         Account value                               $     43,050   $          -
         Net amount at risk                          $         26   $          -
         Average attained age of contractholders             60.5              -

     Return of net deposits plus a minimum return:
       In the event of death
         Account value                               $     95,064   $     62,843
         Net amount at risk                          $        409   $         70
         Average attained age of contractholders             57.2           57.7
       At annuitization
         Account value                               $    193,476   $     81,233
         Net amount at risk                          $          -   $          -
         Weighted average period remaining until
           expected annuitization (in years)                  9.1            9.7

     At December 31, the Company had the following variable annuity contracts with guarantees:

     IN THOUSANDS                                        2005           2004
     ---------------------------------------------   ------------   ------------
     Highest specified anniversary account value:
       In the event of death
         Account value                               $    469,989   $    390,485
         Net amount at risk                          $      6,779   $      9,962
         Average attained age of contractholders             51.9           52.5

     Guaranteed payout annuity floor:
         Account value                               $     77,209   $     78,809
         Net amount at risk                          $         15   $         14
         Average attained age of contractholders               67             66

     At December 31, the Company had the following universal life and variable life contracts with guarantees:

     IN THOUSANDS                                        2005           2004
     ---------------------------------------------   ------------   ------------
     Account value (general and separate accounts)   $  1,905,806   $  1,656,229
     Net amount at risk                              $ 34,402,214   $ 32,902,249
     Average attained age of policyholders                     46             46

     Liabilities for guarantees on variable contracts reflected in the general account for 2005 are:

                                                        MINIMUM         GUARANTEED       UNIVERSAL
                                                       GUARANTEED         PAYOUT          LIFE AND
     IN THOUSANDS                                     DEATH BENEFIT    ANNUITY FLOOR    VARIABLE LIFE
     ---------------------------------------------   --------------   --------------   --------------
     Balance at beginning of year                    $          221   $        8,192   $          867
     Incurred guarantee benefits                                321              353            4,813
     Paid guaranteed benefits                                  (187)            (191)          (2,616)
                                                     --------------   --------------   --------------
     Balance at end of year                          $          355   $        8,354   $        3,064
                                                     ==============   ==============   ==============

     Liabilities for guarantees on variable contracts reflected in the general account for 2004 are:

                                                        MINIMUM         GUARANTEED       UNIVERSAL
                                                       GUARANTEED         PAYOUT          LIFE AND
     IN THOUSANDS                                     DEATH BENEFIT    ANNUITY FLOOR    VARIABLE LIFE
     ---------------------------------------------   --------------   --------------   --------------
     Balance at beginning of year                    $           87   $        7,493   $            -
     Incurred guarantee benefits                                654              924            2,294
     Paid guaranteed benefits                                  (520)            (225)          (1,427)
                                                     --------------   --------------   --------------
     Balance at end of year                          $          221   $        8,192   $          867
                                                     ==============   ==============   ==============

     The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor benefits are considered to be derivatives under FASB Statement No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, and are recognized at fair value through earnings. The universal life and variable life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the minimum guaranteed death benefit liability on variable annuities at December 31, 2005 and 2004 (except where noted otherwise):

     - Data compiled from 10,000 stochastically generated investment performance scenarios and ranked by wealth factors. Projections were run using a sampling of these scenarios.
     - Mean investment performance was 10.37% and 10.35% for 2005 and 2004, respectively, and is consistent with DAC projections over a 10 year period.
     -    Annualized monthly standard deviation was 14.28%.
     -    Assumed mortality was 100% of the 1983a table.
     - Lapse rates varied by contract type and policy duration, ranging form 1% to 25%, with an average of 9%.
     - Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

     The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2005 and 2004 (except where noted otherwise):

     -    Separate account investment performance assumption was 8%.
     -    Assumed mortality was 100% of pricing levels.
     -    Lapse rates varied by policy duration, ranging from 2% to 9%.
     - General account discount rate was 4.9% and 5.5% for 2005 and 2004, respectively.
     - Separate account discount rate was 7.75% and 7.7% for 2005 and 2004, respectively.

     Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:

                                                      VARIABLE ANNUITY CONTRACTS     VARIABLE LIFE CONTRACTS
                                                     ---------------------------   ---------------------------
     IN THOUSANDS                                        2005           2004           2005           2004
     ---------------------------------------------   ------------   ------------   ------------   ------------
     Equity                                          $  1,442,983   $  1,259,616   $  1,269,169   $  1,089,227
     Bond                                                 234,960        209,677         95,231         83,893
     Balanced                                             226,537        238,106        152,762        157,382
     Money market                                          37,970         33,859         28,474         18,374
     Mortgage                                             130,880        137,110         56,928         54,498
     Real estate                                           78,093         66,349         35,987         29,496
                                                     ------------   ------------   ------------   ------------
       Total                                         $  2,151,423   $  1,944,717   $  1,638,551   $  1,432,870
                                                     ============   ============   ============   ============

(12) UNREMITTED PREMIUMS PAYABLE

     The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2005 and 2004, the liability associated with unremitted premiums payable was $15,109,000 and $13,008,000, respectively. As described in note 2, as of December 31, 2005 and 2004, the Company had restricted the use of $15,109,000 and $13,008,000, respectively, of its cash and cash equivalents to satisfy these premium remittance payables.

(13) NOTES PAYABLE

     In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2005 and 2004, the approved accrued interest was $3,008,000. At December 31, 2005 and 2004, the balance of the surplus notes was $125,000,000. The issuance costs of $1,421,000 are deferred and amortized over 30 years on straight-line basis. At December 31, 2005 and 2004, accumulated amortization was $408,000 and $396,000, respectively.

     At December 31, 2005, the aggregate minimum annual notes payable maturities for the next five years are as follows: 2006, $0; 2007, $0; 2008, $0; 2009, $0; 2010, $0; thereafter $125,000,000.

     Prior to August 2004, the Company maintained a line of credit, which was drawn down periodically throughout 2004.

     Interest paid on debt for the years ended December 31, 2005, 2004 and 2003, was $10,325,000, $10,360,000 and $11,180,000, respectively.

(14) FAIR VALUE OF FINANCIAL INSTRUMENTS

     The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 2005 and 2004. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Please refer to note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages, private equity investments and derivatives. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing. The carrying amounts for policy loans, cash, cash equivalents, and finance receivables approximate the assets' fair values. The fair values of securities lending collateral assets and liabilities are based on quoted market prices.

     The interest rates on the finance receivables outstanding as of December 31, 2005 and 2004, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 2005 and 2004, approximate the fair value for those respective dates.

     The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 2005 and 2004 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

     The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

     Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

     The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                                                 2005                          2004
                                                     ---------------------------   ---------------------------
                                                       CARRYING         FAIR         CARRYING         FAIR
     IN THOUSANDS                                       AMOUNT         VALUE          AMOUNT         VALUE
     ---------------------------------------------   ------------   ------------   ------------   ------------
     Fixed maturity securities
       Available-for-sale                            $  5,190,234   $  5,190,234   $  5,472,948   $  5,472,948
     Equity securities                                    683,290        683,290        747,277        747,277
     Mortgage loans, net                                1,020,427      1,059,985        810,508        885,371
     Finance receivables, net                             146,408        146,408        140,425        140,425
     Policy loans                                         279,699        279,699        270,186        270,186
     Private equity investments                           268,535        268,535        226,631        226,631
     Fixed maturity securities on loan                  1,278,941      1,278,941      1,152,143      1,152,143
     Equity securities on loan                            119,087        119,087         84,121         84,121
     Other invested assets                                  6,997          6,997          2,926          2,926
     Cash and cash equivalents                            284,283        284,283        196,508        196,508
     Securities held as collateral                      1,439,254      1,439,254      1,276,761      1,276,761
     Separate account assets                           10,600,016     10,600,016      9,563,176      9,563,176
                                                     ------------   ------------   ------------   ------------
       Total financial assets                        $ 21,317,171   $ 21,356,729   $ 19,943,610   $ 20,018,473
                                                     ============   ============   ============   ============

     The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                                                 2005                          2004
                                                     ---------------------------   ---------------------------
                                                       CARRYING         FAIR         CARRYING         FAIR
     IN THOUSANDS                                       AMOUNT         VALUE          AMOUNT         VALUE
     ---------------------------------------------   ------------   ------------   ------------   ------------
     Deferred annuities                              $  1,988,262   $  1,984,540   $  1,962,025   $  1,967,527
     Annuity certain contracts                             56,855         58,877         59,666         62,712
     Other fund deposits                                1,192,209      1,193,762      1,103,217      1,107,354
     Supplementary contracts without
      life contingencies                                   46,646         46,646         43,538         43,538
     Notes payable                                        125,000        126,995        125,000        126,983
     Securities lending collateral                      1,439,254      1,439,254      1,276,761      1,276,761
     Separate account liabilities                      10,600,016     10,600,016      9,563,176      9,563,176
                                                     ------------   ------------   ------------   ------------
       Total financial liabilities                   $ 15,448,242   $ 15,450,090   $ 14,133,383   $ 14,148,051
                                                     ============   ============   ============   ============

(15) BUSINESS COMBINATIONS

     Effective June 1, 2004, the Company completed the acquisition of Allied, a privately held independent distributor of credit union insurance and financial services products. The Company anticipates this acquisition will strengthen its leadership position in the credit union marketplace through the combination of each entity's respective strengths; manufacturing through Minnesota Life Insurance Company and distribution through Allied. The acquisition was accounted for under the purchase method of accounting as required by FASB Statement No. 141, BUSINESS COMBINATIONS (FAS 141), which requires that assets purchased and liabilities assumed be valued at fair value. Goodwill represents the excess of the purchase price over the fair value of the acquired tangible assets, assumed liabilities and identifiable intangible assets.

     The following summarizes the initial purchase price allocation and the subsequent changes to goodwill and fair value of assets during 2005.

                                                                                     CHANGE IN
                                                                     ADDITIONAL     FAIR VALUE    DECEMBER 31,
     IN THOUSANDS                                    JUNE 1, 2004     PAYMENT       EVALUATION        2005
     ---------------------------------------------   ------------   ------------   ------------   ------------
     Cash                                            $      8,504   $          -   $         50   $      8,554
     Property and equipment                                 1,250              -            129          1,379
     Intangible assets                                     13,592              -              -         13,592
     Other assets                                           3,388              -            169          3,557
     Other liabilities                                    (16,012)             -           (169)       (16,181)
                                                     ------------   ------------   ------------   ------------
       Net assets acquired                                 10,722              -            179         10,901
     Excess of cost over fair value - goodwill             10,778          1,000           (179)        11,599
                                                     ------------   ------------   ------------   ------------
         Allocated purchase price                    $     21,500   $      1,000   $          -   $     22,500
                                                     ============   ============   ============   ============

     The Company paid an additional $1,000,000 in 2005 when a contractual obligation was met by the sellers. This payment resulted in an increase in goodwill. During 2005, the Company also completed the final fair value evaluation of assets acquired, resulting in a $179,000 decrease to goodwill.

     Of the $13,592,000 of value assigned to intangible assets, $2,146,000 was assigned to non-compete covenants specified in the purchase agreement to be amortized over a three year period on a straight-line basis. The remaining assignment of intangible asset relates to the purchased customer/client relationships existing at the date of acquisition. The assigned value of $11,446,000 was supported through a discounted cash flow analysis that estimated the value and the useful life of the intangibles. These intangible assets are amortized on a straight line basis, over the estimated useful life of the underlying customer/client relationships, which ranges from three to ten years.

     In connection with the acquisition of Allied, the Company has agreed to pay additional consideration in future periods, based on either the fulfillment of certain requirements or the attainment of defined operating objectives. In accordance with FAS 141, the Company does not accrue contingent consideration obligations prior to the attainment of the objectives. At December 31, 2005 and 2004, the maximum potential future consideration pursuant to this agreement, to be resolved over the next three years, was $18,500,000 and $19,500,000, respectively. The Company anticipates that any such payments would result in increases in goodwill.

(16) GOODWILL AND INTANGIBLE ASSETS

     The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

     IN THOUSANDS                                       2005         2004
     ---------------------------------------------   ----------   ----------
     Balance at beginning of year                    $   10,778   $        -
     Acquisitions                                             -       10,778
     Adjustments to acquisition                             821            -
                                                     ----------   ----------
     Balance at end of year                          $   11,599   $   10,778
                                                     ==========   ==========

     Impairment testing of goodwill was completed during 2005. The Company uses appropriate measures on a case by case basis when testing goodwill impairment. Methods may include, but are not limited to, historical and future projected financial performance, discounted future cash flows and reviews of various pricing multiples. The Companies evaluation of goodwill completed during 2005 resulted in no impairment losses.

     The amount of intangible assets included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

     IN THOUSANDS                                       2005         2004
     ---------------------------------------------   ----------   ----------
     Balance at beginning of year                    $   12,311   $        -
     Acquisitions                                           200       13,592
     Amortization                                        (3,058)      (1,281)
                                                     ----------   ----------
     Balance at end of year                          $    9,453   $   12,311
                                                     ==========   ==========

     The Company has intangible assets resulting from acquisitions. These intangible assets consist of a non-compete agreement and customer/client contracts, lists or relationships. These intangible assets are amortized on a straight-line basis over their estimated useful lives based on the related life of the underlying customer/client contract, list or relationship purchased, which vary in length between three to ten years. The non-compete agreement is amortized on a straight-line basis over three years. The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to expected useful life.

     Amortization expense for 2005 and 2004 in the amount of $3,058,000 and $1,281,000, respectively, is included in general operating expenses. Projected amortization expense for the next five years is as follows: 2006, $2,753,000; 2007, $2,161,000; 2008, $1,739,000; 2009, $980,000; 2010,
     $438,000.

(17) RELATED PARTY TRANSACTIONS

     The Company has investment advisory agreements with an affiliate, Advantus Capital Management, Inc. (Advantus). Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $12,913,000, $12,407,000 and $11,379,000 during 2005, 2004 and 2003, respectively. As of
     December 31, 2005 and 2004, the amount due to Advantus under these agreements was $3,819,000 and $3,594,000, respectively.

     The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity and variable life products. Fees paid for performing compliance functions for these variable products by the Company totaled $4,216,000, $3,813,000 and $3,448,000 for the years ended December 31, 2005, 2004 and 2003, respectively.

     Under an assignment agreement with SFS, 12(b)-1 fees from the Advantus Series Fund Portfolios and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2005, 2004 and 2003, the amounts transferred were $13,054,000, $12,367,000 and $8,302,000, respectively.

     The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, in which the Company incurs on behalf of its affiliates. At December 31, 2005 and 2003, the amount payable to the Company was $10,653,000 and $9,310,000, respectively. The amount of expenses incurred for the years ended December 31, 2005, 2004, and 2003 were $44,468,000, $42,322,000 and $48,896,000, respectively.

     During 2002, the Company sold a group variable universal life policy to Securian Financial Group, Inc. The Company received premiums of $2,000,000 in 2005, 2004 and 2003. No claims were paid during 2005, 2004 and 2003. As of December 31, 2005 and 2004, reserves held under this policy were $11,760,000 and $9,516,000, respectively.

(18) OTHER COMPREHENSIVE INCOME

     Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, unrealized appreciation (depreciation) on securities and related adjustments.

     The components of comprehensive income (loss), other than net income are illustrated below:

     IN THOUSANDS                                            2005           2004           2003
     --------------------------------------------------   ------------   ------------   ------------
     Other comprehensive income (loss), before tax:
       Unrealized gains (loss) on securities              $   (123,835)  $     67,906   $    154,508
         Reclassification adjustment for
          (gains) losses included in net income                (63,434)       (85,312)        48,151
       Adjustment to deferred policy acquisition costs          47,057         48,407         23,362
       Adjustment to reserves                                   20,685          2,941          7,069
       Adjustment to unearned policy and contract fees          (7,794)        (7,112)        (2,142)
                                                          ------------   ------------   ------------
                                                              (127,321)        26,830        230,948
       Income tax expense (benefit) related to items of
          other comprehensive income                            44,406        (17,476)       (75,672)
                                                          ------------   ------------   ------------
       Other comprehensive income (loss), net of tax      $    (82,915)  $      9,354   $    155,276
                                                          ============   ============   ============

(19) STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

     During 2005, the Company declared and paid cash dividends to Securian Financial Group, Inc. totaling $12,500,000. During 2004, the Company declared and paid a dividend to Securian Financial Group, Inc. in the amount of $15,539,000. This dividend was in the form of tax increment financing note agreements with the City of St. Paul. During 2003, the Company declared and paid cash dividends to Securian Financial Group, Inc. totaling $22,000,000. Additionally, the Company declared and paid a dividend representing the affiliated stock of Securian Life Insurance Company in the amount of $14,033,000.

     Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2005 statutory results, the maximum amount available for the payment of dividends during 2006 by Minnesota Life Insurance Company without prior regulatory approval is $158,528,000 after January 1, 2006.

     During 2005, Securian Financial Group, Inc. contributed capital to the Company in the amount of $6,900,000. This contribution was made in the form of cash. Additionally, during 2005, Securian Financial Group, Inc. contributed capital to the Company in the amount of $13,568,000, representing the affiliated stock of Securian Life Insurance Company. During 2004, Securian Financial Group, Inc. contributed capital to the Company in the amount of $55,000,000. This contribution was made in the form of cash and cash equivalents. Additionally, during 2004, Securian Financial Group, Inc. contributed capital to the Company in the amount of $3,164,000. This contribution was made in the form of real estate.

(20) COMMITMENTS AND CONTINGENCIES

     The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

     In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

     The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Many regulators, including the U.S. Securities and Exchange Commission (SEC), the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by the SEC, which is investigating market timing in certain mutual funds or in those types of insurance products offered by the Company. The Company has cooperated with these requests. Information requests from the SEC with respect to investigations into late trading and market timing were responded to by the Company and its affiliates and no further information requests have been received with respect to these matters.

     In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements. Related investigations and proceedings may be commenced in the future. The Company and/or its affiliates have been contacted by state and federal regulatory agencies for information relating to certain of these investigations. The Company is cooperating with regulators in connection with these requests.

     These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

     The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2005 and 2004, these securities were reported at $7,415,000 and $2,926,000, respectively.

     The Company has long-term commitments to fund private equity investments and real estate investments totaling $168,652,000 as of December 31, 2005. The Company estimates that $56,000,000 of these commitments will be invested in 2006, with the remaining $112,652,000 invested over the next four years.

     As of December 31, 2005, the Company had committed to purchase mortgage loans totaling $47,985,000 but had not completed the purchase transactions.

     The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows:
     2006, $11,267,000; 2007, $11,267,000; 2008, $11,267,000; 2009, $11,267,000;
     2010, $11,267,000. The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2006, $754,000; 2007, $778,000; 2008, $748,000; 2009, $756,000; 2010, $613,000.
     Lease expense net of sub-lease income for the years ended December 31, 2005, 2004 and 2003 was $8,910,000, $8,561,000 and $8,705,000,
     respectively. The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2006, $2,836,000; 2007, $2,012,000; 2008, $1,112,000; 2009, $919,000; 2010, $346,000.

     At December 31, 2005, the Company had guaranteed the payment of $70,600,000 in policyholder dividends and discretionary amounts payable in 2006. The Company has pledged fixed maturity securities, valued at $74,649,000 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

     The Company has a 100% coinsurance agreement for its Individual Disability line. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2005 and 2004 the assets held in trust were $603,158,000 and $608,550,000, respectively.

     The Company in conjunction with Securian Holding Company, the parent company of Securian Financial Group, has guaranteed the payment of benefits under certain of its affiliates' non-qualified pension plans in the event that the affiliate is unable to make such payment. This guarantee is unfunded, unsecured and revocable by the parties to the agreement and under certain other conditions. Management does not consider an accrual necessary relating to these guarantees.

     The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2005 and 2004 the amount was immaterial to the consolidated financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $1,597,000 and $1,634,000 as of December 31, 2005 and 2004, respectively. These assets are being amortized over a five-year period.

     Occasionally, the Company will enter into arrangements where by certain lease obligations related to general agents' office space are guaranteed. Management does not consider an accrual necessary relating to these guarantees.

     In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

     In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves have either been over or under provided for, an exchange of the difference is required by the agreement. Management reevaluates this exposure each accounting period and determined in 2005, based on development of the business sold, that a reserve should be established. At December 31, 2005, a liability was recorded for $1,008,000 and is included in other liabilities on the consolidated balance sheets.

     The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2009. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2005 was approximately $3,700,000.

(21) STATUTORY FINANCIAL DATA

     The Company's insurance operations, domiciled in the states of Minnesota and New York, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 18 for discussion of statutory dividend limitations.

     On a statutory accounting basis, the Company's reported net income of $159,919,000 in 2005, $155,796,000 in 2004 and $11,638,000 in 2003.
     Statutory surplus of these operations was $1,585,280,000 and $1,419,449,000 as of December 31, 2005 and 2004, respectively.

(22) SUBSEQUENT EVENTS

     Securian Financial Group, Inc. has announced a plan to acquire the loan protection manufacturing and distribution operations of OneAmerica Financial Partners, Inc., Indianapolis, Indiana, including CNL Financial Corp., based in Macon, Georgia, and a number of products manufactured by American United Life (AUL) in Indianapolis. Acquiring the products manufactured by AUL is anticipated to take the form of a coinsurance agreement between the Company and AUL. This acquisition fits the Company's strategic goal of building its financial institution business by increasing distribution, expanding its portfolio of proprietary products and increasing economies of scale. Subject to regulatory approval, the Company expects the sale to close April 1, 2006.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
 SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2005
                                 (In thousands)

                                                                                     AS SHOWN
                                                                                      ON THE
                                                                     MARKET        CONSOLIDATED
TYPE OF INVESTMENT                                 COST (3)           VALUE      BALANCE SHEET (1)
                                                --------------   --------------  -----------------
Fixed maturity securities
  U.S. government                               $       29,599   $       29,681   $       29,681
  Agencies not backed by the full faith and
   credit of the U.S. government                        19,974           20,831           20,831
  Foreign governments                                    1,533            1,854            1,854
  Public utilities                                     500,379          517,453          517,453
  Asset-backed securities                              313,678          321,976          321,976
  Mortgage-backed securities                         1,361,388        1,368,455        1,368,455
  All other corporate fixed maturity
   securities                                        2,868,965        2,929,984        2,929,984
                                                --------------   --------------   --------------
    Total fixed maturity securities                  5,095,516        5,190,234        5,190,234
                                                --------------   --------------   --------------
Equity securities:
  Common stocks:
    Public utilities                                     6,959            7,724            7,724
    Banks, trusts and insurance companies               92,808          123,864          123,864
    Industrial, miscellaneous and all other            474,173          548,227          548,227
  Nonredeemable preferred stocks                         3,718            3,475            3,475
                                                --------------   --------------   --------------
    Total equity securities                            577,658          683,290          683,290
                                                --------------   --------------   --------------
Mortgage loans on real estate                        1,020,427           xxxxxx        1,020,427
Real estate (2)                                          2,261           xxxxxx            2,261
Policy loans                                           279,699           xxxxxx          279,699
Other investments                                      162,985           xxxxxx          162,985
Private equity investments                             244,458           xxxxxx          268,535
Derivative investments                                   6,997           xxxxxx            6,997
Fixed maturity securities on loan                    1,275,628           xxxxxx        1,278,941
Equity securities on loan                               89,165           xxxxxx          119,087
                                                --------------   --------------   --------------
    Total                                            3,081,620                -        3,138,932
                                                --------------   --------------   --------------
Total investments                               $    8,754,794   $    5,873,524   $    9,012,456
                                                ==============   ==============   ==============

(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.
(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-.
(3) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.

See accompanying report of independent registered public accounting firm.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (In thousands)

                                                AS OF DECEMBER 31,
                         -----------------------------------------------------------------
                                          FUTURE POLICY
                            DEFERRED         BENEFITS                        OTHER POLICY
                             POLICY       LOSSES, CLAIMS                      CLAIMS AND
                          ACQUISITION     AND SETTLEMENT      UNEARNED         BENEFITS
       SEGMENT               COSTS         EXPENSES (1)     PREMIUMS (2)       PAYABLE
----------------------   --------------   --------------   --------------   --------------
2005:
   Life insurance        $      607,463   $    2,807,759   $      197,824   $      184,838
   Accident and
      health insurance           63,685          704,323           29,829           20,662
   Annuity                      152,609        3,597,044               31               57
                         --------------   --------------   --------------   --------------
                         $      823,757   $    7,109,126   $      227,684   $      205,557
                         ==============   ==============   ==============   ==============

2004:
   Life insurance        $      526,326   $    2,758,334   $      180,596   $      148,057
   Accident and
      health insurance           66,502          695,620           31,443           21,315
   Annuity                      128,227        3,490,442               18              327
                         --------------   --------------   --------------   --------------
                         $      721,055   $    6,944,396   $      212,057   $      169,699
                         ==============   ==============   ==============   ==============

2003:
   Life insurance        $      464,087   $    2,690,654   $      168,868   $      140,799
   Accident and
      health insurance           70,299          663,495           30,871           19,775
   Annuity                      102,089        3,386,782               28              113
                         --------------   --------------   --------------   --------------
                         $      636,475   $    6,740,931   $      199,767   $      160,687
                         ==============   ==============   ==============   ==============

                                                          FOR THE YEARS ENDED DECEMBER 31,
                         ---------------------------------------------------------------------------------------------------
                                                                             AMORTIZATION
                                                              BENEFITS,      OF DEFERRED
                                               NET         CLAIMS, LOSSES       POLICY           OTHER
                            PREMIUM         INVESTMENT     AND SETTLEMENT    ACQUISITION       OPERATING         PREMIUMS
       SEGMENT            REVENUE (3)         INCOME        EXPENSES (5)        COSTS           EXPENSES       WRITTEN (4)
----------------------   --------------   --------------   --------------   --------------   --------------   --------------
2005:
   Life insurance        $    1,317,258   $      269,193   $    1,167,471   $      123,387   $      425,463   $            -
   Accident and
      health insurance          129,608           11,181           51,434           15,527           75,994                -
   Annuity                      136,646          206,639          207,340           23,596          123,477                -
                         --------------   --------------   --------------   --------------   --------------   --------------
                         $    1,583,512   $      487,013   $    1,426,245   $      162,510   $      624,934   $            -
                         ==============   ==============   ==============   ==============   ==============   ==============

2004:
   Life insurance        $    1,204,119   $      238,332   $    1,061,659   $      134,768   $      408,460   $            -
   Accident and
      health insurance          132,964           11,524           60,323           12,896           76,843                -
   Annuity                      123,551          209,756          201,727           22,224          121,702                -
                         --------------   --------------   --------------   --------------   --------------   --------------
                         $    1,460,634   $      459,612   $    1,323,709   $      169,888   $      607,005   $            -
                         ==============   ==============   ==============   ==============   ==============   ==============

2003:
   Life insurance        $    1,122,503   $      240,777   $    1,024,443   $      127,528   $      341,177   $            -
   Accident and
      health insurance          131,057           10,711           57,919           19,214           79,737                -
   Annuity                      103,386          214,370          198,077           19,396          108,962                -
                         --------------   --------------   --------------   --------------   --------------   --------------
                         $    1,356,946   $      465,858   $    1,280,439   $      166,138   $      529,876   $            -
                         ==============   ==============   ==============   ==============   ==============   ==============

(1) Includes policy and contract account balances
(2) Includes unearned policy and contract fees
(3) Includes policy and contract fees
(4) Applies only to property and liability insurance
(5) Includes policyholder dividends

See accompanying report of independent registered public accounting firm.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (In thousands)

                                                                                                              PERCENTAGE
                                                            CEDED TO       ASSUMED FROM                       OF AMOUNT
                                            GROSS            OTHER            OTHER             NET            ASSUMED
                                            AMOUNT         COMPANIES        COMPANIES          AMOUNT           TO NET
                                        --------------   --------------   --------------   --------------   --------------
2005: Life insurance in force           $  365,941,212   $   54,429,939   $  131,535,964   $  443,047,237             29.7%
                                        ==============   ==============   ==============   ==============
      Premiums:
        Life insurance                  $      760,338   $       59,540   $      309,964   $    1,010,762             30.7%
        Accident and health insurance          198,589           69,492              510   $      129,607              0.4%
        Annuity                                 43,426                -               41   $       43,467              0.1%
                                        --------------   --------------   --------------   --------------
           Total premiums               $    1,002,353   $      129,032   $      310,515   $    1,183,836             26.2%
                                        ==============   ==============   ==============   ==============

2004: Life insurance in force           $  329,081,364   $   47,795,013   $  104,062,955   $  385,349,306             27.0%
                                        ==============   ==============   ==============   ==============
      Premiums:
        Life insurance                  $      685,032   $       52,212   $      275,004   $      907,824             30.3%
        Accident and health insurance          202,435           70,019              548          132,964              0.4%
        Annuity                                 37,246                -              552           37,798              1.5%
                                        --------------   --------------   --------------   --------------
           Total premiums               $      924,713   $      122,231   $      276,104   $    1,078,586             25.6%
                                        ==============   ==============   ==============   ==============

2003: Life insurance in force           $  302,107,783   $   38,521,130   $   90,958,405   $  354,545,058             25.7%
                                        ==============   ==============   ==============   ==============
      Premiums:
        Life insurance                  $      650,603   $       37,988   $      223,765   $      836,380             26.8%
        Accident and health insurance          204,829           69,212            1,469          137,086              1.1%
        Annuity                                 31,757                -               54           31,811                -
                                        --------------   --------------   --------------   --------------
           Total premiums               $      887,189   $      107,200   $      225,288   $    1,005,277             22.4%
                                        ==============   ==============   ==============   ==============

See accompanying report of independent registered public accounting firm.

                                     PART C

                             OTHER INFORMATION

                         Variable Annuity Account


                         Cross Reference Sheet to Other Information


      Form N-4

      Item Number        Caption in Other Information

          24.            Financial Statements and Exhibits

          25.            Directors and Officers of the Depositor

          26. Persons Controlled by or Under Common Control with the Depositor or Registrant

          27.            Number of Contract Owners

          28.            Indemnification

          29.            Principal Underwriters

          30.            Location of Accounts and Records

          31.            Management Services

          32.            Undertakings

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


     (a) Audited Financial Statements of Variable Annuity Account for the fiscal year ended December 31, 2005, are included in Part B of this filing and consist of the following:



          1. Report of Independent Registered Public Accounting Firm.
          2. Statements of Assets and Liabilities, as of year ended December 31, 2005.
          3. Statements of Operations, year ended December 31, 2005.
          4. Statements of Changes in Net Assets, years ended December 31, 2005 and 2004.
          5. Notes to Financial Statements.


     (b) Audited Consolidated Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company and subsidiaries, are incorporated by reference in Part B of this filing and consist of the following:


          1. Report of Independent Registered Public Accounting Firm - Minnesota Life Insurance Company and subsidiaries.
          2. Consolidated Balance Sheets - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2005 and 2004.
          3. Consolidated Statements of Operations and Comprehensive Income - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2005, 2004 and 2003.
          4. Consolidated Statements of Changes in Stockholder's Equity - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2005, 2004 and 2003.
          5. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2005, 2004 and 2003.
          6. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2005, 2004 and 2003.
          7. Schedule I - Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2005.
          8. Schedule III - Supplementary Insurance Information - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2005 and 2004.
          9. Schedule IV - Reinsurance - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2005, 2004 and 2003.

     (c)  Exhibits
          1. The Resolution of the Minnesota Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed as this exhibit to Registrant's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.
          2.   Not applicable.

          3.   (a)  The Distribution Agreement between The Minnesota Mutual
                    Life Insurance Company and Ascend Financial Services, Inc. previously filed on July 2, 2002 as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (b) The Dealer Selling Agreement previously filed on July 2, 2002 as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

         4.    (a)  The Flexible Payment Deferred Variable Annuity Contract,
                    form 03-70113 previously filed on December 12, 2003 as this exhibit to Registrant's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (b) The Premier Death Benefit Rider, form 02-70073 previously filed on July 2, 2002 as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (c) The 5% Death Benefit Increase Rider, form 02-70074 previously filed on July 2, 2002 as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (d) The Highest Anniversary Value Death Benefit Rider, form 02-70075 previously filed on July 2, 2002 as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (e) The Endorsement, form MHC-82-9032 previously filed on July 2, 2002 as this exhibit to Registrant's Form N-4, file Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (f) The Annuity Payment Endorsement, form MHC-83-9060 previously filed on May 21, 1999 as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (g) The Qualified Plan Agreement, form MHC-88-9176 Rev. 8-93 previously filed on May 21, 1999 as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (h) The Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form MHC-97-9418 previously filed on May 21, 1999 as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (i) The Individual Retirement Annuity SIMPLE-(IRA) Agreement, form MHC-98-9431 previously filed on May 21, 1999 as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (j) The Tax Sheltered Annuity Amendment, form MHC-88-9213 previously filed on March 1, 1999 as Exhibit 24(4)(j) to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

               (k) The Estate Enhancement Benefit Rider, form 03-70085 previously filed on March 12, 2004 as this exhibit to Registrant's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (l) The Guaranteed Income Provider Benefit Rider, form 03-70086 previously filed on March 12, 2004 as this exhibit to Registrant's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (m) The Guaranteed Lifetime Withdrawal Benefit Rider, form 05-70135 previously filed as this exhibit to Registrant's Form N-4, File Number 333-111067, Post-Effective Amendment Number 3, is hereby incorporated by reference.


               (n) The Guaranteed Minimum Withdrawal Benefit Rider, form number 04-70132.


         5.    (a)  The Flexible Variable Annuity Application, form 03-70114 previously filed on December 12, 2003 as this exhibit to Registrant's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

         6.    Certificate of Incorporation and Bylaws.

               (a) The Restated Certificate of Incorporation previously filed on February 28, 2005 as this exhibit to Registrant's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

               (b) The Bylaws of the Depositor previously filed as exhibit 26(f)(2) to the Minnesota Life Variable Life Account's Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

          7.   Not applicable.

          8. (a) Participation Agreement among Advantus Series Fund, Inc., Advantus Capital Management, Inc. and Minnesota Life Company filed as exhibit 27(h)(1)(i) on February 27, 2003 to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (b) Amendment Number One to the Participation Agreement among Advantus Series Fund, Inc., Advantus Capital Management, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(1)(ii) on February 27, 2003 to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (c) Amendment Number Two to the Participation Agreement among Advantus Series Fund, Inc., Advantus Capital Management, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(1)(iii) on February 27, 2003 to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (d) Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Ascend Financial Services, Inc. filed as exhibit 27(h)(6) on February 27, 2003 to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (e) Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, filed on February 26, 2003 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

               (f) Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, filed on February 26, 2003 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.


               (g) Waddell & Reed Target Funds, Inc. Participation Agreement previously filed on February 28, 2005 as this exhibit to Registrant's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.



                    (i) First Amendment to the Target Funds Participation Agreement.



                    (ii) Second Amendment to the Target Funds Participation
                         Agreement.


          9.   Opinion and consent of Donald F. Gruber, Esq.

         10.   Consent of KPMG LLP.

         11.   Not applicable.

         12.   Not applicable.

         13. Minnesota Life Insurance Company Power of Attorney to Sign Registration Statements.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR



Name and Principal                          Positions and Offices
Business Address                            with Insurance Company
----------------                            ----------------------
Mary K. Brainerd                            Director
HealthPartners
8100 34th Avenue South
Bloomington, MN 55425

John F. Bruder                              Senior Vice President
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Thomas P. Burns                             Senior Vice President
Minnesota Life Insurance
  Company
400 Robert Street North
St. Paul, MN  55101

Keith M. Campbell                           Senior Vice President
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

John W. Castro                              Director
Merrill Corporation
One Merrill Circle
St. Paul, MN  55108

John E. Gherty                              Director
2255 South Shore Boulevard
White Bear Lake, MN 55110

John F. Grundhofer                          Director
U.S. Bancorp
800 Nicollet Mall
Suite 2870
Minneapolis, MN 55402

John H. Hooley                              Director
SuperValu, Inc.
11840 Valley View Road
Eden Prairie, MN 55344-3691

James E. Johnson                            Executive Vice President
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Dianne M. Orbison                           Senior Vice President
Minnesota Life Insurance                    and Treasurer
 Company
400 Robert Street North
St. Paul, MN 55101

Jean Delaney Nelson                         Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Robert M. Olafson                           Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Dennis E. Prohofsky                         Director and Secretary
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Trudy A. Rautio                             Director
Carlson
701 Carlson Parkway
Minnetonka, MN 55305-8215

Robert L. Senkler                           Chairman, President and
Minnesota Life Insurance                    Chief Executive Officer
 Company
400 Robert Street North
St. Paul, MN 55101

Bruce P. Shay                               Senior Vice President
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Gregory S. Strong                           Senior Vice President
Minnesota Life Insurance                    and Chief Financial
 Company                                    Officer
400 Robert Street North
St. Paul, MN 55101

Randy F. Wallake                            Director,
Minnesota Life Insurance                    Executive Vice President and Vice Chair
 Company
400 Robert Street North
St. Paul, MN 55101

Warren J. Zaccaro                           Director and
Minnesota Life Insurance Company            Executive Vice President
400 Robert Street North
St. Paul, MN 55101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

         Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

         Securian Financial Group, Inc. (Delaware)
         Capitol City Property Management, Inc.
         Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.:


         I.A. Systems, Inc. (New York)
         Securian Ventures, Inc.
         Securian Financial Network, Inc.
         Minnesota Life Insurance Company
         Advantus Capital Management, Inc.
         Securian Financial Services, Inc.
         Securian Casualty Company


Wholly-owned subsidiaries of Minnesota Life Insurance Company:


         Northstar Life Insurance Company (New York)
         Personal Finance Company LLC (Delaware)
         Enterprise Holding Corporation
         Allied Solutions, L.L.C. (Indiana)
         Securian Life Insurance Company


Wholly-owned subsidiaries of Enterprise Holding Corporation:

         Financial Ink Corporation
         Oakleaf Service Corporation
         Concepts in Marketing Research Corporation
         Lafayette Litho, Inc.
         MIMLIC Funding, Inc.
         MCM Funding 1997-1, Inc.
         MCM Funding 1998-1, Inc.

Wholly-owned subsidiaries of Securian Financial Network, Inc.:

         Securian Financial Network, Inc. (Alabama)
         Securian Financial Network, Inc. (Nevada)
         Securian Financial Network, Inc. (Oklahoma)
         Securian Financial Network Insurance Agency, Inc. (Massachusetts)


Majority-owned Subsidiary of Securian Financial Group, Inc.:

         Securian Trust Company, N.A.

Open-end registered investment company offering shares solely to separate accounts of Minnesota Life Insurance Company:

         Advantus Series Fund, Inc.


Fifty percent-owned Subsidiary of Enterprise Holding Corporation:

         CRI Securities, LLC


Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of April 5, 2006, the number of holders of securities of this class were as follows:




                                             Number of Record
            Title of Class                       Holders
            --------------                   ----------------

     Variable Annuity Contracts --                1,789


ITEM 28.  INDEMNIFICATION

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Variable Annuity Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Variable Annuity Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Variable Annuity Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Variable Annuity Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Variable Annuity Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

          (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:
                    Variable Fund D
                    Variable Annuity Account
                    Minnesota Life Variable Life Account
                    Minnesota Life Variable Universal Life Account
                    Northstar Life Variable Universal Life Account

     (b)  Directors and Officers of Securian Financial Services, Inc.:


                                                   Positions and
Name and Principal                                 Offices
Business Address                                   with Underwriter
----------------                                   ----------------
George I. Connolly                                 President, Chief
Securian Financial Services, Inc.                  Executive Officer and
400 Robert Street North                            Director
St. Paul, MN 55101

Lynda S. Czarnetzki                                Treasurer
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101

Dwayne C. Radel                                    Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, MN 55101

Warren J. Zaccaro                                  Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Loyall E. Wilson                                   Vice President, Chief
Securian Financial Services, Inc.                  Compliance Officer and
400 Robert Street North                            Secretary
St. Paul, MN 55101

Richard A. Diehl
Securian Financial Services, Inc.                  Vice President and
400 Robert Street North                            Chief Investment Officer
St. Paul, MN 55101

Kimberly K. Carpenter                              Assistant Secretary
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101

Allen L. Peterson                                  Assistant Secretary
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101


     (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


  Name of           Net Underwriting   Compensation on
 Principal           Discounts and      Redemption or     Brokerage       Other
Underwriter           Commissions       Annuitization    Commissions   Compensation
-----------         ----------------   ---------------   -----------   ------------

Securian Financial,
 Services Inc.         $23,945,266           ---              ---           ---


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, MN 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

ITEM 32.  UNDERTAKINGS

     (a) Minnesota Life Insurance Company hereby represents that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Minnesota Life Insurance Company hereby represents that it will include as part of the prospectus, a toll-free number and a written communication included within the prospectus, that allows an applicant to call or write to request a Statement of Additional Information.

     (c) Minnesota Life Insurance Company hereby represents that it will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, File No. 333-111067, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Minnesota Life Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 the Registrant, Variable Annuity Account certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) Under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Paul and the State of Minnesota on the 21st day of April, 2006.


                                       VARIABLE ANNUITY ACCOUNT
                                       (Registrant)

                                   By: MINNESOTA LIFE INSURANCE COMPANY
                                       (Depositor)


                                   By             /s/ Robert L. Senkler
                                       -----------------------------------------
                                                      Robert L. Senkler
                                             Chairman of the Board, President
                                               and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, the Depositor, Minnesota Life Insurance Company, has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the Undersigned, thereunto duly authorized, in the City of Saint Paul, and the State of Minnesota, on the 21st day of April, 2006.


                                    MINNESOTA LIFE INSURANCE COMPANY


                                    By            /s/ Robert L. Senkler
                                       -----------------------------------------
                                                      Robert L. Senkler
                                             Chairman of the Board, President
                                               and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this Registration Statement has been signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota in their capacities with the Depositor and on the date indicated.


              Signature                        Title                                    Date
              ---------                        -----                                    ----
/s/ Robert L. Senkler                          Chairman, President and
---------------------------------------        Chief Executive Officer                  April 21, 2006
Robert L. Senkler

*                                              Director
---------------------------------------
Mary K. Brainerd

*                                              Director
---------------------------------------
John W. Castro

*                                              Director
---------------------------------------
John E. Gherty

*                                              Director
---------------------------------------
John F. Grundhofer

*
---------------------------------------        Director
John H. Hooley

*                                              Director
---------------------------------------
Dennis E. Prohofsky

*                                              Director
---------------------------------------
Trudy A. Rautio

*                                              Director
---------------------------------------
Randy F. Wallake

                                               Director
---------------------------------------
Warren J. Zaccaro


/s/ Gregory S. Strong                          Senior Vice President
---------------------------------------        (chief financial officer)                April 21, 2006


/s/ Gregory S. Strong                          Senior Vice President
---------------------------------------        (chief accounting officer)               April 21, 2006
Gregory S. Strong

/s/ Dianne M. Orbison                          Senior Vice President and
---------------------------------------        Treasurer (treasurer)                    April 21, 2006
Dianne M. Orbison


/s/ Dwayne C. Radel                            Attorney-in-Fact                         April 21, 2006
---------------------------------------
Dwayne C. Radel



* Pursuant to power of attorney dated April 10, 2006 a copy of which is filed herewith.

                                  EXHIBIT INDEX


Exhibit Number  Description of Exhibit
--------------  ----------------------
     4(n).      The Guaranteed Minimum Withdrawal Benefit Rider, form 04-70132.

     8(g)(i).   First Amendment to Target Funds Participation Agreement.

     8(g)(ii).  Second Amendment to Target Funds Participation Agreement.

      9.        Opinion and consent of Donald F. Gruber, Esq.

     10.        Opinion of KPMG LLP.

     13.        Minnesota Life Insurance Company Power of Attorney to sign
                Registration Statements.